As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10267

ASSETMARK FUNDS

(Exact name of registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 600,
PLEASANT HILL, CA 94523-3967

(Address of principal executive offices) (Zip code)

STARR E. FROHLICH
GENWORTH FINANCIAL WEALTH MANAGEMENT, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 600
PLEASANT HILL, CA 94523-3967

(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2011

Date of reporting period: April 1, 2010 through September 30, 2010

Item 1. Reports to Stockholders.

Investment Advisor
Genworth Financial Wealth Management, Inc.

SEMI-ANNUAL REPORT

September 30, 2010

ASSETMARK LARGE CAP GROWTH FUND

ASSETMARK LARGE CAP VALUE FUND

ASSETMARK SMALL/MID CAP GROWTH FUND

ASSETMARK SMALL/MID CAP VALUE FUND

ASSETMARK INTERNATIONAL EQUITY FUND

ASSETMARK REAL ESTATE SECURITIES FUND

ASSETMARK TAX-EXEMPT FIXED INCOME FUND

ASSETMARK CORE PLUS FIXED INCOME FUND

ASSETMARK ENHANCED FUNDAMENTAL INDEX®
LARGE COMPANY GROWTH FUND

ASSETMARK ENHANCED FUNDAMENTAL INDEX®
LARGE COMPANY VALUE FUND

ASSETMARK ENHANCED FUNDAMENTAL INDEX®
SMALL COMPANY GROWTH FUND

ASSETMARK ENHANCED FUNDAMENTAL INDEX®
SMALL COMPANY VALUE FUND

November 29, 2010

Dear Shareholder:

Enclosed is the Semi-Annual Report of the AssetMark Funds covering the six-month period from April 1, 2010 through September 30, 2010.

In many ways, the second and third quarters of 2010 were mirror opposites. While U.S. equity markets were significantly down in the second quarter, returns were up almost as significantly in the third quarter. Overall, the six-month return was slightly negative, with the S&P 500® Index1 posting a loss of 1.42%. Underlying this result was a high degree of volatility in the overall markets, with double-digit spreads between the high and low returns for the U.S. broad market indices. This volatility peaked during May at the second highest level over the past five years – only overshadowed by the huge volatility spike during the financial crisis – then trended down.

Just as the two quarters generated very different total returns, the market leaders were not consistent over the entire period. Within U.S. equity markets, small cap stocks generally fared better than large cap stocks during the second quarter, and there was no clear style leader. In contrast, during the third quarter, there was no clear size leader, and growth outperformed value.

In the international equity markets, the MSCI Emerging Market Index®2 rose 8.37% over the six-month period, outperforming the MSCI EAFE® Index3 of international developed market stocks, which added 0.51%. The movement of the currency market and the weakness of the U.S. dollar during the third quarter were significant components of the returns achieved.

Turning to non-equity returns, commercial real estate in the U.S., represented by the FTSE NAREIT Equity REIT Index4, generated a strong six-month gain of 8.25%, falling during the second quarter and rising significantly in the third as investors sought higher-yielding securities. Bonds were the only asset class that gathered positive returns across both quarters, and the Barclays Capital U.S. Aggregate Bond Index5 had a net return of 6.06% over the six-month reporting period.

While equity markets swung between large negatives and positives, the U.S. economy was nothing short of lethargic. Many European economies also continued to struggle, fueling worries about a second recession.

European Debt Crisis

The European debt crisis was the big financial story of the second quarter, as investors weighed the threat of default on sovereign debt obligations in countries such as Greece, Spain, Italy and Ireland against the overall strength of the European economy and the ability of European nations to tighten government spending. In May, the European Union, along with individual European nations and the International Monetary Fund, created a loan package of over one trillion dollars in an effort to forestall the crisis. Although the loan package was generally welcomed by investors, individual countries in Europe continue to face major difficulties working through their debt issues.

The U.S. Economy

There is currently no clarity about whether the U.S. economy will again fall into recession or accelerate in the direction of recovery. Many analysts believe that a double-dip recession is unlikely, pointing to growing business spending as a bright spot. Others highlight the lack of recovery in consumer spending – fueled by stubbornly high levels of unemployment and underemployment – as key, given that consumer spending makes up the lion’s share of economic activity in the U.S. The economy’s ultra-slow growth has persisted for enough time that many commentators and analysts now expect the Federal Reserve to step in to pump more money into the U.S. economy in an attempt to stimulate growth and avert a dangerous downslide in prices.

Growth in China

There is no lack of clarity about economic growth in China. While U.S. manufacturing slowed in September to its lowest rate in 10 months, China’s manufacturing increased in September at its fastest pace in four months6. U.S. GDP now significantly trails global GDP, and the World Bank reports that “developing countries have come to the global economy’s rescue,” and that

“they are the new locomotives of growth.”7 China continues to outpace its competitors, surpassing the Japanese economy during the second quarter and aiming to secure second place in the world economy for the year as a whole8. In terms of purchasing power, China supplanted Japan nearly a decade ago and now stands behind only the U.S. and the European Union.

Looking Ahead

As we head into the final quarter of 2010, uncertainty continues to prevail, with many analysts watching developments in the U.S., Europe and China to gauge the health of the global economy. Currently, China is moving on an upward economic trajectory, but it is less clear whether the U.S. and Europe will follow that course.

Likewise, viewpoints are split about the stock market’s recovery, with some believing that we are at the beginning of a cyclical bull market and others expecting bad economic news to unleash the bears again. Given the multiple levels of uncertainty, many investors are preparing for a range of scenarios, including inflation, deflation, stagnation and growth.

We thank you for your decision to include the AssetMark Funds in your portfolio and recognize the trust you have placed in us. We look forward to the future with confidence.

Sincerely,

Carrie E. Hansen
President
AssetMark Funds

Past performance is not indicative of future results.

Investments in the Funds will fluctuate, and when redeemed may be worth more or less than originally invested. Investors should consider the Funds’ Investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest or send money. The prospectus is available upon request, without charge, by calling 1-800-238-0810.

[1]

The S&P 500® Index, a registered trademark of the McGraw Hill Companies, is an unmanaged basket of 500 stocks that are considered to be widely held and thus believed to be a good indicator of overall market performance. You cannot invest directly into an index.

[2]

The MSCI Emerging Markets Index is a free float-adjusted market capitalization Index that is designed to measure equity market performance of emerging markets. As of June 2009, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

[3]

The MSCI Europe, Australia and Far East Index (MSCI EAFE) is a free float-adjusted market capitalization Index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

[4]

The FTSE NAREIT Equity REIT Index is a broad measure of the performance of publicly traded U.S. real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies

[5]

The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS.

[6]	Bob Willis, “ISM U.S. Manufacturing Index Decreased to 54.4 in September,” Bloomberg, October 1, 2010, bloomberg.com.

[7]	Sandrine Rastello, “Emerging Economies to Outgrow Developed Nations by 2015, World Bank Says,” Bloomberg, September 27, 2010, bloomberg.com.

[8]	Lindsay Whipp and Jamil Anderlini, “Chinese economy eclipses Japan’s,” Financial Times, August 16, 2010, ft.com.

FINRA 106982 051710

AssetMark Large Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding the Lipper Index). It is not possible to invest directly in an index.

RUSSELL 1000® GROWTH INDEX – An unmanaged index which measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP GROWTH FUNDS INDEX – The Lipper Large-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Growth Funds Category. These funds, by portfolio practice, invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the Standard & Poor’s Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the Standard & Poor’s 500 Composite Index.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Large Cap Growth Fund	11.11%	-1.28%	-1.13%
Russell 1000® Growth Index	12.65%	2.06%	0.47%
Lipper Large-Cap Growth Funds Index	10.14%	0.78%	-0.34%

AssetMark Large Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2010, the Fund returned -0.83%, trailing the Russell 1000® Growth Index, which returned -0.27%, but outperforming the Lipper Large-Cap Growth Funds Index, which returned -1.56%.

•

Sector positioning was the primary driver of the underperformance relative to the Russell 1000® Growth Index for the period, with overweight exposures to the cyclical sectors, including industrials, financials and energy being the largest detractors from performance, relative to the Russell 1000® Growth Index.

•

The Fund had larger exposures to companies with larger market capitalizations, as well as securities with higher volatility and beta characteristics relative to the Russell 1000® Growth Index, each of which dampened performance for the period.

•

The Fund benefited from its security selection, specifically within technology and consumer related technology. Top holding, Apple Inc, was the best performer for the period due to the successful launches of its iPad and next generation iPhone.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apple Inc.	5.49
2	Oracle Corp.	2.32
3	Cisco Systems, Inc.	2.24
4	Exxon Mobil Corp.	2.20
5	International Business Machines Corp.	2.08
6	Google, Inc.	2.01
7	3M Co.	1.96
8	Qualcomm, Inc.	1.89
9	Microsoft Corp.	1.69
10	PepsiCo, Inc.	1.63

AssetMark Large Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June, 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding the Lipper Index). It is not possible to invest directly in an index.

RUSSELL 1000® VALUE INDEX – An unmanaged index which measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP VALUE FUNDS INDEX – The Lipper Large-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Value Funds Category. These funds, by portfolio practice, invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the Standard & Poor’s Super Composite 1500® Index. Large-cap value funds typically invest in securities that have a below average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Large Cap Value Fund	9.18%	-3.97%	-0.11%
Russell 1000 Value Index	8.90%	-0.48%	2.55%
Lipper Large-Cap Value Funds Index	7.57%	-0.09%	1.38%

AssetMark Large Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2010, the Fund returned -2.69%, underperforming the Russell 1000® Value Index, which returned -2.14%, but outperforming the Lipper Large-Cap Value Funds Index, which returned -3.13%.

•

Security selection negatively impacted performance during the period due primarily to two energy securities – Diamond Offshore Drilling and Anadarko Petroleum Corp. Both stocks were negatively affected by the BP oil spill in the Gulf of Mexico.

•

From a fundamental standpoint, exposure to securities with higher price-to-book ratios and lower volatility relative to the Russell 1000® Value Index proved benefical to performance, while exposure to securities with larger market capitalizations and securities with lower momentum detracted from returns.

•

Overweight exposure to energy and underweight exposures to financials, industrials and consumer discretionary benefited the Fund but overweight exposures to the defensive sectors of consumer staples and health care offset some of the positive contribution.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Pfizer, Inc.	2.88
2	Johnson & Johnson	2.84
3	Merck & Co., Inc.	2.57
4	Wells Fargo & Co.	2.29
5	Occidental Petroleum Corp.	2.23
6	Apache Corp.	2.03
7	Chevron Corp.	2.01
8	CVS Caremark Corporation	1.96
9	Devon Energy Corp.	1.85
10	Microsoft Corp.	1.80

AssetMark Small/Mid Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June, 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding the Lipper Index). It is not possible to invest directly in an index.

RUSSELL 2500® GROWTH INDEX – An unmanaged index which measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MIDCAP® GROWTH INDEX – Measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The Russell 1000® Growth Index contains those securites in the Russell 1000® Index with a greater-than-average growth orientation.

LIPPER SMALL-CAP GROWTH FUNDS INDEX – The Lipper Small-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Growth Funds Category. These funds, by portfolio practice, invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index™.

LIPPER MID-CAP GROWTH FUNDS INDEX – The Lipper Mid-Cap Growth Funds Index includes funds that, by portfolio practice, invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Small/Mid Cap Growth Fund	14.46%	0.35%	0.30%
Russell 2500 Growth Index	17.27%	3.09%	3.20%
Russell Midcap® Growth Index	18.27%	2.86%	3.46%
Lipper Small-Cap Growth Funds Index	14.86%	1.30%	1.80%
Lipper Mid-Cap Growth Funds Index	16.52%	4.12%	2.84%

AssetMark Small/Mid Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2010, the Fund returned -0.91%, trailing the Russell 2500 Growth Index, which returned 2.09%, the Russell Midcap® Growth Index, which returned 2.95%, the Lipper Mid-Cap Growth Funds Index, which returned 2.92% and the Lipper Small-Cap Growth Funds Index, which returned 1.94%.

•	Both security selection and sector allocation detracted from performance with the most significant impact coming from security decisions.

•

Holdings in Tivo, Inc. and Sykes Enterprises, Inc. were among the largest detractors from Fund performance. Tivo involved in ongoing legal issues relating to is patents, and Sykes Enterprises, issuing lower earnings guidance and having European exposure caused a drag on returns.

•

Exposure to securities with greater momentum and lower price-to-earnings ratios relative to the Russell 2500 Growth Index was slightly positive but not enough to offset the negative impact from unfavorable sector allocation. Overweight exposure to consumer discretionary and health care, and underweight exposure to materials, hurt performance.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Chipotle Mexican Grill, Inc.	1.66
2	Roper Industries, Inc.	1.64
3	Buffalo Wild Wings, Inc.	1.51
4	IDEX Corp.	1.28
5	Under Armour, Inc.	1.24
6	Rovi Corp.	1.18
7	United Natural Foods, Inc.	1.16
8	Entropic Communications, Inc.	1.16
9	Riverbed Technology, Inc.	1.09
10	MSCI, Inc.	1.08

AssetMark Small/Mid Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June, 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding the Lipper Index). It is not possible to invest directly in an index.

RUSSELL 2500 VALUE INDEX – An unmanaged index which measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MIDCAP® VALUE INDEX – Measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. The Russell 1000® Value Index contains those securites in the Russell 1000® Index with a less-than-average growth orientation.

LIPPER SMALL-CAP VALUE FUNDS INDEX – The Lipper Small-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Value Funds Category. These funds, by portfolio practice, invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically have a below average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index™.

LIPPER MID-CAP VALUE FUNDS INDEX – The Lipper Mid-Cap Value Funds Index includes funds that, by portfolio practice, invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. These funds will normally have a below average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Small/Mid Cap Value Fund	13.38%	-0.73%	3.79%
Russell 2500 Value Index	14.74%	1.38%	6.86%
Russell Midcap® Value Index	16.93%	1.97%	7.02%
Lipper Small-Cap Value Funds Index	13.43%	1.95%	7.02%
Lipper Mid-Cap Value Funds Index	14.13%	2.15%	5.86%

AssetMark Small/Mid Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2010, the Fund returned -1.37%, trailing the Russell 2500 Value Index, which returned 0.07%, the Lipper Mid-Cap Value Funds Index, which returned -0.24% and the Lipper Small-Cap Value Funds Index, which returned -0.64%.

•	The largest detractor from returns was the exposure to securities with higher volatility and larger market capitalizations than the Russell 2500 Value Index.

•

Sector exposures hurt performance with underweight exposure to financials and utilities, coupled with overweight exposure to energy being the largest detractors from performance. Sector allocations were predominantly a result of security selection, which was positive for the period.

•

The Fund had exposure to two specific holdings that were involved in take-over offers. Tyco’s offer for ADC Telecommunications and General Motors’ offer for AmeriCredit Corp, pushed their stocks to trade upwards to levels close to or above the acquistion price, leading to the sale of the positions.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Leucadia National Corp.	1.75
2	Plum Creek Timber Co., Inc.	1.64
3	White Mountains Insurance Group Ltd.	1.55
4	Foot Locker, Inc.	1.53
5	Family Dollar Stores, Inc.	1.48
6	CIT Group, Inc.	1.47
7	Avnet, Inc.	1.43
8	Tech Data Corp.	1.39
9	Denbury Resources, Inc.	1.38
10	Oneok, Inc.	1.37

AssetMark International Equity Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June, 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding the Lipper Index). It is not possible to invest directly in an index.

MSCI EAFE® INDEX – The MSCI Europe, Australia, and Far East Index (MSCI EAFE®) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed countries, excluding the U.S. & Canada.

LIPPER INTERNATIONAL FUNDS INDEX – An unmanaged index which measures the composite performance of the 30 largest “international” mutual funds, as categorized by Lipper Inc. These funds invest in securities with primary tradings markets outside of the United States.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark International Equity Fund	-2.26%	-1.92%	2.14%
MSCI EAFE® Index	3.71%	2.45%	5.29%
Lipper International Funds Index	6.00%	3.50%	5.78%

AssetMark International Equity Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2010, the Fund returned -1.87%, trailing the MSCI EAFE® Index, which returned 0.51% and the Lipper International Funds Index, which returned 1.43%.

•

The largest driver of the underperformance was security selection, with exposure to BP detracting approximately 1% from returns as the stock fell precipitously following the disaster in the Gulf of Mexico. Roche Holdings also dampened performance as the large cap pharmaceuticals fell under pressure during the period due to concerns over demand for generic drugs.

•	Currency exposure also had a negative effect during the period, as did the Fund’s bias to securities with lower price-to-earnings ratios and larger market capitalizations.

•

Regional exposure was positive due to the emphasis of Asia Pacific over Europe, but country allocation was negative due to the Fund’s underweight to Sweden and Hong Kong. Sector positioning was also slightly positive due to the Fund’s overweight to the more defensive sectors including telecommunications and consumer staples.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Sanofi-Aventis SA	2.72
2	Novartis AG	2.34
3	Royal Dutch Shell Plc	2.12
4	GlaxoSmithKline Plc	2.09
5	Unilever Plc	2.08
6	Takeda Pharmaceutical Co., Ltd.	2.01
7	Carrefour SA	2.00
8	Canon, Inc.	1.87
9	France Telecom SA	1.79
10	Kao Corp.	1.75

AssetMark Real Estate Securities Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June, 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding the Lipper Index). It is not possible to invest directly in an index.

FTSE NAREIT EQUITY INDEX – The FTSE NAREIT Equity Index is an unmanaged index that measures the performance of all publically traded real estate investment trusts traded on U.S. exchanges.

LIPPER REAL ESTATE FUNDS INDEX – An unmanaged index which measures the composite performance of the 30 largest “real estate” mutual funds, as categorized by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Real Estate Securities Fund	30.91%	-0.94%	7.59%
FTSE NAREIT Equity Index	30.28%	1.88%	9.53%
Lipper Real Estate Funds Index	24.98%	1.11%	8.90%

AssetMark Real Estate Securities Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2010, the Fund returned 9.40%, outperforming the FTSE NAREIT Equity Index, which returned 8.25% and the Lipper Real Estate Funds Index, which returned 6.44%.

•

Security selection was the primary driver of the relative outperformance, with the largest contributions coming from Equity Residential, an apartment REIT, and Simon Property, the largest U.S. mall operator.

•

Sector positioning was more mixed during the period but overweight exposure to the apartment sector and solid security selection within the sector was a contributor to relative and absolute performance.

•

Exposure to higher momentum and price-to-book stocks proved positive, but was not enough to offset the negative impact of owning higher market capitalization and lower price-to-earnings ratio stocks relative to the FTSE NAREIT Equity REIT Index.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Simon Property Group, Inc.	10.74
2	Equity Residential	5.74
3	Vornado Realty Trust	5.65
4	Public Storage	4.99
5	Host Hotels & Resorts, Inc.	4.54
6	Boston Properties, Inc.	4.49
7	Digital Realty Trust, Inc.	3.88
8	Ventas, Inc.	3.65
9	Health Care REIT, Inc.	3.54
10	HCP, Inc.	3.45

AssetMark Tax-Exempt Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June, 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding the Lipper Index). It is not possible to invest directly in an index.

BARCLAYS CAPITAL U.S. MUNICIPAL BOND INDEX – The Barclays Capital U.S. Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a date after December 31, 1990, and must be at least one year from their maturity date.

LIPPER INTERMEDIATE MUNICIPAL BOND FUNDS INDEX – The Lipper Intermediate Municipal Bond Funds Index is an index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Tax-Exempt Fixed Income Fund	5.60%	3.85%	3.88%
Barclays Capital U.S. Municipal Bond Index	5.81%	5.13%	5.39%
Lipper Intermediate Municipal Bond Funds Index	5.46%	4.41%	4.40%

AssetMark Tax-Exempt Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2010, the Fund returned 5.59%, outperforming the Barclays Capital U.S. Municipal Bond Index, which returned 5.51% and the Lipper Intermediate Municipal Bond Funds Index, which returned 4.73%.

•	Security selection was a large driver of returns for the Fund for much of the period. The Fund benefited from its exposure to lower credit quality issues offering higher yields.

•	Exposure to longer dated maturities generally benefited performance, as the municipal yield curve steepened over the period.

•	Although owning longer dated tobacco bonds benefited performance in previous periods, it detracted from performance this period as these fell out of favor with investors.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Golden West Schools Funding Authority, Refunding, GO, AMBAC Insured, 5.50%, 08/01/2019	1.82
2	St. Clair County High School District No. 203, Series A, GO, AMBAC Insured, 5.75%, 12/01/2026	1.76
3	Eastern Municipal Power Agency, Series B, Refunding Revenue Bond, FGIC Insured, 6.00%, 01/01/2022	1.60
4	Chicago, GO, 5.00%, 12/01/2024	1.37
5	North East Independent School District, GO, 5.25%, 02/01/2027	1.29
6	Indiana State Finance Authority, Series A, Refunding, Revenue Bond, 02/01/2021	1.22
7	Southwestern Illinois Development Authority, Revenue Bond, 5.75%, 02/01/2029	1.19
8	Long Island Power Authority, Series A, Refunding, Revenue	1.18
9	Wisconsin, Series A, Refunding, Revenue Bond, 6.00%, 05/01/2033	1.18
10	Lackawanna County, Series B, Refunding, GO, 6.00%, 09/15/2032	1.11

AssetMark Core Plus Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June, 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding the Lipper Index). It is not possible to invest directly in an index.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX – An unmanaged index which measures the performance of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Barclays Capital U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the U.S. and includes U.S. Government and corporate debt securities, mortgage and asset-backed securities and international U.S. dollar-denominated bonds. All securities contained in the Barclays Capital U.S. Aggregate Bond Index have a minimum term to maturity of one year.

LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS INDEX – The Lipper Intermediate Investment-Grade Debt Funds Index is an index of funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Core Plus Fixed Income Fund	10.92%	5.15%	5.21%
Barclays Capital U.S. Aggregate Bond Index	8.16%	6.20%	6.06%
Lipper Intermediate Investment-Grade Debt Funds Index	11.33%	5.75%	5.73%

AssetMark Core Plus Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2010, the Fund returned 6.21%, outperforming the Barclays Capital U.S. Aggregate Bond Index, which returned 6.05% and underperforming the Lipper Intermediate Investment-Grade Debt Funds Index, which returned 6.69%.

•

Overweight exposure to higher yielding sectors and relative underweight exposure to Treasuries were the primary drivers of the outperformance over the complete period due to the recovery of the credit markets in the third quarter.

•

Signficant exposure to corporate bonds, including overweight exposure to lower credit quality securities helped drive returns in the credit market rally. Additionally, overweight exposure to non-agency mortgage-backed securities proved beneficial.

•

Duration was a marginal detractor to performance as the slightly shorter duration stance relative to the Barclays Capital U.S. Aggregate Bond Index went unrewarded with the flattening of the yield curve. Conversely, exposure to foreign bonds, including emerging market debt, was rewarded as a result of currency movement.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	U.S. Treasury Note, 2.125%, 05/31/2015	3.03
2	GNMA Pool# TBA, 4.000%, 10/15/2040	2.85
3	U.S. Treasury Note, 1.375%, 02/15/2012	2.77
4	U.S. Treasury Note, 3.500%, 05/15/2020	2.16
5	FNMA Pool# TBA, 5.500%, 10/14/2038	1.98
6	U.S. Treasury Bond, 4.375%, 05/15/2040	1.91
7	FHLMC, 5.000%, 05/01/2040	1.45
8	GNMA Pool# TBA, 4.000%, 11/15/2040	1.42
9	U.S. Treasury Note, 0.750%, 05/31/2012	1.33
10	FNMA, 5.000%, 07/01/2040	1.14

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding the Lipper Index). It is not possible to invest directly in an index.

RUSSELL 1000® GROWTH INDEX – An unmanaged index which measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP GROWTH FUNDS INDEX – The Lipper Large-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Growth Funds Category. These funds, by portfolio practice, invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the Standard & Poor’s Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Since Inception (8/9/07)

AssetMark Enhanced Fundamental Index® Large Company Growth Fund	9.36%	-2.14%
Russell 1000® Growth Index	12.65%	-2.43%
Lipper Large-Cap Growth Funds Index	10.14%	-3.36%

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2010, the Fund returned -1.62%, underperforming the Russell 1000® Growth Index, which returned -0.27% and the Lipper Large-Cap Growth Funds Index, which returned -1.56%.

•	Sector allocation was the largest detractor from returns during the period, specifically overweight exposure to financials and underweight positions in consumer discretionary and energy.

•

Security positioning was also detrimental to returns, with the biggest detractors being blue chip technology names including Microsoft Corp. and Hewlett Packard Co. Hewlett Packard fell after paying a premium for a small networking company engaged in cloud technology.

•

Fundamentally, exposure to securities with lower long-term momentum, volatility and price-to-book ratios relative to the Russell 1000® Growth Index was unfavorable for performance, but was offset to a degree by the exposure to smaller market capitalization companies.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Microsoft Corp.	3.72
2	AT&T, Inc.	3.48
3	Google, Inc.	2.39
4	Pfizer, Inc.	2.17
5	International Business Machines Corp.	1.99
6	Apple, Inc.	1.78
7	Johnson & Johnson	1.76
8	Philip Morris International, Inc.	1.76
9	The Coca-Cola Company	1.76
10	Procter & Gamble Co.	1.62

AssetMark Enhanced Fundamental Index® Large Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding the Lipper Index). It is not possible to invest directly in an index.

RUSSELL 1000® VALUE INDEX – An unmanaged index which measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP VALUE FUNDS INDEX – The Lipper Large-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Value Funds Category. These funds, by portfolio practice, invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the Standard & Poor’s Super Composite 1500® Index. Large-cap value funds typically invest in securities that have a below average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Since Inception (8/9/07)

AssetMark Enhanced Fundamental Index® Large Company Value Fund	13.05%	-6.73%
Russell 1000® Value Index	8.90%	-7.52%
Lipper Large-Cap Value Funds Index	7.57%	-6.61%

AssetMark Enhanced Fundamental Index® Large Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2010, the Fund returned -0.52%, outperforming the Russell 1000® Value Index, which returned -2.14% and the Lipper Large-Cap Value Funds Index, which returned -3.13%.

•

Sector allocation was the largest contributor to the relative outperformance as the Fund benefited from underweight exposure to financials and overweight positions in energy and consumer discretionary relative to the Russell 1000® Value Index.

•	Security positioning also contributed to performance as holdings of the large cap integrated oil firms, including Chevron Corp. and ConocoPhillips, performed well over the period.

•	From a fundamental standpoint, exposure to securities with smaller market capitalizations and higher price-to-earnings ratios relative to the Russell 1000® Value Index benefited performance.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Exxon Mobil Corp.	7.15
2	Chevron Corp.	4.12
3	Wal-Mart Stores, Inc.	4.01
4	Verizon Communications, Inc.	2.01
5	General Electric Co.	1.93
6	ConocoPhillips	1.88
7	Bank of America Corporation	1.22
8	Altria Group, Inc.	1.16
9	Home Depot, Inc.	1.15
10	Time Warner, Inc.	1.13

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding the Lipper Index). It is not possible to invest directly in an index.

RUSSELL 2000® GROWTH INDEX – An unmanaged index which measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP GROWTH FUNDS INDEX – The Lipper Small-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Growth Funds Category. These funds, by portfolio practice, invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index™.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Since Inception (8/9/07)

AssetMark Enhanced Fundamental Index® Small Company Growth Fund	15.69%	1.54%
Russell 2000® Growth Index	14.79%	-2.71%
Lipper Small-Cap Growth Funds Index	14.86%	-4.37%

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2010, the Fund returned 2.45%, outperforming the Russell 2000® Growth Index, which returned 2.43% and the Lipper Small-Cap Growth Funds Index, which returned 1.94%.

•

The benefit achieved from security positioning was reduced as a result of weak sector allocation and fundamental exposures. For the period, the top contributors to return were positions in GT Solar International, Inc., First Solar, Netflix, Inc. and Salesforce.com, Inc.

•	Overweight exposure to financials and underweight exposure to industrials negatively impacted performance and offset the benefits from underweight exposures to health care and technology.

•

From a fundamental standpoint, exposure to securities with lower long-term momentum and larger market capitalizations relative to the Russell 2000® Growth Index were the most significant detractors for the period.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	First Solar, Inc.	1.02
2	Intuitive Surgical, Inc.	1.02
3	Mead Johnson Nutrition Co.	1.01
4	Priceline.com, Inc.	0.85
5	GT Solar International, Inc.	0.78
6	Salesforce.com, Inc.	0.71
7	Mettler-Toledo International, Inc.	0.71
8	Delphi Financial Group, Inc.	0.67
9	Vector Group Ltd.	0.56
10	ResMed, Inc.	0.55

AssetMark Enhanced Fundamental Index® Small Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding the Lipper Index). It is not possible to invest directly in an index.

RUSSELL 2000® VALUE INDEX – An unmanaged index which measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP VALUE FUNDS INDEX – The Lipper Small-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Value Funds Category. These funds, by portfolio practice, invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically invest in securities that have a below average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index™.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Since Inception (8/9/07)

AssetMark Enhanced Fundamental Index® Small Company Value Fund	12.93%	-5.44%
Russell 2000® Value Index	11.84%	-3.93%
Lipper Small-Cap Value Funds Index	13.43%	-2.29%

AssetMark Enhanced Fundamental Index® Small Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 6 months ended September 30, 2010, the Fund returned -0.73%, outperforming the Russell 2000® Value Index, which returned -1.90%, but underperforming the Lipper Small-Cap Value Funds Index, which returned -0.64%.

•

Security positioning was the largest driver of relative returns as the Fund benefited from owning ADC Telecommunication, which was acquired by Tyco during the period. The Fund also benefited from holding Healthspring, Inc. and Air Trans Holdings, Inc.

•

Sector allocation was also positive and benefited returns overall due to a large overweight exposure to consumer discretionary and industrials in combination with a large underweight exposure to financials.

•

Fundamentally, exposure to securities with higher volatility and lower long-term momentum relative to the Index detracted from performance, but was partially offset by exposure to companies with smaller market capitalizations and higher price-to-earnings ratios relative to the Russell 2000® Value Index.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	USA Mobility, Inc.	0.77
2	Unisys Corp.	0.69
3	Cambrex Corp.	0.68
4	W.R. Grace & Co.	0.59
5	Weight Watchers International, Inc.	0.58
6	Cabelas, Inc.	0.58
7	Mine Safety Appliances Co.	0.58
8	Magellan Health Services, Inc.	0.58
9	Resources Connection, Inc.	0.54
10	Tractor Supply Co.	0.53

AssetMark Funds
EXPENSE EXAMPLE (Unaudited)
September 30, 2010

As a shareholder of the AssetMark Funds (the “Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Expense Example shown in this section is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example is based on an investment of $1,000 invested at the beginning of a six month period and held for the entire period (April 1, 2010 – September 30, 2010) for the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index™ Large Company Growth Fund, AssetMark Enhanced Fundamental Index™ Large Company Value Fund, AssetMark Enhanced Fundamental Index™ Small Company Growth Fund and AssetMark Enhanced Fundamental Index™ Small Company Value Fund.

Actual Expenses
The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expenses ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
September 30, 2010

		Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Annualized Expense Ratio[1] based on the period April 1, 2010 – September 30, 2010	Expenses Paid During Period[2] April 1, 2010 – September 30, 2010

AssetMark Large Cap	Actual	$1,000.00	$991.70	1.48%	$7.36
Growth Fund	Hypothetical[3]	$1,000.00	$1,017.67	1.48%	$7.46

AssetMark Large Cap	Actual	$1,000.00	$973.10	1.46%	$7.24
Value Fund	Hypothetical[3]	$1,000.00	$1,017.73	1.46%	$7.40

AssetMark Small/Mid Cap	Actual	$1,000.00	$990.90	1.69%	$8.43
Growth Fund	Hypothetical[3]	$1,000.00	$1,016.60	1.69%	$8.54

AssetMark Small/Mid Cap	Actual	$1,000.00	$986.30	1.64%	$8.17
Value Fund	Hypothetical[3]	$1,000.00	$1,016.84	1.64%	$8.30

AssetMark International	Actual	$1,000.00	$981.30	1.54%	$7.65
Equity Fund	Hypothetical[3]	$1,000.00	$1,017.34	1.54%	$7.79

AssetMark Real Estate	Actual	$1,000.00	$1,094.00	1.53%	$8.03
Securities Fund	Hypothetical[3]	$1,000.00	$1,017.40	1.53%	$7.74

AssetMark Tax-Exempt	Actual	$1,000.00	$1,055.90	1.29%	$6.65
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,018.60	1.29%	$6.53

AssetMark Core Plus	Actual	$1,000.00	$1,062.10	1.27%	$6.57
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,018.70	1.27%	$6.43

AssetMark Enhanced Fundamental	Actual	$1,000.00	$983.80	1.24%	$6.19
Index® Large Company Growth Fund	Hypothetical[3]	$1,000.00	$1,018.83	1.24%	$6.30

AssetMark Enhanced Fundamental	Actual	$1,000.00	$994.80	1.29%	$6.47
Index® Large Company Value Fund	Hypothetical[3]	$1,000.00	$1,018.59	1.29%	$6.54

AssetMark Enhanced Fundamental	Actual	$1,000.00	$1,024.50	1.32%	$6.68
Index® Small Company Growth Fund	Hypothetical[3]	$1,000.00	$1,018.47	1.32%	$6.66

AssetMark Enhanced Fundamental	Actual	$1,000.00	$992.70	1.98%	$9.91
Index® Small Company Value Fund	Hypothetical[3]	$1,000.00	$1,015.12	1.98%	$10.02

[1]	The expense ratio excludes the securities lending credit.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
[3]	5% return before expenses.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS - 99.04%
	Aerospace & Defense - 3.51%
13,600	Boeing Co.	$904,944
22,100	General Dynamics Corp.	1,388,101
23,800	Honeywell International, Inc.	1,045,772
8,180	Precision Castparts Corp. (a)	1,041,723
5,700	TransDigm Group, Inc.	353,685
27,500	United Technologies Corp.	1,958,825

		6,693,050

	Air Freight & Logistics - 1.17%
28,770	Expeditors International of
	Washington	1,330,037
10,500	FedEx Corp.	897,750

		2,227,787

	Airlines - 0.33%
53,700	Delta Air Lines, Inc. (b)	625,068

	Auto Components - 1.10%
32,200	Johnson Controls, Inc.	982,100
26,600	TRW Automotive
	Holdings Corp. (b)	1,105,496

		2,087,596

	Beverages - 3.05%
22,900	Dr. Pepper Snapple Group, Inc. (a)	813,408
46,850	PepsiCo, Inc.	3,112,713
32,380	The Coca-Cola Company (a)	1,894,878

		5,820,999

	Biotechnology - 3.55%
3,710	Alexion Pharmaceuticals, Inc. (a)(b)	238,776
21,900	Amgen, Inc. (b)	1,206,909
34,970	Celgene Corp. (b)	2,014,622
66,900	Gilead Sciences, Inc. (b)	2,382,308
25,400	Regeneron Pharmaceuticals (a)(b)	695,960
6,530	Vertex Pharmaceuticals, Inc. (a)(b)	225,742

		6,764,317

	Capital Markets - 2.69%
23,200	Ameriprise Financial, Inc. (a)	1,098,056
2,560	Blackrock, Inc.	435,840
12,490	Franklin Resources, Inc. (a)	1,335,180
5,600	Goldman Sachs Group, Inc.	809,648
11,600	Lazard Ltd. (a)	406,928
14,500	Northern Trust Corp. (a)	699,480
24,000	The Charles Schwab Corp. (a)	333,600

		5,118,732

Number of Shares		Value

	Chemicals - 1.02%
5,700	CF Industries Holdings, Inc.	$544,350
5,110	FMC Corp.	349,575
10,200	Monsanto Co.	488,886
6,120	Praxair, Inc. (a)	552,391

		1,935,202

	Commercial Banks - 1.40%
105,800	Wells Fargo & Co.	2,658,754

	Communications Equipment - 5.04%
194,710	Cisco Systems, Inc. (b)	4,264,149
3,260	F5 Networks, Inc. (a)(b)	338,421
45,880	Juniper Networks, Inc. (a)(b)	1,392,458
80,000	Qualcomm, Inc. (a)	3,609,600

		9,604,628

	Computers & Peripherals - 10.45%
36,860	Apple, Inc. (b)	10,459,024
46,000	Dell, Inc. (b)	596,160
94,120	EMC Corp. (a)(b)	1,911,577
29,800	Hewlett Packard Co.	1,253,686
29,580	International Business
	Machines Corp.	3,967,861
35,200	NetApp, Inc. (a)(b)	1,752,608

		19,940,916

	Construction & Engineering - 0.31%
11,800	Fluor Corp.	584,454

	Consumer Finance - 0.37%
16,920	American Express Co.	711,148

	Diversified Financial Services - 0.81%
6,860	IntercontinentalExchange, Inc. (b)	718,379
21,640	JPMorgan Chase & Co.	823,835

		1,542,214

	Electric Utilities - 0.71%
36,400	AES Corp. (b)	413,140
12,400	Entergy Corp.	948,972

		1,362,112

	Electrical Equipment - 0.55%
10,800	AMETEK, Inc.	515,916
10,900	Cooper Industries Plc	533,337

		1,049,253

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Energy Equipment & Services - 3.23%
11,310	Baker Hughes, Inc.	$481,806
30,530	Halliburton Co.	1,009,627
41,600	National-Oilwell Varco, Inc.	1,849,952
27,500	Noble Corp. (a)	929,225
30,700	Schlumberger Ltd.	1,891,427

		6,162,037

	Food & Staples Retailing - 2.21%
19,120	Costco Wholesale Corp. (a)	1,233,049
39,200	CVS Caremark Corporation	1,233,624
32,470	Wal-Mart Stores, Inc.	1,737,794

		4,204,467

	Food Products - 0.47%
20,000	Hormel Foods Corp.	892,000

	Health Care Equipment & Supplies - 2.31%
24,400	DENTSPLY International, Inc.	780,068
39,600	Medtronic, Inc.	1,329,768
9,060	ResMed, Inc. (a)(b)	297,259
21,600	St. Jude Medical, Inc. (a)(b)	849,744
14,900	Stryker Corp. (a)	745,745
6,500	Varian Medical Systems, Inc. (b)	393,250

		4,395,834

	Health Care Providers & Services - 2.31%
19,000	Aetna, Inc.	600,590
19,300	AmerisourceBergen Corp. (a)	591,738
10,850	Express Scripts, Inc. (b)	528,395
12,000	McKesson Corp.	741,360
36,800	UnitedHealth Group, Inc.	1,292,048
11,400	Wellpoint, Inc. (b)	645,696

		4,399,827

	Hotels, Restaurants & Leisure - 1.37%
2,300	Chipotle Mexican Grill, Inc. (a)(b)	395,600
14,100	Darden Restaurants, Inc.	603,198
26,640	Marriott International, Inc. (a)	954,512
8,740	McDonald’s Corp.	651,217

		2,604,527

	Household Products - 0.75%
6,310	Church & Dwight, Inc. (a)	409,771
17,150	Procter & Gamble Co.	1,028,486

		1,438,257

Number of Shares		Value

	Industrial Conglomerates - 2.28%
43,180	3M Co.	$3,744,138
37,000	General Electric Co.	601,250

		4,345,388

	Insurance - 0.96%
11,950	Aflac, Inc.	617,935
30,400	Hartford Financial Services
	Group, Inc. (a)	697,680
9,600	Prudential Financial, Inc.	520,128

		1,835,743

	Internet & Catalog Retail - 4.02%
16,550	Amazon.com, Inc. (a)(b)	2,599,343
13,250	Netflix, Inc. (a)(b)	2,148,620
8,370	Priceline.com, Inc. (a)(b)	2,915,606

		7,663,569

	Internet Software & Services - 3.10%
50,900	eBay, Inc. (a)(b)	1,241,960
7,300	Google, Inc. (b)	3,838,267
25,800	Verisign, Inc. (b)	818,892

		5,899,119

	IT Services - 2.18%
19,800	Accenture Plc (a)	841,302
15,960	Cognizant Technology
	Solutions Corp. (b)	1,028,941
6,450	Mastercard, Inc.	1,444,800
11,230	Visa, Inc. (a)	833,940

		4,148,983

	Leisure Equipment & Products - 0.43%
34,600	Mattel, Inc.	811,716

	Life Sciences Tools & Services - 0.38%
15,300	Thermo Fisher Scientific, Inc. (b)	732,564

	Machinery - 4.85%
7,870	Bucyrus International, Inc. (a)	545,785
16,200	Caterpillar, Inc. (a)	1,274,616
13,510	Cummins, Inc. (a)	1,223,736
4,880	Danaher Corp.	198,177
23,640	Deere & Co. (a)	1,649,598
31,585	Dover Corp.	1,649,053
21,700	Illinois Tool Works, Inc.	1,020,334
13,300	Navistar International Corp. (a)(b)	580,412
4,300	Paccar, Inc.	207,045
12,700	Parker Hannifin Corp.	889,762

		9,238,518

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Media - 1.09%
7,000	DreamWorks Animation
	SKG, Inc. (a)(b)	$223,370
11,400	Omnicom Group, Inc.	450,072
13,150	Scripps Networks Interactive, Inc.	625,677
23,600	The Walt Disney Co.	781,396

		2,080,515

	Metals & Mining - 1.83%
27,450	Freeport-McMoran Copper
	& Gold, Inc. (a)	2,343,956
13,800	Newmont Mining Corp.	866,778
3,430	Walter Energy, Inc. (a)	278,825

		3,489,559

	Multiline Retail - 2.89%
28,000	Big Lots, Inc. (b)	931,000
23,390	Kohls Corp. (b)	1,232,185
31,200	Nordstrom, Inc. (a)	1,160,640
40,990	Target Corp.	2,190,506

		5,514,331

	Oil & Gas - 5.99%
10,200	Apache Corp. (a)	997,152
11,300	Chevron Corp. (a)	915,865
6,800	Concho Resources, Inc. (a)(b)	449,956
68,000	Exxon Mobil Corp.	4,201,721
24,575	Hess Corp.	1,452,874
19,480	Occidental Petroleum Corp.	1,525,284
13,900	Peabody Energy Corp.	681,239
25,560	Petrohawk Energy Corp. (a)(b)	412,538
23,900	Suncor Energy, Inc. (a)	777,945

		11,414,574

	Personal Products - 0.24%
13,990	Avon Products, Inc.	449,219

	Pharmaceuticals - 3.04%
14,000	Allergan, Inc.	931,420
36,010	Eli Lilly & Co.	1,315,445
14,260	Merck & Co., Inc.	524,911
30,200	Mylan Laboratories, Inc. (a)(b)	568,062
11,200	Salix Pharmaceuticals, Inc. (a)(b)	444,864
6,710	Shire Plc (a)	451,449
29,420	Teva Pharmaceutical Industries, Ltd.	1,551,905

		5,788,056

Number of Shares		Value

	Road & Rail - 1.31%
19,980	CSX Corp.	$1,105,294
28,300	J.B. Hunt Transport Services, Inc.	982,010
5,000	Union Pacific Corp.	409,000

		2,496,304

	Semiconductor & Semiconductor
	Equipment - 3.39%
18,900	Analog Devices, Inc.	593,082
63,230	Broadcom Corp. (a)	2,237,710
3,700	Cree, Inc. (a)(b)	200,873
8,800	Linear Technology Corp. (a)	270,424
29,920	Marvell Technology Group Ltd. (b)	523,899
33,500	Maxim Integrated Products, Inc. (a)	620,085
26,700	Skyworks Solutions, Inc. (a)(b)	552,156
54,000	Texas Instruments, Inc. (a)	1,465,560

		6,463,789

	Software - 6.30%
63,800	Activision Blizzard, Inc.	690,316
12,030	Adobe Systems, Inc. (a)(b)	314,585
16,310	Autodesk, Inc. (a)(b)	521,431
15,300	BMC Software, Inc. (b)	619,344
62,300	Cadence Design System, Inc. (a)(b)	475,349
20,680	Check Point Software
	Technologies Ltd. (a)(b)	763,712
9,650	Citrix Systems, Inc. (a)(b)	658,516
131,360	Microsoft Corp.	3,217,006
164,510	Oracle Corp. (a)	4,417,093
2,900	Salesforce.com, Inc. (a)(b)	324,220

		12,001,572

	Specialty Retail - 2.05%
17,700	Abercrombie & Fitch Co. (a)	695,964
11,570	Limited Brands, Inc. (a)	309,845
126,400	Office Depot, Inc. (b)	581,440
15,800	Ross Stores, Inc.	862,995
39,400	The Gap, Inc.	734,416
7,530	Tiffany & Co. (a)	353,835
12,000	Urban Outfitters, Inc. (a)(b)	377,280

		3,915,775

	Textiles, Apparel & Luxury Goods - 1.01%
15,480	Nike, Inc. (a)	1,240,567
8,500	VF Corp. (a)	688,670

		1,929,237

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Tobacco - 2.55%
117,000	Altria Group, Inc.	$2,810,340
36,680	Philip Morris International, Inc.	2,054,814

		4,865,154

	Wireless Telecommunication Services - 0.44%
16,360	American Tower Corp. (a)(b)	838,614

	Total Common Stocks
	(Cost $153,883,910)	188,745,478

	SHORT TERM INVESTMENTS - 0.81%
	Money Market Funds - 0.81%
1,535,141	Federated Prime Obligations Fund
	Effective Yield, 0.21%	1,535,141

	Total Short Term Investments
	(Cost $1,535,141)	1,535,141

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 27.24%
	Money Market Funds - 27.23%
51,891,884	Mount Vernon Prime Portfolio
	Effective Yield, 0.30%	51,891,884
86,769	Reserve Primary Fund (c)	314

	Total Money Market Funds
	(Cost $51,978,653)	51,892,198

Principal Amount		Value

	Cash - 0.01%
$11,412	Cash	$11,412

	Total Cash (Cost $11,412)	11,412

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $51,990,065)	51,903,610

	Total Investments
	(Cost $207,409,116) - 127.09%	242,184,229
	Liabilities in Excess of
	Other Assets - (27.09)%	(51,623,760)

	TOTAL NET ASSETS - 100.00%	$190,560,469

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing.
(c)	As of September 30, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $314 which represents 0.00% of total net assets.

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS - 95.24%
	Aerospace & Defense - 2.71%
42,900	Northrop Grumman Corp.	$2,601,028
13,985	Raytheon Co.	639,254
23,435	United Technologies Corp.	1,669,275

		4,909,557

	Air Freight & Logistics - 0.52%
11,100	FedEx Corp.	949,050

	Auto Components - 0.51%
30,400	Johnson Controls, Inc.	927,200

	Automobiles - 0.34%
21,540	Harley Davidson, Inc. (a)	612,598

	Beverages - 2.16%
11,620	Diageo Plc	801,896
21,100	Molson Coors Brewing Co.	996,342
20,750	PepsiCo, Inc.	1,378,631
12,470	The Coca-Cola Company (a)	729,744

		3,906,613

	Biotechnology - 0.13%
4,255	Amgen, Inc. (b)	234,493

	Capital Markets - 2.48%
8,890	Ameriprise Financial, Inc. (a)	420,764
5,800	Goldman Sachs Group, Inc.	838,564
28,400	Morgan Stanley	700,912
18,000	State Street Corp.	677,880
70,645	The Bank of New York
	Mellon Corp.	1,845,954

		4,484,074

	Chemicals - 1.17%
11,235	Air Products & Chemicals, Inc. (a)	930,483
3,960	Monsanto Co.	189,803
13,900	PPG Industries, Inc.	1,011,919

		2,132,205

	Commercial Banks - 3.22%
15,800	PNC Financial Services Group, Inc.	820,178
8,933	SunTrust Banks, Inc.	230,739
28,960	U.S. Bancorp (a)	626,115
164,935	Wells Fargo & Co.	4,144,817

		5,821,849

	Commercial Services & Supplies - 0.45%
36,045	Iron Mountain, Inc.	805,245

Number of Shares		Value

	Communications Equipment - 0.37%
30,635	Cisco Systems, Inc. (b)	$670,907

	Computers & Peripherals - 1.87%
35,530	Hewlett Packard Co.	1,494,747
14,100	International Business
	Machines Corp.	1,891,374

		3,386,121

	Construction & Engineering - 0.26%
9,495	Fluor Corp. (a)	470,287

	Construction Materials - 0.14%
6,841	Vulcan Materials Co. (a)	252,570

	Consumer Finance - 1.23%
52,880	American Express Co.	2,222,546

	Containers & Packaging - 0.67%
53,850	Sealed Air Corp.	1,210,548

	Diversified Financial Services - 2.29%
57,400	Bank of America Corporation	752,514
79,410	JPMorgan Chase & Co.	3,023,139
14,600	Moodys Corp. (a)	364,708

		4,140,361

	Diversified Telecommunication Services - 3.64%
95,200	AT&T, Inc. (a)	2,722,720
49,400	CenturyTel, Inc. (a)	1,949,324
58,700	Verizon Communications, Inc. (a)	1,913,033

		6,585,077

	Electric Utilities - 2.39%
48,700	American Electric Power
	Company, Inc.	1,764,401
74,400	Edison International	2,558,616

		4,323,017

	Electrical Equipment - 0.60%
20,600	Emerson Electric Co.	1,084,796

	Electronic Equipment & Instruments - 0.40%
21,510	Agilent Technologies, Inc. (b)	717,789

	Energy Equipment & Services - 1.26%
28,100	Diamond Offshore Drilling, Inc. (a)	1,904,337
5,902	Transocean Ltd. (b)	379,440

		2,283,777

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Food & Staples Retailing - 5.41%
44,230	Costco Wholesale Corp. (a)	$2,852,392
112,698	CVS Caremark Corporation	3,546,605
75,900	Safeway, Inc. (a)	1,606,044
30,480	SYSCO Corp. (a)	869,290
17,280	Wal-Mart Stores, Inc. (a)	924,826

		9,799,157

	Food Products - 1.86%
111,505	Conagra Foods, Inc.	2,446,420
24,935	General Mills, Inc.	911,125

		3,357,545

	Health Care Equipment & Supplies - 2.08%
23,215	Baxter International, Inc.	1,107,588
7,270	Becton Dickinson & Co.	538,707
63,025	Medtronic, Inc.	2,116,379

		3,762,674

	Health Care Providers & Services - 2.89%
50,700	Cardinal Health, Inc.	1,675,128
29,500	CIGNA Corp.	1,055,510
17,940	Express Scripts, Inc. (b)	873,678
13,475	Quest Diagnostics, Inc.	680,083
26,880	UnitedHealth Group, Inc.	943,757

		5,228,156

	Hotels, Restaurants & Leisure - 1.04%
25,285	McDonald’s Corp.	1,883,985

	Household Products - 2.59%
40,190	Kimberly Clark Corp.	2,614,359
34,480	Procter & Gamble Co.	2,067,766

		4,682,125

	Industrial Conglomerates - 1.19%
21,535	3M Co.	1,867,300
7,602	Tyco International Ltd.	279,221

		2,146,521

	Insurance - 9.81%
58,300	Allstate Corp.	1,839,365
24,280	Berkshire Hathaway, Inc. (a)(b)	2,007,470
7,990	Chubb Corp. (a)	455,350
67,880	Loews Corp. (a)	2,572,652
70,275	Marsh & McLennan Cos., Inc. (a)	1,695,033
43,200	Metlife, Inc.	1,661,040
71,050	Progressive Corp.	1,482,814

Number of Shares		Value

	Insurance (Continued)
46,990	Prudential Financial, Inc.	$2,545,918
12,511	Transatlantic Holdings, Inc.	635,809
55,295	Travelers Companies, Inc.	2,880,869

		17,776,320

	Internet Software & Services - 0.37%
1,260	Google, Inc. (b)	662,495

	IT Services - 0.21%
5,835	Alliance Data Systems Corp. (a)(b)	380,792

	Machinery - 1.57%
18,405	Dover Corp.	960,925
19,665	Illinois Tool Works, Inc.	924,648
13,735	Parker Hannifin Corp.	962,275

		2,847,848

	Media - 2.41%
67,600	CBS Corp.	1,072,136
17,600	Grupo Televisa, SA	332,992
11,390	The Walt Disney Co.	377,123
84,000	Time Warner, Inc.	2,574,600

		4,356,851

	Metals & Mining - 0.57%
12,000	Freeport-McMoran Copper &
	Gold, Inc.	1,024,680

	Multi-Utilities - 1.14%
47,130	Dominion Resources, Inc. (a)	2,057,696

	Office Electronics - 1.03%
180,800	Xerox Corp.	1,871,280

	Oil & Gas - 15.14%
29,895	Anadarko Petroleum Corp.	1,705,510
37,530	Apache Corp. (a)	3,668,932
33,280	Canadian Natural Resource Ltd.	1,151,488
70,900	Chesapeake Energy Corp.	1,605,885
44,800	Chevron Corp. (a)	3,631,040
47,900	ConocoPhillips	2,750,897
51,835	Devon Energy Corp. (a)	3,355,798
20,580	EOG Resources, Inc. (a)	1,913,323
15,130	Exxon Mobil Corp.	934,883
53,300	Marathon Oil Corp.	1,764,230
51,530	Occidental Petroleum Corp.	4,034,798
49,900	Valero Energy Corp.	873,749

		27,390,533

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Pharmaceuticals - 10.55%
43,285	Abbott Laboratories	$2,261,208
50,100	Eli Lilly & Co.	1,830,153
83,050	Johnson & Johnson	5,145,778
126,285	Merck & Co., Inc.	4,648,551
303,000	Pfizer, Inc.	5,202,511

		19,088,201

	Professional Services - 0.58%
14,150	The Dun & Bradstreet Corporation	1,049,081

	Semiconductor & Semiconductor
	Equipment - 1.96%
46,400	Intel Corp.	892,272
37,300	KLA-Tencor Corp. (a)	1,314,079
15,210	Linear Technology Corp.	467,403
32,430	Texas Instruments, Inc.	880,150

		3,553,904

	Software - 1.80%
132,910	Microsoft Corp.	3,254,966

	Specialty Retail - 0.92%
19,180	Bed Bath & Beyond, Inc. (a)(b)	832,604
44,600	The Gap, Inc.	831,344

		1,663,948

	Tobacco - 1.31%
73,700	Altria Group, Inc.	1,770,274
10,800	Philip Morris International, Inc.	605,016

		2,375,290

	Total Common Stocks
	(Cost $140,605,710)	172,344,728

	REAL ESTATE INVESTMENT TRUSTS - 1.94%
	Real Estate Investment Trusts - 1.94%
142,100	Annaly Capital Management, Inc. (a)	2,500,960
10,831	Simon Property Group, Inc.	1,004,467

	Total Real Estate Investment Trusts
	(Cost $2,798,711)	3,505,427

	SHORT TERM INVESTMENTS - 2.78%
	Money Market Funds - 2.78%
5,022,259	Federated Prime Obligations Fund
	Effective Yield, 0.21%	5,022,259

	Total Short Term Investments
	(Cost $5,022,259)	5,022,259

Number of Shares		Value

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 20.11%
	Money Market Funds - 20.11%
36,384,424	Mount Vernon Prime Portfolio
	Effective Yield, 0.30%	$36,384,424
99,284	Reserve Primary Fund (c)	359

	Total Money Market Funds
	(Cost $36,483,708)	36,384,783

Principal Amount

	Cash - 0.00%
$8,002	Cash	8,002

	Total Cash
	(Cost $8,002)	8,002

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $36,491,710)	36,392,785

	Total Investments
	(Cost $184,918,390) - 120.07%	217,265,199

	Liabilities in Excess of Other
	Assets - (20.07)%	(36,317,690)

	TOTAL NET ASSETS - 100.00%	$180,947,509

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing.
(c)	As of September 30, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $359 which represents 0.00% of total net assets.

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS - 97.33%
	Aerospace & Defense - 2.23%
2,463	GeoEye, Inc. (a)(b)	$99,702
4,511	HEICO Corp. (a)	205,882
5,150	TransDigm Group, Inc.	319,558
2,395	Triumph Group, Inc.	178,643

		803,785

	Air Freight & Logistics - 0.41%
5,078	Hub Group, Inc. (a)(b)	148,582

	Airlines - 0.71%
10,800	UAL Corp. (a)(b)	255,204

	Auto Components - 2.40%
4,400	Gentex Corp. (a)	85,844
3,000	Lear Corp. (b)	236,790
4,325	Tenneco, Inc. (a)(b)	125,295
6,300	TRW Automotive Holdings Corp. (a)(b)	261,828
3,700	WABCO Holdings, Inc. (b)	155,178

		864,935

	Beverages - 0.85%
5,000	Constellation Brands, Inc. (b)	88,450
4,700	Hansen Natural Corp. (b)	219,114

		307,564

	Biotechnology - 0.61%
6,000	Cubist Pharmaceuticals, Inc. (b)	140,340
3,012	Onyx Pharmaceuticals, Inc. (b)	79,457

		219,797

	Capital Markets - 1.82%
4,257	Affiliated Managers Group (b)	332,089
4,075	Greenhill & Co., Inc. (a)	323,229

		655,318

	Chemicals - 1.99%
4,600	Ashland, Inc.	224,342
5,400	International Flavors & Fragrances, Inc.	262,008
1,300	Lubrizol Corp. (a)	137,761
2,900	Valspar Corp.	92,365

		716,476

Number of Shares		Value

	Commercial Banks - 0.42%
4,600	East West Bancorp, Inc.	$74,888
8,400	Fulton Financial Corp. (a)	76,104

		150,992

	Commercial Services & Supplies - 0.96%
3,200	Avery Dennison Corp.	118,784
1,900	Consolidated Graphics, Inc. (b)	78,755
8,952	Higher One Holdings, Inc. (a)(b)	147,618

		345,157

	Communications Equipment - 4.07%
7,022	Acme Packet, Inc. (b)	266,414
6,678	Aruba Networks, Inc. (b)	142,509
17,208	Emulex Corp. (b)	179,652
10,331	Finisar Corp. (a)(b)	194,119
3,200	Oplink Communications, Inc. (b)	63,488
8,594	Riverbed Technology, Inc. (b)	391,714
14,400	Seachange International, Inc. (b)	106,704
3,753	Sycamore Networks, Inc.	121,635

		1,466,235

	Computers & Peripherals - 1.67%
5,600	Lexmark International, Inc. (a)(b)	249,872
8,215	Netezza Corp. (b)	221,394
4,700	Synaptics, Inc. (a)(b)	132,258

		603,524

	Construction & Engineering - 0.59%
8,600	KBR, Inc.	211,904

	Construction Materials - 0.74%
3,463	Martin Marietta Materials, Inc. (a)	266,547

	Containers & Packaging - 0.50%
9,600	Temple Inland, Inc.	179,136

	Diversified Consumer Services - 1.28%
5,400	Career Education Corp. (a)(b)	115,938
9,344	Sotheby’s (a)	344,046

		459,984

	Diversified Financial Services - 2.06%
11,735	MSCI, Inc. (a)(b)	389,719
5,495	Portfolio Recovery Associates, Inc. (b)	355,252

		744,971

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Electrical Equipment - 3.37%
2,359	Baldor Electric Co. (a)	$95,304
7,650	Graftech International Ltd. (b)	119,570
8,600	GT Solar International, Inc. (a)(b)	71,982
3,900	Hubbell, Inc.	197,925
2,606	Polypore International, Inc. (b)	78,597
1,000	Regal Beloit Corp.	58,690
9,078	Roper Industries, Inc. (a)	591,703

		1,213,771

	Electronic Equipment & Instruments - 1.49%
1,300	Dolby Laboratories, Inc. (a)(b)	73,853
3,804	IPG Photonics Corp. (b)	91,829
4,000	Itron, Inc. (b)	244,920
13,800	Power-One, Inc. (a)(b)	125,442

		536,044

	Energy Equipment & Services - 1.64%
3,191	Carbo Ceramics, Inc.	258,471
10,913	Rowan Companies, Inc. (a)(b)	331,319

		589,790

	Food & Staples Retailing - 1.62%
5,600	PriceSmart, Inc.	163,128
12,659	United Natural Foods, Inc. (b)	419,519

		582,647

	Food Products - 2.80%
5,100	Corn Products International, Inc.	191,250
15,700	Del Monte Foods Co.	205,827
11,158	Green Mountain Coffee Roasters, Inc. (a)(b)	348,018
1,600	Sanderson Farms, Inc.	69,264
12,100	Tyson Foods, Inc.	193,842

		1,008,201

	Gas Utilities - 1.12%
4,600	Energen Corp.	210,312
11,100	Questar Corp. (a)	194,583

		404,895

	Health Care Equipment & Supplies - 5.39%
12,530	Align Technology, Inc. (a)(b)	245,337
8,200	CareFusion Corp. (b)	203,688
1,489	Edwards Lifesciences Corp. (b)	99,837
12,500	Hologic, Inc. (b)	200,125
7,400	Invacare Corp. (a)	196,174

Number of Shares		Value

	Health Care Equipment & Supplies (Continued)
300	Kinetic Concepts, Inc. (b)	$10,974
6,925	Orthofix International NV (b)	217,584
3,557	Sirona Dental Systems, Inc. (a)(b)	128,194
9,700	Symmetry Medical, Inc. (b)	93,508
6,593	Thoratec Corp. (a)(b)	243,809
3,648	Volcano Corp. (a)(b)	94,775
6,414	Zoll Medical Corp. (a)(b)	206,980

		1,940,985

	Health Care Providers & Services - 3.33%
5,200	Allscripts Healthcare Solutions, Inc. (a)(b)	96,044
8,800	Health Net, Inc. (b)	239,272
4,300	HealthSpring, Inc. (b)	111,112
2,289	HMS Holdings Corp. (b)	134,914
7,721	IPC The Hospitalist Co, Inc. (b)	210,938
3,600	LHC Group, Inc. (a)(b)	83,484
4,371	Lincare Holdings, Inc.	109,668
2,400	Magellan Health Services, Inc. (b)	113,376
4,811	VCA Antech, Inc. (b)	101,464

		1,200,272

	Health Care Technology - 1.64%
11,410	athenahealth, Inc. (a)(b)	376,758
5,880	SXC Health Solutions Corp. (b)	214,444

		591,202

	Hotels, Restaurants & Leisure - 4.66%
11,380	Buffalo Wild Wings, Inc. (a)(b)	544,988
3,485	Chipotle Mexican Grill, Inc. (a)(b)	599,421
1,700	Cracker Barrel Old Country Store, Inc. (a)	86,292
4,812	Home Inns & Hotels Management, Inc. (b)	237,905
47,100	Krispy Kreme Doughnuts, Inc. (b)	215,718

		1,684,324

	Insurance - 0.24%
1,700	Transatlantic Holdings, Inc.	86,394

	Internet & Catalog Retail - 0.86%
11,900	Shutterfly, Inc. (a)(b)	309,281

	Internet Software & Services - 4.06%
2,600	Akamai Technologies, Inc. (b)	130,468
5,949	GSI Commerce, Inc. (b)	146,940
9,997	LogMeIn, Inc. (a)(b)	359,692
4,609	OpenTable, Inc. (a)(b)	313,781

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Internet Software & Services (Continued)
8,800	Verisign, Inc. (b)	$279,312
4,700	WebMD Health Corp. (b)	234,389

		1,464,582

	IT Services - 1.68%
8,033	Gartner, Inc. (b)	236,491
7,069	iGATE Corp.	128,232
2,600	Syntel, Inc. (a)	115,700
4,028	VeriFone Holdings, Inc. (a)(b)	125,150

		605,573

	Machinery - 5.11%
5,142	Bucyrus International, Inc. (a)	356,598
10,259	Esco Technologies, Inc.	341,214
2,077	Flowserve Corp.	227,265
12,997	IDEX Corp. (a)	461,524
1,600	Joy Global, Inc. (a)	112,512
1,500	Navistar International Corp. (a)(b)	65,460
6,900	Oshkosh Corp. (b)	189,750
2,300	Timken Co.	88,228

		1,842,551

	Media - 1.71%
11,724	Cinemark Holdings, Inc.	188,756
15,700	Gannett Co., Inc. (a)	192,011
6,900	Valassis Communications, Inc. (b)	233,841

		614,608

	Metals & Mining - 0.27%
15,600	Hecla Mining Co. (a)(b)	98,592

	Multiline Retail - 0.74%
5,450	Dollar Tree, Inc. (a)(b)	265,742

	Multi-Utilities - 0.25%
4,500	MDU Resources Group, Inc.	89,775

	Oil & Gas - 2.64%
1,500	Alliance Resource Partners L.P. (a)	87,510
5,451	Atlas Energy, Inc. (a)(b)	156,117
7,238	Brigham Exploration Co. (a)(b)	135,713
17,600	Callon Petroleum Co. (a)(b)	87,120
6,640	Oasis Petroleum, Inc. (b)	128,617
3,200	Southern Union Co.	76,992
5,800	Sunoco, Inc. (a)	211,699
2,700	World Fuel Services Corp.	70,227

		953,995

Number of Shares		Value

	Paper & Forest Products - 0.88%
3,300	Domtar Corp.	$213,114
8,700	KapStone Paper and Packaging Corp. (b)	105,618

		318,732

	Pharmaceuticals - 3.03%
9,300	Endo Pharmaceuticals Holdings, Inc. (b)	309,132
4,200	Impax Laboratories, Inc. (a)(b)	83,160
7,300	Jazz Pharmaceuticals, Inc. (a)(b)	78,329
23,500	King Pharmaceuticals, Inc. (b)	234,060
6,346	Nektar Therapeutics (b)	93,730
2,800	Par Pharmaceutical Companies, Inc. (b)	81,424
3,300	Perrigo Co. (a)	211,926

		1,091,761

	Professional Services - 1.13%
1,890	51job, Inc. (b)	70,818
6,431	Monster Worldwide, Inc. (a)(b)	83,346
13,900	Navigant Consulting, Inc. (b)	161,657
2,038	The Advisory Board Co. (b)	89,978

		405,799

	Road & Rail - 0.59%
5,700	Kansas City Southern (b)	213,237

	Semiconductor & Semiconductor Equipment - 7.78%
22,460	ANADIGICS, Inc. (b)	136,781
18,324	Atmel Corp. (b)	145,859
7,500	Cavium Networks, Inc. (a)(b)	215,700
16,900	Cypress Semiconductor Corp. (a)(b)	212,602
43,587	Entropic Communications, Inc. (b)	418,436
42,800	Lattice Semiconductor Corp. (b)	203,300
24,000	LSI Corp. (b)	109,440
19,500	Micrel, Inc. (a)	192,270
7,393	NetLogic Microsystems, Inc. (a)(b)	203,899
8,800	Novellus Systems, Inc. (a)(b)	233,904
26,100	RF Micro Devices, Inc. (b)	160,254
18,508	Skyworks Solutions, Inc. (a)(b)	382,745
19,400	TriQuint Semiconductor, Inc. (b)	186,240

		2,801,430

	Software - 6.90%
4,900	Ariba, Inc. (b)	92,610
5,121	Blackboard, Inc. (a)(b)	184,561

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued) Software (Continued)
9,100	Compuware Corp. (b)	$77,623
7,596	MICROS Systems, Inc. (b)	321,539
10,346	NetSuite, Inc. (a)(b)	243,855
9,461	Reald, Inc. (a)(b)	174,934
8,416	Rovi Corp. (b)	424,250
6,012	SuccessFactors, Inc. (a)(b)	150,961
3,500	Synopsys, Inc. (b)	86,695
9,800	Take-Two Interactive Software, Inc. (b)	99,372
6,975	Ultimate Software Group, Inc. (a)(b)	269,514
5,317	VanceInfo Technologies, Inc. (a)(b)	171,952
6,400	Verint Systems, Inc. (b)	189,120

		2,486,986

	Specialty Retail - 3.59%
4,800	Brown Shoe Co., Inc.	55,056
7,900	DSW, Inc. (a)(b)	226,730
8,569	Express, Inc. (a)(b)	130,334
3,432	Hibbett Sports, Inc. (a)(b)	85,628
9,300	Limited Brands, Inc.	249,055
10,700	The Finish Line, Inc.	148,837
5,414	Ulta Salon, Cosmetics & Fragrance, Inc. (a)(b)	158,089
8,685	Vitamin Shoppe, Inc. (a)(b)	238,403

		1,292,132

	Textiles, Apparel & Luxury Goods - 3.79%
5,100	Deckers Outdoor Corp. (a)(b)	254,796
2,751	Fossil, Inc. (a)(b)	147,976
2,677	Lululemon Athletica, Inc. (b)	119,715
7,700	Perry Ellis International, Inc. (a)(b)	168,245
17,600	Quiksilver, Inc. (b)	68,816
3,924	Steven Madden Ltd. (b)	161,119
9,918	Under Armour, Inc. (a)(b)	446,708

		1,367,375

	Trading Companies & Distributors - 0.55%
5,076	Wesco International, Inc. (a)(b)	199,436

	Wireless Telecommunication Services - 1.16%
6,455	SBA Communications Corp. (a)(b)	260,137
9,900	USA Mobility, Inc.	158,697

		418,834

	Total Common Stocks (Cost $30,762,599)	35,079,057

Number of Shares		Value

	REAL ESTATE INVESTMENT TRUSTS - 2.55% Real Estate Investment Trusts - 2.55%
9,100	Apartment Investment & Management Co.	$194,558
2,800	BRE Properties, Inc.	116,200
8,700	Hospitality Property Trust	194,271
24,400	MFA Financial, Inc.	186,172
2,400	Rayonier, Inc.	120,288
5,100	UDR, Inc.	107,712

	Total Real Estate Investment Trusts (Cost $895,022)	919,201

	SHORT TERM INVESTMENTS - 0.68% Money Market Funds - 0.68%
246,381	Federated Prime Obligations Fund Effective Yield, 0.21%	246,381

	Total Short Term Investments (Cost $246,381)	246,381

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 35.09%
	Money Market Funds - 35.08%
12,645,389	Mount Vernon Prime Portfolio Effective Yield, 0.30%	12,645,389
26,677	Reserve Primary Fund (c)	97

	Total Money Market Funds (Cost $12,672,066)	12,645,486

Principal Amount

	Cash - 0.01%
$2,781	Cash	2,781

	Total Cash (Cost $2,781)	2,781

	Total Investments Purchased as Securities Lending Collateral (Cost $12,674,847)	12,648,267

	Total Investments (Cost $44,578,849) - 135.65%	48,892,906
	Liabilities in Excess of Other Assets - (35.65)%	(12,851,407)

	TOTAL NET ASSETS - 100.00%	$36,041,499

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing.
(c)	As of September 30, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $97 which represents 0.00% of total net assets.

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS - 87.11%
	Aerospace & Defense - 2.36%
8,165	BE Aerospace, Inc. (b)	$247,481
3,942	Ceradyne, Inc. (b)	92,046
6,588	Hexcel Corp. (b)	117,201
22,196	Spirit AeroSystems Holdings, Inc. (b)	442,366

		899,094

	Airlines - 0.41%
6,275	Continental Airlines, Inc. (a)(b)	155,871

	Auto Components - 1.64%
10,305	ArvinMeritor, Inc. (a)(b)	160,140
5,186	Cooper Tire & Rubber Co.	101,801
5,969	Tenneco, Inc. (a)(b)	172,922
4,554	TRW Automotive Holdings Corp. (a)(b)	189,264

		624,127

	Building Products - 1.04%
5,820	Ameron International, Inc.	395,527

	Capital Markets - 2.52%
18,020	Jefferies Group, Inc. (a)	408,874
15,070	Raymond James Financial, Inc.	381,723
6,219	Waddell & Reed Financial, Inc. (a)	170,152

		960,749

	Chemicals - 2.29%
4,441	Albemarle Corp.	207,883
5,837	Celanese Corp.	187,368
4,776	Innophos Holdings, Inc.	158,086
5,152	Rockwood Holdings, Inc. (b)	162,133
9,858	Solutia, Inc. (b)	157,925

		873,395

	Commercial Banks - 8.10%
12,366	Cardinal Financial Corp.	118,837
28,250	Fifth Third Bancorp (a)	339,848
11,822	First Financial Bancorp	197,191
3,716	Hancock Holding Co. (a)	111,740
31,610	Investors Bancorp, Inc. (b)	374,262
63,620	KeyCorp	506,416
28,437	National Penn Bancshares, Inc.	177,731
21,178	Susquehanna Bancshares, Inc.	178,742
5,615	Trustmark Corp. (a)	122,070
9,580	UMB Financial Corp.	340,186
23,353	Western Alliance Bancorp (a)(b)	156,465

Number of Shares		Value

	Commercial Banks (Continued)
30,237	Whitney Holding Corp. (a)	$247,036
10,381	Zions Bancorporation (a)	221,738

		3,092,262

	Commercial Services & Supplies - 0.99%
4,909	ABM Industries, Inc.	105,985
3,193	Consolidated Graphics, Inc. (b)	132,350
6,712	Tetra Tech, Inc. (b)	140,751

		379,086

	Communications Equipment - 1.62%
5,690	Comtech Telecommunications
	Corp. (a)(b)	155,622
2,172	Tekelec (b)	28,149
58,250	Tellabs, Inc.	433,962

		617,733

	Construction & Engineering - 1.00%
11,933	Dycom Industries, Inc. (b)	119,211
5,046	EMCOR Group, Inc. (b)	124,081
23,505	Great Lakes Dredge & Dock Corp.	136,564

		379,856

	Consumer Finance - 0.99%
22,550	Discover Financial Services (a)	376,134

	Diversified Financial Services - 3.79%
13,760	CIT Group, Inc. (b)	561,683
28,250	Leucadia National Corp. (b)	667,266
4,859	World Acceptance Corp. (a)(b)	214,573

		1,443,522

	Electric Utilities - 2.08%
5,046	Cleco Corp. (a)	149,463
8,400	El Paso Electric Co. (b)	199,752
10,889	Northeast Utilities	321,988
10,734	PNM Resources, Inc.	122,260

		793,463

	Electrical Equipment - 1.49%
4,450	Baldor Electric Co.	179,780
18,970	Encore Wire Corp.	389,075

		568,855

	Electronic Equipment & Instruments - 5.31%
20,120	Avnet, Inc. (b)	543,440
7,682	Benchmark Electronics, Inc. (b)	125,985
12,580	Ingram Micro, Inc. (a)(b)	212,099
18,960	Molex, Inc.	331,421

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Electronic Equipment & Instruments (Continued)
4,305	Plexus Corp. (a)(b)	$126,352
13,120	Tech Data Corp. (b)	528,736
16,100	TTM Technologies, Inc. (b)	157,619

		2,025,652

	Energy Equipment & Services - 1.92%
7,681	Complete Production Services (b)	157,076
14,116	Helix Energy Solutions Group, Inc. (b)	157,252
27,915	Key Energy Services, Inc. (b)	265,472
3,462	Lufkin Industries, Inc. (a)	151,982

		731,782

	Food & Staples Retailing - 1.56%
8,110	Casey’s General Stores, Inc. (a)	338,593
35,780	Winn Dixie Stores, Inc. (a)(b)	255,111

		593,704

	Food Products - 0.88%
6,772	Del Monte Foods Co.	88,781
5,362	TreeHouse Foods, Inc. (a)(b)	247,188

		335,969

	Gas Utilities - 2.61%
4,329	New Jersey Resources Corp.	169,783
11,570	Oneok, Inc.	521,113
10,568	UGI Corp.	302,350

		993,246

	Health Care Equipment & Supplies - 0.61%
1,051	Invacare Corp. (a)	27,862
4,429	The Cooper Companies, Inc. (a)	204,708

		232,570

	Health Care Providers & Services - 4.56%
5,850	Amerigroup Corp. (a)(b)	248,450
9,908	Assisted Living Concepts, Inc. (b)	301,599
24,888	Health Management Associates, Inc. (a)(b)	190,642
8,887	Health Net, Inc. (b)	241,638
5,496	Magellan Health Services, Inc. (b)	259,631
10,602	PerkinElmer, Inc.	245,330
6,458	Universal Health Services, Inc.	250,958

		1,738,248

Number of Shares		Value

	Hotels, Restaurants & Leisure - 4.93%
13,109	Callaway Golf Co. (a)	$91,763
4,673	CEC Entertainment, Inc. (b)	160,424
5,851	Gaylord Entertainment Co. (a)(b)	178,456
11,450	Hyatt Hotels Corp. (b)	428,116
10,313	Penn National Gaming, Inc. (b)	305,368
13,430	Vail Resorts, Inc. (a)(b)	503,893
7,704	Wyndham Worldwide Corp.	211,629

		1,879,649

	Household Durables - 0.61%
10,850	D.R. Horton, Inc. (a)	120,652
6,336	Ryland Group, Inc. (a)	113,541

		234,193

	Insurance - 5.07%
8,338	American Financial Group, Inc.	254,976
3,592	Arch Capital Group Ltd. (b)	301,010
7,669	Assured Guaranty Ltd.	131,217
5,090	The Hanover Insurance Group, Inc. (a)	239,230
15,350	W.R. Berkley Corp. (a)	415,524
1,910	White Mountains Insurance Group Ltd.	589,158

		1,931,115

	IT Services - 0.33%
10,446	Sapient Corp.	125,039

	Machinery - 3.34%
9,081	Actuant Corp.	208,500
4,800	Crane Co.	182,112
3,800	Joy Global, Inc. (a)	267,216
42,903	Mueller Water Products, Inc. - Class A	129,567
21,740	Trinity Industries, Inc. (a)	484,149

		1,271,544

	Media - 0.34%
10,510	Gannett Co., Inc. (a)	128,537

	Metals & Mining - 4.14%
5,872	Carpenter Technology Corp.	197,945
22,860	Commercial Metals Co. (a)	331,241
9,720	Kaiser Aluminum Corp. (a)	415,919
4,056	RTI International Metals, Inc. (a)(b)	124,195
10,559	Schnitzer Steel Industries, Inc. (a)	509,789

		1,579,089

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Multiline Retail - 1.48%
12,740	Family Dollar Stores, Inc.	$562,598

	Multi-Utilities - 2.26%
8,327	CMS Energy Corp. (a)	150,053
14,857	MDU Resources Group, Inc.	296,397
5,051	Vectren Corp. (a)	130,669
4,924	Wisconsin Energy Corp.	284,607

		861,726

	Oil & Gas - 6.39%
4,917	Berry Petroleum Co. (a)	156,016
14,970	Cabot Oil & Gas Corp.	450,747
33,216	Denbury Resources, Inc. (a)(b)	527,802
14,900	Petrohawk Energy Corp. (b)	240,486
5,450	Plains All American Pipeline, L.P. (a)	342,860
7,370	Range Resources Corp. (a)	281,018
6,760	Ultra Petroleum Corp. (b)	283,785
1,592	Whiting Petroleum Corp. (b)	152,052

		2,434,766

	Pharmaceuticals - 0.57%
21,821	King Pharmaceuticals, Inc. (a)(b)	217,337

	Road & Rail - 0.95%
3,080	AMERCO (b)	244,799
4,684	Old Dominion Freight Lines, Inc. (a)(b)	119,067

		363,866

	Semiconductor & Semiconductor Equipment - 1.41%
25,320	Fairchild Semiconductor
	International (b)	238,008
28,281	Integrated Device Technology, Inc. (a)(b)	165,444
14,017	TriQuint Semiconductor, Inc. (b)	134,563

		538,015

	Software - 1.33%
7,524	JDA Software Group, Inc. (b)	190,809
16,830	Lawson Software, Inc. (b)	142,550
8,820	Parametric Technology Corp. (b)	172,343

		505,702

	Specialty Retail - 3.28%
11,126	American Eagle Outfitters	166,445
40,070	Foot Locker, Inc.	582,217

Number of Shares		Value

	Specialty Retail (Continued)
16,400	Mens Wearhouse, Inc. (a)	$390,156
8,460	OfficeMax, Inc. (a)(b)	110,741

		1,249,559

	Textiles, Apparel & Luxury Goods - 0.41%
8,026	Jones Apparel Group, Inc.	157,631

	Thrifts & Mortgage Finance - 2.50%
8,680	Capitol Federal Financial (a)	214,396
34,210	Hudson City Bancorp (a)	419,415
34,613	MGIC Investment Corp. (a)(b)	319,478

		953,289

	Total Common Stocks (Cost $29,032,439)	33,204,500

	REAL ESTATE INVESTMENT TRUSTS - 9.58%
	Real Estate Investment Trusts - 9.58%
6,069	BioMed Realty Trust, Inc.	108,756
12,830	Cedar Shopping Centers, Inc.	78,006
9,020	Colonial Properties Trust	146,034
14,548	Developers Diversified Realty Corp.	163,229
27,135	DiamondRock Hospitality Co.	257,511
2,330	Digital Realty Trust, Inc. (a)	143,761
21,380	Education Realty Trust, Inc.	152,867
1,430	Federal Realty Investment Trust	116,774
3,796	Health Care REIT, Inc. (a)	179,703
5,500	Highwoods Properties, Inc.	178,585
20,186	Inland Real Estate Corp.	167,746
19,944	Lexington Realty Trust (a)	142,799
5,934	National Retail Properties, Inc. (a)	149,003
6,956	Pennsylvania Real Estate Investment Trust (a)	82,498
17,660	Plum Creek Timber Co., Inc. (a)	623,397
4,932	Post Properties, Inc.	137,701
7,770	SL Green Realty Corp. (a)	492,074
22,526	Sunstone Hotel Investors, Inc. (b)	204,311
15,230	U-Store-It Trust	127,171

	Total Real Estate Investment Trusts (Cost $3,181,139)	3,651,926

	SHORT TERM INVESTMENTS - 3.70%
	Money Market Funds - 3.70%
1,409,406	Federated Prime Obligations Fund Effective Yield, 0.21%	1,409,406

	Total Short Term Investments (Cost $1,409,406)	1,409,406

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 28.82%
	Money Market Funds - 28.81%
10,984,285	Mount Vernon Prime Portfolio Effective Yield, 0.30%	$10,984,285
27,007	Reserve Primary Fund (c)	98

	Total Money Market Funds (Cost $11,011,292)	10,984,383

Principal Amount

	Cash - 0.01%
$2,416	Cash	2,416

	Total Cash (Cost $2,416)	2,416

	Total Investments Purchased as Securities Lending Collateral (Cost $11,013,708)	10,986,799

	Total Investments (Cost $44,636,692) - 129.21%	49,252,631
	Liabilities in Excess of Other Assets - (29.21)%	(11,134,887)

	TOTAL NET ASSETS - 100.00%	$38,117,744

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing.
(c)	As of September 30, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $98 which represents 0.00% of total net assets.

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS - 98.00%
	Australia - 6.65%
709,931	Incitec Pivot Ltd.	$2,471,264
65,859	Leighton Holdings Ltd.	2,107,729
218,409	QBE Insurance Group Ltd.	3,647,551
1,217,945	Telstra Corp. Ltd.	3,089,275
111,030	Wesfarmers Ltd.	3,533,772
87,343	Westpac Banking Corp.	1,965,032

		16,814,623

	Brazil - 0.63%
85,000	Banco do Brasil SA	1,602,039

	Canada - 2.48%
18,300	First Quantum Minerals Ltd.	1,391,753
65,400	Goldcorp, Inc. (a)	2,841,268
62,700	Suncor Energy, Inc. (a)	2,041,452

		6,274,473

	China - 1.07%
2,676,000	Bank of China Ltd.	1,397,967
44,300	Mindray Medical International Ltd.	1,309,951

		2,707,918

	France - 12.32%
31,792	BNP Paribas SA	2,269,040
93,720	Carrefour SA	5,051,947
209,575	France Telecom SA	4,532,773
67,987	Saint-Gobain SA	3,038,084
103,300	Sanofi-Aventis SA	6,876,258
39,764	Societe Generale SA	2,299,274
34,388	Technip	2,770,994
83,415	Total SA	4,310,130

		31,148,500

	Germany - 4.63%
44,025	adidas AG	2,724,821
56,015	Aixtron AG	1,660,579
55,437	RWE AG	3,743,957
33,812	Siemens AG	3,566,763

		11,696,120

	Hong Kong - 2.64%
12,200	CNOOC Ltd.	2,370,460
203,500	Hongkong Electric Holdings Ltd.	1,236,548
2,690,000	SJM Holdings Ltd.	3,074,914

		6,681,922

Number of Shares		Value

	Israel - 0.91%
43,800	Teva Pharmaceutical Industries, Ltd.	$2,310,450

	Italy - 0.84%
649,739	Intesa Sanpaolo SpA	2,116,530

	Japan - 18.64%
133,700	Bridgestone Corp.	2,437,828
101,100	Canon, Inc.	4,721,980
987	Dai-ichi Life Insurance	1,194,901
181,100	Kao Corp.	4,417,763
653	KDDI Corp.	3,121,773
172,000	Kirin Holdings Co.	2,448,568
94,000	Mitsui Fudosan Co., Ltd.	1,586,011
505,000	Nippon Yusen Kabushiki Kaisha	2,070,026
1,349	NTT DoCoMo, Inc.	2,253,028
164,100	Panasonic Corp.	2,228,689
141,000	Ricoh Co.	1,997,650
181,000	Sekisui House, Ltd.	1,628,936
159,800	Seven & i Holdings Co., Ltd.	3,747,496
110,800	Takeda Pharmaceutical Co., Ltd.	5,093,786
367,000	The Bank of Yokohama Ltd.	1,714,962
116,400	Tokio Marine Holdings, Inc.	3,139,608
92,200	Toyota Motor Corp.	3,304,511

		47,107,516

	Jersey - 0.91%
106,591	Petrofac Ltd.	2,298,303

	Luxembourg - 1.00%
105,094	SES SA	2,529,910

	Netherlands - 7.75%
47,262	ASML Holding NV	1,407,025
43,978	Heineken NV	2,281,247
258,816	ING Groep NV (a)	2,684,089
91,844	Philips Electronics NV	2,889,873
208,870	Reed Elsevier NV	2,638,461
177,420	Royal Dutch Shell Plc	5,370,068
77,900	Unilever NV	2,332,793

		19,603,556

	Norway - 1.23%
228,400	DnB NOR ASA (a)	3,117,791

	Republic of Korea - 0.73%
90,100	KT Corp.	1,843,446

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS -(Continued)
	Singapore - 3.30%
189,000	DBS Group Holdings Ltd.	$2,022,026
180,297	Oversea-Chinese Banking
	Corp. Ltd.	1,212,171
994,000	Singapore Telecommunications
	Ltd.	2,372,265
197,509	United Overseas Bank Ltd.	2,746,869

		8,353,331

	South Africa - 1.12%
185,000	Gold Fields Ltd.	2,824,950

	Spain - 3.99%
164,675	Banco Santander Central
	Hispano, SA	2,090,102
474,982	Iberdrola SA	3,662,638
174,447	Telefonica SA	4,329,976

		10,082,716

	Switzerland - 6.94%
154,449	ABB Ltd.	3,261,187
53,652	Credit Suisse Group AG	2,285,750
102,587	Novartis AG	5,904,697
25,441	Roche Holdings AG	3,476,056
11,159	Zurich Financial Services AG	2,616,004

		17,543,694

	Taiwan - 1.96%
417,760	Hon Hai Precision	1,566,764
1,715,504	Taiwan Semiconductor
	Manufacturing Co., Ltd.	3,394,984

		4,961,748

	Thailand - 0.65%
308,900	Bangkok Bank	1,642,581

	United Kingdom - 17.61%
216,518	Amlin Plc	1,367,904
374,107	Aviva Plc	2,345,076
529,923	Barclays Plc	2,490,784
591,743	BP Plc	4,048,735
102,300	British American Tobacco Plc	3,820,458
292,379	Compass Group Plc	2,439,544
267,993	GlaxoSmithKline Plc	5,286,116
368,013	Inchcape Plc (a)	1,804,558
173,134	Pearson Plc	2,684,785
212,475	Persimmon Plc (a)	1,335,556
98,480	Royal Dutch Shell Plc	2,877,128

Number of Shares		Value

	United Kingdom (Continued)
201,355	Tesco Plc	$1,343,155
181,683	Unilever Plc	5,258,496
1,761,753	Vodafone Group Plc	4,346,859
159,318	Xstrata Plc	3,051,776

		44,500,930

	Total Common Stocks
	(Cost $232,181,884)	247,763,047

	SHORT TERM INVESTMENTS - 0.94%
	Money Market Funds - 0.94%
2,367,484	Federated Prime Obligations Fund
	Effective Yield, 0.21%	2,367,484

	Total Short Term Investments
	(Cost $2,367,484)	2,367,484

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 0.00%
	Money Market Funds - 0.00%
23,653	Reserve Primary Fund (b)	86

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $23,653)	86

	Total Investments
	(Cost $234,573,021) - 98.94%	250,130,617
	Other Assets and
	Liabilities - 1.06%	2,681,903

	TOTAL NET ASSETS - 100.00%	$252,812,520

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	As of September 30, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $86 which represents 0.00% of total net assets.

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS - 0.84%
	Hotels & Motels - 0.84%
7,970	Starwood Hotels & Resorts
	Worldwide, Inc. (a)	$418,824

	Total Common Stocks
	(Cost $400,411)	418,824

	REAL ESTATE INVESTMENT TRUSTS,
	COMMON STOCKS - 97.73%
	Apartments - 15.13%
31,497	Apartment Investment &
	Management Co.	673,406
12,621	AvalonBay Communities, Inc.	1,311,701
5,620	BRE Properties, Inc. (a)	233,230
60,157	Equity Residential	2,861,668
10,289	Essex Property Trust, Inc.	1,126,028
7,830	Home Properties, Inc. (a)	414,207
43,440	UDR, Inc.	917,453

		7,537,693

	Diversified - 14.54%
14,835	American Campus Communities,
	Inc. (a)	451,577
31,317	Digital Realty Trust, Inc. (a)	1,932,259
16,681	Duke Realty Corp.	193,333
14,252	Entertainment Properties Trust (a)	615,401
12,630	Equity Lifestyle Properties, Inc.	688,082
17,235	Liberty Property Trust (a)	549,797
32,887	Vornado Realty Trust (a)	2,812,825

		7,243,274

	Forestry - 2.82%
16,626	Plum Creek Timber Co., Inc. (a)	586,898
16,280	Rayonier, Inc.	815,953

		1,402,851

	Health Care - 12.92%
47,721	HCP, Inc. (a)	1,717,002
37,197	Health Care REIT, Inc.	1,760,906
29,380	Nationwide Health Properties, Inc.	1,136,125
35,282	Ventas, Inc. (a)	1,819,492

		6,433,525

	Hotels & Motels - 6.15%
156,091	Host Hotels & Resorts, Inc. (a)	2,260,198
24,971	Lasalle Hotel Properties	584,072
24,390	Sunstone Hotel Investors, Inc. (a)(b)	221,217

		3,065,487

Number of Shares		Value

	Office Property - 12.71%
10,784	Alexandria Real Estate Equities, Inc.	$754,880
35,832	BioMed Realty Trust, Inc.	642,109
26,918	Boston Properties, Inc. (a)	2,237,425
20,781	Corporate Office Properties Trust (a)	775,339
10,850	Kilroy Realty Corp. (a)	359,569
16,485	Mack-Cali Realty Corp.	539,224
16,158	SL Green Realty Corp. (a)	1,023,286

		6,331,832

	Regional Malls - 14.13%
28,722	Macerich Co. (a)	1,233,610
57,706	Simon Property Group, Inc. (a)	5,351,655
10,145	Taubman Centers, Inc. (a)	452,568

		7,037,833

	Shopping Centers - 9.48%
70,854	Developers Diversified Realty
	Corp. (a)	794,982
10,309	Federal Realty Investment Trust (a)	841,833
97,237	Kimco Realty Corp. (a)	1,531,482
3,210	Regency Centers Corp.	126,699
11,240	Tanger Factory Outlet Centers,
	Inc. (a)	529,854
41,180	Weingarten Realty Investors (a)	898,547

		4,723,397

	Storage - 6.82%
56,856	Extra Space Storage, Inc.	911,970
25,610	Public Storage	2,485,195

		3,397,165

	Warehouse/Industrial - 3.03%
27,159	AMB Property Corp.	718,899
66,904	ProLogis (a)	788,129

		1,507,028

	Total Real Estate Investment Trusts,
	Common Stocks
	(Cost $29,859,026)	48,680,085

	SHORT TERM INVESTMENTS - 1.65%
	Money Market Funds - 1.65%
820,030	Federated Prime Obligations Fund
	Effective Yield, 0.21%	820,030

	Total Short Term Investments
	(Cost $820,030)	820,030

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 33.36%
	Money Market Funds - 33.35%
16,612,680	Mount Vernon Prime Portfolio
	Effective Yield, 0.30%	$16,612,680
15,150	Reserve Primary Fund (c)	55

	Total Money Market Funds
	(Cost $16,627,830)	16,612,735

Principal Amount

	Cash - 0.01%
$3,653	Cash	3,653

	Total Cash
	(Cost $3,653)	3,653

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $16,631,483)	16,616,388

	Total Investments
	(Cost $47,710,950) - 133.58%	66,535,327
	Liabilities in Excess of Other
	Assets - (33.58)%	(16,723,598)

	TOTAL NET ASSETS - 100.00%	$49,811,729

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing.
(c)	As of September 30, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $55 which represents 0.00% of total net assets.

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Principal
Amount		Value

	MUNICIPAL BONDS - 98.35%
	Alabama - 1.04%
$1,000,000	Mobile Industrial Development
	Board Pollution Control,
	Revenue Bond,
	4.875%, 06/01/2034	$1,078,540
900,000	Selma Alabama Industrial
	Development Board,
	Series A, Revenue Bond,
	5.800%, 05/01/2034	959,850

		2,038,390

	Alaska - 0.46%
925,000	Northern Tobacco Securitization
	Corp., Series A, Refunding,
	Revenue Bond,
	4.625%, 06/01/2023	901,163

	Arizona - 3.34%
585,000	Maricopa County Industrial
	Development Authority Health
	Facilities, Series A, Refunding,
	Revenue Bond,
	6.000%, 07/01/2039	636,755
945,000	Maricopa County Industrial
	Development Authority
	Senior Living Facilities,
	Refunding, Revenue Bond,
	3.650%, 09/15/2035	950,708
1,000,000	Phoenix Civic Improvement Corp.,
	Revenue Bond,
	5.500%, 07/01/2028	1,027,300
1,000,000	Phoenix Civic Improvement
	Wastewater System, Refunding,
	Revenue Bond,
	5.000%, 07/01/2020	1,130,930
1,000,000	Pinal County Industrial
	Development Authority
	Correctional Facilities,
	Revenue Bond, ACA Insured,
	5.250%, 10/01/2015	1,032,270
1,500,000	Salt River Project, Series A,
	Revenue Bond,
	5.000%, 01/01/2021	1,723,290

		6,501,253

Principal
Amount		Value

	California - 9.60%
$1,000,000	California Department of Water
	Resources Power Supply, Series L,
	Refunding, Revenue Bond,
	5.000%, 05/01/2019	$1,187,560
445,000	California Economic Recovery,
	Series A, Refunding, GO,
	5.250%, 07/01/2021	524,068
1,000,000	California Municipal Finance
	Authority, Eisenhower Medical
	Center, Series A, Revenue Bond,
	5.500%, 07/01/2030	1,021,080
710,000	California Municipal Finance
	Authority, Mobile Home Park,
	Series A, Refunding,
	Revenue Bond,
	6.400%, 08/15/2045	706,983
860,000	California Statewide Communities
	Development Authority,
	Refunding, Revenue Bond,
	6.125%, 07/01/2046	875,755
600,000	California Statewide Communities
	Development Authority, Series A,
	Revenue Bond, ACA Insured,
	5.625%, 08/01/2034	601,542
1,000,000	California, GO,
	6.500%, 04/01/2033	1,176,870
1,000,000	Gilroy Unified School District, GO,
	Assured Guaranty Insured,
	6.000%, 08/01/2025	1,195,000
700,000	Golden State Tobacco Securitization,
	Series A, Revenue Bond,
	5.000%, 06/01/2017	700,721
2,970,000	Golden West Schools Funding
	Authority, Refunding, GO,
	AMBAC Insured,
	5.500%, 08/01/2019	3,554,376
1,000,000	Los Angeles Department of Airports,
	Series A, Refunding, Revenue Bond,
	5.250%, 05/15/2029	1,101,740
145,000	Los Angeles Unified School District,
	Series A, Refunding, GO,
	FGIC Insured,
	4.250%, 01/01/2028	143,073

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	California (Continued)
$58,000	Los Angeles Unified School District,
	Series F, GO, FGIC Insured,
	5.000%, 07/01/2021	$623,239
905,000	Manteca Financing Authority,
	Revenue Bond,
	5.250%, 12/01/2028	983,011
	M-S-R Energy Authority, Series A,
	Revenue Bond,
295,000	6.125%, 11/01/2029	328,512
605,000	6.500%, 11/01/2039	712,012
1,250,000	Palo Alto Unified School District, GO,
	0.000%, 08/01/2026 (a)	574,875
500,000	Roseville Westpark Community
	Facilities, Special Tax,
	5.250%, 09/01/2037	411,735
1,175,000	San Francisco Steinhart Aquarium,
	Series F, GO,
	5.000%, 06/15/2023	1,263,125
500,000	San Mateo Joint Powers Financing
	Authority, Series A, Refunding,
	Revenue Bond,
	5.250%, 07/15/2025	563,715
500,000	San Mateo Union High School
	District, Series A, Refunding,
	Certificate of Participation,
	AMBAC Insured,
	5.000%, 12/15/2030	510,870

		18,759,862

	Colorado - 0.72%
	Regional Transportation District,
	Revenue Bond,
700,000	6.000%, 01/15/2026	759,759
585,000	6.500%, 01/15/2030	653,597

		1,413,356

	Connecticut - 1.14%
1,000,000	Connecticut Health & Educational
	Facilities Authority, Revenue Bond,
	4.700%, 07/01/2029	1,078,910
1,000,000	Connecticut Health & Educational
	Facilities Authority, Series A,
	Refunding, Revenue Bond,
	5.000%, 07/01/2025	1,146,090

		2,225,000

Principal Amount		Value

	Delaware - 0.45%
$1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	$877,630

	District of Columbia - 0.42%
750,000	Metropolitan Washington Airports
	Authority, Series A, Refunding,
	Revenue Bond,
	5.000%, 10/01/2030	825,533

	Florida - 4.00%
315,000	Beacon Lakes Community
	Development, Series A,
	Special Assessment,
	6.000%, 05/01/2038	281,286
240,000	Boynton Village Community
	Development District, Series A,
	Special Assessment,
	5.750%, 05/01/2037	182,789
300,000	Brevard County Health Facilities
	Authority, Revenue Bond,
	7.000%, 04/01/2039	340,203
2,000,000	Broward County Professional Sports
	Facilities, Series A, Refunding,
	Revenue Bond,
	5.000%, 09/01/2019	2,122,560
500,000	Gulf Breeze, Series J, Refunding,
	Revenue Bond,
	2.600%, 12/01/2020	503,970
800,000	Jupiter Island Utility System,
	Refunding, Revenue Bond,
	5.000%, 10/01/2039	859,880
1,250,000	Miami-Dade County Educational
	Facilities, Series A, Revenue Bond,
	5.000%, 04/01/2034	1,422,400
1,000,000	Miami-Dade County School Board,
	Series A, Certificate of Participation,
	NATL-RE and FGIC Insured,
	5.000%, 05/01/2018	1,094,120
500,000	Palm Beach County School Board,
	Refunding, Certificate of
	Participation, Assured Guaranty
	and AMBAC Insured,
	5.000%, 08/01/2020	553,455

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Florida (Continued)
$625,000	Tolomato Community Development
	District, Special Assessment,
	6.375%, 05/01/2017	$469,700

		7,830,363

	Georgia - 2.13%
1,000,000	Atlanta Water & Wastewater,
	Revenue Bond,
	6.250%, 11/01/2039	1,133,920
545,000	Clayton County Development
	Authority, Series A,
	Revenue Bond,
	8.750%, 06/01/2029	620,919
1,000,000	Fulton County School District,
	Refunding, GO,
	5.250%, 01/01/2014	1,133,040
550,000	Gainesville Educational Facilities
	Redevelopment Authority,
	Refunding, Revenue Bond,
	5.125%, 03/01/2037	396,803
870,000	Marietta Development Authority,
	Revenue Bond,
	7.000%, 06/15/2039	876,551

		4,161,233

	Hawaii - 0.48%
825,000	Hawaii State Department of
	Budget & Finance, Revenue Bond,
	6.500%, 07/01/2039	930,353

	Idaho - 0.59%
1,000,000	Boise-Kuna District, Revenue Bond,
	7.375%, 06/01/2034	1,150,810

	Illinois - 6.97%
1,250,000	Chicago Board of Education,
	Series B, Refunding, GO,
	5.000%, 12/01/2023	1,360,300
100,000	Chicago Wastewater Transmission,
	Refunding, Revenue Bond,
	FGIC Insured,
	5.375%, 01/01/2013	103,939
	Chicago, GO,
2,500,000	5.000%, 12/01/2024	2,677,324
1,000,000	5.000%, 01/01/2026	1,071,180

Principal Amount		Value

	Illinois (Continued)
$850,000	Illinois Financial Authority,
	Revenue Bond,
	7.000%, 08/15/2044	$955,536
600,000	Markham, Series C, GO,
	4.750%, 02/01/2017	605,514
500,000	Metropolitan Pier & Exposition
	Authority, Revenue Bond,
	NATL-RE Insured,
	5.250%, 06/15/2042	507,605
500,000	Northlake, GO, FGIC Insured,
	5.000%, 12/01/2029	528,975
2,000,000	Southwestern Illinois Development
	Authority, Revenue Bond,
	5.750%, 02/01/2029	2,327,059
3,030,000	St. Clair County High School
	District No. 203, Series A,
	GO, AMBAC Insured,
	5.750%, 12/01/2026	3,439,625

		13,577,057

	Indiana - 7.26%
1,500,000	Boone County Indiana Hospital
	Association Lease, Revenue Bond,
	5.000%, 01/15/2030	1,543,650
1,500,000	Fishers Industry Redevelopment
	District, Saxony Project,
	Revenue Bond,
	5.250%, 07/15/2034	1,563,645
500,000	Hammond School Building Corp.,
	Revenue Bond, NATL-RE Insured,
	5.000%, 07/15/2031	514,890
390,000	Indiana State Finance Authority,
	Refunding, Revenue Bond,
	6.000%, 12/01/2026	416,746
2,000,000	Indiana State Finance Authority,
	Series A, Refunding, Revenue Bond,
	5.000%, 02/01/2021	2,389,539
1,500,000	Indianapolis Local Public
	Improvement Bond Bank,
	Series B, Revenue Bond,
	5.000%, 01/15/2017	1,751,670
820,000	Portage Economic Development,
	Revenue Bond,
	5.000%, 07/15/2023	795,826

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$1,155,000	Sheridan Community School’s
	Building Corporation,
	Revenue Bond, FSA Insured,
	5.500%, 07/15/2020	$1,391,244
1,285,000	Tri-Creek Middle School Building
	Corporation, Revenue Bond,
	FSA Insured,
	5.250%, 07/15/2021	1,488,043
1,000,000	Vincennes University Indiana, Series J,
	Refunding, Revenue Bond,
	3.000%, 06/01/2013	1,044,490
1,135,000	Wayne Township Marion County
	School Building Corporation,
	Revenue Bond, MBIA Insured,
	5.500%, 07/15/2023	1,283,038

		14,182,781

	Iowa - 0.95%
600,000	Iowa Finance Authority Pollution
	Control, Revenue Bond,
	FGIC Insured,
	5.000%, 07/01/2014	664,746
1,000,000	Iowa Finance Authority, Revenue Bond,
	5.000%, 08/01/2018	1,197,000

		1,861,746

	Kansas - 0.51%
715,000	Wyandotte County, Revenue Bond,
	4.875%, 10/01/2028	541,112
785,000	Wyandotte County/Kansas City
	Unified Government, Series B,
	Refunding, Revenue Bond,
	0.000%, 06/01/2021 (a)	442,167

		983,279

	Kentucky - 0.29%
500,000	Kentucky Economic Development
	Finance Authority, Revenue Bond,
	5.750%, 12/01/2028	558,580

	Louisiana - 1.79%
800,000	Louisiana Citizens Property,
	Revenue Bond,
	6.750%, 06/01/2026	942,640

Principal Amount		Value

	Louisiana (Continued)
$650,000	Louisiana Local Government
	Environmental Facilities and
	Community, Series A,
	Revenue Bond,
	6.500%, 08/01/2029	$686,134
1,500,000	Louisiana Public Facilities Authority,
	Revenue Bond,
	5.500%, 05/15/2032	1,868,700

		3,497,474

	Maine - 0.16%
315,000	South Berwick Education,
	Revenue Bond,
	5.250%, 08/01/2013	315,674

	Maryland - 2.96%
550,000	Anne Arundel County,
	Tax Allocation,
	6.100%, 07/01/2040	560,038
1,160,000	Maryland Department of Transportation
	County T Construction,
	Revenue Bond,
	5.500%, 02/01/2017	1,421,580
485,000	Maryland Economic Development
	Corporation, Refunding,
	Revenue Bond, Consol Energy, Inc.
	Insured,
	5.750%, 09/01/2025	501,626
720,000	Maryland Economic Development
	Corporation, Series A,
	Revenue Bond,
	5.750%, 06/01/2035	750,262
630,000	Maryland Health & Higher Education
	Facilities Authority, Refunding,
	Revenue Bond,
	5.000%, 07/01/2013	631,915
	Maryland Health & Higher Education
	Facilities Authority, Revenue Bond,
750,000	5.200%, 01/01/2024	737,963
245,000	5.000%, 05/15/2048	274,461
860,000	Maryland Student Housing Economic
	Development, Revenue Bond,
	5.750%, 06/01/2033	893,893

		5,771,738

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Massachusetts - 2.26%
$95,000	Massachusetts Bay Transportation
	Authority, Series C, Revenue Bond,
	5.500%, 03/01/2012	$101,575
430,000	Massachusetts Development Finance
	Agency, Series A, Revenue Bond,
	5.450%, 04/15/2014	449,599
785,000	Massachusetts Health & Educational
	Facilities Authority, Series A,
	Refunding, Revenue Bond,
	5.500%, 11/15/2036	904,579
1,000,000	Massachusetts Health & Educational
	Facilities Authority, Series A,
	Revenue Bond,
	5.000%, 07/15/2036	1,066,780
1,000,000	Massachusetts Health & Educational
	Facilities Authority, Series B,
	Revenue Bond,
	5.000%, 10/01/2038	1,084,540
800,000	Massachusetts Health & Educational
	Facilities Authority, Series C,
	Revenue Bond,
	6.125%, 10/01/2029	806,040

		4,413,113

	Michigan - 0.82%
800,000	Lansing School District, Refunding,
	GO, Q-SBLF Insured,
	5.000%, 05/01/2017	881,168
730,000	Michigan Building Authority,
	Series I, Refunding, Revenue Bond,
	4.750%, 10/15/2025	730,015

		1,611,183

	Minnesota - 0.71%
1,280,000	Minneapolis & St. Paul Housing and
	Redevelopment Authority Health Care,
	Revenue Bond,
	4.000%, 08/15/2015	1,378,893

	Missouri - 2.91%
810,000	Hannibal Industrial Development
	Authority, Hannibal Regional
	Hospital, Refunding,
	Revenue Bond,
	5.250%, 09/01/2018	837,030

Principal Amount		Value

	Missouri (Continued)
$465,000	Manchester Tax Increment &
	Transportation, Refunding,
	Tax Allocation,
	6.875%, 11/01/2039	$476,458
900,000	Missouri Development Finance Board,
	Revenue Bond,
	5.750%, 06/01/2034	946,143
1,000,000	Missouri Health & Educational
	Facilities Authority, Series A,
	Revenue Bond,
	5.375%, 03/15/2039	1,112,230
1,000,000	Missouri Highway & Transportation
	Commission, Series B,
	Revenue Bond,
	5.000%, 05/01/2024	1,125,390
1,090,000	St. Louis Airport, Revenue Bond,
	6.625%, 07/01/2034	1,196,253

		5,693,504

	Nebraska - 1.47%
1,500,000	Lincoln Electric Systems,
	Revenue Bond,
	5.000%, 09/01/2031	1,602,660
1,000,000	Omaha, Refunding, GO,
	5.250%, 04/01/2026	1,277,110

		2,879,770

	Nevada - 0.57%
1,000,000	Clark County Highway Improvement,
	Refunding, Revenue Bond,
	AMBAC Insured,
	5.000%, 07/01/2020	1,107,010

	New Hampshire - 0.83%
1,750,000	New Hampshire Health & Education
	Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,619,993

	New Jersey - 0.59%
1,000,000	New Jersey Transportation Trust Fund
	Authority, Series A, Revenue Bond,
	5.875%, 12/15/2038	1,149,430

	New York - 9.14%
850,000	Brooklyn Arena Local Development
	Corporation, Revenue Bond,
	6.500%, 07/15/2030	951,150

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,000,000	East Rochester Housing Authority
	Senior Living, Revenue Bond,
	5.500%, 08/01/2033	$885,030
2,000,000	Long Island Power Authority,
	Series A, Refunding, Revenue Bond,
	6.000%, 05/01/2033	2,312,939
1,765,000	Metropolitan Transportation Authority,
	Series F, Revenue Bond,
	5.000%, 11/15/2014	2,017,201
500,000	New York City Transit Authority,
	Series A, Certificate of Participation,
	AMBAC Insured,
	5.625%, 01/01/2012	505,225
1,100,000	New York City Transitional Finance
	Authority, Series C, Revenue Bond,
	5.000%, 02/01/2022	1,200,705
1,250,000	New York City, Series A, GO,
	5.000%, 08/01/2020	1,421,313
	New York Dormitory Authority,
	Revenue Bond,
1,000,000	5.500%, 05/15/2025	1,206,760
500,000	6.125%, 12/01/2029	516,955
1,000,000	New York Dormitory Authority,
	Series B, Revenue Bond,
	5.250%, 11/15/2023	1,066,530
500,000	New York Environmental Facilities,
	Revenue Bond,
	5.500%, 10/15/2027	655,490
1,000,000	New York, GO,
	5.375%, 04/01/2036	1,101,920
	Sales Tax Asset Receivable Corp.,
	Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	563,135
1,500,000	5.250%, 10/15/2019	1,688,370
	Tobacco Settlement Financing,
	Revenue Bond,
650,000	5.000%, 06/01/2012	695,136
1,000,000	5.250%, 06/01/2021	1,076,880

		17,864,739

Principal Amount		Value

	North Carolina - 4.10%
$2,500,000	Eastern Municipal Power Agency,
	Series B, Refunding,
	Revenue Bond, FGIC Insured,
	6.000%, 01/01/2022	$3,132,074
1,480,000	North Carolina Capital Facilities
	Finance Agency, Series B,
	Refunding, Revenue Bond,
	5.000%, 10/01/2038	1,616,811
700,000	North Carolina Medical Care
	Community, Revenue Bond,
	5.500%, 10/01/2017	710,962
1,500,000	North Carolina Municipal Power
	Agency, Series C, Revenue Bond,
	5.250%, 01/01/2019	1,730,730
750,000	Raleigh North Carolina Comb
	Enterprise, Series A,
	Revenue Bond,
	5.000%, 03/01/2031	807,240

		7,997,817

	Ohio - 2.31%
2,345,000	Buckeye Tobacco Settlement
	Financial Authority, Series A,
	Revenue Bond,
	5.875%, 06/01/2047	1,718,885
750,000	Lorain, Refunding, GO,
	6.750%, 12/01/2023	854,738
690,000	Ohio Air Quality Development
	Authority, Series A, Revenue Bond,
	5.700%, 08/01/2020	763,768
1,000,000	Ohio, Series A, GO,
	5.000%, 09/01/2015	1,169,050

		4,506,441

	Oklahoma - 0.87%
905,000	Tulsa Airports Imporovement Trust,
	Refunding, Revenue Bond,
	7.050%, 06/01/2017	1,057,909
650,000	Tulsa Industrial Authority, Series A,
	Refunding, Revenue Bond,
	NATL-RE Insured,
	5.000%, 10/01/2022	651,664

		1,709,573

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Oregon - 0.56%
$1,000,000	Clackamas County School District, GO,
	5.000%, 06/15/2021	$1,088,950

	Pennsylvania - 7.97%
1,250,000	Allegheny County Hospital
	Development Authority,
	Series A, Revenue Bond,
	5.000%, 09/01/2014	1,415,338
370,000	Allegheny County Industrial
	Development Authority,
	Refunding, Revenue Bond,
	6.500%, 05/01/2017	407,266
880,000	Blair County, Series A, Refunding, GO,
	5.375%, 08/01/2015	994,233
900,000	Butler County Hospital Authority,
	Revenue Bond,
	7.125%, 07/01/2029	1,043,649
500,000	Erie Higher Education Building
	Authority, Gannon University,
	Series A, Revenue Bond,
	5.375%, 05/01/2030	513,725
2,000,000	Lackawanna County, Series B,
	Refunding, GO,
	6.000%, 09/15/2032	2,165,240
500,000	Lancaster County Hospital Authority,
	Series A, Refunding, Revenue Bond,
	5.200%, 07/01/2012	505,265
1,250,000	Pennsylvania Economic Development
	Financing Authority, Albert Einstein
	Healthcare, Series A, Refunding,
	Revenue Bond,
	6.250%, 10/15/2023	1,357,650
1,000,000	Pennsylvania Economic Development
	Financing Authority, Allegheny Energy
	Supply, Revenue Bond,
	7.000%, 07/15/2039	1,128,470
	Pennsylvania Higher Educational
	Facilities Authority, Revenue Bond,
1,000,000	5.250%, 07/01/2019	1,095,220
900,000	5.800%, 07/01/2030	925,326
1,000,000	Pennsylvania, Refunding, GO,
	5.250%, 02/01/2014	1,142,050
1,000,000	Pennsylvania, Series A, GO,
	5.000%, 08/01/2023	1,133,730

Principal Amount		Value

	Pennsylvania (Continued)
$1,000,000	Philadelphia Gas Works, Refunding,
	Revenue Bond,
	5.250%, 08/01/2017	$1,120,800
625,000	Westmoreland County Industial
	Development Authority,
	Revenue Bond,
	5.000%, 07/01/2025	652,894

		15,600,856

	Puerto Rico - 3.10%
1,250,000	Puerto Rico Commonwealth,
	Series A, GO,
	5.250%, 07/01/2022	1,321,463
1,000,000	Puerto Rico Commonwealth,
	Series A, Refunding, GO,
	5.500%, 07/01/2017	1,105,180
625,000	Puerto Rico Commonwealth,
	Series A, Refunding,
	Revenue Bond,
	Assured Guaranty Insured,
	5.000%, 07/01/2016	705,888
620,000	Puerto Rico Commonwealth,
	Series B, Prerefunded,
	Refunding, GO,
	5.250%, 07/01/2032	753,083
1,000,000	Puerto Rico Electric Power Authority,
	Revenue Bond,
	5.750%, 07/01/2036	1,114,310
1,000,000	Puerto Rico Sales Tax Financing,
	Series A, Revenue Bond,
	5.000%, 08/01/2039	1,038,390

		6,038,314

	Rhode Island - 0.41%
	Pawtucket Housing Authority,
	Revenue Bond,
370,000	5.500%, 09/01/2025	391,031
390,000	5.500%, 09/01/2026	409,118

		800,149

	Tennessee - 0.54%
1,000,000	Memphis-Shelby County Airport
	Authority Special Facilities,
	Refunding, Revenue Bond,
	5.050%, 09/01/2012	1,057,690

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Texas - 7.08%
$1,370,000	Capital Area Cultural Education
	Facilities Finance Corporation,
	Refunding, Revenue Bond,
	5.000%, 04/01/2018	$1,458,817
635,000	Clifton Texas Higher Education
	Finance Corporation, Series A,
	Refunding, Revenue Bond,
	4.000%, 12/01/2015	654,374
45,000	Dallas, GO,
	5.000%, 02/15/2018	45,136
	Gulf Coast Waste Disposal Authority,
	Refunding, Revenue Bond,
110,000	2.300%, 01/01/2026	110,091
125,000	2.300%, 01/01/2042	125,104
425,000	Harris County Industrial Development,
	Revenue Bond,
	5.000%, 02/01/2023	451,265
1,000,000	Houston Utility System, Series C,
	Refunding, Revenue Bond,
	4.000%, 11/15/2017	1,128,410
1,280,000	La Porte Independent School District,
	GO,
	5.250%, 02/15/2024	1,451,942
200,000	Lower Colorado River Authority,
	Series B, Refunding,
	Revenue Bond, FSA Insured,
	6.000%, 05/15/2013	200,716
2,000,000	North East Independent School District,
	GO,
	5.250%, 02/01/2027	2,509,299
700,000	North Texas Tollway Authority,
	Series A, Refunded,
	Revenue Bond,
	6.000%, 01/01/2019	820,778
770,000	North Texas Tollway Authority,
	Series E, Refunding,
	Revenue Bond,
	5.750%, 01/01/2038	884,707
15,000	Socorro Independent School District,
	Unrefunded, GO, PSF-GTD Insured,
	5.375%, 08/15/2013	15,600

Principal Amount		Value

	Texas (Continued)
$850,000	Texas Private Activity Surface
	Transportation Corp.,
	Revenue Bond,
	7.500%, 12/31/2031	$978,401
500,000	Texas Transportation Commission,
	Revenue Bond,
	5.000%, 04/01/2018	590,190
750,000	Texas Turnpike Authority, Series A,
	Revenue Bond, AMBAC Insured,
	5.500%, 08/15/2039	755,475
1,000,000	Texas, GO,
	5.000%, 04/01/2016	1,178,560
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	457,496

		13,816,361

	Utah - 0.38%
630,000	Sandy City Utah Sales Tax,
	Refunding, Revenue Bond,
	5.000%, 09/15/2016	742,776

	Virgin Islands - 0.81%
1,000,000	Virgin Islands Public Finance Authority,
	Refunding, Revenue Bond,
	5.000%, 10/01/2025	1,045,600
500,000	Virgin Islands Public Finance Authority,
	Series C, Refunding, Revenue Bond,
	5.000%, 10/01/2022	534,710

		1,580,310

	Virginia - 1.85%
1,000,000	Arlington County Industrial
	Development Authority Hospital
	Facility, Refunding,
	Revenue Bond,
	4.000%, 07/01/2014	1,085,230
1,000,000	Henry County Public Service
	Authority Water & Sewer,
	Refunding, Revenue Bond,
	FSA Insured,
	5.500%, 11/15/2019	1,201,510
1,000,000	Virginia College Building Authority
	Educational Facilities,
	Revenue Bond,
	5.750%, 01/01/2034	1,317,650

		3,604,390

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Washington - 1.04%
$500,000	King County Hospital, Refunding,
	GO, MBIA Insured,
	5.000%, 12/01/2021	$548,730
1,250,000	Washington, Series A, GO,
	5.000%, 07/01/2016	1,481,375

		2,030,105

	Wisconsin - 2.77%
260,000	Badger Tobacco Asset Securitization,
	Revenue Bond,
	6.125%, 06/01/2027	278,634
1,500,000	Southeast Wisconsin Professional
	Baseball Park Sales Tax, Series A,
	Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	1,749,090
660,000	Wisconsin Health & Educaitional
	Facilities Authority, Refunding,
	Revenue Bond,
	5.125%, 02/15/2026	660,449
400,000	Wisconsin Health & Educational
	Facilities, Series A,
	Revenue Bond,
	5.000%, 02/15/2018	410,176
2,000,000	Wisconsin, Series A, Refunding,
	Revenue Bond,
	6.000%, 05/01/2033	2,298,759

		5,397,108

	Total Municipal Bonds
	(Cost $180,418,066)	192,051,750

Shares

	SHORT TERM INVESTMENTS - 0.22%
	Money Market Fund - 0.22%
420,982	Fidelity Tax Exempt Portfolio
	Effective Yield, 0.09%	420,982

	Total Short Term Investments
	(Cost $420,982)	420,982

	Total Investments
	(Cost $180,839,048) - 98.57%	192,472,732
	Other Assets and
	Liabilities - 1.43%	2,789,944

	TOTAL NET ASSETS - 100.00%	$195,262,676

Percentages are stated as a percent of net assets.
(a)    Zero coupon bond.

Glossary of Terms
AMBAC	- American Municipal Bond Assurance Corp.
ACA	- American Capital Access
FGIC	- Financial Guaranty Insurance Corp.
FSA	- Financial Security Assurance, Inc.
GO	- General Obligation
MBIA	- Municipal Bond Investors Assurance Corp.
NATL-RE	- National Public Finance Guarantee Corporation
PSF-GTD	- Permanent School Fund Guaranteed
Q-SBLF	- Qualified School Board Loan

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS - 0.00%
	Oil & Gas - 0.00%
259	Semgroup Corporation (b)	$5,326

	Total Common Stocks
	(Cost $98,745)	5,326

	CONVERTIBLE PREFERRED
	STOCKS - 0.02%
	Automobiles - 0.02%
13,800	General Motors Corporation (b)	110,153

	Total Convertible Preferred Stocks
	(Cost $304,161)	110,153

	PREFERRED STOCKS - 0.27%
	Banks - 0.13%
800,000	HSBC Capital Funding LP (d)(i)	765,258

	Diversified Financial Services - 0.14%
14,200	Citigroup Capital XII	375,021
16,300	Citigroup Capital XIII (b)	407,500
44,650	Federal Home Loan Mortgage
	Corp. (b)(i)	19,200
33,650	Federal National Mortgage
	Association (b)(i)	14,937

		816,658

	Total Preferred Stocks
	(Cost $3,513,469)	1,581,916

Principal Amount

	ASSET BACKED SECURITIES - 2.39%
$500,000	Bank of America Student Loan Trust
	Series 2010-1,
	1.283%, 04/25/2020 (d)(i)	500,616
1,674,692	Brazos Higher Education Authority
	Series 2005-3,
	0.648%, 09/25/2023 (i)	1,666,242
78,498	Conseco Finance Securitizations Corp.
	Series 2000-4,
	8.310%, 05/01/2032	64,479
156,059	Countrywide Asset-Backed
	Certificiates
	Series 2005-4,
	4.456%, 10/25/2035 (i)	156,530

Principal Amount		Value

	ASSET BACKED SECURITIES (Continued)
	Countrywide Home Equity
	Loan Trust
$235,228	Series 2004-R,
	0.480%, 03/15/2030 (i)	$111,079
301,818	Series 2004-N,
	0.510%, 02/15/2034 (i)	165,826
326,773	Series 2004-O,
	0.510%, 02/15/2034 (i)	166,897
313,452	Series 2005-F,
	0.472%, 12/15/2035 (i)	85,908
536,299	Education Funding Capital Trust I
	Series 2004-1,
	0.417%, 12/15/2022 (i)	532,679
1,078,802	Goal Capital Funding Trust
	Series 2010-1,
	1.178%, 08/25/2048 (d)(i)	856,641
1,357,838	Household Home Equity Loan Trust
	Series 2007-3,
	1.440%, 11/20/2036 (i)	1,237,830
500,000	Knowledgeworks Foundation
	Series 2010-1,
	1.193%, 08/25/2027 (i)	481,692
781,993	Morgan Stanley
	Series 2003-N,
	1.249%, 10/25/2033 (i)	617,492
600,000	Nelnet Student Loan Trust
	Series 2010-3,
	0.780%, 07/27/2048 (d)(i)	600,937
830,000	Nelnet, Inc.
	Series 2008-4,
	1.729%, 04/25/2024 (i)	857,171
2,807,151	New Valley Generation
	Series 2000-1,
	7.299%, 03/15/2019	3,470,102
193,786	Northstar Education Finance, Inc.
	Series 2005-1,
	0.588%, 10/28/2026 (i)	192,702
156,348	Residential Asset Mortgage
	Products, Inc.
	Series 2004-R,
	0.709%, 03/25/2034 (i)	94,691

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	ASSET BACKED SECURITIES (Continued)
$550,000	SLC Student Loan Trust
	Series 2008-1,
	1.854%, 12/15/2032 (i)	$572,779
400,000	SLM Private Loan Trust
	Series 2003-7,
	1.454%, 12/15/2033 (i)	408,241
1,000,000	South Carolina Student
	Loan Corporation
	Series 2005-A,
	0.352%, 12/01/2018 (i)	693,470
371,218	U.S. Education Loan Trust, LLC
	Series 2006-1,
	0.668%, 03/01/2025 (d)(i)	368,536

	Total Asset Backed Securities
	(Cost $14,462,849)	13,902,540

	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 10.47%
354,242	Accredited Mortgage Loan Trust
	Series 2005-3,
	0.469%, 09/25/2035 (i)	329,185
27,184	Adjustable Rate Mortgage Trust
	Series 2004-5,
	3.175%, 04/25/2035 (i)	24,809
	Bank of America Corporation
561,735	Series 2005-B,
	4.010%, 04/20/2035 (i)	414,683
110,000	Series 2007-5,
	5.620%, 02/10/2051	116,699
98,112	BCAP LLC Trust
	Series 2006-RR1,
	0.886%, 11/25/2036 (i)	86,451
	Bear Stearns Commercial
	Mortgage Securities
3,250,000	Series 2006-pw13,
	5.540%, 09/11/2041	3,558,297
3,075,000	Series 2004-PWR5,
	4.831%, 07/11/2042	3,190,916
	Bear Stearns Trust
50,019	Series 2004-1,
	3.059%, 04/25/2034 (i)	47,947
398,526	Series 2004-9,
	2.623%, 09/25/2034 (i)	326,687
723,955	Series 2005-2,
	3.074%, 04/25/2035 (i)	585,159

Principal Amount		Value

	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
$1,704,328	Series 2006-4,
	3.428%, 10/25/2036 (i)	$1,051,004
	Chase Mortgage Financial Trust
284,202	Series 2007-A1,
	3.545%, 02/25/2037 (i)	286,768
1,038,034	Series 2007-A1,
	3.642%, 02/25/2037 (i)	1,038,369
1,324,053	Series 2007-A1,
	4.125%, 02/25/2037 (i)	1,331,161
786,573	Series 2007-A1,
	4.562%, 02/25/2037 (i)	793,256
	CIT Mortgage Loan Trust
532,512	Series 2007-1,
	1.246%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $532,512) (e)(i)	513,777
550,000	Series 2007-1,
	1.479%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $550,000) (e)(i)	439,876
2,265,000	Citigroup/Deutsche Bank
	Commercial Mortgage Trust
	Series 2007-CD5,
	5.886%, 11/15/2044 (i)	2,452,658
2,000,000	Commercial Mortgage Pass
	Through Certificate
	Series 2005-LP5,
	4.982%, 05/10/2043 (i)	2,176,668
	Countrywide Alternative Loan Trust
1,218,459	Series 2005-27,
	2.031%, 08/25/2035 (i)	721,378
578,000	Series 2005-36,
	4.794%, 08/25/2035 (i)	391,454
288,091	Series 2005-38,
	1.963%, 09/25/2035 (i)	179,557
577,012	Series 2005-51,
	0.024%, 11/20/2035 (i)	344,655
1,733,010	Series 2005-62,
	0.546%, 12/25/2035 (i)	979,147
1,075,115	Series 2005-63,
	5.257%, 12/25/2035 (i)	786,593
2,170,454	Series 2007-16CB,
	6.000%, 08/25/2037	1,716,571

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
$1,337,443	Series 2006-OA10,
	0.436%, 08/25/2046 (i)	$768,190
	Countrywide Home Loans, Inc.
116,907	Series 2003-52,
	3.421%, 02/19/2034 (i)	106,896
43,709	Series 2004-HYB6,
	3.527%, 11/20/2034 (i)	38,081
316,929	Series 2005-11,
	0.546%, 03/25/2035 (i)	197,491
453,480	Series 2005-11,
	3.791%, 04/25/2035 (i)	232,322
685,155	Series 2005-R1,
	0.606%, 03/25/2035
	(Acquired 03/04/2005,
	Cost $685,155) (e)(i)	565,573
25,678	First Horizon Mortgage Trust
	Series 2004-AR6,
	3.007%, 12/25/2034 (i)	24,183
	GMAC Mortgage, LLC
557,617	Series 2007-HE3,
	7.000%, 09/25/2037 (i)	348,488
2,500,000	Series 2002-C1,
	6.278%, 11/15/2039	2,599,318
1,746,196	Series 2004-VF1,
	0.979%, 02/25/2031 (d)(i)	1,348,378
1,290,000	Series 1998-C2,
	6.500%, 05/15/2035
	(Acquired 11/24/2008,
	Cost $864,052) (e)	1,352,076
701,795	GS Mortgage Securities Corporation
	Series 2005-GG4,
	4.680%, 07/10/2039	735,973
862,159	GSMPS Mortgage Loan Trust
	Series 2005-RP1,
	0.596%, 01/25/2035
	(Acquired 03/07/2005,
	Cost $862,159) (e)(i)	707,485
214,419	Harborview Mortgage Loan Trust
	Series 2005-16,
	0.477%, 01/19/2036 (i)	127,333

Principal Amount		Value

	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
	IMPAC Secured Assets Corp.
$797,965	Series 2005-6,
	0.496%, 10/25/2035 (i)	$465,151
932,105	Series 2005-2,
	0.549%, 03/25/2036 (i)	501,378
	IndyMac Mortgage Loan Trust
353,449	Series 2005-AR15,
	5.099%, 09/25/2035 (i)	280,332
1,592,004	Series 2007-AR15,
	5.552%, 08/25/2037 (i)	1,019,678
1,040,865	Series 2007-AR7,
	6.143%, 11/25/2037 (i)	899,353
516,924	Series 2005-AR16IP,
	0.566%, 07/25/2045 (i)	345,485
1,500,000	JPMorgan Commercial Mortgage
	Series 2005-LDP2,
	4.738%, 07/15/2042	1,604,060
	JPMorgan Mortgage Trust
466,097	Series 2007-A1,
	3.441%, 07/25/2035 (i)	439,568
487,293	Series 2007-A1,
	4.011%, 07/25/2035 (i)	462,163
433,962	Series 2007-A1,
	4.071%, 07/25/2035 (i)	421,964
	Lehman Brothers Trust
1,469,286	Series 2005-5N,
	0.546%, 11/25/2035 (i)	1,041,461
180,625	Series 2005-7N,
	0.516%, 12/25/2035 (i)	119,663
568,155	Lehman Brothers-UBS
	Commercial Mortgage Trust
	Series 2005-C3,
	4.664%, 07/15/2030 (f)	596,673
3,100,000	Master Adjustable Rate Mortgages
	Series 2004-13,
	3.096%, 11/21/2034 (i)	2,825,673
407,486	Master Reperforming Loan Trust
	Series 2005-1,
	7.000%, 08/25/2034
	(Acquired 03/09/2005,
	Cost $422,623) (e)	415,988

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
$1,000,000	Merrill Lynch Mortgage Trust
	Series 2006-C1,
	5.656%, 05/12/2039 (i)	$1,092,969
	MLCC Mortgage Investors, Inc.
537,915	Series 2004-A3,
	5.050%, 05/25/2034 (i)	545,491
583,640	Series 2005-1,
	2.479%, 04/25/2035 (i)	553,781
1,000,000	Series 2007-7,
	5.747%, 06/12/2050 (i)	1,021,874
	Prime Mortgage Trust
2,876,707	Series 2006-DR1,
	5.500%, 05/25/2035
	(Acquired 11/10/2006,
	Cost $2,837,264) (e)	2,630,255
2,376,672	Series 2006-DR1,
	6.000%, 05/25/2035
	(Acquired 11/10/2006,
	Cost $2,365,234) (e)	2,093,573
404,546	Residential Asset Mortgage
	Products, Inc.
	Series 2004-SL4,
	7.500%, 07/25/2032	416,510
	Structured Adjustable Rate
	Mortgage Loan
80,273	Series 2004-5,
	2.915%, 05/25/2034 (i)	76,773
24,428	Series 2004-12,
	2.582%, 09/25/2034 (i)	22,586
	Washington Mutual
99,138	Series 2004-AR3,
	3.080%, 06/25/2034 (i)	98,601
1,700,000	Series 2005-AR4,
	4.160%, 04/25/2035 (i)	1,444,536
934,079	Series 2007-HY4,
	5.508%, 09/25/2036 (i)	777,538
917,914	Series 2005-AR8,
	0.536%, 07/25/2045 (i)	747,113
986,541	Series 2005-AR13,
	0.536%, 10/25/2045 (i)	803,426
1,021,260	Series 2005-AR17,
	0.516%, 12/25/2045 (i)	846,986

Principal Amount		Value

	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
$802,064	Series 2005-AR19,
	0.516%, 12/25/2045 (i)	$669,869
	Wells Fargo Company
596,154	Series 2005-AR16,
	3.305%, 10/25/2035 (i)	594,466
2,651,332	Series 2007-PA6,
	6.462%, 12/28/2037 (i)	1,966,119

	Total Collateralized Mortgage
	Obligations (Cost $68,519,905)	60,876,568

	CORPORATE BONDS - 32.75%
	Aerospace & Defense - 0.18%
960,000	Honeywell International, Inc.
	4.250%, 03/01/2013	1,039,145

	Agricultural Products - 0.11%
575,000	Lorillard Tobacco Co.
	8.125%, 06/23/2019	659,234

	Automobiles - 0.02%
250,000	General Motors Corporation
	8.375%, 07/05/2033
	(Acquired 03/11/2005,
	Cost $320,891) (e)(f)	110,764

	Banks - 6.91%
2,400,000	Achmea Hypotheekbank NV
	3.200%, 11/03/2014 (d)	2,553,725
750,000	ANZ Capital Trust
	5.360%, 12/15/2053 (d)	758,906
2,800,000	ANZ National Bank Ltd.
	3.250%, 04/02/2012 (d)	2,910,627
4,000,000	Bank Nova Scotia Halifax
	1.450%, 07/26/2013 (d)	4,046,035
750,000	BBVA Bancomer Servicios SA
	7.250%, 04/22/2020 (d)	807,557
	Canadian Imperial Bank of Commerce
1,500,000	2.000%, 02/04/2013 (d)	1,539,050
995,000	1.450%, 09/13/2013	1,002,361
500,000	2.600%, 07/02/2015 (d)	520,828
300,000	Capital One Capital III
	7.686%, 08/15/2036 (i)	303,882
250,000	Capital One Financial Corp.
	8.800%, 07/15/2019	320,032

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Banks (Continued)
$300,000	Credit Agricole SA
	8.375%, 10/13/2019 (d)(i)	$322,500
700,000	Danske Bank A/S
	2.500%, 05/10/2012 (d)	716,926
19,950,000	Deutsche Bank AG London
	0.000%, 04/07/2011
	(credit linked to an Egyptian
	Treasury Bill) (d)(g)	2,935,428
500,000	Fifth Third Bancorp
	0.360%, 05/17/2013 (i)	478,928
760,000	Glitnir Bank
	6.693%, 06/15/2016
	(Acquired 06/14/2006
	through 06/21/2006,
	Cost $100 $758,848) (e)(f)(i)	525
	HSBC Bank USA NA
925,000	4.875%, 08/24/2020	966,668
1,640,000	11.300%, 08/15/2040
	(credit linked to a Republic of
	Brazil Treasury Security and
	IPCA Index Units) (g)(i)	1,815,003
250,000	Kaupthing Bank Hf
	7.125%, 05/19/2016
	(Acquired 05/12/2006,
	Cost $248,680) (e)(f)	322
500,000	Lloyds TSB Bank PLC
	6.500%, 09/14/2020
	(Acquired 09/27/2010,
	Cost $508,993) (e)	505,735
1,500,000	Macquarie Bank Ltd.
	3.300%, 07/17/2014 (d)	1,599,951
900,000	North American Development Bank
	4.375%, 02/11/2020	978,323
1,415,000	PNC Funding Corp.
	4.250%, 09/21/2015	1,526,096
	Resona Bank
525,000	5.850%, 09/29/2049
	(Acquired 09/08/2005,
	Cost $100 $524,633) (e)(i)	524,396
450,000	4.125%, 12/31/2049
	(Acquired 10/05/2005,
	Cost $536,375 $536,375) (e)(i)	608,096

Principal Amount		Value

	Banks (Continued)
	Royal Bank of Scotland Group PLC
$3,000,000	1.500%, 03/30/2012 (d)	$3,031,451
140,000	5.000%, 11/12/2013	141,141
625,000	4.875%, 08/25/2014 (d)	663,631
300,000	Sovereign Bank
	1.959%, 08/01/2013 (i)	290,758
	Swedbank AB
800,000	3.000%, 12/22/2011 (d)	822,798
200,000	2.800%, 02/10/2012 (d)	205,979
300,000	2.900%, 01/14/2013 (d)	311,781
1,300,000	Toronto Dominion Bank
	2.200%, 07/29/2015 (d)	1,318,936
	U.S. Bancorp
1,120,000	1.375%, 09/13/2013	1,125,954
300,000	4.375%, 02/28/2017 (i)	409,822
	Westpac Banking Corp.
300,000	2.500%, 05/25/2012 (d)	307,171
600,000	2.250%, 11/19/2012	611,902
1,900,000	1.900%, 12/14/2012 (d)	1,943,679
	Zurich Financial Services
675,000	6.150%, 12/15/2065 (d)(i)	671,625
575,000	6.450%, 12/15/2065 (d)(i)	552,000

		40,150,528

	Beverages - 0.41%
	Anheuser-Busch InBev Worldwide, Inc.
825,000	3.000%, 10/15/2012	857,006
675,000	7.200%, 01/15/2014 (d)	787,142
400,000	4.125%, 01/15/2015	431,007
250,000	7.750%, 01/15/2019 (d)	324,825

		2,399,980

	Capital Markets - 2.50%
	Bear Stearns Companies, Inc.
1,645,000	6.400%, 10/02/2017	1,918,800
1,805,000	7.250%, 02/01/2018	2,201,959
	Cie de Financement Foncier
1,400,000	1.625%, 07/23/2012 (d)	1,406,341
800,000	2.125%, 04/22/2013 (d)	815,006
275,000	Credit Suisse New York
	4.375%, 08/05/2020	281,406

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Capital Markets (Continued)
	Goldman Sachs Group, Inc.
$850,000	5.950%, 01/18/2018	$934,971
400,000	6.750%, 10/01/2037	417,084
	Merrill Lynch Co.
2,325,000	6.400%, 08/28/2017	2,547,835
475,000	6.875%, 04/25/2018	533,602
	Morgan Stanley
500,000	5.750%, 08/31/2012	536,454
600,000	5.950%, 12/28/2017	645,457
1,000,000	6.625%, 04/01/2018	1,110,309
595,000	State Street Corp.
	4.300%, 05/30/2014	654,696
475,000	The Bank of New York Mellon Corp.
	4.950%, 11/01/2012	515,430

		14,519,350

	Chemicals - 0.52%
800,000	Dow Chemical Co.
	7.600%, 05/15/2014	935,186
	EI du Pont de Nemours & Co.
750,000	5.875%, 01/15/2014	858,895
1,125,000	3.250%, 01/15/2015	1,204,571

		2,998,652

	Commercial Services & Supplies - 0.18%
375,000	Allied Waste North America, Inc.
	7.125%, 05/15/2016	402,184
500,000	Waste Management, Inc.
	7.375%, 03/11/2019	627,724

		1,029,908

	Computers & Peripherals - 0.27%
500,000	Dell, Inc.
	3.375%, 06/15/2012	520,809
900,000	Hewlett Packard Co.
	6.125%, 03/01/2014	1,040,871

		1,561,680

	Diversified Financial Services - 5.41%
650,000	American Express Co.
	8.150%, 03/19/2038 (a)	920,152
1,360,000	American Express Credit Corp.
	5.875%, 05/02/2013	1,497,714
1,075,000	Bank of America Corp.
	5.625%, 07/01/2020 (a)	1,138,089

Principal Amount		Value

	Diversified Financial Services (Continued)
$2,900,000	BRFKredit AS
	2.050%, 04/15/2013 (d)	$2,974,860
1,020,000	Caterpillar Financial Services Corp.
	6.125%, 02/17/2014	1,173,417
400,000	Citigroup Funding, Inc.
	1.875%, 11/15/2012	410,317
	Citigroup, Inc.
575,000	5.850%, 07/02/2013	622,255
800,000	5.000%, 09/15/2014	831,654
1,025,000	6.010%, 01/15/2015	1,127,953
650,000	6.125%, 11/21/2017	711,060
800,000	5.375%, 08/09/2020 (a)	829,286
425,000	Countrywide Financial Corp.
	5.800%, 06/07/2012	451,656
300,000	Discover Bank
	8.700%, 11/18/2019	354,563
1,400,000	FIH Erhvervsbank A/S
	2.000%, 06/12/2013 (d)	1,432,764
350,000	First Niagara Financial Group, Inc.
	6.750%, 03/19/2020	387,022
	General Electric Capital Corp.
680,000	5.900%, 05/13/2014	770,804
700,000	5.625%, 05/01/2018 (a)	778,194
1,215,000	5.875%, 01/14/2038 (a)	1,238,191
1,700,000	General Motors Acceptance Corp.
	6.875%, 09/15/2011	1,743,771
1,350,000	John Deere Capital Corp.
	4.900%, 09/09/2013	1,491,670
1,400,000	JPMorgan Chase
	3.700%, 01/20/2015	1,480,329
500,000	JPMorgan Chase Capital XXV
	6.800%, 10/01/2037	509,786
1,800,000	Leaseplan Corp. NV
	3.000%, 05/07/2012 (d)	1,860,678
1,600,000	Macquarie Bank Ltd
	2.600%, 01/20/2012 (d)	1,641,125
	Nasdaq Omx Group, Inc.
325,000	4.000%, 01/15/2015	336,200
325,000	5.550%, 01/15/2020	346,007
	SLM Corp.
430,000	5.000%, 10/01/2013	421,681
260,000	4.246%, 04/01/2014 (i)	218,741
1,140,000	5.375%, 05/15/2014	1,110,189

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Diversified Financial Services (Continued)
$2,400,000	Stadshypotek AB
	1.450%, 09/30/2013
	(Acquired 09/23/2010,
	Cost $2,399,520) (e)	$2,409,595
1,214,000	UBS AG
	0.000%, 12/31/2017
	(credit linked to a Republic of
	Brazil Treasury Security and
	IPCA Index Units)
	(Acquired 12/01/2007,
	Cost $361,277) (e)(g)(i)	268,623

		31,488,346

	Diversified Manufacturing - 0.50%
1,500,000	ITT Corp.
	4.900%, 05/01/2014	1,652,292
500,000	Tyco Electronics Group SA
	6.550%, 10/01/2017	585,640
500,000	Tyco International Finance SA
	8.500%, 01/15/2019	663,758

		2,901,290

	Diversified Telecommunication
	Services - 1.92%
550,000	Alltel Corp.
	7.000%, 07/01/2012	605,333
695,000	AT&T, Inc.
	5.350%, 09/01/2040 (a)(d)	700,878
525,000	France Telecom SA
	4.375%, 07/08/2014	579,299
425,000	Qwest Corp.
	8.375%, 05/01/2016 (a)	504,688
745,000	Rogers Communications, Inc.
	6.800%, 08/15/2018	921,770
1,610,000	SBC Communications, Inc.
	5.100%, 09/15/2014	1,809,317
250,000	Sprint Capital Corp.
	8.375%, 03/15/2012 (a)	268,750
	Telecom Italia Capital
450,000	6.200%, 07/18/2011	466,313
1,000,000	4.950%, 09/30/2014	1,065,694
	Telefonica Emisiones SAU
990,000	4.949%, 01/15/2015 (a)	1,084,292
875,000	6.421%, 06/20/2016 (a)	1,026,809

Principal Amount		Value

	Diversified Telecommunication
	Services (Continued)
$325,000	Telemar Norte Leste SA
	5.500%, 10/23/2020 (d)	$330,688
1,140,000	Verizon Wireless Cap LLC
	8.500%, 11/15/2018	1,554,688
250,000	Windstream Corp.
	8.625%, 08/01/2016	265,625

		11,184,144

	Educational Services - 0.16%
825,000	Rensselaer Polytechnic Institute
	5.600%, 09/01/2020	914,597

	Electric Utilities - 0.95%
675,000	Arizona Public Service Co.
	8.750%, 03/01/2019	888,219
95	Energy Future Holdings Corp.
	11.250%, 11/01/2017 (i)	46
1,334,000	Energy Future Intermediate
	Holding Co., LLC
	10.000%, 12/01/2020 (a)	1,330,552
375,000	Nevada Power Co.
	5.875%, 01/15/2015	430,427
400,000	Progress Energy, Inc.
	7.750%, 03/01/2031	529,566
1,075,000	PSI Energy, Inc.
	6.050%, 06/15/2016	1,271,203
700,000	Union Electric Co.
	6.700%, 02/01/2019	852,447
165,000	Wisconsin Electric
	6.250%, 12/01/2015	200,702

		5,503,162

	Electronic Equipment & Instruments - 0.30%
850,000	Agilent Technologies, Inc.
	5.500%, 09/14/2015 (a)	956,675
750,000	L-3 Communications Corp.
	4.750%, 07/15/2020	788,162

		1,744,837

	Energy Equipment & Services - 0.11%
255,000	Baker Hughes, Inc.
	5.125%, 09/15/2040	266,613
340,000	Cameron International Corp.
	6.375%, 07/15/2018	387,574

		654,187

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Food & Staples Retailing - 0.52%
$1,000,000	Costco Wholesale Corp.
	5.300%, 03/15/2012	$1,067,142
700,000	CVS Caremark Corporation
	3.250%, 05/18/2015 (a)	731,949
1,050,000	Safeway, Inc.
	6.250%, 03/15/2014	1,205,870

		3,004,961

	Food Products - 0.31%
375,000	Dean Foods Co.
	7.000%, 06/01/2016	369,844
	Kraft Foods, Inc.
400,000	6.125%, 08/23/2018	473,448
825,000	6.500%, 02/09/2040 (a)	969,402

		1,812,694

	Health Care Equipment & Supplies - 0.59%
400,000	Baxter International, Inc.
	1.800%, 03/15/2013	408,598
375,000	Boston Scientific Corp.
	4.500%, 01/15/2015	383,989
	Covidien International Finance SA
390,000	5.450%, 10/15/2012	424,841
450,000	4.200%, 06/15/2020	480,575
	Hospira, Inc.
400,000	6.050%, 03/30/2017	460,000
400,000	5.600%, 09/15/2040	415,748
825,000	Medtronic, Inc.
	3.000%, 03/15/2015	874,538

		3,448,289

	Health Care Providers & Services - 0.38%
960,000	Express Scripts, Inc.
	6.250%, 06/15/2014	1,103,103
500,000	HCA, Inc.
	7.875%, 02/15/2020	549,375
550,000	Quest Diagnostics, Inc.
	4.750%, 01/30/2020	577,647

		2,230,125

	Household Durables - 0.09%
	Whirlpool Corp.
200,000	8.000%, 05/01/2012	218,023
250,000	8.600%, 05/01/2014	297,905

		515,928

Principal Amount		Value

	Independent Power Producers &
	Energy Traders - 0.41%
$550,000	Exelon Generation Co., LLC
	6.250%, 10/01/2039	$591,593
480,000	PSEG Power, LLC
	6.950%, 06/01/2012	526,024
1,175,000	Southern Power Co.
	6.250%, 07/15/2012	1,280,367

		2,397,984

	Industrial Conglomerates - 0.13%
275,000	General Electric Co.
	5.250%, 12/06/2017	309,981
400,000	Koninklijke Philips Electronics NV
	5.750%, 03/11/2018 (a)	467,511

		777,492

	Insurance - 1.24%
325,000	Arch Capital Group Ltd.
	7.350%, 05/01/2034	349,715
200,000	AXA SA
	6.463%, 12/31/2049 (d)(i)	175,500
600,000	Berkshire Hathaway Finance Corp.
	5.750%, 01/15/2040	664,705
425,000	CNA Financial Corp.
	7.350%, 11/15/2019	478,650
250,000	Endurance Specialty Holdings Ltd.
	6.150%, 10/15/2015	270,104
400,000	MetLife Capital Trust X
	9.250%, 04/08/2068 (d)(i)	474,000
	Metlife, Inc.
885,000	5.375%, 12/15/2012	952,071
500,000	4.750%, 02/08/2021 (a)	531,541
775,000	Northwestern Mutual Life Insurance Co.
	6.063%, 03/30/2040 (d)	903,613
750,000	Prudential Financial, Inc.
	5.100%, 09/20/2014	820,554
450,000	QBE Insurance Group Ltd.
	5.647%, 07/01/2023
	(Acquired 08/23/2004,
	Cost $441,198) (e)(i)	421,777
300,000	Reinsurance Group of America, Inc.
	6.750%, 12/15/2065 (i)	264,353
375,000	Transatlantic Holdings, Inc.
	8.000%, 11/30/2039	391,844

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Insurance (Continued)
$500,000	Willis North America, Inc.
	6.200%, 03/28/2017	$533,499

		7,231,926

	IT Services - 0.67%
600,000	Computer Sciences Corp.
	5.500%, 03/15/2013	652,868
575,000	Fiserv, Inc.
	6.125%, 11/20/2012	627,809
	International Business Machines Corp.
1,000,000	4.750%, 11/29/2012	1,087,878
1,150,000	7.625%, 10/15/2018	1,530,333

		3,898,888

	Machinery - 0.13%
650,000	Eaton Corp.
	5.600%, 05/15/2018	754,814

	Media - 1.35%
400,000	Comcast Cable Communications
	Holdings, Inc.
	9.455%, 11/15/2022	565,276
	Comcast Corp.
650,000	10.625%, 07/15/2012	751,519
1,000,000	6.300%, 11/15/2017	1,181,639
670,000	5.875%, 02/15/2018	774,230
125,000	CSC Holdings, Inc.
	7.625%, 04/01/2011	128,125
	DIRECTV Holdings, LLC
855,000	3.550%, 03/15/2015	888,437
275,000	6.350%, 03/15/2040 (a)	298,567
500,000	Dish DBS Corp.
	7.125%, 02/01/2016 (a)	528,125
350,000	NBC Universal, Inc.
	4.375%, 04/01/2021
	(Acquired 09/27/2010,
	Cost $349,913) (e)	355,006
1,725,000	Time Warner Cable, Inc.
	6.750%, 07/01/2018	2,060,486
251,000	WPP Finance UK
	8.000%, 09/15/2014	299,602

		7,831,012

Principal Amount		Value

	Metals & Mining - 0.41%
	Anglo American Capital Plc
$144,000	9.375%, 04/08/2014 (d)	$177,426
350,000	9.375%, 04/08/2019 (d)	472,707
700,000	Freeport-McMoRan Copper & Gold, Inc.
	8.375%, 04/01/2017	782,364
	Teck Resources Ltd.
500,000	10.750%, 05/15/2019	630,589
320,000	6.000%, 08/15/2040	336,853

		2,399,939

	Multi-Utilities - 0.66%
475,000	CenterPoint Energy, Inc.
	7.875%, 04/01/2013	547,277
	Dominion Resources, Inc.
750,000	5.600%, 11/15/2016	879,498
260,000	8.875%, 01/15/2019 (a)	354,225
1,225,000	Midamerican Energy Holdings Co.
	5.875%, 10/01/2012	1,329,907
600,000	Sempra Energy
	6.500%, 06/01/2016	718,745

		3,829,652

	Oil & Gas - 2.23%
625,000	Anadarko Peteroleum Corp.
	6.375%, 09/15/2017	689,698
700,000	Boardwalk Pipelines LP
	5.875%, 11/15/2016	793,940
325,000	BP Capital PLC
	5.250%, 11/07/2013	354,222
500,000	3.875%, 03/10/2015 (a)	520,742
525,000	4.500%, 10/01/2020	537,950
	ConocoPhillips
1,000,000	4.600%, 01/15/2015	1,124,203
500,000	5.750%, 02/01/2019 (a)	600,781
374,127	Dolphin Energy Ltd.
	5.888%, 06/15/2019 (d)	404,374
400,000	El Paso Natural Gas Co.
	7.500%, 11/15/2026	450,624
	Energy Transfer Partners LP
570,000	8.500%, 04/15/2014	677,297
775,000	5.950%, 02/01/2015	861,843
525,000	9.000%, 04/15/2019	673,773

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Oil & Gas (Continued)
	Enterprise Products Operating LP
$375,000	8.375%, 08/01/2066 (i)	$391,855
450,000	7.034%, 01/15/2068 (i)	448,380
725,000	Marathon Oil Corp.
	6.000%, 10/01/2017	844,948
95,000	Nexen, Inc.
	7.500%, 07/30/2039	117,115
225,000	Petrobras International Finance Co.
	6.875%, 01/20/2040 (a)	258,692
980,000	Petroleos Mexicanos
	8.000%, 05/03/2019	1,220,100
425,000	Suncor Energy, Inc.
	6.100%, 06/01/2018	498,250
250,000	Tennessee Gas Pipeline Co.
	7.500%, 04/01/2017	294,323
	Valero Energy Corp.
275,000	9.375%, 03/15/2019	351,732
275,000	6.625%, 06/15/2037	277,030
450,000	Williams Companies, Inc.
	8.750%, 03/15/2032	565,427

		12,957,299

	Pharmaceuticals - 0.61%
	Novartis Capital Corp.
1,000,000	4.125%, 02/10/2014	1,092,844
1,225,000	2.900%, 04/24/2015	1,292,882
1,000,000	Wyeth
	5.500%, 02/01/2014	1,135,723

		3,521,449

	Pipelines - 1.05%
225,000	DCP Midstream LLC
	9.750%, 03/15/2019 (d)	299,862
600,000	Duke Energy Inc.
	5.668%, 08/15/2014	670,656
275,000	El Paso Pipeline Partners, L.P.
	6.500%, 04/01/2020	298,244
	Enterprise Products Operating LLC
1,000,000	5.650%, 04/01/2013	1,091,873
525,000	6.125%, 10/15/2039	567,081
575,000	Spectra Energy Capital LLC
	5.650%, 03/01/2020	642,046

Principal Amount		Value

	Pipelines (Continued)
	TransCanada Pipelines Ltd.
$775,000	7.625%, 01/15/2039	$1,037,005
550,000	6.350%, 05/15/2067 (i)	514,927
875,000	Transocean, Inc.
	6.500%, 11/15/2020	954,737

		6,076,431

	Real Estate - 0.81%
450,000	Developers Diversified Realty Corp.
	7.500%, 04/01/2017	468,187
850,000	ERP Operating LP
	5.125%, 03/15/2016	931,824
800,000	Liberty Property LP
	4.750%, 10/01/2020	807,255
450,000	ProLogis
	1.875%, 11/15/2037	424,125
	Simon Property Group LP
825,000	5.750%, 12/01/2015	940,518
600,000	10.350%, 04/01/2019	839,939
275,000	4.375%, 03/01/2021	279,354

		4,691,202

	Road & Rail - 0.09%
400,000	Burlington Northern Santa Fe LLC
	7.950%, 08/15/2030	540,356

	Software - 0.11%
575,000	Ca, Inc.
	5.375%, 12/01/2019	626,109

	Special Purpose Entity - 0.11%
379,811	Hellas Telecommunications
	Luxembourg V
	4.684%, 10/15/2012
	(Acquired 01/17/2008,
	Cost $519,960) (e)(f)(i)	168,278
330,000	MUFG Capital Finance 1 Ltd.
	6.346%, 07/29/2049 (i)	331,147
100,000	TNK-BP Finance SA
	7.500%, 07/18/2016	111,625

		611,050

	Specialty Retail - 0.14%
750,000	Best Buy, Inc.
	6.750%, 07/15/2013	839,325

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Tobacco - 0.26%
	Altria Group, Inc.
$875,000	9.700%, 11/10/2018	$1,186,185
240,000	9.250%, 08/06/2019	322,232

		1,508,417

	Total Corporate Bonds
	(Cost $184,183,318)	190,365,546

	FOREIGN GOVERNMENT
	NOTES/BONDS - 2.90%
	Mexican Bonos
25,230,000	9.000%, 12/20/2012	2,161,968
15,000,000	10.000%, 12/05/2024	1,586,697
	Republic of Argentina (i)
4,030,000	2.840%, 12/15/2035	593,891
	Province of Ontario
500,000	4.100%, 06/16/2014	549,742
1,660,000	2.950%, 02/05/2015 (a)	1,759,022
	Republic of South Africa
14,070,000	10.500%, 12/21/2026	2,478,027
	Republic of Venezuela
580,000	5.750%, 02/26/2016	405,304
180,000	9.000%, 05/07/2023	123,300
110,000	8.250%, 10/13/2024	69,768
	Russia Foreign Bond
71,600	7.500%, 03/31/2030	85,684
	State of Qatar
140,000	5.150%, 04/09/2014	153,510
1,600,000	5.250%, 01/20/2020 (d)	1,768,000
	Swedish Housing Finance Corp.
3,000,000	3.125%, 03/23/2012 (d)	3,104,220
	United Kingdom
1,100,000	4.250%, 09/07/2039	1,834,490
	United Mexican States
156,000	6.750%, 09/27/2034	194,610
	Total Foreign Government
	Notes/Bonds
	(Cost $16,114,231)	16,868,233

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY - 31.27%
	Federal Home Loan Mortgage Corp.
$1,120,178	Pool #1H-2524,
	3.390%, 08/01/2035 (i)	$1,177,084
1,494,678	Pool #1Q-0160,
	5.056%, 09/01/2035 (i)	1,555,993
1,036	Pool #A4-3129,
	5.500%, 02/01/2036	1,109
79,387	Pool #G0-5335,
	5.000%, 03/01/2039	84,952
33,217	Pool #A8-6141,
	5.000%, 05/01/2039	35,541
527,244	Pool #A8-6245,
	5.000%, 05/01/2039	564,207
885,328	Pool #A8-6862,
	5.000%, 06/01/2039	947,548
635,751	Pool #A8-7059,
	5.000%, 06/01/2039	680,402
277,910	Pool #A8-7438,
	5.000%, 07/01/2039	297,351
205,680	Pool #G0-5529,
	5.000%, 07/01/2039	219,458
33,428	Pool #A8-7625,
	5.000%, 08/01/2039	35,764
28,423	Pool #A8-7706,
	5.000%, 08/01/2039	30,410
28,708	Pool #A8-8050,
	5.000%, 08/01/2039	30,628
31,100	Pool #A8-8118,
	5.000%, 08/01/2039	33,179
47,486	Pool #A8-8153,
	5.000%, 08/01/2039	50,810
223,661	Pool #A8-8642,
	5.000%, 09/01/2039	239,313
43,384	Pool #A8-9012,
	5.000%, 09/01/2039	46,284
45,193	Pool #A8-9014,
	5.000%, 09/01/2039	48,354
942,477	Pool #C0-3404,
	4.500%, 09/01/2039	992,435
79,557	Pool #A8-9211,
	5.000%, 10/01/2039	85,124

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$1,486,188	Pool #C0-3425,
	5.000%, 10/01/2039	$1,590,096
559,777	Pool #A8-9843,
	5.000%, 11/01/2039	597,208
188,281	Pool #A9-0206,
	5.000%, 12/01/2039	200,878
1,804,939	Pool #A9-0317,
	5.000%, 12/01/2039	1,931,262
56,497	Pool #A9-0815,
	5.000%, 01/01/2040	60,277
7,851,953	Pool #C0-3500,
	5.000%, 05/01/2040	8,401,767
	Federal Home Loan Mortgage Corp. - Gold
18,791	Pool #E9-9763,
	4.500%, 09/01/2018	19,965
19,076	Pool #E9-9764,
	4.500%, 09/01/2018	20,268
247,203	Pool #B1-0178,
	5.000%, 10/01/2018	263,884
430,490	Pool #E0-1538,
	5.000%, 12/01/2018	459,967
521,446	Pool #D9-6291,
	4.500%, 09/01/2023	552,607
4,051,749	Pool #G1-3833,
	4.500%, 05/01/2025	4,264,376
757,541	Pool #78-0447,
	2.844%, 04/01/2033 (i)	791,137
2,254,060	Pool #G0-8085,
	5.000%, 10/01/2035	2,382,393
	Federal National Mortgage Association
43,986	Pool #357273,
	5.000%, 09/01/2017	46,951
5,290	Pool #254684,
	5.000%, 03/01/2018	5,646
5,147	Pool #656564,
	5.000%, 04/01/2018	5,494
64,918	Pool #695826,
	5.000%, 04/01/2018	69,294
6,144	Pool #685505,
	5.000%, 05/01/2018	6,558

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$4,477	Pool #685506,
	5.000%, 05/01/2018	$4,778
7,146	Pool #705709,
	5.000%, 05/01/2018	7,628
8,025	Pool #555549,
	5.000%, 06/01/2018	8,566
15,861	Pool #357413,
	5.000%, 07/01/2018	16,930
2,318,428	Pool #734788,
	4.000%, 09/01/2018	2,459,087
26,100	Pool #743133,
	5.000%, 10/01/2018	27,859
35,986	Pool #254987,
	5.000%, 12/01/2018	38,412
7,613	Pool #357478,
	5.000%, 12/01/2018	8,126
439,822	Pool #745387,
	5.000%, 04/01/2019	469,465
16,107	Pool #776276,
	5.000%, 04/01/2019	17,193
63,025	Pool #735985,
	5.000%, 06/01/2019	67,273
39,732	Pool #788275,
	5.000%, 07/01/2019	42,434
21,444	Pool #790397,
	5.000%, 08/01/2019	22,903
708,465	Pool #735439,
	6.000%, 09/01/2019	766,632
9,530	Pool #761496,
	5.000%, 09/01/2019	10,179
135,954	Pool #811034,
	5.000%, 10/01/2019	145,117
875,832	Pool #745238,
	6.000%, 12/01/2020	947,741
2,710,416	Pool #257453,
	5.000%, 11/01/2023	2,876,156
1,067,021	Pool #AD5693,
	4.500%, 05/01/2025	1,123,015
1,000,000	Pool #TBA,
	3.500%, 12/15/2025 (j)	1,024,375

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$609,804	Pool #544859,
	3.581%, 08/01/2029 (i)	$625,799
622,510	Pool #786848,
	7.000%, 10/01/2031	706,242
53,134	Pool #727181,
	5.000%, 08/01/2033	56,424
14,075	Pool #730727,
	5.000%, 08/01/2033	14,947
3,596	Pool #741862,
	5.500%, 09/01/2033	3,864
4,484	Pool #766197,
	5.500%, 02/01/2034	4,810
734	Pool #776974,
	5.500%, 04/01/2034	796
406,985	Pool #888504,
	2.594%, 04/01/2034 (i)	426,374
26,783	Pool #775776,
	5.500%, 05/01/2034	28,730
779,858	Pool #725705,
	5.000%, 08/01/2034	825,276
1,286,953	Pool #782284,
	6.000%, 09/01/2034	1,411,522
912,489	Pool #791563,
	6.000%, 09/01/2034	996,250
24,417	Pool #794371,
	6.000%, 09/01/2034	26,659
457,602	Pool #802783,
	3.041%, 10/01/2034 (i)	480,910
989,241	Pool #802493,
	6.000%, 11/01/2034	1,080,048
45,378	Pool #781629,
	5.500%, 12/01/2034	48,678
2,107	Pool #806098,
	6.000%, 12/01/2034	2,301
5,053,587	Pool #735224,
	5.500%, 02/01/2035	5,430,537
2,166,528	Pool #808057,
	6.000%, 02/01/2035	2,353,893
617,532	Pool #735504,
	6.000%, 04/01/2035	678,850

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$45,224	Pool #822815,
	5.500%, 04/01/2035	$48,656
584,271	Pool #773306,
	6.000%, 05/01/2035	634,799
38,937	Pool #357850,
	5.500%, 07/01/2035	41,913
52,266	Pool #820242,
	5.000%, 07/01/2035	55,331
3,551,787	Pool #820345,
	5.000%, 09/01/2035 (a)	3,755,116
5,991	Pool #838452,
	5.500%, 09/01/2035	6,450
67,627	Pool #745000,
	6.000%, 10/01/2035	73,486
2,234,247	Pool #844158,
	5.000%, 11/01/2035	2,362,150
1,013,742	Pool #745755,
	5.000%, 12/01/2035	1,074,310
106,374	Pool #848939,
	6.500%, 01/01/2036	117,181
33,823	Pool #851639,
	6.500%, 01/01/2036	37,048
417,262	Pool #888022,
	5.000%, 02/01/2036	441,149
46,879	Pool #865854,
	6.000%, 03/01/2036	50,958
57,383	Pool #891474,
	6.000%, 04/01/2036	62,334
1,219,055	Pool #868993,
	2.925%, 05/01/2036 (i)	1,257,007
1,467,171	Pool #872236,
	2.786%, 05/01/2036 (i)	1,506,667
1,511,500	Pool #886376,
	2.929%, 08/01/2036 (i)	1,556,753
833,807	Pool #831808,
	6.000%, 09/01/2036	908,103
1,610,028	Pool #886891,
	2.791%, 09/01/2036 (i)	1,677,413
323,119	Pool #897776,
	6.500%, 09/01/2036	353,925

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$664,907	Pool #893681,
	6.000%, 10/01/2036	$721,684
1,421,876	Pool #893923,
	6.000%, 10/01/2036	1,542,560
1,702,915	Pool #894005,
	6.000%, 10/01/2036	1,846,141
282,615	Pool #897505,
	6.500%, 12/01/2036	309,560
197,079	Pool #905110,
	6.000%, 12/01/2036	216,170
161,578	Pool #905111,
	6.000%, 12/01/2036	177,189
172,228	Pool #906055,
	6.000%, 01/01/2037	188,068
747	Pool #928062,
	5.500%, 02/01/2037	804
1,191	Pool #899119,
	5.500%, 04/01/2037	1,271
1,325	Pool #938488,
	5.500%, 05/01/2037	1,422
336,611	Pool #945069,
	6.500%, 08/01/2037	375,173
660,367	Pool #933167,
	6.000%, 11/01/2037	710,667
1,440,859	Pool #967071,
	6.000%, 12/01/2037	1,550,608
727,950	Pool #960638,
	6.000%, 01/01/2038	783,397
685,111	Pool #889425,
	6.000%, 03/01/2038	736,439
1,620	Pool #970131,
	5.500%, 03/01/2038	1,734
1,074	Pool #981313,
	5.500%, 06/01/2038	1,152
1,600,388	Pool #889697,
	6.000%, 07/01/2038	1,720,288
1,678	Pool #985108,
	5.500%, 07/01/2038	1,801
764	Pool #964930,
	5.500%, 08/01/2038	818

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$1,318	Pool #987032,
	5.500%, 08/01/2038	$1,411
1,009	Pool #968371,
	5.500%, 09/01/2038	1,080
10,800,000	Pool #TBA,
	5.500%, 10/14/2038 (j)	11,481,751
705	Pool #993050,
	5.500%, 12/01/2038	755
283	Pool #MC0018,
	5.500%, 12/01/2038	308
236,419	Pool #930559,
	5.000%, 02/01/2039	249,725
1,256,841	Pool #930673,
	4.500%, 03/01/2039	1,325,347
334,699	Pool #930677,
	5.000%, 03/01/2039	357,757
93,498	Pool #935221,
	5.000%, 05/01/2039	100,242
91,270	Pool #AA6024,
	5.000%, 05/01/2039	97,853
93,167	Pool #AA6061,
	5.000%, 05/01/2039	99,888
25,524	Pool #AA6579,
	5.000%, 05/01/2039	27,366
34,746	Pool #931378,
	4.500%, 06/01/2039	36,641
35,452	Pool #AA8422,
	4.500%, 06/01/2039	37,387
31,562	Pool #AA7794,
	4.500%, 07/01/2039	33,285
32,235	Pool #AA8222,
	4.500%, 07/01/2039	33,994
29,553	Pool #AA8965,
	4.500%, 07/01/2039	31,166
26,686	Pool #AA9006,
	4.500%, 07/01/2039	28,142
23,855	Pool #AA9010,
	5.000%, 07/01/2039	25,576
95,054	Pool #AA9386,
	5.000%, 07/01/2039	101,907

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$43,683	Pool #AC2141,
	5.000%, 07/01/2039	$46,832
31,206	Pool #AA9132,
	4.500%, 08/01/2039	32,909
24,824	Pool #AA9133,
	4.500%, 08/01/2039	26,117
67,934	Pool #AC0169,
	5.000%, 08/01/2039	72,836
129,115	Pool #AC1246,
	4.500%, 08/01/2039	136,161
287,469	Pool #AC1579,
	4.500%, 08/01/2039	303,155
47,301	Pool #AC2861,
	4.500%, 08/01/2039	49,765
299,036	Pool #931989,
	4.500%, 09/01/2039	315,364
39,142	Pool #934943,
	4.500%, 09/01/2039	41,279
24,796	Pool #AC0767,
	4.500%, 09/01/2039	26,076
355,340	Pool #AC1441,
	5.000%, 09/01/2039	380,980
354,197	Pool #AC3234,
	5.000%, 09/01/2039	379,758
191,125	Pool #AC3246,
	4.500%, 09/01/2039	201,559
381,383	Pool #AC3247,
	4.500%, 10/01/2039	401,252
188,771	Pool #AC3310,
	4.500%, 10/01/2039	199,076
383,604	Pool #AC3311,
	4.500%, 10/01/2039	403,589
474,295	Pool #AC3316,
	5.000%, 10/01/2039	508,529
420,156	Pool #AC3661,
	5.000%, 10/01/2039	450,487
24,224	Pool #AC5107,
	4.500%, 10/01/2039	25,546
1,000,000	Pool #AE0393,
	5.500%, 10/01/2039	1,064,063

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$1,100,000	Pool #TBA,
	6.000%, 10/15/2039 (j)	$1,181,641
536,019	Pool #932127,
	4.500%, 11/01/2039	565,213
46,726	Pool #AC5504,
	5.000%, 11/01/2039	50,099
95,419	Pool #AC6121,
	4.500%, 11/01/2039	100,393
89,210	Pool #932296,
	4.500%, 12/01/2039	94,071
122,692	Pool #AC3891,
	5.000%, 12/01/2039	131,549
33,269	Pool #AC8372,
	4.500%, 12/01/2039	35,004
25,204	Pool #AC8832,
	4.500%, 12/01/2039	26,580
285,496	Pool #AD0585,
	4.500%, 12/01/2039	301,074
868,051	Pool #AD0586,
	4.500%, 12/01/2039	913,232
433,920	Pool #932388,
	4.500%, 01/01/2040	457,565
26,715	Pool #AC3946,
	4.500%, 01/01/2040	28,174
199,559	Pool #AC8565,
	4.500%, 01/01/2040	210,464
1,641,295	Pool #AC8570,
	5.000%, 01/01/2040	1,759,805
2,313,992	Pool #AC8571,
	5.000%, 01/01/2040 (a)	2,473,859
288,196	Pool #AC8630,
	4.500%, 01/01/2040	303,939
62,794	Pool #AC8794,
	4.500%, 01/01/2040	66,065
294,626	Pool #AC9528,
	4.500%, 01/01/2040	309,987
193,635	Pool #AC9548,
	4.500%, 01/01/2040	204,213
195,290	Pool #AC9550,
	4.500%, 01/01/2040	205,471

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$41,804	Pool #AD1274,
	5.000%, 01/01/2040	$44,822
52,237	Pool #AD1356,
	4.500%, 01/01/2040	54,960
27,021	Pool #AD1922,
	4.500%, 01/01/2040	28,497
30,903	Pool #AC7575,
	4.500%, 02/01/2040	32,590
64,714	Pool #AC8497,
	4.500%, 02/01/2040	68,250
28,315	Pool #AC9836,
	4.500%, 02/01/2040	29,861
26,763	Pool #AD1187,
	4.500%, 02/01/2040	28,158
25,499	Pool #AD1188,
	4.500%, 02/01/2040	26,893
69,236	Pool #AD1321,
	4.500%, 02/01/2040	73,018
28,016	Pool #AD2206,
	5.000%, 02/01/2040	30,039
301,321	Pool #AD1653,
	4.500%, 03/01/2040	317,790
29,869	Pool #AD4261,
	4.500%, 03/01/2040	31,502
461,034	Pool #AD3141,
	4.500%, 04/01/2040	486,229
71,642	Pool #AD4282,
	4.500%, 04/01/2040	75,558
4,152,561	Pool #AD5661,
	5.000%, 05/01/2040	4,374,710
4,331,222	Pool #AD6949,
	5.500%, 06/01/2040	4,608,271
3,891,675	Pool #AB1231,
	5.000%, 07/01/2040 (a)	4,099,867
6,287,313	Pool #AD6943,
	5.000%, 07/01/2040	6,623,663
99,088	Pool #AD7774,
	4.500%, 07/01/2040	104,507
1,000,000	Pool #TBA,
	3.500%, 10/01/2040 (j)	1,007,656

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$4,000,000	Pool #TBA,
	3.500%, 11/01/2040 (j)	$4,112,500
11,000,000	Pool #TBA,
	3.500%, 11/01/2040 (j)	11,802,659
1,000,000	Pool #TBA,
	3.000%, 12/15/2025 (j)	1,005,000
	Government National Mortgage Association
50,445	Pool #614436X,
	5.000%, 08/15/2033	54,118
924,381	Pool #618907X,
	5.000%, 09/15/2033	991,692
150,849	Pool #605098X,
	5.000%, 03/15/2034	161,645
160,432	Pool #081116M,
	2.750%, 10/20/2034 (i)	165,160
106,383	Pool #520279X,
	5.000%, 11/15/2034	114,226
240,740	Pool #081150M,
	2.750%, 11/20/2034 (i)	247,835
558,411	Pool #081153M,
	2.750%, 11/20/2034 (i)	574,869
2,011,754	Pool #644812X,
	6.000%, 05/15/2035	2,211,627
566,396	Pool #720103X,
	4.500%, 06/15/2039	602,160
2,196,395	Pool #723248,
	5.000%, 10/15/2039	2,357,656
799,303	Pool #726382,
	5.000%, 10/15/2039	858,000
16,000,000	Pool #TBA,
	4.000%, 10/15/2040 (j)	16,544,993
8,000,000	Pool #TBA,
	4.000%, 11/15/2040 (j)	8,245,000

	Total Mortgage Backed Securities -
	U.S. Government Agency
	(Cost $177,112,938)	181,771,741

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Principal Amount		Value

	MUNICIPAL BONDS - 1.20%
	California, GO,
$725,000	7.500%, 04/01/2034 (a)	$789,511
175,000	7.950%, 03/01/2036	187,793
600,000	7.550%, 04/01/2039	653,106
130,000	7.300%, 10/01/2039	137,729
925,000	7.625%, 03/01/2040	1,018,314
500,000	Illinois, GO,
	7.350%, 07/01/2035	525,200
1,174,963	Missouri Higher Education Loan
	Authority, Series A-1,
	Revenue Bond,
	Series 2010-1,
	1.224%, 11/26/2032 (i)	1,183,152
80,000	Municipal Electric Authority of Georgia,
	Series A-1, Refunding,
	Revenue Bond,
	6.655%, 04/01/2057	84,857
1,000,000	South Carolina Student Loan Corp.,
	Series A-1, Revenue Bond,
	0.342%, 12/02/2019 (i)	972,640
1,393,013	Virginia Housing Development Authority,
	Series C, Revenue Bond,
	6.000%, 06/25/2034	1,397,345

	Total Municipal Bonds
	(Cost $6,637,254)	6,949,647

	SUPRANATIONAL OBLIGATIONS - 0.67%
4,000,000	Inter-American Development Bank
	0.500%, 05/29/2014	3,867,792

	Total Supranational Obligations
	(Cost $3,427,867)	3,867,792

	U.S. GOVERNMENT AGENCY ISSUES - 1.97%
	Federal Home Loan Mortgage Corp.
2,500,000	1.750%, 09/10/2015	2,527,725
1,000,000	5.000%, 03/15/2018	1,122,255
960,567	6.500%, 06/15/2031	1,053,626
532,267	6.500%, 07/15/2031	600,890
697	0.000%, 08/15/2035
	(Acquired 05/01/2007,
	Cost $708) (e)(i)(k)	698

Principal Amount		Value

	U.S. GOVERNMENT AGENCY
	ISSUES (Continued)
	Federal National Mortgage Association
$3,400,000	3.000%, 02/17/2015	$3,435,091
400,721	0.000%, 04/25/2034
	(Acquired 04/07/2006,
	Cost $39,505 $39,505) (e)(h)	926
3,143	0.000%, 05/25/2035
	(Acquired 05/29/2007,
	Cost $2,974) (e)(i)(k)	3,122
10,151	0.000%, 06/25/2037
	(Acquired 06/11/2007,
	Cost $10,897) (e)(i)(k)	10,100
	Tennessee Valley Authority
1,200,000	4.375%, 06/15/2015	1,354,521
1,100,000	5.375%, 04/01/2056	1,322,086

	Total U.S. Government Agency Issues
	(Cost $10,884,704)	11,431,040

	U.S. TREASURY OBLIGATIONS - 14.69%
	U.S. Treasury Bond - 2.48%
231,316	2.375%, 01/15/2025 (l)	266,574
109,842	2.000%, 01/15/2026 (l)	121,058
200,000	4.500%, 02/15/2036	230,000
9,865,000	4.375%, 05/15/2040	11,081,226
2,600,000	3.875%, 08/15/2040 (a)	2,688,156

		14,387,014

	U.S. Treasury Note - 11.65%
1,867,229	2.375%, 04/15/2011 (l)	1,891,299
15,845,000	1.375%, 02/15/2012	16,074,626
7,700,000	0.750%, 05/31/2012	7,747,247
2,061,284	3.000%, 07/15/2012 (l)	2,190,436
16,885,000	2.125%, 05/31/2015	17,606,598
1,400,000	2.750%, 02/15/2019	1,452,609
1,700,000	3.125%, 05/15/2019	1,806,650
5,800,000	3.625%, 08/15/2019	6,379,095
11,585,000	3.500%, 05/15/2020	12,576,977

		67,725,537

	U.S. Treasury Strip - 0.56%
4,600,000	0.000%, 11/15/2021 (k)	3,302,031

	Total U.S. Treasury Obligations
	(Cost $82,810,141)	85,414,582

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	WARRANTS - 0.00%
	Warrant - 0.00%
272	Semgroup Warrant
	Expiration: November, 2014,
	Exercise Price: $1.00
	(Acquired 12/07/2009,
	Cost, $0) (b)(e)	$0

	Total Warrants (Cost $0)	0

	SHORT TERM INVESTMENTS - 10.62%
	Money Market Funds - 1.38%
8,010,814	Federated Prime Obligations Fund
	Effective Yield, 0.21% (i)	8,010,814

Principal Amount

	Repurchase Agreement - 9.24%
$53,700,000	UBS Warburg Repurchase Agreement
	on Agreement 10/01/2010 at 0.300%
	(Collateralized by various
	U.S. Government Agency Issues,
	value $54,777,016, 3.500% to
	6.500%, 06/01/2024 to 09/01/2040)	53,700,000

	Total Short Term Investments
	(Cost $61,710,814)	61,710,814

Number of Shares

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 5.06%
	Money Market Funds - 5.06%
29,414,652	Mount Vernon Prime Portfolio
	Effective Yield, 0.304%	29,414,652
20,870	Reserve Primary Fund (c)	75

	Total Money Market Funds
	(Cost $29,435,522)	29,414,727

Principal Amount

	Cash - 0.00%
$6,469	Cash	6,469

	Total Cash (Cost $29,435,521)	6,469

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $29,441,991)	29,421,196

Value

Total Investments
(Cost $659,222,387) - 114.28%	$664,277,094

Liabilities in Excess of
Other Assets - (14.28)%	(82,983,726)

TOTAL NET
ASSETS - 100.00%	$581,293,368

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan
(b)	Non-income producing.
(c)	As of September 30, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $75 which represents 0.00% of total net assets.
(d)

Restriced securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $53,034,959, which represents 9.12% of total net assets.

(e)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of thses securities total $14,106,566, which represents 2.43% of total net assets.

(f)	Non-income producing. Item identified as in default as to payment of interest.
(g)	Credit linked note. Investment performance is wholly or partially derived from an underlying source.
(h)

Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at September 30, 2010. The security is illiquid and represents less than 0.01% of net assets.

(i)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2010.
(j)	Security purchased on a when-issued basis. On September 30, 2010, the total value of investments purchased on a when-issued basis was $56,405,575 or 9.70% of total net assets.
(k)	Zero coupon bond.
(l)	Represents a U.S. Treasury Inflation protected Security.

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited)
September 30, 2010

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)

1/18/11	U.S. Dollars	1,691,029	Brazil Real	$2,950,000	$(10,927)
10/4/10	U.S. Dollars	1,721,522	Brazil Real	2,950,000	(20,535)
10/14/10	U.S. Dollars	205,947	Brazil Real	374,000	(14,437)
10/22/10	U.S. Dollars	1,389,586	European Monetary Unit	1,088,687	(94,336)
10/29/10	U.S. Dollars	1,844,386	British Pounds	1,185,948	(18,231)
10/14/10	U.S. Dollars	3,447,813	Indonesia Rupiahs	31,400,718,842	(70,451)
11/24/10	U.S. Dollars	3,802,285	Mexican Pesos	47,992,826	12,538
11/10/10	U.S. Dollars	2,376,068	South African Rands	17,135,012	(65,713)
10/4/10	Brazil Real	2,950,000	U.S. Dollars	1,728,178	13,879
10/14/10	Indonesia Rupiahs	16,660,555,282	U.S. Dollars	1,841,181	20,885

					$(247,328)

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

Australian 10 Year Note Futures	21	1,995,210	Dec-10	$13,147
Euro-Bund Future	18	2,365,740	Dec-10	21,137
Eurodollar 90 Day Futures	5	1,244,875	Mar-11	29,556
Eurodollar 90 Day Futures	5	1,243,938	Jun-11	32,681
Eurodollar 90 Day Futures	5	1,242,750	Sep-11	35,045
Eurodollar 90 Day Futures	4	996,400	Dec-10	6,579
Eurodollar 90 Day Futures	5	1,241,250	Dec-11	36,954
U.S. Treasury 2 Year Note Futures	60	13,169,063	Jan-11	7,303
U.S. Treasury 5 Year Note Futures	243	29,370,727	Jan-11	245,073
U.S. Treasury 10 Year Note Futures	31	3,907,453	Dec-10	26,563
U.S. Treasury Long Bond Futures	117	15,645,094	Dec-10	1,890

				$455,928

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS - 91.26%
	Aerospace & Defense - 2.64%
131	BE Aerospace, Inc. (b)	$3,971
3,761	General Dynamics Corp.	236,228
1,554	Goodrich Corp.	114,576
2,373	ITT Corp.	111,128
1,695	L-3 Communications Holdings, Inc.	122,498
3,656	Lockheed Martin Corp.	260,600
677	Precision Castparts Corp.	86,216
6,309	Raytheon Co.	288,384
1,383	Rockwell Collins, Inc. (a)	80,560
10,168	United Technologies Corp.	724,266

		2,028,427

	Air Freight & Logistics - 1.68%
1,227	C.H. Robinson Worldwide, Inc. (a)	85,792
1,458	Expeditors International of
	Washington	67,403
3,900	FedEx Corp.	333,450
11,290	United Parcel Service, Inc. (a)	752,931
3,218	UTI Worldwide, Inc.	51,745

		1,291,321

	Airlines - 0.16%
9,719	Southwest Airlines Co.	127,027

	Auto Components - 0.01%
267	Gentex Corp.	5,209

	Automobiles - 0.04%
926	Thor Industries, Inc.	30,928

	Beverages - 3.18%
660	Brown-Forman Corp. (a)	40,682
2,578	Molson Coors Brewing Co.	121,733
14,126	PepsiCo, Inc.	938,532
23,114	The Coca-Cola Company	1,352,632

		2,453,579

	Biotechnology - 1.05%
5,885	Amgen, Inc. (b)	324,323
2,031	Biogen Idec, Inc. (b)	113,980
936	Celgene Corp. (b)	53,923
96	Cephalon, Inc. (a)(b)	5,994
4,335	Gilead Sciences, Inc. (b)	154,369
29,974	PDL BioPharma, Inc.	157,663

		810,252

Number of Shares		Value

	Capital Markets - 3.44%
316	Affiliated Managers Group (a)(b)	$24,651
1,428	Ameriprise Financial, Inc. (a)	67,587
1,214	Blackrock, Inc.	206,684
163	Eaton Vance Corp.	4,734
240	Federated Investors, Inc. (a)	5,462
2,347	Franklin Resources, Inc. (a)	250,894
5,408	Goldman Sachs Group, Inc.	781,888
6,782	Invesco Ltd. (a)	143,982
68	Janus Capital Group, Inc. (a)	745
1,285	Jefferies Group, Inc. (a)	29,157
1,813	Northern Trust Corp.	87,459
2,703	Raymond James Financial, Inc.	68,467
1,153	SEI Investments Co.	23,452
5,648	State Street Corp.	212,704
794	T. Rowe Price Group, Inc.	39,752
19,705	TD Ameritrade Holding Corp. (b)	318,236
9,107	The Bank of New York Mellon Corp.	237,966
10,396	The Charles Schwab Corp.	144,504

		2,648,324

	Chemicals - 1.67%
2,249	Air Products & Chemicals, Inc.	186,262
117	Airgas, Inc.	7,950
706	Albemarle Corp.	33,048
2,526	Celanese Corp.	81,085
462	CF Industries Holdings, Inc.	44,121
1,734	Ecolab, Inc.	87,983
568	FMC Corp.	38,857
896	International Flavors &
	Fragrances, Inc.	43,474
419	Lubrizol Corp.	44,401
5,315	Monsanto Co.	254,747
2,633	Mosaic Co.	154,715
1,944	Praxair, Inc.	175,465
257	Sigma Aldrich Corp.	15,518
1,127	The Scotts Miracle-Gro Co.	58,300
1,529	Valspar Corp.	48,699
387	Westlake Chemical Corp. (a)	11,583

		1,286,208

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Commercial Banks - 2.72%
1,933	BancorpSouth, Inc. (a)	$27,410
783	Bank Hawaii Corp.	35,172
9,566	BB&T Corp.	230,349
791	BOK Financial Corp. (a)	35,698
844	City National Corp.	44,791
680	Commerce Bancshares, Inc.	25,561
763	Cullen Frost Bankers, Inc.	41,103
2,135	F.N.B. Corp.	18,276
459	First Citizens BancShares, Inc.	85,039
1,005	FirstMerit Corp.	18,412
1,009	M & T Bank Corp.	82,546
2,288	PNC Financial Services Group, Inc.	118,770
19,664	U.S. Bancorp	425,136
4,017	Valley National Bancorp (a)	51,819
34,163	Wells Fargo & Co.	858,516

		2,098,598

	Commercial Services & Supplies - 0.29%
2,128	ABM Industries, Inc.	45,944
4,133	Cintas Corp.	113,863
157	Corrections Corporation of
	America (b)	3,875
876	Covanta Holding Corp.	13,797
1,814	Iron Mountain, Inc.	40,525
150	Republic Services, Inc.	4,574

		222,578

	Communications Equipment - 2.58%
53,925	Cisco Systems, Inc. (b)	1,180,958
1,343	CommScope, Inc. (b)	31,883
240	Echostar Corp. (b)	4,579
546	Harris Corp.	24,182
940	Juniper Networks, Inc. (a)(b)	28,529
14,398	Qualcomm, Inc.	649,638
9,056	Tellabs, Inc.	67,467

		1,987,236

	Computers & Peripherals - 5.90%
4,834	Apple, Inc. (b)	1,371,647
2,375	Diebold, Inc.	73,839
17,170	EMC Corp. (b)	348,723
25,414	Hewlett Packard Co.	1,069,167
11,412	International Business Machines
	Corp.	1,530,805

Number of Shares		Value

	Computers & Peripherals (Continued)
1,133	NetApp, Inc. (a)(b)	$56,412
167	Sandisk Corp. (a)(b)	6,121
551	Teradata Corp. (b)	21,247
2,198	Western Digital Corp. (b)	62,401

		4,540,362

	Construction & Engineering - 0.78%
2,313	AECOM Technology Corp. (b)	56,113
4,852	Fluor Corp.	240,319
2,168	Jacobs Engineering Group, Inc. (b)	83,902
1,529	KBR, Inc.	37,675
1,801	Quanta Services, Inc. (a)(b)	34,363
1,499	Shaw Group, Inc. (b)	50,306
2,612	URS Corp. (b)	99,204

		601,882

	Construction Materials - 0.03%
10	Martin Marietta Materials, Inc. (a)	770
596	Vulcan Materials Co. (a)	22,004

		22,774

	Consumer Finance - 0.10%
4,759	Discover Financial Services (a)	79,380

	Containers & Packaging - 0.17%
474	AptarGroup, Inc.	21,648
1,577	Ball Corp.	92,807
137	Greif, Inc.	8,061
203	Rock-Tenn Co.	10,111

		132,627

	Diversified Consumer Services - 0.17%
779	Apollo Group, Inc. (b)	40,002
7,152	H&R Block, Inc.	92,618

		132,620

	Diversified Financial Services - 1.74%
286	CME Group, Inc.	74,489
1,729	Interactive Brokers Group, Inc. (b)	29,756
16	IntercontinentalExchange, Inc. (b)	1,676
25,486	JPMorgan Chase & Co.	970,251
577	Leucadia National Corp. (b)	13,629
1,162	Moodys Corp. (a)	29,027
3,085	MSCI, Inc. (b)	102,453
4,055	NYSE Euronext	115,851

		1,337,132

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Diversified Telecommunication Services - 3.67%
93,712	AT&T, Inc. (a)	$2,680,164
1,207	CenturyTel, Inc. (a)	47,628
7,787	Windstream Corp. (a)	95,702

		2,823,494

	Electric Utilities - 1.72%
253	Allete, Inc.	9,217
642	Cleco Corp.	19,016
1,761	DPL, Inc.	46,015
11,081	Exelon Corp.	471,830
6,129	Nextera Energy, Inc. (a)	333,356
12,033	Southern Co.	448,109

		1,327,543

	Electrical Equipment - 0.77%
108	AMETEK, Inc.	5,159
1,320	Babcock & Wilcox Co. (b)	28,090
1,286	Brady Corp.	37,513
7,022	Emerson Electric Co.	369,778
283	Regal Beloit Corp.	16,609
2,135	Rockwell Automation, Inc.	131,794
35	Roper Industries, Inc. (a)	2,281

		591,224

	Electronic Equipment & Instruments - 0.52%
2,775	Agilent Technologies, Inc. (b)	92,602
234	Amphenol Corp. (a)	11,461
4,300	AVX Corp.	59,426
8,610	Corning, Inc. (a)	157,391
3,881	Molex, Inc. (a)	81,229

		402,109

	Energy Equipment & Services - 2.24%
3,427	Baker Hughes, Inc.	145,990
2,600	Cameron International Corp. (b)	111,696
812	Diamond Offshore Drilling, Inc. (a)	55,029
749	Ensco International Ltd. (a)	33,503
519	FMC Technologies, Inc. (b)	35,443
8,981	Halliburton Co.	297,002
91	Helmerich & Payne, Inc.	3,682
4,278	National-Oilwell Varco, Inc.	190,243
3,180	Pride International, Inc. (b)	93,587
1,806	Rowan Companies, Inc. (a)(b)	54,830
11,160	Schlumberger Ltd.	687,568
303	Tidewater, Inc. (a)	13,577

		1,722,150

Number of Shares		Value

	Food & Staples Retailing - 2.09%
2,602	Casey’s General Stores, Inc.	$108,634
6,753	Costco Wholesale Corp. (a)	435,501
15,019	CVS Caremark Corporation	472,648
15,953	Walgreen Co.	534,425
1,559	Whole Foods Market, Inc. (a)(b)	57,854

		1,609,062

	Food Products - 1.06%
3,293	Campbell Soup Co. (a)	117,725
548	Flowers Foods, Inc. (a)	13,612
4,337	General Mills, Inc.	158,474
4,028	H.J. Heinz Co.	190,806
2,148	Hershey Co.	102,223
1,788	Hormel Foods Corp.	79,745
2,250	Kellogg Co.	113,648
125	McCormick & Co, Inc.	5,255
306	Ralcorp Holdings, Inc. (b)	17,895
258	The J.M. Smucker Co.	15,617

		815,000

	Gas Utilities - 0.16%
883	Energen Corp.	40,371
127	EQT Corp. (a)	4,580
1,265	National Fuel Gas Co.	65,539
712	Questar Corp. (a)	12,481

		122,971

	Health Care Equipment & Supplies - 1.44%
81	Alere, Inc. (a)(b)	2,505
7,015	Baxter International, Inc.	334,686
541	Beckman Coulter, Inc. (a)	26,395
1,536	Becton Dickinson & Co.	113,818
23,055	Boston Scientific Corp. (b)	141,327
442	C.R. Bard, Inc. (a)	35,992
404	DENTSPLY International, Inc.	12,916
1,674	Hologic, Inc. (b)	26,801
680	Hospira, Inc. (b)	38,767
248	Kinetic Concepts, Inc. (a)(b)	9,072
5,668	Medtronic, Inc.	190,331
674	St. Jude Medical, Inc. (a)(b)	26,515
2,227	Stryker Corp. (a)	111,461
314	Varian Medical Systems, Inc. (b)	18,997
351	Zimmer Holdings, Inc. (b)	18,368

		1,107,951

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care Providers & Services - 3.30%
7,855	Aetna, Inc.	$248,297
9,932	AmerisourceBergen Corp.	304,515
114	Brookdale Senior Living, Inc. (b)	1,859
141	Cerner Corp. (a)(b)	11,843
6,089	CIGNA Corp.	217,864
2,981	Express Scripts, Inc. (b)	145,175
1,085	Henry Schein, Inc. (a)(b)	63,559
691	Laboratory Corporation of America
	Holdings (b)	54,195
4,343	McKesson Corp.	268,311
6,407	Medco Health Solutions, Inc. (b)	333,548
3,371	Omnicare, Inc. (a)	80,499
524	Owens & Minor, Inc.	14,913
1,122	Patterson Companies, Inc. (a)	32,145
1,768	PerkinElmer, Inc.	40,912
1,607	Quest Diagnostics, Inc.	81,105
17,007	UnitedHealth Group, Inc.	597,116
1,230	Universal Health Services, Inc.	47,798

		2,543,654

	Hotels, Restaurants & Leisure - 1.42%
8,264	Carnival Corp.	315,767
3,666	International Game Technology	52,974
9	Las Vegas Sands Corp. (a)(b)	314
1,447	Marriott International, Inc.	51,846
8,237	McDonald’s Corp.	613,739
1,972	Starbucks Corp.	50,444
421	Wendy’s Arby’s Group, Inc.	1,907
107	Wynn Resorts, Limited (a)	9,284

		1,096,275

	Household Durables - 0.15%
2,256	Garmin Ltd. (a)	68,469
382	Harman International Industries,
	Inc. (a)(b)	12,763
820	Tupperware Brands Corp. (a)	37,523

		118,755

	Household Products - 2.30%
13	Church & Dwight, Inc.	844
2,989	Colgate Palmolive Co. (a)	229,735
33	Energizer Holdings, Inc. (b)	2,219
4,406	Kimberly Clark Corp.	286,610
20,867	Procter & Gamble Co.	1,251,394

		1,770,802

Number of Shares		Value

	Industrial Conglomerates - 0.93%
7,221	3M Co.	$626,133
891	Carlisle Companies, Inc.	26,685
2,641	McDermott International, Inc. (b)	39,034
12	Seaboard Corp.	21,252

		713,104

	Insurance - 2.47%
4,553	Aflac, Inc. (a)	235,436
162	Alleghany Corp. (b)	49,091
1,268	Allied World Assurance Holdings,
	Ltd. (a)	71,756
2,397	Aon Corp. (a)	93,747
2,458	Arthur J. Gallagher & Co. (a)	64,817
3,329	Aspen Insurance Holdings Ltd. (a)	100,802
3,581	Axis Capital Holdings Ltd.	117,958
742	Brown & Brown, Inc.	14,981
2,439	CNA Financial Corp. (a)(b)	68,268
1,188	Erie Indemnity Co.	66,599
711	Everest Re Group, Ltd.	61,480
1,320	HCC Insurance Holdings, Inc.	34,439
81	Markel Corp. (b)	27,912
9,803	Marsh & McLennan Cos., Inc.	236,449
574	Mercury General Corp.	23,459
4,822	Montpelier Re Holdings Ltd.	83,517
1,140	PartnerRe Ltd. (a)	91,405
1,504	Platinum Underwriters Holdings Ltd.	65,454
1,899	Reinsurance Group of America	91,703
1,204	RenaissanceRe Holdings Ltd. (a)	72,192
580	The Hanover Insurance Group,
	Inc. (a)	27,260
2,598	Transatlantic Holdings, Inc.	132,030
1,730	Validus Holdings Ltd.	45,603
69	Wesco Financial Corp.	24,712
4	White Mountains Insurance
	Group Ltd.	1,234

		1,902,304

	Internet & Catalog Retail - 0.58%
2,107	Amazon.com, Inc. (a)(b)	330,926
4,173	Expedia, Inc.	117,720

		448,646

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Internet Software & Services - 2.89%
12,883	eBay, Inc. (a)(b)	$314,345
3,496	Google, Inc. (b)	1,838,162
5,466	Yahoo, Inc. (a)(b)	77,453

		2,229,960

	IT Services - 1.85%
132	Alliance Data Systems Corp. (a)(b)	8,614
2,454	Amdocs Ltd. (b)	70,332
5,569	Automatic Data Processing, Inc.	234,065
2,333	Broadridge Financial Solutions, Inc.	53,356
313	Cognizant Technology Solutions
	Corp. (b)	20,179
1,514	Fidelity National Information Services	41,075
1,121	Fiserv, Inc. (b)	60,332
142	Global Paynments, Inc.	6,090
1,489	Hewitt Associates, Inc. (b)	75,090
20	Lender Processing Services, Inc.	665
448	Mastercard, Inc.	100,352
4,132	Paychex, Inc.	113,589
7,095	SAIC, Inc. (b)	113,378
4,261	Total System Services, Inc. (a)	64,938
4,231	Visa, Inc. (a)	314,193
4,243	Wright Express Corp. (a)(b)	151,518

		1,427,766

	Leisure Equipment & Products - 0.27%
1,521	Hasbro, Inc.	67,700
5,894	Mattel, Inc.	138,273

		205,973

	Life Sciences Tools & Services - 0.39%
1,318	Charles River Laboratories (a)(b)	43,692
366	Covance, Inc. (a)(b)	17,125
375	Life Technologies Corp. (b)	17,509
1,098	Pharmaceutical Product
	Development, Inc.	27,219
4,077	Thermo Fisher Scientific, Inc. (b)	195,207

		300,752

Number of Shares		Value

	Machinery - 1.53%
2,095	Cummins, Inc.	$189,765
4,697	Danaher Corp.	190,745
691	Donaldson Company, Inc.	32,567
2,480	Dover Corp.	129,481
1,164	Flowserve Corp.	127,365
39	IDEX Corp. (a)	1,385
5,921	Illinois Tool Works, Inc.	278,405
468	Joy Global, Inc. (a)	32,910
977	Lincoln Electric Holdings, Inc.	56,490
1,242	Oshkosh Corp. (b)	34,155
1,401	Pall Corp.	58,338
1,435	Pentair, Inc.	48,259

		1,179,865

	Marine - 0.01%
683	Genco Shipping & Trading
	Ltd. (a)(b)	10,887

	Media - 2.56%
38,972	Comcast Corp.	704,614
7,507	DIRECTV (b)	312,516
321	Discovery Communications (b)	12,259
437	Lamar Advertising Co. (b)	13,905
41,312	News Corp. (a)	539,535
364	Scripps Networks Interactive, Inc.	17,319
11,229	The Walt Disney Co.	371,792

		1,971,940

	Metals & Mining - 1.26%
55	Cliffs Natural Resources, Inc.	3,516
4,668	Freeport-McMoran Copper &
	Gold, Inc. (a)	398,600
2,128	Newmont Mining Corp. (a)	133,660
478	Reliance Steel & Aluminum Co.	19,851
59	Schnitzer Steel Industries, Inc.	2,849
11,200	Southern Copper Corp.	393,344
1,068	Titanium Metals Corp. (a)(b)	21,317

		973,137

	Multiline Retail - 0.32%
2,424	Dollar Tree, Inc. (a)(b)	118,194
2,479	Kohls Corp. (b)	130,594

		248,788

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Oil & Gas - 3.53%
4,379	Anadarko Petroleum Corp.	$249,822
3,036	Apache Corp.	296,799
168	Arch Coal, Inc.	4,487
483	Cabot Oil & Gas Corp.	14,543
3,626	Chesapeake Energy Corp. (a)	82,129
1,002	Cimarex Energy Co.	66,312
1,462	Consol Energy, Inc.	54,036
366	Continental Resources, Inc. (b)	16,968
18	Denbury Resources, Inc. (a)(b)	286
6,612	Devon Energy Corp.	428,061
1,028	EOG Resources, Inc.	95,573
182	EXCO Resources, Inc.	2,706
1,016	Massey Energy Corp.	31,516
1,444	Newfield Exploration Co. (b)	82,943
915	Noble Energy, Inc. (a)	68,707
145	Nordic American Tanker Shipping
	Ltd. (a)	3,880
8,281	Occidental Petroleum Corp.	648,403
1,517	Peabody Energy Corp. (a)	74,348
34	Petrohawk Energy Corp. (b)	549
980	Pioneer Natural Resources Co. (a)	63,729
4,045	Plains Exploration & Production
	Co. (b)	107,880
208	Range Resources Corp. (a)	7,931
137	SM Energy Co.	5,132
21	Southwestern Energy Co. (b)	702
8,747	Spectra Energy Corp. (a)	197,245
50	Whiting Petroleum Corp. (b)	4,776
4,253	World Fuel Services Corp.	110,621

		2,720,084

	Personal Products - 0.49%
937	Alberto-Culver Co.	35,278
5,333	Avon Products, Inc.	171,243
795	Herbalife Ltd.	47,978
36	NBTY, Inc. (b)	1,979
1,918	The Estee Lauder Cos., Inc.	121,275

		377,753

Number of Shares		Value

	Pharmaceuticals - 7.86%
14,763	Abbott Laboratories	$771,219
939	Allergan, Inc.	62,472
19,866	Bristol Myers Squibb Co. (a)	538,567
10,981	Eli Lilly & Co.	401,136
1,442	Endo Pharmaceuticals Holdings,
	Inc. (b)	47,932
3,511	Forest Labs, Inc. (b)	108,595
1,164	Genzyme Corp. (b)	82,400
21,905	Johnson & Johnson	1,357,234
26,079	Merck & Co., Inc.	959,968
365	Mylan Laboratories, Inc. (a)(b)	6,866
96	Perrigo Co. (a)	6,165
97,218	Pfizer, Inc.	1,669,233
972	Watson Pharmaceuticals, Inc. (b)	41,125

		6,052,912

	Professional Services - 0.12%
777	Equifax, Inc.	24,242
2,205	Robert Half International, Inc. (a)	57,330
162	The Dun & Bradstreet Corporation	12,011

		93,583

	Real Estate - 0.05%
444	Forest City Enterprises, Inc. (a)(b)	5,697
370	Jones Lang Lasalle, Inc. (a)	31,919

		37,616

	Road & Rail - 1.20%
3,829	CSX Corp.	211,820
935	J.B. Hunt Transport Services, Inc.	32,445
138	Kansas City Southern (b)	5,163
4,775	Norfolk Southern Corp. (a)	284,160
4,798	Union Pacific Corp.	392,476

		926,064

	Semiconductor & Semiconductor
	Equipment - 2.61%
637	Altera Corp. (a)	19,212
2,399	Analog Devices, Inc.	75,281
3,512	Applied Materials, Inc.	41,020
2,309	Broadcom Corp. (a)	81,716
55,667	Intel Corp.	1,070,475
1,614	Intersil Corp. (a)	18,868
141	KLA-Tencor Corp.	4,967

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Semiconductor & Semiconductor
	Equipment - 2.61%
332	Lam Research Corp. (a)(b)	$13,894
806	Linear Technology Corp. (a)	24,768
567	LSI Corp. (b)	2,586
2,607	Marvell Technology Group Ltd. (b)	45,649
5,703	Maxim Integrated Products, Inc. (a)	105,563
5,096	MEMC Electronic Materials, Inc. (a)(b)	60,744
1,392	Microchip Technology, Inc. (a)	43,778
3,103	National Semiconductor Corp.	39,625
704	NVIDIA Corp. (b)	8,223
10,783	Texas Instruments, Inc. (a)	292,651
2,283	Xilinx, Inc. (a)	60,751

		2,009,771

	Software - 5.93%
4,744	Activision Blizzard, Inc.	51,330
1,909	Adobe Systems, Inc. (a)(b)	49,920
400	Autodesk, Inc. (b)	12,788
826	BMC Software, Inc. (b)	33,436
2,880	CA, Inc.	60,826
424	Citrix Systems, Inc. (a)(b)	28,934
1,484	Electronic Arts, Inc. (b)	24,382
1,890	Intuit, Inc. (b)	82,801
574	McAfee, Inc. (b)	27,127
117,126	Microsoft Corp.	2,868,415
44,243	Oracle Corp. (a)	1,187,925
7,193	Symantec Corp. (b)	109,118
584	Synopsys, Inc. (b)	14,466
152	VMware, Inc. (b)	12,911

		4,564,379

	Specialty Retail - 1.54%
1,182	Aarons, Inc. (a)	21,808
1,328	Advance Auto Parts, Inc.	77,927
4,264	American Eagle Outfitters	63,789
904	Bed Bath & Beyond, Inc. (a)(b)	39,243
1,511	CarMax, Inc. (a)(b)	42,096
2,404	Dicks Sporting Goods, Inc. (a)(b)	67,408
2,270	GameStop Corp. (b)	44,742
701	Guess?, Inc. (a)	28,482
73	O’Reilly Automotive, Inc. (b)	3,884
1,284	PetSmart, Inc.	44,940
1,138	Ross Stores, Inc.	62,158

Number of Shares		Value

	Specialty Retail (Continued)
1,587	Sherwin Williams Co. (a)	$119,247
6,251	Staples, Inc.	130,771
11,927	The Gap, Inc.	222,319
3,967	The TJX Companies, Inc. (a)	177,047
805	Tiffany & Co. (a)	37,827

		1,183,688

	Textiles, Apparel & Luxury Goods - 0.57%
422	Coach, Inc. (a)	18,129
2,846	Nike, Inc.	228,079
594	Phillips-Van Heusen Corp.	35,735
749	Polo Ralph Lauren Corp. (a)	67,305
1,095	VF Corp. (a)	88,717

		437,965

	Thrifts & Mortgage Finance - 0.30%
980	First Niagara Financial Group, Inc. (a)	11,417
3,483	Hudson City Bancorp	42,702
4,860	New York Community Bancorp, Inc. (a)	78,975
3,900	People’s United Financial, Inc. (a)	51,051
1,058	TFS Financial Corp.	9,723
2,401	Washington Federal, Inc.	36,639

		230,507

	Tobacco - 2.48%
3,011	Lorillard, Inc.	241,813
24,180	Philip Morris International, Inc.	1,354,564
5,267	Reynolds American, Inc.	312,807

		1,909,184

	Trading Companies & Distributors - 0.19%
6,177	Aircastle Ltd.	52,381
528	Fastenal Co. (a)	28,084
1	MSC Industrial Direct Co., Inc.	54
577	W.W. Grainger, Inc. (a)	68,727

		149,246

	Water Utilities - 0.02%
688	Aqua America, Inc. (a)	14,035

	Wireless Telecommunication Services - 0.12%
185	American Tower Corp. (a)(b)	9,483
211	Crown Castle International Corp. (b)	9,316
1,864	NII Holdings, Inc. (b)	76,610

		95,409

	Total Common Stocks
	(Cost $61,801,991)	70,302,772

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	INVESTMENT COMPANIES - 0.03%
	Capital Markets - 0.03%
2,483	Apollo Investment Corp. (a)	$25,401
64	Ares Capital Corp.	1,002

	Total Investment Companies
	(Cost $24,965)	26,403

	REAL ESTATE INVESTMENT TRUSTS - 0.97%
	Real Estate Investment Trusts - 0.97%
199	Alexandria Real Estate Equities, Inc.	13,930
5	AMB Property Corp.	132
1,132	Annaly Capital Management, Inc. (a)	19,923
70	AvalonBay Communities, Inc.	7,275
69	BioMed Realty Trust, Inc.	1,236
671	Boston Properties, Inc.	55,774
26	Brandywine Realty Trust	319
245	BRE Properties, Inc.	10,168
5	Camden Property Trust (a)	240
1	CommonWealth REIT	13
151	Cousins Properties, Inc. (a)	1,078
241	DCT Industrial Trust, Inc.	1,154
95	DiamondRock Hospitality Co.	902
259	Douglas Emmett, Inc.	4,535
937	Duke Realty Corp.	10,860
469	Entertainment Properties Trust (a)	20,251
4	Equity One (a)	68
144	Equity Residential	6,850
65	Essex Property Trust, Inc.	7,114
228	Federal Realty Investment Trust	18,618
3,078	First Industrial Realty Trust (a)(b)	15,605
1,934	Hatteras Financial Corp. (a)	55,061
464	HCP, Inc.	16,695
6	Health Care Realty Trust	140
62	Health Care REIT, Inc. (a)	2,935
195	Highwoods Properties, Inc.	6,332
10	Home Properties, Inc. (a)	529
1,145	Hospitality Property Trust	25,568
1,529	Host Hotels & Resorts, Inc.	22,140
965	Kimco Realty Corp. (a)	15,199
4,212	Lexington Realty Trust (a)	30,158
277	Liberty Property Trust	8,836
96	Macerich Co. (a)	4,123
955	Mack-Cali Realty Corp.	31,238
689	MFA Financial, Inc.	5,257
72	National Retail Properties, Inc. (a)	1,808

Number of Shares		Value

	Real Estate Investment Trusts (Continued)
437	Nationwide Health Properties, Inc.	$16,899
59	Plum Creek Timber Co., Inc. (a)	2,083
36	Post Properties, Inc.	1,005
524	Public Storage	50,849
555	Rayonier, Inc.	27,817
768	Realty Income Corp. (a)	25,897
4,645	Redwood Trust, Inc. (a)	67,166
238	Regency Centers Corp. (a)	9,394
54	Senior Housing Properties Trust	1,269
507	Simon Property Group, Inc.	47,019
89	SL Green Realty Corp. (a)	5,636
54	UDR, Inc.	1,140
279	Ventas, Inc.	14,388
443	Vornado Realty Trust	37,890
799	Weingarten Realty Investors (a)	17,434

	Total Real Estate Investment Trusts
	(Cost $598.434)	747,950

	SHORT TERM INVESTMENTS - 6.85%
	Money Market Funds - 6.85%
5,280,589	Federated Prime Obligations Fund
	Effective Yield, 0.21%	5,280,589

	Total Short Term Investments
	(Cost $5,280,589)	5,280,589

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 18.89%
	Money Market Funds - 18.89%
14,550,619	Mount Vernon Prime Portfolio
	Effective Yield, 0.30%	14,550,619

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $14,550,619)	14,550,619

	Total Investments
	(Cost $82,256,598) - 118.00%	90,908,333

	Liabilities in Excess of
	Other Assets - (18.00)%	(13,866,481)

	TOTAL NET
	ASSETS - 100.00%	$77,041,852

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing.

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

S&P 500 Index Mini Futures	103	$5,854,005	Dec-10	$196,979

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS - 92.92%
	Aerospace & Defense - 2.19%
623	Alliant Techsystems, Inc. (b)	$46,974
8,098	Boeing Co.	538,841
8,330	Honeywell International, Inc.	366,020
5,503	Northrop Grumman Corp. (a)	333,647
2,562	Spirit AeroSystems Holdings, Inc. (b)	51,061

		1,336,543

	Airlines - 0.38%
176	Alaska Air Group, Inc. (a)(b)	8,981
6,000	AMR Corp. (b)	37,620
697	Continental Airlines, Inc. (b)	17,313
2,151	Delta Air Lines, Inc. (b)	25,038
962	JetBlue Airways Corp. (a)(b)	6,436
2,241	Skywest, Inc.	31,284
2,817	UAL Corp. (a)(b)	66,567
4,385	US Airways Group, Inc. (a)(b)	40,561

		233,800

	Auto Components - 1.45%
3,319	ArvinMeritor, Inc. (a)(b)	51,577
929	Autoliv, Inc. (a)	60,692
479	BorgWarner, Inc. (a)(b)	25,205
300	Cooper Tire & Rubber Co.	5,889
3,425	Dana Holding Corp. (a)(b)	42,196
3,577	Federal Mogul Corp. (b)	67,641
9,392	Goodyear Tire & Rubber Co. (b)	100,964
8,242	Johnson Controls, Inc.	251,381
2,394	Tenneco, Inc. (b)	69,354
4,811	TRW Automotive Holdings Corp. (b)	199,945
284	WABCO Holdings, Inc. (b)	11,911

		886,755

	Automobiles - 0.41%
20,116	Ford Motor Co. (a)(b)	246,219
49	Harley Davidson, Inc. (a)	1,394

		247,613

	Beverages - 0.46%
4,202	Coca Cola Enterprises, Inc.	130,262
3,587	Constellation Brands, Inc. (b)	63,454
2,516	Dr. Pepper Snapple Group, Inc. (a)	89,368

		283,084

Number of Shares		Value

	Building Products - 0.60%
2,941	Armstrong World Industries, Inc. (b)	$122,081
688	Lennox International, Inc.	28,683
11,373	Masco Corp.	125,216
2,703	Owens Corning (b)	69,278
1,526	USG Corp. (a)(b)	20,128

		365,386

	Capital Markets - 0.72%
6,040	American Capital Ltd. (b)	35,092
1,324	E*TRADE Financial Corp. (b)	19,251
2,927	Legg Mason, Inc. (a)	88,717
6,962	MF Global Holdings Ltd. (a)(b)	50,126
9,931	Morgan Stanley	245,098

		438,284

	Chemicals - 2.21%
1,071	Ashland, Inc.	52,233
1,278	Cabot Corp.	41,624
956	Cytec Industries, Inc.	53,899
8,509	E.I. du Pont de Nemours & Co.	379,672
1,431	Eastman Chemical Co.	105,894
4,438	Huntsman Corp.	51,303
1,036	Nalco Holding Company (a)	26,118
1,974	Olin Corp.	39,796
2,130	PPG Industries, Inc.	155,064
1,619	Rockwood Holdings, Inc. (b)	50,950
2,791	RPM International, Inc.	55,597
12,335	The Dow Chemical Co. (a)	338,719

		1,350,869

	Commercial Banks - 2.30%
1,990	Associated Banc Corp. (a)	26,248
9,432	CapitalSource, Inc.	50,367
53,261	Citizens Republic Bancorp, Inc. (b)	47,993
707	Comerica, Inc. (a)	26,265
315	East West Bancorp, Inc.	5,128
14,182	Fifth Third Bancorp (a)	170,610
71,490	First Bancorp (a)(b)	20,017
3,041	First Horizon National Corp. (b)	34,693
2,437	Fulton Financial Corp. (a)	22,079
7,415	Huntington Bancshares, Inc.	42,043
216	International Bancshares Corp.	3,648
19,133	KeyCorp	152,299
13,006	Marshall & Ilsley Corp. (a)	91,562

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
28,253	Popular, Inc. (b)	$81,934
7,960	Regions Financial Corporation	57,869
9,206	SunTrust Banks, Inc.	237,792
4,309	Susquehanna Bancshares, Inc.	36,368
30,838	Synovus Financial Corp. (a)	75,861
3,595	TCF Financial Corp. (a)	58,203
191,941	The South Financial Group (b)	54,511
269	Trustmark Corp. (a)	5,848
284	Webster Financial Corp.	4,987
4,429	Whitney Holding Corp.	36,185
1,818	Wilmington Trust Corp. (a)	16,326
1,886	Zions Bancorporation (a)	40,285

		1,399,121

	Commercial Services & Supplies - 1.07%
1,655	Avery Dennison Corp.	61,434
514	Brinks Co.	11,822
1,188	Deluxe Corp.	22,726
1,008	HNI Corp. (a)	28,990
4,498	Pitney Bowes, Inc. (a)	96,167
6,617	R.R. Donnelley & Sons Co.	112,224
7,834	Steelcase, Inc.	65,257
642	United Stationers, Inc. (b)	34,353
6,135	Waste Management, Inc.	219,266

		652,239

	Communications Equipment - 0.21%
14,939	Motorola, Inc. (b)	127,430

	Computers & Peripherals - 0.80%
23,272	Dell, Inc. (b)	301,606
2,262	Lexmark International, Inc. (a)(b)	100,930
5,000	NCR Corp. (b)	68,150
1,640	Seagate Technology Plc (b)	19,319

		490,005

	Construction & Engineering - 0.23%
2,749	EMCOR Group, Inc. (b)	67,598
1,477	Granite Construction, Inc. (a)	33,587
1,986	Tutor Perini Corp. (b)	39,899

		141,084

Number of Shares		Value

	Consumer Finance - 0.74%
4,913	American Express Co.	$206,492
1,947	AmeriCredit Corp. (b)	47,624
3,653	Capital One Financial Corp.	144,476
8,839	CompuCredit Holdings Corp. (a)	42,604
62	Nelnet, Inc.	1,419
278	SLM Corp. (a)(b)	3,211
114	Student Loan Corp.	3,386

		449,212

	Containers & Packaging - 0.92%
3,107	Bemis, Inc.	98,646
2,619	Crown Holdings, Inc. (b)	75,061
2,584	Graphic Packaging Holding Co. (b)	8,631
2,656	Owens-Illinois, Inc. (b)	74,527
1,514	Packaging Corp. of America	35,079
1,357	Pactiv Corp. (b)	44,754
2,591	Sealed Air Corp.	58,246
629	Silgan Holdings, Inc.	19,939
1,822	Sonoco Products Co.	60,928
4,433	Temple Inland, Inc.	82,720

		558,531

	Distributors - 0.44%
2,961	Core-Mark Holding Co., Inc. (a)(b)	91,673
3,972	Genuine Parts Co. (a)	177,111

		268,784

	Diversified Consumer Services - 0.15%
463	Career Education Corp. (a)(b)	9,941
1,646	Regis Corp.	31,488
5,470	Service Corp International (a)	47,151

		88,580

	Diversified Financial Services - 2.18%
56,776	Bank of America Corporation	744,334
141,048	Citigroup, Inc. (b)	550,087
1,723	PHH Corp. (a)(b)	36,286

		1,330,707

	Diversified Telecommunication Services - 2.51%
13,547	Frontier Communications Corp.	110,679
7,290	Level 3 Communications, Inc. (b)	6,833
30,308	Qwest Communications International, Inc. (a)	190,031
37,563	Verizon Communications, Inc. (a)	1,224,178

		1,531,721

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Electric Utilities - 3.82%
14,357	AES Corp. (b)	$162,952
1,957	Allegheny Energy, Inc.	47,986
7,117	American Electric Power
	Company, Inc.	257,848
21,833	Duke Energy Corp.	386,661
6,259	Edison International (a)	215,247
2,876	Entergy Corp.	220,100
4,364	FirstEnergy Corp. (a)	168,189
780	Great Plains Energy, Inc.	14,742
4,536	Hawaiian Electric Industries, Inc. (a)	102,241
1,530	IDACORP, Inc.	54,958
2,380	Northeast Utilities	70,377
1,710	NV Energy, Inc.	22,487
4,746	Pepco Holdings, Inc.	88,276
1,929	Pinnacle West Capital Corp.	79,610
1,862	PNM Resources, Inc.	21,208
1,309	Portland General Electric Co.	26,547
4,956	PPL Corp.	134,952
4,508	Progress Energy, Inc.	200,245
384	UniSource Energy Corp.	12,837
1,777	Westar Energy, Inc. (a)	43,057

		2,330,520

	Electrical Equipment - 0.24%
493	A.O. Smith Corp.	28,540
344	Acuity Brands, Inc. (a)	15,219
1,896	General Cable Corp. (b)	51,419
372	Hubbell, Inc.	18,879
805	Thomas & Betts Corp. (a)(b)	33,021

		147,078

	Electronic Equipment & Instruments - 1.61%
1,081	Anixter International, Inc. (b)	58,363
5,665	Arrow Electronics, Inc. (b)	151,425
5,276	Avnet, Inc. (b)	142,505
2,721	Benchmark Electronics, Inc. (b)	44,624
7,976	Ingram Micro, Inc. (b)	134,475
5,348	Insight Enterprises, Inc. (b)	83,643
3,820	Jabil Circuit, Inc.	55,046
1,673	Synnex Corp. (b)	47,078
4,137	Tech Data Corp. (b)	166,721
8,665	Vishay Intertechnology, Inc. (b)	83,877
570	Vishay Precision Group, Inc. (b)	8,898

		976,655

Number of Shares		Value

	Energy Equipment & Services - 0.47%
2,576	Exterran Holdings, Inc. (a)(b)	$58,501
4,816	Helix Energy Solutions Group,
	Inc. (b)	53,650
1,917	Key Energy Services, Inc. (b)	18,231
2,853	Nabors Industries Ltd. (b)	51,525
209	Oil States International, Inc. (a)(b)	9,729
416	Patterson-UTI Energy, Inc.	7,105
436	Schlumberger Ltd.	26,862
461	Seacor Holdings, Inc. (a)(b)	39,259
226	Superior Energy Services, Inc. (b)	6,032
344	Unit Corp. (b)	12,828

		283,722

	Food & Staples Retailing - 6.31%
1,831	BJ’s Wholesale Club, Inc. (b)	75,987
15,935	Kroger Co.	345,151
1,103	Nash-Finch Co.	46,922
67,271	Rite Aid Corp. (a)(b)	63,437
717	Ruddick Corp.	24,866
12,855	Safeway, Inc.	272,012
17,572	SUPERVALU, Inc. (a)	202,605
8,723	SYSCO Corp. (a)	248,780
12,525	The Great Atlantic & Pacific Tea
	Co. (a)(b)	49,599
45,622	Wal-Mart Stores, Inc.	2,441,688
217	Weis Markets, Inc.	8,491
9,677	Winn Dixie Stores, Inc. (a)(b)	68,997

		3,848,535

	Food Products - 3.06%
13,068	Archer Daniels Midland Co.	417,131
2,644	Bunge Limited (a)	156,419
3,592	Chiquita Brands International,
	Inc. (a)(b)	47,558
6,917	Conagra Foods, Inc.	151,759
815	Corn Products International, Inc.	30,563
21,365	Dean Foods Co. (b)	218,137
1,727	Del Monte Foods Co.	22,641
367	Fresh Del Monte Produce, Inc. (b)	7,964
18,727	Kraft Foods, Inc. (a)	577,914
7,501	Sara Lee Corp.	100,738
2,266	Smithfield Foods, Inc. (b)	38,137
5,834	Tyson Foods, Inc.	93,461

		1,862,422

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Gas Utilities - 0.67%
970	AGL Resources, Inc.	$37,209
1,683	Atmos Energy Corp.	49,228
703	New Jersey Resources Corp.	27,572
2,356	Nicor, Inc. (a)	107,951
903	Oneok, Inc.	40,671
851	Piedmont Natural Gas, Inc. (a)	24,679
935	Southwest Gas Corp.	31,407
1,880	UGI Corp.	53,787
993	WGL Holdings, Inc.	37,516

		410,020

	Health Care Equipment & Supplies - 0.23%
3,724	CareFusion Corp. (b)	92,504
1,100	Hill-Rom Holdings, Inc.	39,479
97	Teleflex, Inc. (a)	5,508

		137,491

	Health Care Providers & Services - 2.49%
1,344	Amerigroup Corp. (b)	57,080
6,757	Cardinal Health, Inc.	223,251
1,566	Community Health Systems, Inc. (b)	48,499
6,039	Coventry Health Care, Inc. (b)	130,020
719	Davita, Inc. (b)	49,633
3,255	Health Management Associates,
	Inc. (a)(b)	24,933
3,350	Health Net, Inc. (b)	91,087
3,751	Humana, Inc. (b)	188,450
6,242	Kindred Healthcare, Inc. (b)	81,271
488	Lifepoint Hospitals, Inc. (b)	17,109
772	Lincare Holdings, Inc.	19,369
6,448	Tenet Healthcare Corp. (b)	30,435
4,075	Universal American Corp.	60,106
1,003	Wellcare Health Plans, Inc. (a)(b)	29,047
8,332	Wellpoint, Inc. (b)	471,924

		1,522,214

	Hotels, Restaurants & Leisure - 1.35%
12,909	AFC Enterprises, Inc. (b)	160,073
2,705	Boyd Gaming Corp. (a)(b)	19,611
2,278	Brinker International, Inc. (a)	42,963
547	Burger King Holdings, Inc.	13,062
888	Darden Restaurants, Inc.	37,989
6,576	Domino’s Pizza, Inc. (a)(b)	86,935
6,673	MGM MIRAGE (a)(b)	75,271

Number of Shares		Value

	Hotels, Restaurants & Leisure (Continued)
715	Penn National Gaming, Inc. (b)	$21,171
1,549	Royal Caribbean Cruises Ltd. (a)(b)	48,840
2,079	Starwood Hotels & Resorts
	Worldwide, Inc. (a)	109,251
2,126	Wyndham Worldwide Corp.	58,401
3,240	Yum Brands, Inc.	149,234

		822,801

	Household Durables - 1.55%
14,578	Beazer Homes USA, Inc. (a)(b)	60,207
3,381	D.R. Horton, Inc. (a)	37,597
2,600	Fortune Brands, Inc.	127,998
14,842	Hovnanian Enterprises, Inc. (a)(b)	58,329
1,242	Jarden Corp.	38,663
3,742	KB Home (a)	42,397
2,986	Leggett & Platt, Inc. (a)	67,961
2,281	Lennar Corp. (a)	35,082
221	M.D.C Holdings, Inc.	6,416
1,459	Mohawk Industries, Inc. (a)(b)	77,765
4,522	Newell Rubbermaid, Inc.	80,537
107	NVR, Inc. (a)(b)	69,286
804	Pulte Homes, Inc. (b)	7,043
2,545	Ryland Group, Inc. (a)	45,606
717	Stanley Black & Decker, Inc.	43,938
1,071	Toll Brothers, Inc. (b)	20,370
1,583	Whirlpool Corp.	128,160

		947,355

	Household Products - 0.10%
943	Clorox Co.	62,955

	Independent Power Producers &
	Energy Traders - 0.44%
5,033	Calpine Corp. (b)	62,661
1,564	Constellation Energy Group, Inc.	50,423
8,935	Dynegy, Inc. (b)	43,513
9,003	Mirant Corp. (a)(b)	89,671
5,586	RRI Energy, Inc. (a)(b)	19,830

		266,098

	Industrial Conglomerates - 2.11%
72,572	General Electric Co.	1,179,295
5,307	Textron, Inc. (a)	109,112

		1,288,407

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Insurance - 6.45%
6,030	Allstate Corp.	$190,247
2,577	American Financial Group, Inc.	78,805
3,199	American International Group,
	Inc. (a)(b)	125,081
1,199	American National Insurance
	Company	91,088
1,781	Arch Capital Group Ltd. (b)	149,248
2,786	Assurant, Inc.	113,390
5,655	Chubb Corp. (a)	322,277
3,841	Cincinnati Financial Corp.	110,813
14,044	CNO Financial Group, Inc. (a)(b)	77,804
1,373	Endurance Specialty Holdings Ltd.	54,645
5,215	Fidelity National Financial, Inc.	81,928
6,849	First American Corp. (a)	102,324
2,023	Hartford Financial Services Group,
	Inc. (a)	46,428
4,475	Lincoln National Corp. (a)	107,042
6,742	Loews Corp. (a)	255,522
8,299	Metlife, Inc.	319,097
1,604	Old Republic International Corp. (a)	22,215
690	OneBeacon Insurance Group, Ltd.	9,860
3,867	Principal Financial Group, Inc.	100,233
4,417	Progressive Corp.	92,183
1,861	Protective Life Corp.	40,495
4,924	Prudential Financial, Inc.	266,782
2,878	Selective Insurance Group, Inc.	46,883
1,069	StanCorp Financial Group, Inc.	40,622
6,030	The Phoenix Companies, Inc. (b)	12,663
1,414	Torchmark Corp. (a)	75,140
9,224	Travelers Companies, Inc.	480,569
1,968	Unitrin, Inc.	48,000
9,795	Unum Group (a)	216,959
2,781	W.R. Berkley Corp. (a)	75,282
8,292	XL Group Plc (a)	179,605

		3,933,230

	Internet Software & Services - 0.02%
562	IAC/InterActiveCorp (b)	14,764

	IT Services - 0.46%
513	CACI International, Inc. (b)	23,218
4,176	Computer Sciences Corp.	192,096
2,154	Convergys Corp. (b)	22,509

Number of Shares		Value

	IT Services (Continued)
620	DST Systems, Inc.	$27,801
943	The Western Union Co.	16,663

		282,287

	Leisure Equipment & Products - 0.21%
3,678	Brunswick Corp. (a)	55,979
9,669	Eastman Kodak Co. (a)(b)	40,610
463	Polaris Industries, Inc. (a)	30,141

		126,730

	Machinery - 2.56%
2,915	AGCO Corp. (a)(b)	113,714
2,519	Briggs & Stratton Corp.	47,886
3,191	Caterpillar, Inc. (a)	251,069
1,083	Crane Co.	41,089
2,142	Deere & Co. (a)	149,469
1,977	Eaton Corp.	163,083
186	Gardner Denver, Inc.	9,984
1,671	Harsco Corp.	41,073
998	Kennametal, Inc.	30,868
194	Manitowoc, Inc. (a)	2,349
2,123	Mueller Industries, Inc. (a)	56,238
3,905	Mueller Water Products, Inc. - Class A	11,793
450	NACCO Industries, Inc.	39,326
850	Navistar International Corp. (a)(b)	37,094
3,802	Paccar, Inc. (a)	183,066
1,691	Parker Hannifin Corp.	118,471
600	Snap On, Inc. (a)	27,906
1,215	SPX Corp.	76,885
1,476	Terex Corp. (b)	33,830
2,612	Timken Co.	100,196
860	Trinity Industries, Inc. (a)	19,152

		1,554,541

	Marine - 0.03%
551	Alexander & Baldwin, Inc.	19,197

	Media - 4.36%
6,894	Belo Corp. (b)	42,743
737	Cablevision Systems Corp.	19,302
17,393	CBS Corp. (a)	275,854
1,230	Cinemark Holdings, Inc.	19,803
1,008	Clear Channel Outdoor Holdings,
	Inc. (b)	11,521
4,723	Dish Network Corp.	90,493

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Media (Continued)
9,577	Gannett Co., Inc. (a)	$117,127
7,448	Interpublic Group Cos., Inc. (a)(b)	74,703
3,005	Liberty Global, Inc. (a)(b)	92,584
9,351	Liberty Media Corporation -
	Interactive (b)	128,202
2,139	Live Nation, Inc. (b)	21,133
4,208	McGraw-Hill Companies, Inc.	139,116
995	Meredith Corp. (a)	33,143
3,384	New York Times Co. (b)	26,192
4,226	Omnicom Group, Inc.	166,842
6,022	Regal Entertainment Group	79,009
1,068	Scholastic Corp.	29,712
6,597	The E.W. Scripps Co. (b)	51,984
104	The Washington Post Company (a)	41,539
4,817	Time Warner Cable, Inc.	260,070
22,407	Time Warner, Inc.	686,776
5,449	Viacom, Inc.	197,199
161	Virgin Media, Inc. (a)	3,706
10,378	Warner Music Group Corp. (a)(b)	46,701

		2,655,454

	Metals & Mining - 0.91%
2,611	AK Steel Holding Corp.	36,058
15,576	Alcoa, Inc. (a)	188,625
1,115	Allegheny Technologies, Inc. (a)	51,792
2,929	Century Aluminum Co. (b)	38,575
3,056	Commercial Metals Co. (a)	44,281
2,335	Nucor Corp. (a)	89,197
199	Steel Dynamics, Inc.	2,808
2,012	United States Steel Corp. (a)	88,206
902	Worthington Industries, Inc. (a)	13,557

		553,099

	Multiline Retail - 2.27%
1,515	Big Lots, Inc. (b)	50,374
2,094	Dillard’s, Inc. (a)	49,502
1,651	Family Dollar Stores, Inc.	72,908
7,178	J.C. Penney Co., Inc.	195,098
7,437	Macy’s, Inc. (a)	171,720
1,942	Nordstrom, Inc. (a)	72,242
3,171	Saks, Inc. (a)(b)	27,271
4,206	Sears Holdings Corp. (a)(b)	303,421
8,257	Target Corp.	441,254

		1,383,790

Number of Shares		Value

	Multi-Utilities - 4.48%
1,939	Alliant Energy Corp.	$70,483
9,794	Ameren Corp.	278,150
1,025	Avista Corp.	21,402
193	Black Hills Corp.	6,022
5,689	CenterPoint Energy, Inc.	89,431
5,762	CMS Energy Corp. (a)	103,831
6,653	Consolidated Edison, Inc.	320,807
4,785	Dominion Resources, Inc.	208,913
3,128	DTE Energy Co.	143,669
1,560	Integrys Energy Group, Inc. (a)	81,214
2,605	MDU Resources Group, Inc.	51,970
5,413	NiSource, Inc.	94,186
733	Northwestern Corp. (a)	20,891
2,477	NRG Energy, Inc. (a)(b)	51,571
1,338	NSTAR (a)	52,650
1,082	OGE Energy Corp.	43,139
5,920	PG&E Corp.	268,886
7,252	Public Services Enterprise Group, Inc.	239,896
1,623	SCANA Corp.	65,439
3,708	Sempra Energy	199,490
3,115	Teco Energy, Inc.	53,952
1,301	Vectren Corp.	33,657
1,182	Wisconsin Energy Corp.	68,320
7,070	Xcel Energy, Inc.	162,398

		2,730,367

	Office Electronics - 0.18%
10,350	Xerox Corp. (a)	107,123

	Oil & Gas - 16.89%
75	Alon USA Energy, Inc. (a)	405
31,010	Chevron Corp. (a)	2,513,360
19,933	ConocoPhillips	1,144,751
4,223	Crosstex Energy, Inc. (b)	33,362
6,003	CVR Energy, Inc. (b)	49,525
3,451	Delek US Holdings, Inc. (a)	24,709
1,271	El Paso Corp.	15,735
70,503	Exxon Mobil Corp.	4,356,379
924	Forest Oil Corp. (b)	27,443
1,056	Frontier Oil Corp.	14,150
690	Frontline Ltd. (a)	19,617
5,704	General Maritime Corp.	28,007
8,132	Hess Corp.	480,764
606	Holly Corp.	17,423
13,146	Marathon Oil Corp.	435,133

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Oil & Gas (Continued)
363	Mariner Energy, Inc. (a)(b)	$8,795
2,808	Murphy Oil Corp.	173,871
824	Overseas Shipholding Group, Inc. (a)	28,280
30	Ship Finance International Ltd. (a)	583
258	Southern Union Co.	6,207
4,775	Sunoco, Inc.	174,288
1,182	Teekay Corporation (a)	31,595
8,116	Tesoro Corp.	108,430
8,987	USEC, Inc. (a)(b)	46,643
16,762	Valero Energy Corp.	293,503
5,117	W & T Offshore, Inc. (a)	54,240
11,994	Western Refining, Inc. (a)(b)	62,849
7,562	Williams Companies, Inc.	144,510

		10,294,557

	Paper & Forest Products - 0.71%
2,172	Domtar Corp.	140,268
6,608	International Paper Co.	143,724
2,460	Louisiana-Pacific Corp. (b)	18,622
1,539	MeadWestvaco Corp.	37,521
5,783	Weyerhaeuser Co. (a)	91,140

		431,275

	Pharmaceuticals - 0.02%
1,041	King Pharmaceuticals, Inc. (b)	10,368

	Professional Services - 0.42%
3,126	Kelly Services, Inc. (b)	36,668
4,168	Manpower, Inc.	217,570

		254,238

	Real Estate - 0.04%
1,308	CB Richard Ellis Group, Inc. (b)	23,910

	Road & Rail - 1.13%
1,634	AMERCO (b)	129,870
11,597	Avis Budget Group (a)(b)	135,105
1,169	Con-Way, Inc.	36,227
366	Dollar Thrifty Automotive Group,
	Inc. (b)	18,351
6,967	Hertz Global Holdings, Inc. (a)(b)	73,781
1,516	Ryder Systems, Inc. (a)	64,839
3,184	Werner Enterprises, Inc. (a)	65,240
672,295	YRC Worldwide, Inc. (a)(b)	168,075

		691,488

Number of Shares		Value

	Semiconductor & Semiconductor
	Equipment - 0.19%
1,785	Advanced Micro Devices, Inc. (a)(b)	$12,691
8,836	Amkor Technology, Inc. (b)	58,053
1,993	Fairchild Semiconductor
	International (b)	18,734
1,231	Micron Technology, Inc. (a)(b)	8,876
631	Novellus Systems, Inc. (a)(b)	16,772

		115,126

	Specialty Retail - 4.55%
575	Abercrombie & Fitch Co. (a)	22,609
3,380	Asbury Automotive Group, Inc. (b)	47,557
5,985	AutoNation, Inc. (a)(b)	139,151
314	AutoZone, Inc. (a)(b)	71,878
5,675	Barnes & Noble, Inc. (a)	91,992
4,514	Best Buy Co., Inc. (a)	184,307
52,980	Borders Group, Inc. (a)(b)	63,046
2,405	Collective Brands, Inc. (a)(b)	38,817
6,116	Foot Locker, Inc.	88,865
1,803	Group 1 Automotive, Inc. (a)(b)	53,874
22,209	Home Depot, Inc.	703,581
5,563	Limited Brands, Inc.	148,977
23,673	Lowe’s Companies, Inc.	527,671
930	Mens Wearhouse, Inc. (a)	22,125
11,294	Office Depot, Inc. (b)	51,952
4,262	OfficeMax, Inc. (a)(b)	55,790
5,326	Penske Automotive Group, Inc. (a)(b)	70,303
2,416	Radioshack Corp. (a)	51,533
2,561	Rent-A-Center, Inc. (b)	57,315
2,185	Signet Jewelers Limited (a)(b)	69,352
5,079	Sonic Automotive, Inc. (b)	49,927
4,355	The Pantry, Inc. (b)	104,999
1,947	Williams Sonoma, Inc. (a)	61,720

		2,777,341

	Textiles, Apparel & Luxury Goods - 0.21%
1,113	Hanesbrands, Inc. (b)	28,782
2,943	Jones Apparel Group, Inc.	57,800
6,383	Liz Claiborne, Inc. (a)(b)	38,809

		125,391

	Thrifts & Mortgage Finance - 0.05%
958	Astoria Financial Corp. (a)	13,058
1,705	MGIC Investment Corp. (a)(b)	15,737

		28,795

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Tobacco - 1.22%
29,525	Altria Group, Inc.	$709,191
789	Universal Corp. (a)	31,631

		740,822

	Trading Companies & Distributors - 0.54%
18,249	BlueLinx Holdings, Inc. (b)	72,814
690	GATX Corp.	20,231
1,938	RSC Holdings, Inc. (a)(b)	14,457
9,972	United Rentals, Inc. (a)(b)	147,984
1,835	Wesco International, Inc. (a)(b)	72,097

		327,583

	Water Utilities - 0.10%
2,615	American Water Works Co., Inc.	60,851

	Wireless Telecommunication Services - 0.50%
8	Leap Wireless International,
	Inc. (a)(b)	99
3,654	MetroPCS Communications,
	Inc. (a)(b)	38,221
24,727	Sprint Nextel Corp. (b)	114,486
2,705	Telephone & Data Systems, Inc.	88,724
1,338	United States Cellular Corp. (b)	61,508

		303,038

	Total Common Stocks
	(Cost $47,603,244)	56,631,386

	REAL ESTATE INVESTMENT TRUSTS - 0.23%
	Real Estate Investment Trusts - 0.23%
216	Apartment Investment &
	Management Co.	4,618
424	Ashford Hospitality Trust, Inc. (b)	3,837
30	CBL & Associates Properties,
	Inc. (a)	392
101	Colonial Properties Trust	1,635
940	Developers Diversified Realty Corp.	10,547
4,419	Felcor Lodging Trust, Inc. (b)	20,327
7,027	iStar Financial, Inc. (a)(b)	21,503
8,470	NorthStar Realty Finance Corp.	31,678
156	Pennsylvania Real Estate Investment
	Trust (a)	1,850
1,341	ProLogis (a)	15,797
15,835	RAIT Financial Trust (a)(b)	26,128
417	Sunstone Hotel Investors, Inc. (b)	3,782

	Total Real Estate Investment Trusts
	(Cost $120,143)	142,094

Number of Shares		Value

	SHORT TERM INVESTMENTS - 6.25%
	Money Market Funds - 6.25%
3,809,410	Federated Prime Obligations Fund
	Effective Yield, 0.21%	$3,809,410

	Total Short Term Investments
	(Cost $3,809,410)	3,809,410

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 28.12%
	Money Market Funds - 28.12%
17,135,181	Mount Vernon Prime Portfolio
	Effective Yield, 0.30%	17,135,181

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $17,135,181)	17,135,181

	Total Investments
	(Cost $68,667,978) - 127.52%	77,718,071

	Liabilities in Excess of
	Other Assets - (27.52)%	(16,772,155)

	TOTAL NET
	ASSETS - 100.00%	$60,945,916

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing.

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

S&P 500 Index Mini Futures	70	$3,978,450	Dec-10	$138,684

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS - 91.64%
	Aerospace & Defense - 0.78%
472	AeroVironment, Inc. (a)(b)	$10,502
181	American Science & Engineering, Inc.	13,331
678	Cubic Corp.	27,662
1,567	Curtiss Wright Corp.	47,479
588	Ducommun, Inc.	12,807
219	TransDigm Group, Inc.	13,589
125	Triumph Group, Inc.	9,324

		134,694

	Airlines - 0.51%
276	Allegiant Travel Co. (a)	11,680
1,032	Copa Holdings, SA	55,635
3,428	Hawaiian Holdings, Inc. (a)(b)	20,534

		87,849

	Beverages - 0.32%
456	Central European District Corp. (b)	10,178
979	Hansen Natural Corp. (b)	45,641

		55,819

	Biotechnology - 0.12%
839	Alkermes, Inc. (a)(b)	12,291
354	Cubist Pharmaceuticals, Inc. (b)	8,280

		20,571

	Building Products - 0.67%
537	Ameron International, Inc.	36,495
1,525	Simpson Manufacturing Co, Inc. (a)	39,315
1,354	Universal Forest Products, Inc.	39,604

		115,414

	Capital Markets - 2.61%
986	BGC Partners, Inc. (a)	5,886
4,767	Calamos Asset Management, Inc. (a)	54,822
1,392	Cohen & Steers, Inc. (a)	30,206
853	Epoch Holding Corp.	10,987
21	Fifth Street Finance Corp.	234
1,013	Gamco Investors, Inc.	39,031
365	Greenhill & Co, Inc. (a)	28,952
702	Hercules Technology Growth
	Capital, Inc.	7,097
3,415	Investment Technology Group (b)	48,561
539	KBW, Inc. (b)	13,798
1,592	Knight Capital Group, Inc. (a)(b)	19,725
891	Kohlberg Capital Corp.	5,961

Number of Shares		Value

	Capital Markets (Continued)
1,527	Lazard Ltd.	$53,568
1,144	Main Street Capital Corp. (a)	18,178
778	optionsXpress Holdings, Inc. (b)	11,950
510	Piper Jaffray Cos. (a)(b)	14,856
486	Stifel Financial Corp. (a)(b)	22,497
1,449	TradeStation Group, Inc. (b)	9,534
387	Triangle Capital Corp. (a)	6,184
1,423	U.S. Global Investors, Inc.	8,993
1,379	Waddell & Reed Financial, Inc. (a)	37,729

		448,749

	Chemicals - 1.43%
1,009	Calgon Carbon Corp. (a)(b)	14,631
51	Hawkins, Inc.	1,806
3,070	Innospec, Inc. (b)	46,756
1,845	Koppers Holdings, Inc.	49,575
1,089	Minerals Technologies, Inc.	64,163
285	NewMarket Corp.	32,399
2,866	Omnova Solutions, Inc. (b)	20,607
835	Zep, Inc.	14,562

		244,499

	Commercial Banks - 8.11%
1,126	American National Bankshares,
	Inc. (a)	24,704
735	Ames National Corp. (a)	14,656
563	Arrow Financial Corp.	14,120
1,061	BancFirst Corp.	42,928
3,353	Banco Latinoamericano de
	Exportaciones, SA	48,452
1,112	Bancorp, Inc. (b)	7,439
241	Bank of the Ozarks, Inc. (a)	8,939
438	Bridge Bancorp, Inc. (a)	10,946
593	Bryn Mawr Bank Corp. (a)	10,211
377	Camden National Corp.	13,063
2,619	Center Bancorp, Inc.	20,009
827	Chicopee Bancorp, Inc. (b)	9,337
678	Citizens Holding Co.	12,916
955	City Holding Co. (a)	29,290
931	CNB Financial Corp.	12,801
1,048	Columbia Banking System, Inc. (a)	20,593
966	Community Trust Bancorp, Inc.	26,169
6,291	CVB Financial Corp. (a)	47,245
1,721	First Bancorp (a)	23,440

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
755	First Bancorp, Inc. (a)	$10,442
2,291	First Financial Bancorp	38,214
141	First Financial Bankshares	6,626
1,006	First Financial Corp.	29,677
680	First Long Island Corp. (a)	16,986
2,089	Glacier Bancorp, Inc.	30,499
895	Great Southern Bancorp, Inc.	19,484
1,293	Hancock Holding Co. (a)	38,881
312	Heritage Financial Corp. (a)(b)	4,368
273	Home Bancshares, Inc.	5,547
366	Iberiabank Corp. (a)	18,293
945	Independent Bank Corp. (a)	21,281
1,497	Investors Bancorp, Inc. (b)	17,724
683	Lakeland Financial Corp.	12,745
2,010	MB Financial, Inc.	32,602
440	National Bankshares, Inc. (a)	11,352
1,590	NBT Bancorp, Inc.	35,091
541	Norwood Financial Corp.	15,262
989	Pacific Continental Corp.	8,950
2,418	PacWest Bancorp	46,087
357	Penns Woods Bancorp, Inc.	11,799
893	Peoples Financial Corp.	12,413
1,710	Pinnacle Financial Partners,
	Inc. (a)(b)	15,715
1,504	PrivateBancorp, Inc. (a)	17,131
1,171	Prosperity Bancshares, Inc.	38,022
940	Republic Bancorp, Inc. (a)	19,862
502	S.Y. Bancorp, Inc. (a)	12,460
951	SCBT Financial Corp. (a)	29,662
1,745	Shore Bancshares, Inc.	16,578
504	Signature Bank (b)	19,575
886	Simmons 1st National Corp.	25,047
593	Southside Bancshares, Inc.	11,202
1,425	StellarOne Corp.	18,126
5,898	Sterling Bancshares, Inc. (a)	31,672
1,065	Suffolk Bancorp (a)	26,966
1,298	SVB Financial Group (b)	54,932
508	Texas Capital Bancshares, Inc. (a)(b)	8,773
677	Tompkins Financial Corp. (a)	26,850
1,071	TowneBank (a)	16,022
712	UMB Financial Corp.	25,283
4,209	Umpqua Holdings Corp. (a)	47,730
1,572	United Security Bancshares, Inc.	13,676

Number of Shares		Value

	Commercial Banks (Continued)
871	Univest Corp. of PA	$15,208
491	WestAmerica Bancorporation (a)	26,755
2,432	Western Alliance Bancorp (a)(b)	16,294
679	Wintrust Financial Corp.	22,006

		1,397,128

	Commercial Services & Supplies - 2.98%
1,638	APAC Customer Services, Inc. (a)(b)	9,271
879	Clean Harbors, Inc. (a)(b)	59,552
1,160	Copart, Inc. (b)	38,245
1,251	G & K Services, Inc.	28,598
873	Healthcare Services Group, Inc.	19,896
4,623	Knoll, Inc.	71,703
459	McGrath RentCorp	10,993
2,909	Miller Herman, Inc.	57,249
1,587	Rollins, Inc.	37,104
857	Standard Parking Corp. (b)	14,655
455	Stericycle, Inc. (b)	31,613
2,712	Sykes Enterprises, Inc. (b)	36,829
1,889	Tetra Tech, Inc. (b)	39,612
476	The Geo Group, Inc. (b)	11,115
1,456	US Ecology, Inc.	23,296
576	Waste Connections, Inc. (a)(b)	22,844

		512,575

	Communications Equipment - 2.98%
959	ADTRAN, Inc.	33,853
5,360	Arris Group, Inc. (a)(b)	52,367
1,902	Bel Fuse, Inc.	39,600
7,892	Brocade Communications Systems,
	Inc. (a)(b)	46,089
1,061	Ciena Corp. (a)(b)	16,520
1,411	Comtech Telecommunications
	Corp. (b)	38,591
3,504	Emulex Corp. (b)	36,582
383	F5 Networks, Inc. (a)(b)	39,759
649	InterDigital, Inc. (a)(b)	19,217
1,216	Ixia (b)	15,078
990	JDS Uniphase Corp. (b)	12,266
317	Loral Space & Communications
	Ltd. (b)	16,547
873	Plantronics, Inc.	29,490
1,045	Polycom, Inc. (b)	28,508
915	Seachange International, Inc. (b)	6,780
2,659	Sonus Networks, Inc. (b)	9,386

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Communications Equipment (Continued)
702	Sycamore Networks, Inc.	$22,752
2,285	Tekelec (b)	29,614
502	ViaSat, Inc. (b)	20,637

		513,636

	Computers & Peripherals - 0.50%
533	Netezza Corp. (b)	14,364
3,259	QLogic Corp. (b)	57,489
499	Synaptics, Inc. (a)(b)	14,042

		85,895

	Construction & Engineering - 0.34%
2,782	Great Lakes Dredge & Dock Corp.	16,163
480	Insituform Technologies, Inc. (b)	11,606
2,727	Primoris Services Corp.	17,835
458	Texas Industries, Inc. (a)	14,436

		60,040

	Construction Materials - 0.26%
1,904	Eagle Materials, Inc. (a)	45,125

	Consumer Finance - 0.12%
186	Cash America International, Inc.	6,510
221	Credit Acceptance Corp. (a)(b)	13,384

		19,894

	Containers & Packaging - 0.05%
339	AEP Industries, Inc. (b)	8,007

	Distributors - 0.10%
838	LKQ Corp. (b)	17,430

	Diversified Consumer Services - 2.56%
169	Coinstar, Inc. (a)(b)	7,265
7,184	Corinthian Colleges, Inc. (a)(b)	50,432
1,135	CPI Corp.	29,374
533	DeVry, Inc.	26,229
2,104	Hillenbrand, Inc.	45,257
913	ITT Educational Services, Inc. (a)(b)	64,157
317	Lincoln Educational Services
	Corp. (b)	4,568
572	Matthews International Corp.	20,226
416	Pre-Paid Legal Services, Inc. (a)(b)	25,996
2,239	Sotheby’s (a)	82,439
468	Steiner Leisure Ltd. (b)	17,831
288	Strayer Education, Inc. (a)	50,256
876	Universal Technical Institute, Inc.	17,126

		441,156

Number of Shares		Value

	Diversified Telecommunication Services - 0.88%
324	AboveNet, Inc. (b)	$16,877
1,884	Alaska Communications Systems
	Group, Inc. (a)	19,123
238	Atlantic Tele-Network, Inc.	11,719
1,235	Cbeyond, Inc. (a)(b)	15,845
2,451	Consolidated Communications
	Holdings, Inc.	45,761
2,241	TW Telecom, Inc. (b)	41,615

		150,940

	Electric Utilities - 0.14%
377	ITC Holdings Corp.	23,468

	Electrical Equipment - 2.96%
1,729	Belden, Inc.	45,611
1,038	Encore Wire Corp.	21,289
1,193	First Solar, Inc. (a)(b)	175,788
666	Franklin Electric Co., Inc.	22,085
2,739	Graftech International Ltd. (b)	42,811
16,038	GT Solar International, Inc. (a)(b)	134,238
388	II-VI, Inc. (b)	14,484
2,297	SunPower Corp. (a)(b)	33,077
863	Vicor Corp.	12,608
228	Woodward Governor Co.	7,392

		509,383

	Electronic Equipment & Instruments - 2.60%
1,783	Cognex Corp.	47,820
1,872	Daktronics, Inc.	18,383
963	Dolby Laboratories, Inc. (a)(b)	54,709
916	Electro Rent Corp.	12,164
1,711	Electro Scientific Industries (b)	19,009
2,009	FLIR Systems, Inc. (b)	51,631
568	Itron, Inc. (b)	34,779
1,114	L-1 Identity Solutions, Inc. (a)(b)	13,067
440	MTS Systems Corp.	13,640
720	Multi-Fineline Electronix, Inc. (b)	15,833
1,439	National Instruments Corp. (a)	46,998
801	Park Electrochemical Corp.	21,098
1,059	Rofin Sinar Technologies, Inc. (b)	26,877
1,519	Trimble Navigation Ltd. (a)(b)	53,226
525	Zebra Technologies Corp. (b)	17,661

		446,895

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Energy Equipment & Services - 1.94%
691	Atwood Oceanics, Inc. (b)	$21,041
5,393	Cal Dive International, Inc. (b)	29,500
43	Carbo Ceramics, Inc.	3,483
1,807	Dresser-Rand Group, Inc. (b)	66,660
851	Dril-Quip, Inc. (a)(b)	52,856
360	Gulfmark Offshore, Inc. (b)	11,059
563	Hornbeck Offshore Services, Inc. (b)	10,973
608	Lufkin Industries, Inc.	26,691
1,575	Oceaneering International, Inc. (b)	84,829
1,279	RPC, Inc.	27,064

		334,156

	Food & Staples Retailing - 0.54%
1,338	Andersons, Inc.	50,710
504	Arden Group, Inc.	41,580

		92,290

	Food Products - 1.28%
287	Alico, Inc. (a)	6,670
4,047	B&G Foods, Inc.	44,193
2,608	Darling International, Inc. (b)	22,220
21	Diamond Foods, Inc. (a)	861
303	Farmer Brothers Co.	4,848
300	J&J Snack Foods Corp.	12,579
1,126	Lancaster Colony Corp. (a)	53,485
964	Lance, Inc.	20,533
2,176	Tootsie Roll Industries, Inc. (a)	54,139

		219,528

	Health Care Equipment & Supplies - 3.99%
1,011	Align Technology, Inc. (a)(b)	19,795
177	Analogic Corp.	7,944
1,214	Edwards Lifesciences Corp. (a)(b)	81,399
366	Haemonetics Corporation (b)	21,422
522	IDEXX Laboratories, Inc. (a)(b)	32,218
767	Immucor, Inc. (b)	15,210
616	Intuitive Surgical, Inc. (b)	174,784
1,486	Invacare Corp. (a)	39,394
1,187	Masimo Corp. (a)	32,417
158	Meridian Bioscience, Inc. (a)	3,457
560	Orthofix International NV (b)	17,595
2,884	ResMed, Inc. (a)(b)	94,624
587	Sirona Dental Systems, Inc. (b)	21,155
327	Sonosite, Inc. (b)	10,958

Number of Shares		Value

	Health Care Equipment & Supplies (Continued)
1,286	Steris Corp.	$42,721
368	The Cooper Companies, Inc. (a)	17,009
1,039	West Pharmaceutical Services, Inc.	35,648
614	Wright Medical Group, Inc. (a)(b)	8,848
328	Zoll Medical Corp. (a)(b)	10,585

		687,183

	Health Care Providers & Services - 1.86%
268	Air Methods Corp. (b)	11,143
4,812	Alliance Healthcare Services, Inc. (b)	22,039
548	AmSurg Corp. (b)	9,579
315	Bio-Reference Labs, Inc. (b)	6,571
816	Catalyst Health Solutions, Inc. (b)	28,731
788	Chemed Corp.	44,892
225	Corvel Corp. (b)	9,551
1,125	Emdeon, Inc. (b)	13,703
971	Emergency Medical Services
	Corp. (b)	51,706
162	Landauer, Inc.	10,146
530	MEDNAX, Inc. (b)	28,249
1,772	PSS World Medical, Inc. (a)(b)	37,885
438	Psychiatric Solutions, Inc. (b)	14,695
660	The Ensign Group, Inc.	11,847
940	VCA Antech, Inc. (b)	19,825

		320,562

	Health Care Technology - 0.26%
244	Computer Programs & Systems, Inc.	10,387
941	Omnicell, Inc. (b)	12,308
215	Quality Systems, Inc. (a)	14,257
562	Vital Images, Inc. (b)	7,435

		44,387

	Hotels, Restaurants & Leisure - 2.11%
972	Bally Technologies, Inc. (b)	33,971
360	BJ’s Restaurants, Inc. (a)(b)	10,138
723	CEC Entertainment, Inc. (b)	24,821
217	Chipotle Mexican Grill, Inc. (a)(b)	37,324
473	Churchill Downs, Inc.	16,896
1,173	DineEquity, Inc. (a)(b)	52,761
1,932	International Speedway Corp.	47,141
2,400	Interval Leisure Group, Inc. (b)	32,328
272	Life Time Fitness, Inc. (a)(b)	10,736
408	Orient-Express Hotels Ltd. (a)(b)	4,549
443	Panera Bread Co. (a)(b)	39,254

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
606	Papa Johns International, Inc. (a)(b)	$15,986
1,200	Scientific Games Corp. (b)	11,640
654	WMS Industries, Inc. (a)(b)	24,898

		362,443

	Household Durables - 0.54%
2,295	M/I Homes, Inc. (b)	23,799
183	National Presto Industries, Inc.	19,484
1,577	Tempur Pedic International, Inc. (b)	48,887

		92,170

	Household Products - 0.26%
1,190	WD-40 Co.	45,244

	Industrial Conglomerates - 0.03%
147	Raven Industries, Inc.	5,570

	Insurance - 5.54%
3,109	Alterra Capital Holdings Ltd. (a)	61,931
5,157	American Equity Investment
	Life Holding	52,808
502	American Physicians Capital	20,813
1,960	Amtrust Financial Services, Inc.	28,459
1,062	Argo Group International
	Holdings, Ltd.	36,894
2,899	Assured Guaranty Ltd.	49,602
2,469	CNA Surety Corp. (b)	44,244
4,640	Delphi Financial Group, Inc.	115,955
2,994	Employers Holdings, Inc.	47,215
767	Enstar Group Ltd. (b)	55,684
1,892	First Mercury Financial Corp.	19,071
2,167	Flagstone Reinsurance Holdings SA	22,992
1,000	Greenlight Capital Re, Ltd. (b)	25,020
4,099	Maiden Holdings Ltd.	31,193
2,724	Meadowbrook Insurance Group, Inc.	24,434
1,453	Mercer Insurance Group, Inc.	25,863
1,818	National Interstate Corp.	39,578
108	National Western Life Insurance Co.	15,193
1,571	Navigators Group, Inc. (b)	70,114
1,240	ProAssurance Corp. (b)	71,412
974	RLI Corp.	55,148
582	Tower Group, Inc. (a)	13,590
5,937	Universal Insurance Holdings, Inc.	26,657

		953,870

Number of Shares		Value

	Internet & Catalog Retail - 1.36%
442	Netflix, Inc. (a)(b)	$71,675
420	Priceline.com, Inc. (b)	146,303
1,285	Stamps.com, Inc. (b)	16,705

		234,683

	Internet Software & Services - 1.82%
681	Akamai Technologies, Inc. (b)	34,173
483	DealerTrack Holdings, Inc. (b)	8,250
1,340	Dice Holdings, Inc. (b)	11,363
1,100	Digital River, Inc. (a)(b)	37,443
236	Equinix, Inc. (a)(b)	24,155
624	GSI Commerce, Inc. (b)	15,413
749	J2 Global Communications, Inc. (b)	17,819
3,121	NIC, Inc.	25,873
736	SAVVIS, Inc. (a)(b)	15,515
209	Sohu.com, Inc. (b)	12,043
2,029	ValueClick, Inc. (a)(b)	26,539
2,694	Verisign, Inc. (b)	85,507

		314,093

	IT Services - 2.37%
211	Cass Information Systems, Inc. (a)	7,239
1,102	CSG Systems International, Inc. (b)	20,089
2,328	Euronet Worldwide, Inc. (a)(b)	41,881
1,012	ExlService Holdings, Inc. (b)	19,683
3,487	Genpact Limited (b)	61,825
5,084	Global Cash Access Holdings,
	Inc. (b)	20,743
722	ManTech International Corp. (b)	28,591
359	Maximus, Inc.	22,107
1,514	Neustar, Inc. (a)(b)	37,638
1,666	Sapient Corp.	19,942
893	Syntel, Inc.	39,739
2,994	TNS, Inc. (b)	50,748
947	VeriFone Holdings, Inc. (a)(b)	29,423
785	Virtusa Corp. (b)	7,607

		407,255

	Leisure Equipment & Products - 0.40%
2,926	Pool Corporation	58,724
704	Sturm, Ruger & Company, Inc. (a)	9,603

		68,327

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Life Sciences Tools & Services - 2.22%
3,035	Affymetrix, Inc. (b)	$13,840
655	Bio-Rad Laboratories, Inc. (b)	59,284
2,449	Bruker Corp. (a)(b)	34,359
255	Dionex Corp. (b)	22,042
483	eResearchTechnology, Inc. (b)	3,613
377	Illumina, Inc. (a)(b)	18,548
982	Mettler-Toledo International, Inc. (b)	122,200
237	Techne Corp.	14,630
1,311	Waters Corp. (b)	92,793

		381,309

	Machinery - 3.51%
1,666	Actuant Corp.	38,251
892	Bucyrus International, Inc. (a)	61,860
1,581	Circor International, Inc.	49,960
341	Clarcor, Inc.	13,173
1,414	Freightcar America, Inc.	34,784
744	Gorman Rupp Co.	20,505
2,026	Graco, Inc.	64,285
1,071	Kaydon Corp. (a)	37,057
1,011	Met-Pro Corp.	10,201
960	Nordson Corp.	70,741
1,315	Robbins & Myers, Inc.	35,216
208	Sun Hydraulics Corp.	5,864
761	Titan International Inc.	10,327
1,229	Toro Co.	69,106
274	Valmont Industries, Inc.	19,838
348	Wabtec Corp. (a)	16,631
1,334	Watts Water Technologies, Inc.	45,423

		603,222

	Marine - 0.50%
8,282	Eagle Bulk Shipping, Inc. (a)(b)	43,232
1,061	Kirby Corp. (b)	42,504

		85,736

	Media - 2.09%
564	Central European Media Enterprises
	Ltd. (a)(b)	14,072
2,414	CKX, Inc. (b)	11,829
1,286	CTC Media, Inc. (b)	28,215
1,191	DreamWorks Animation SKG, Inc. (a)(b)	38,005
487	Global Sources Ltd. (a)(b)	3,677
1,929	John Wiley & Sons, Inc.	78,818

Number of Shares		Value

	Media (Continued)
230	Liberty Media Corporation -
	Capital (b)	$11,974
337	Morningstar, Inc. (b)	15,017
1,324	National CineMedia, Inc. (a)	23,700
3,510	Playboy Enterprises, Inc. (a)(b)	18,041
1,377	Valassis Communications, Inc. (b)	46,667
605	Value Line, Inc. (a)	8,391
4,365	World Wrestling Entertainment, Inc. (a)	60,716

		359,122

	Metals & Mining - 0.94%
1,957	Carpenter Technology Corp.	65,970
440	Coeur D’Alene Mines Corp. (a)(b)	8,765
556	Compass Minerals International, Inc. (a)	42,601
388	RTI International Metals, Inc. (a)(b)	11,881
401	Walter Energy, Inc. (a)	32,597

		161,814

	Multiline Retail - 0.30%
4,390	Freds, Inc.	51,802

	Oil & Gas - 2.92%
1,985	Alpha Natural Resources, Inc. (b)	81,682
1,097	ATP Oil & Gas Corp. (a)(b)	14,974
609	Barrett Bill Corp. (b)	21,924
605	Berry Petroleum Co. (a)	19,197
2,478	Comstock Resources, Inc. (b)	55,729
324	Concho Resources, Inc. (a)(b)	21,439
305	Contango Oil & Gas Company (b)	15,299
1,240	Golar LNG Ltd.	15,525
1,431	Gulfport Energy Corp. (b)	19,805
1,856	Harvest Natural Resources, Inc. (a)(b)	19,340
539	James River Coal Co. (a)(b)	9,449
2,751	McMoRan Exploration Co. (a)(b)	47,345
349	Penn Virginia Corp.	5,598
3,826	PetroQuest Energy, Inc. (a)(b)	23,300
2,036	Quicksilver Resources, Inc. (b)	25,654
463	Rosetta Resources, Inc. (a)(b)	10,876
959	Sandridge Energy, Inc. (b)	5,447
1,603	Swift Energy Co. (a)(b)	45,012
4,201	Vaalco Energy, Inc. (b)	24,114
5,374	Warren Resources, Inc. (a)(b)	21,335

		503,044

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Paper & Forest Products - 0.12%
360	Schweitzer-Mauduit International, Inc. (a)	$20,992

	Personal Products - 1.72%
938	Inter Parfums, Inc.	16,499
3,066	Mead Johnson Nutrition Co.	174,487
3,236	Nu Skin Enterprises, Inc.	93,197
315	Usana Health Sciences, Inc. (b)	12,713

		296,896

	Pharmaceuticals - 0.08%
482	Medicis Pharmaceutical Corp.	14,291
1	Valeant Pharmaceuticals Intl. (a)	25

		14,316

	Professional Services - 1.68%
2,063	Corporate Executive Board Co.	65,108
116	CoStar Group, Inc. (a)(b)	5,650
292	Exponent, Inc. (b)	9,808
807	FTI Consulting, Inc. (b)	27,995
466	IHS, Inc. (b)	31,688
4,780	Monster Worldwide, Inc. (a)(b)	61,949
96	The Advisory Board Co. (b)	4,238
1,586	Towers Watson & Co. (a)	78,000
136	VSE Corp.	4,797

		289,233

	Real Estate - 0.21%
1,617	Hilltop Holdings, Inc. (b)	15,491
803	The St. Joe Co. (a)(b)	19,970

		35,461

	Road & Rail - 0.77%
3,631	Heartland Express, Inc.	53,993
963	Knight Transportation, Inc.	18,615
1,530	Landstar Systems, Inc. (a)	59,088

		131,696

	Semiconductor & Semiconductor
	Equipment - 4.03%
186	Actel Corp. (b)	2,967
512	Advanced Energy Industries, Inc. (b)	6,687
930	Atheros Communications, Inc. (b)	24,506
8,168	Atmel Corp. (a)(b)	65,017
455	ATMI, Inc. (b)	6,761
678	Cabot Microelectronics Corp. (b)	21,818
362	Cree, Inc. (a)(b)	19,653

Number of Shares		Value

	Semiconductor & Semiconductor
	Equipment (Continued)
949	Cymer, Inc. (a)(b)	$35,189
1,754	Cypress Semiconductor Corp. (a)(b)	22,065
768	FEI Co. (b)	15,030
2,983	FormFactor, Inc. (b)	25,654
1,885	Hittite Microwave Corp. (a)(b)	89,819
7,154	Integrated Device Technology, Inc. (b)	41,851
1,580	IXYS Corp. (b)	15,089
879	Lattice Semiconductor Corp. (b)	4,175
2,703	Micrel, Inc. (a)	26,652
908	Microsemi Corp. (b)	15,572
1,663	MKS Instrument, Inc. (a)(b)	29,901
590	Omnivision Technologies, Inc. (a)(b)	13,594
3,685	ON Semiconductor Corp. (a)(b)	26,569
2,225	PMC-Sierra, Inc. (a)(b)	16,376
406	Power Integrations, Inc.	12,907
1,088	RF Micro Devices, Inc. (b)	6,680
548	Semtech Corp. (b)	11,064
678	Sigma Designs, Inc. (a)(b)	7,790
779	Silicon Laboratories, Inc. (b)	28,550
1,510	Skyworks Solutions, Inc. (a)(b)	31,227
355	Standard Microsystems Corp. (b)	8,098
2,446	Teradyne, Inc. (a)(b)	27,248
960	Varian Semiconductor Equipment (b)	27,629
226	Veeco Instruments, Inc. (a)(b)	7,881

		694,019

	Software - 5.40%
952	ACI Worldwide, Inc. (b)	21,315
3,448	American Software, Inc.	20,343
620	ANSYS, Inc. (b)	26,195
604	Ariba, Inc. (b)	11,416
619	Blackbaud, Inc.	14,881
2,518	Cadence Design System, Inc. (a)(b)	19,212
410	CommVault Systems, Inc. (b)	10,672
5,735	Compuware Corp. (b)	48,920
339	Factset Research Systems, Inc.	27,503
559	Fair Isaac Corp. (a)	13,785
733	Informatica Corp. (b)	28,155
1,733	Jack Henry & Associates, Inc.	44,192
563	JDA Software Group, Inc. (b)	14,278
784	Kenexa Corp. (a)(b)	13,736
4,277	Lawson Software, Inc. (b)	36,226

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Software (Continued)
177	Manhattan Associates, Inc. (b)	$5,195
1,391	MICROS Systems, Inc. (b)	58,881
247	MicroStrategy, Inc. (b)	21,393
1,330	Net 1 UEPS Technologies, Inc. (b)	15,375
5,411	Novell, Inc. (b)	32,304
1,774	Nuance Communications, Inc. (a)(b)	27,745
2,893	Parametric Technology Corp. (b)	56,529
1,024	Progress Software Corp. (b)	33,894
747	Quest Software, Inc. (b)	18,369
2,273	Red Hat, Inc. (b)	93,193
2,072	S1 Corporation (b)	10,795
1,094	Salesforce.com, Inc. (a)(b)	122,309
654	Solera Holdings, Inc.	28,881
3,003	TIBCO Software, Inc. (b)	53,273

		928,965

	Specialty Retail - 3.14%
2,752	Aeropostale (b)	63,984
5,276	Chico’s FAS, Inc. (a)	55,504
602	Citi Trends, Inc. (b)	14,574
938	Gymboree Corp. (a)(b)	38,965
975	hhgregg, Inc. (b)	24,141
1,877	Hibbett Sports, Inc. (a)(b)	46,831
1,380	J.Crew Group, Inc. (a)(b)	46,396
532	Jos. A. Bank Clothiers, Inc. (a)(b)	22,669
207	Kirklands, Inc. (a)(b)	2,869
615	Lumber Liquidators Holdings, Inc. (a)(b)	15,111
1,991	Midas Group, Inc. (b)	15,152
198	Monro Muffler Brake, Inc. (a)	9,130
3,280	The Buckle, Inc. (a)	87,050
830	The Finish Line, Inc.	11,545
1,460	Ulta Salon, Cosmetics & Fragrance, Inc. (b)	42,632
1,176	Urban Outfitters, Inc. (b)	36,973
378	Zumiez, Inc. (a)(b)	7,998

		541,524

	Textiles, Apparel & Luxury Goods - 2.33%
1,623	Carter, Inc. (b)	42,734
888	Cherokee, Inc.	16,197
488	Columbia Sportswear Co. (a)	28,519
1,087	Crocs, Inc. (a)(b)	14,142
42	Deckers Outdoor Corp. (b)	2,098
1,276	Fossil, Inc. (a)(b)	68,636

Number of Shares		Value

	Textiles, Apparel & Luxury Goods (Continued)
639	Steven Madden Ltd. (b)	$26,237
786	Under Armour, Inc. (a)(b)	35,401
860	UniFirst Corp.	37,969
592	Volcom, Inc. (a)(b)	11,319
1,634	Warnaco Group, Inc. (b)	83,547
337	Weyco Group, Inc.	8,162
901	Wolverine World Wide, Inc.	26,138

		401,099

	Thrifts & Mortgage Finance - 2.41%
980	Abington Bancorp, Inc.	10,329
1,326	Bank Mutual Corp.	6,882
1,717	BankFinancial Corp. (a)	15,745
1,157	Beneficial Mutual Bancorp, Inc. (b)	10,378
699	Berkshire Hills Bancorp, Inc.	13,253
3,784	Brookline Bancorp, Inc.	37,764
2,023	Capitol Federal Financial (a)	49,969
1,891	Flushing Financial Corp.	21,860
518	Home Federal Bancorp, Inc.	6,304
759	Kearny Financial Corp.	6,702
2,574	NewAlliance Bancshares, Inc.	32,484
3,262	Northwest Bancshares, Inc.	36,502
1,138	Ocwen Financial Corp. (a)(b)	11,539
2,380	Provident New York Bancorp	19,968
3,255	Radian Group, Inc.	25,454
1,243	Rockville Financial, Inc. (a)	14,282
14,113	TrustCo Bank Corp.	78,469
448	United Financial Bancorp, Inc.	6,052
1,455	Westfield Financial, Inc.	11,349

		415,285

	Tobacco - 0.56%
5,134	Vector Group Ltd. (a)	96,006

	Trading Companies & Distributors - 0.35%
695	Textainer Group Holdings Ltd.	18,584
746	Watsco, Inc. (a)	41,538

		60,122

	Water Utilities - 0.66%
768	American States Water Co.	27,479
917	California Water Service Group	33,883
556	Connecticut Water Service, Inc.	13,316
864	Middlesex Water Co.	14,550
1,014	SJW Corp.	24,975

		114,203

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Wireless Telecommunication Services - 0.38%
2,068	NTELOS Holdings Corp.	$34,990
296	SBA Communications Corp. (a)(b)	11,929
825	Syniverse Holdings, Inc. (b)	18,703

		65,622

	Total Common Stocks (Cost $12,877,707)	15,772,416

	INVESTMENT COMPANIES - 0.48%
	Capital Markets - 0.48%
619	Gladstone Capital Corp.	6,976
3,581	MCG Capital Corp.	20,913
100	MVC Capital, Inc.	1,297
4,021	NGP Capital Resources Co. (a)	36,430
1,608	TICC Capital Corp.	16,643

	Total Investment Companies (Cost $60,046)	82,259

	REAL ESTATE INVESTMENT TRUSTS - 3.48%
	Real Estate Investment Trusts - 3.48%
124	Acadia Realty Trust	2,356
266	Agree Realty Corp.	6,717
113	American Campus Communities, Inc.	3,440
758	Anworth Mortgage Asset Corp.	5,405
958	Cedar Shopping Centers, Inc.	5,825
507	Corporate Office Properties Trust	18,916
502	Digital Realty Trust, Inc. (a)	30,973
257	EastGroup Properties, Inc.	9,607
1,422	Education Realty Trust, Inc.	10,167
515	Extra Space Storage, Inc.	8,261
195	First Potomac Realty Trust	2,925
2,271	Franklin Street Properties Corp.	28,206
814	Getty Realty Corp.	21,840
2,111	Inland Real Estate Corp.	17,542
950	Investors Real Estate Trust	7,961
1,054	Kilroy Realty Corp. (a)	34,930
535	Lasalle Hotel Properties	12,514
462	LTC Properties, Inc.	11,790
1,631	Medical Properties Trust, Inc.	16,538
536	Mid-American Apartment Communities, Inc.	31,238
1,137	National Health Investors, Inc.	50,096
943	Omega Healthcare Investors, Inc. (a)	21,170

Number of Shares		Value

	Real Estate Investment Trusts (Continued)
2,632	Potlatch Corp. (a)	$89,487
499	PS Business Parks, Inc.	28,228
330	Saul Centers, Inc.	13,844
127	Sovran Self Storage, Inc.	4,813
194	Tanger Factory Outlet Centers, Inc. (a)	9,145
777	UMH Properties, Inc.	8,345
230	Universal Health Realty Income Trust	7,914
2,021	Urstadt Biddle Properties, Inc.	36,540
2,585	U-Store-It Trust	21,585
468	Washington Real Estate Investment Trust	14,850
506	Winthrop Realty Trust	6,254

	Total Real Estate Investment Trusts (Cost $476,761)	599,422

	SHORT TERM INVESTMENTS - 3.61%
	Money Market Funds - 3.61%
622,118	Federated Prime Obligations Fund Effective Yield, 0.21%	622,118

	Total Short Term Investments (Cost $622,118)	622,118

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 31.79%
	Money Market Funds - 31.79%
5,471,154	Mount Vernon Prime Portfolio Effective Yield, 0.30%	5,471,154

	Total Investments Purchased as Securities Lending Collateral (Cost $5,471,154)	5,471,154

	Total Investments (Cost $19,507,786) - 131.00%	22,547,369

	Liabilities in Excess of Other Assets - (31.00)%	(5,335,741)

	TOTAL NET ASSETS - 100.00%	$17,211,628

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing.

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

Russell 2000 Index Mini Futures	10	$ 674,500	Dec-10	$ 40,579

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS - 93.15%
	Aerospace & Defense - 1.54%
826	AAR Corp. (a)	$15,413
686	Ceradyne, Inc. (a)	16,018
247	Esterline Technologies Corp. (a)	14,136
871	Gencorp, Inc. (a)	4,285
598	Hexcel Corp. (a)	10,638
404	Moog, Inc. (a)	14,346
1,874	Orbital Sciences Corp. (a)	28,673
468	Teledyne Technologies, Inc. (a)	18,636

		122,145

	Air Freight & Logistics - 0.89%
3,017	Air Transport Services Group, Inc. (a)	18,374
385	Atlas Air Worldwide Holdings,
	Inc. (a)	19,365
384	Dynamex, Inc. (a)	5,856
600	Hub Group, Inc. (a)	17,556
1,573	Pacer International, Inc. (a)	9,501

		70,652

	Airlines - 0.43%
3,410	AirTran Holdings, Inc. (a)(b)	25,064
1,125	Republic Airways Holdings,
	Inc. (a)(b)	9,315

		34,379

	Auto Components - 1.47%
975	American Axle & Manufacturing
	Holdings, Inc. (a)	8,795
381	Drew Industries, Inc. (a)	7,948
5,330	Exide Technologies (a)	25,530
224	Hawk Corp. (a)(b)	9,692
1,697	Modine Manufacturing Co. (a)	22,010
1,696	Spartan Motors, Inc.	7,869
1,488	Standard Motor Products, Inc.	15,669
733	Stoneridge, Inc. (a)	7,704
618	Superior Industries International, Inc.	10,679

		115,896

	Automobiles - 0.17%
1,259	Winnebago Industries, Inc. (a)	13,119

	Beverages - 0.57%
283	Coca-Cola Bottling Co. (b)	14,979
1,249	Heckmann Corp. (a)(b)	4,871
1,816	National Beverage Corp.	25,424

		45,274

Number of Shares		Value

	Biotechnology - 0.07%
70	Abraxis BioScience, Inc. (a)	$5,414

	Building Products - 1.19%
786	American Woodmark Corp. (b)	13,936
1,220	Apogee Enterprises, Inc.	11,163
4,938	Builders FirstSource, Inc. (a)(b)	11,259
1,315	Griffon Corp. (a)(b)	16,030
2,060	NCI Building Systems, Inc. (a)(b)	19,632
1,288	Quanex Building Products Corp.	22,243

		94,263

	Capital Markets - 0.71%
2,946	GFI Group, Inc.	13,669
1,008	LaBranche & Co., Inc. (a)	3,931
442	Oppenheimer Holdings, Inc.	12,354
160	PennantPark Investment Corp.	1,698
1,198	Penson Worldwide, Inc. (a)	5,954
311	Sanders Morris Harris Group (b)	1,760
2,393	SWS Group, Inc.	17,158

		56,524

	Chemicals - 4.21%
1,206	A. Schulman, Inc.	24,301
796	Arch Chemicals, Inc.	27,932
2,572	Ferro Corp. (a)	33,153
1,259	H.B. Fuller Co.	25,016
421	Innophos Holdings, Inc.	13,935
701	Landec Corp. (a)	4,353
402	LSB Industries, Inc. (a)	7,465
951	OM Group, Inc. (a)	28,644
3,059	Polyone Corp. (a)	36,983
667	Quaker Chemical Corp.	21,718
529	Sensient Technologies Corp.	16,129
1,332	Solutia, Inc. (a)	21,339
1,800	Spartech Corp. (a)	14,778
171	Stepan Co. (b)	10,108
1,659	W.R. Grace & Co. (a)	46,352

		332,206

	Commercial Banks - 6.94%
907	1st Source Corp.	15,746
115	Alliance Financial Corp. (b)	3,476
907	Ameris Bancorp (a)(b)	8,480
264	Bancorp Rhode Island, Inc.	7,374
6,426	Banner Corp.	13,880
1,718	Boston Private Financial Holdings,
	Inc. (b)	11,236

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
907	Capital City Bank Group, Inc. (b)	$11,011
1,282	Cathay General Bancorp (b)	15,243
12,535	Central Pacific Financial Corp. (a)(b)	17,925
1,032	Chemical Financial Corp.	21,300
710	Citizens & Northern Corp. (b)	9,230
947	CoBiz Financial, Inc.	5,265
746	Community Bank Systems, Inc.	17,165
425	Enterprise Financial Services Corp.	3,953
321	Financial Institutions, Inc. (b)	5,669
2,812	First Busey Corp. (b)	12,795
2,574	First Commonwealth Financial Corp.	14,028
333	First Community Bancshares, Inc.	4,296
1,209	First Merchants Corp.	9,225
2,050	First Midwest Bancorp, Inc. (b)	23,637
367	Heartland Financial U.S.A., Inc. (b)	5,648
635	Lakeland Bancorp, Inc. (b)	5,353
1,438	Mainsource Financial Group, Inc.	10,986
192	Merchants Bancshares	4,788
1,162	Nara Bancorp, Inc. (a)	8,204
2,449	National Penn Bancshares, Inc.	15,306
298	Northrim Bancorp, Inc.	4,947
1,674	Old National Bancorp	17,577
332	Old Point Financial Corp.	3,891
201	Oriental Financial Group, Inc.	2,673
29,295	Pacific Capital Bancorp (a)(b)	24,022
336	Park National Corp.	21,517
358	Peapack-Gladstone Financial
	Corp. (b)	4,217
236	Peoples Bancorp, Inc.	2,919
662	Renasant Corp. (b)	10,069
1,734	Republic First Bancorp, Inc. (a)	3,520
681	S&T Bancorp, Inc.	11,863
812	Sandy Spring Bancorp, Inc. (b)	12,586
611	Sierra Bancorp (b)	7,546
582	Southwest Bancorp, Inc.	7,549
662	State Bancorp, Inc. (b)	5,945
1,029	Sterling Bancorp	8,942
43,841	Sterling Financial Corp. (a)(b)	28,496
1,755	Sun Bancorp, Inc. (a)	8,951
446	TriCo Bancshares	6,855
1,115	Union First Market Bankshares
	Corportation	14,562

Number of Shares		Value

	Commercial Banks (Continued)
778	United Bankshares, Inc. (b)	$19,364
3,076	United Community Banks, Inc. (a)	6,890
427	Washington Banking Co. (b)	5,918
365	Washington Trust Bancorp	6,979
690	Wesbanco, Inc.	11,275
1,424	Wilshire Bancorp, Inc. (b)	9,313

		549,605

	Commercial Services & Supplies - 3.53%
3,064	ACCO Brands Corp. (a)	17,618
526	American Reprographics Co. (a)	4,129
412	ATC Technology Corp. (a)	10,193
586	Barrett Business Services, Inc.	8,901
929	Bowne & Co, Inc.	10,526
2,588	Cenveo, Inc. (a)	13,018
1,409	Comfort Systems U.S.A., Inc.	15,119
338	Consolidated Graphics, Inc. (a)	14,010
460	Courier Corp.	6,541
3,823	EnergySolutions, Inc.	19,230
651	Ennis, Inc.	11,646
1,741	Interface, Inc.	24,774
3,951	Kimball International, Inc.	23,034
621	M & F Worldwide Corp. (a)	15,121
1,698	Mine Safety Appliances Co.	46,017
492	Schawk, Inc.	9,082
4,151	Standard Register Co.	12,121
948	Viad Corp.	18,334

		279,414

	Communications Equipment - 1.24%
1,496	ADC Telecommunications (a)	18,953
864	Aviat Networks, Inc. (a)	3,534
191	Black Box Corp.	6,123
672	Cogo Group, Inc. (a)	4,153
304	Communications Systems, Inc.	3,463
4,196	Extreme Networks, Inc. (a)	13,050
323	Hughes Communications, Inc. (a)	8,802
570	NetGear, Inc. (a)	15,396
1,687	Opnext, Inc. (a)	2,649
481	PC-TEL, Inc. (a)	2,953
2,438	Powerwave Technologies, Inc. (a)(b)	4,437
1,106	Symmetricom, Inc. (a)	6,326
3,782	UTStarcom, Inc. (a)(b)	8,207

		98,046

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Computers & Peripherals - 1.00%
729	Avid Technology, Inc. (a)	$9,557
649	Electronics For Imaging, Inc. (a)	7,866
3,044	Imation Corp. (a)	28,401
1,578	Intermec, Inc. (a)	19,346
4,110	Quantum Corp. (a)	8,713
525	Super Micro Computer, Inc. (a)	5,455

		79,338

	Construction & Engineering - 0.97%
284	Baker Michael Corp. (a)	9,361
2,474	Dycom Industries, Inc. (a)	24,716
1,466	Furmanite Corporation (a)	7,154
438	Layne Christensen Co. (a)	11,340
356	Mastec, Inc. (a)(b)	3,674
591	MYR Group, Inc. (a)	9,686
969	Pike Electric Corp. (a)	7,054
272	Sterling Construction Co., Inc. (a)	3,367

		76,352

	Construction Materials - 0.18%
3,882	Headwaters, Inc. (a)(b)	13,975

	Consumer Finance - 0.57%
4,705	Advance America, Cash Advance
	Centers, Inc.	18,961
322	Cardtronics, Inc. (a)	4,968
502	Dollar Financial Corp. (a)(b)	10,477
1,203	QC Holdings, Inc.	4,680
397	Rewards Network, Inc.	5,697

		44,783

	Containers & Packaging - 0.21%
1,993	Boise, Inc. (a)	12,935
473	Myers Industries, Inc.	4,063

		16,998

	Distributors - 0.07%
809	Audiovox Corp. (a)	5,534

	Diversified Consumer Services - 0.92%
10,922	Jackson Hewitt Tax Services,
	Inc. (a)(b)	10,048
3,109	Stewart Enterprises, Inc. (b)	16,758
1,483	Weight Watchers International, Inc.	46,255

		73,061

Number of Shares		Value

	Diversified Financial Services - 0.61%
1,146	Compass Diversified Holdings	$18,519
7,808	First Marblehead Corp. (a)	18,271
1,589	Resource America, Inc.	9,026
50	World Acceptance Corp. (a)(b)	2,208

		48,024

	Diversified Telecommunication Services - 0.83%
6,762	Cincinnati Bell, Inc. (a)	18,054
215,826	Fairpoint Communications,
	Inc. (a)(b)	7,554
911	General Communication, Inc. (a)	9,083
794	Global Crossing Ltd. (a)(b)	10,211
722	Hickory Tech Corp.	6,159
952	PAETEC Holding Corp. (a)(b)	3,913
1,018	Premiere Global Services, Inc. (a)	7,207
541	SureWest Communications (a)	4,003

		66,184

	Electric Utilities - 1.33%
599	Central Vermont Public Service Corp.	12,082
1,284	El Paso Electric Co. (a)	30,533
648	Empire District Electric Co.	13,057
671	MGE Energy, Inc. (b)	26,565
830	UIL Holdings Corp.	23,373

		105,610

	Electrical Equipment - 1.03%
552	Baldor Electric Co.	22,301
1,144	EnerSys (a)	28,566
1,103	LSI Industries, Inc.	7,081
399	Polypore International, Inc. (a)	12,034
187	Powell Industries, Inc. (a)	5,819
152	Preformed Line Products Co.	5,300

		81,101

	Electronic Equipment & Instruments - 2.64%
822	Agilysys, Inc. (a)	5,343
3,914	Brightpoint, Inc. (a)	27,359
889	Checkpoint Systems, Inc. (a)	18,091
232	Coherent, Inc. (a)	9,282
358	CPI International, Inc. (a)	5,012
829	CTS Corp.	7,975
204	Mercury Computer Systems (a)(b)	2,454
1,150	Methode Electronics, Inc.	10,442
658	Newport Corp. (a)	7,462
306	OSI Systems, Inc. (a)	11,114

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Electronic Equipment & Instruments (Continued)
643	Plexus Corp. (a)	$18,872
777	Power-One, Inc. (a)(b)	7,063
1,134	Radisys Corp. (a)	10,682
161	Rogers Corp. (a)(b)	5,068
801	ScanSource, Inc. (a)	22,220
2,370	Smart Modular Technologies Inc. (a)	14,291
2,795	Technitrol, Inc. (b)	12,326
939	TTM Technologies, Inc. (a)	9,193
466	Zygo Corp. (a)	4,567

		208,816

	Energy Equipment & Services - 1.69%
378	Allis Chalmers Energy, Inc. (a)	1,576
45	Basic Energy Services, Inc. (a)	383
305	Bristow Group, Inc. (a)	11,004
217	Bronco Drilling Co, Inc. (a)	866
288	Complete Production Services (a)	5,890
143	Dawson Geophysical Co. (a)	3,811
5,064	Global Industries Ltd. (a)	27,700
311	Gulf Island Fabrication, Inc.	5,660
7,039	Hercules Offshore, Inc. (a)	18,653
357	ION Geophysical Corp. (a)	1,835
1,077	Matrix Service Co. (a)	9,424
139	Newpark Resources, Inc. (a)	1,168
2,583	Parker Drilling Co. (a)	11,236
197	PHI, Inc. (a)	3,187
112	Pioneer Drilling Co. (a)	715
1,499	Tetra Technologies, Inc. (a)	15,290
20	Union Drilling, Inc. (a)	90
1,692	Willbros Group, Inc. (a)	15,516

		134,004

	Environmental Services - 0.04%
184	Team, Inc. (a)	3,167

	Food & Staples Retailing - 1.55%
1,363	Ingles Markets, Inc.	22,639
297	PriceSmart, Inc.	8,652
1,011	Spartan Stores, Inc.	14,660
1,443	Susser Holdings Corp. (a)	20,202
1,045	United Natural Foods, Inc. (a)	34,630
785	Village Super Market, Inc.	21,933

		122,716

Number of Shares		Value

	Food Products - 0.77%
312	Cal Maine Foods, Inc. (b)	$9,042
799	Imperial Sugar Co.	10,451
165	Sanderson Farms, Inc.	7,143
241	Seneca Foods Corp. (a)	6,312
633	The Hain Celestial Group, Inc. (a)(b)	15,179
271	TreeHouse Foods, Inc. (a)(b)	12,493

		60,620

	Gas Utilities - 0.92%
408	Northwest Natural Gas Co.	19,360
438	South Jersey Industries, Inc.	21,668
917	The Laclede Group, Inc.	31,563

		72,591

	Health Care Equipment & Supplies - 0.20%
3,791	Cardiac Science Corp. (a)	6,824
408	CONMED Corp. (a)	9,143

		15,967

	Health Care Providers & Services - 4.44%
3,079	Allied Healthcare International,
	Inc. (a)	7,698
400	America Service Group, Inc.	5,952
278	American Dental Partners (a)	3,353
1,763	AMN Healthcare Services, Inc. (a)	9,062
910	BioScrip, Inc. (a)	4,696
395	Capital Senior Living Corp. (a)	2,105
1,144	Centene Corp. (a)	26,987
1,208	Cross Country Healthcare, Inc. (a)	8,686
472	Gentiva Health Services, Inc. (a)(b)	10,313
203	Hanger Orthopedic Group, Inc. (a)	2,952
973	HealthSouth Corp. (a)	18,682
1,497	HealthSpring, Inc. (a)	38,681
1,150	LCA-Vision, Inc. (a)	6,406
969	Magellan Health Services, Inc. (a)	45,775
1,338	MedCath Corp. (a)	13,474
910	Molina Healthcare, Inc. (a)	24,561
111	MWI Veterinary Supply, Inc. (a)(b)	6,407
389	National Healthcare Corp.	14,420
2,147	Nighthawk Radiology Holdings,
	Inc. (a)	13,698
1,367	Pharmerica Corp. (a)	13,028
319	Providence Service Corp. (a)	5,228
320	RehabCare Group, Inc. (a)	6,470
933	Res-Care, Inc. (a)	12,381
1,875	Skilled Healthcare Group, Inc. (a)	7,369

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
1,479	Sun Healthcare Group, Inc. (a)	$12,527
4,016	Sunrise Senior Living, Inc. (a)(b)	13,775
945	Triple-S Management Corp. (a)	15,923

		350,609

	Health Care Technology - 0.04%
403	Medquist, Inc. (a)	3,530

	Hotels, Restaurants & Leisure - 5.01%
724	Ameristar Casinos, Inc. (b)	12,634
461	Benihana, Inc. (a)	3,499
22	Biglari Holdings, Inc. (a)	7,230
677	Bluegreen Corp. (a)	1,889
763	Bob Evans Farms, Inc.	21,417
610	California Pizza Kitchen, Inc. (a)(b)	10,407
550	Callaway Golf Co.	3,850
1,627	Carrols Restaurant Group, Inc. (a)	8,623
1,117	Cheesecake Factory, Inc. (a)(b)	29,567
897	Choice Hotels International, Inc.	32,705
497	Cracker Barrel Old Country
	Store, Inc.	25,228
9,392	Denny’s Corp. (a)	29,209
2,129	Dover Downs Gaming &
	Entertainment, Inc.	7,239
204	Gaylord Entertainment Co. (a)(b)	6,222
1,271	Isle of Capri Casinos, Inc. (a)(b)	9,100
1,449	Jack in the Box, Inc. (a)	31,067
441	Landry’s Restaurants, Inc. (a)(b)	10,800
966	Lubys, Inc. (a)	4,656
526	Marcus Corp.	6,233
1,901	McCormick & Schmick’s Seafood
	Resturants (a)	14,790
379	Morgans Hotel Group Co. (a)	2,774
1,586	O’Charleys, Inc. (a)	11,403
267	P.F. Chang’s China Bistro, Inc. (b)	12,335
906	Pinnacle Entertainment, Inc. (a)	10,102
752	RC2 Corp. (a)	15,754
168	Red Robin Gourmet Burgers,
	Inc. (a)	3,294
1,482	Ruby Tuesday, Inc. (a)	17,591
1,020	Sonic Corp. (a)	8,242
722	Speedway Motorsports, Inc.	11,321
298	Texas Roadhouse, Inc. (a)(b)	4,190
614	Vail Resorts, Inc. (a)	23,037

		396,408

Number of Shares		Value

	Household Durables - 2.41%
1,307	American Greetings Corp.	$24,297
653	Blyth, Inc.	26,929
361	CSS Industries, Inc.	6,242
634	Ethan Allen Interiors, Inc.	11,070
3,388	Furniture Brands International,
	Inc. (a)	18,227
335	Helen of Troy Ltd. (a)	8,472
498	Hooker Furniture Corp.	5,792
2,536	La-Z-Boy, Inc. (a)(b)	21,404
1,022	Meritage Homes Corp. (a)	20,052
7,432	Sealy Corp. (a)(b)	18,134
293	Skyline Corp.	5,936
3,872	Standard Pacific Corp. (a)(b)	15,372
1,107	Stanley Furniture, Inc. (a)	3,808
221	Universal Electronics, Inc. (a)	4,608

		190,343

	Household Products - 0.31%
1,649	Central Garden & Pet Co. (a)	17,084
337	Oil-Dri Corporation of America (b)	7,249

		24,333

	Industrial Conglomerates - 0.54%
657	Otter Tail Corp. (b)	13,396
485	Standex International Corp.	11,732
925	Tredegar Corp.	17,557

		42,685

	Insurance - 4.74%
789	American Safety Insurance
	Holdings Ltd. (a)	12,892
419	Amerisafe, Inc. (a)	7,869
356	Baldwin & Lyons, Inc.	9,060
306	Eastern Insurance Holdings, Inc.	3,192
944	EMC Insurance Group, Inc.	20,126
1,046	FBL Financial Group, Inc.	27,175
707	FPIC Insurance Group, Inc. (a)	24,809
1,145	Global Indemnity Plc (a)	18,377
710	Hallmark Financial Services, Inc. (a)	6,205
1,272	Harleysville Group, Inc.	41,710
1,300	Horace Mann Educators Corp.	23,114
504	Infinity Property & Casuality Corp.	24,580
2,082	National Financial Partners Corp. (a)	26,379
1,921	PMA Capital Corp. (a)	14,484
1,150	Presidential Life Corp.	11,270
920	Safety Insurance Group, Inc.	38,658

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Insurance (Continued)
2,023	Seabright Insurance Holdings, Inc.	$16,305
892	State Auto Financial Corp.	13,567
1,736	Stewart Information Services
	Corp. (b)	19,652
723	United Fire & Casualty Co.	15,335

		374,759

	Internet & Catalog Retail - 1.08%
4,643	1-800-Flowers.Com, Inc. (a)(b)	8,775
1,339	HSN, Inc. (a)	40,036
897	NutriSystem, Inc. (b)	17,258
3,012	Orbitz Worldwide, Inc. (a)	18,976

		85,045

	Internet Software & Services - 0.78%
2,867	EarthLink, Inc.	26,061
758	iMERGENT, Inc. (b)	3,745
840	InfoSpace, Inc. (a)	7,274
823	InterNAP Network Services
	Corp. (a)	4,041
4,202	iPass, Inc.	5,126
2,122	RealNetworks, Inc. (a)	6,918
1,435	United Online, Inc. (b)	8,208

		61,373

	IT Services - 2.67%
1,740	Acxiom Corp. (a)	27,596
4,607	CIBER, Inc. (a)	13,867
592	Computer Task Group, Inc. (a)(b)	4,523
705	Gartner, Inc. (a)	20,755
509	Heartland Payment Systems, Inc. (b)	7,747
1,262	Lionbridge Technologies, Inc. (a)	5,427
2,471	ModusLink Global Solutions,
	Inc. (a)	15,691
837	Ness Technologies, Inc. (a)	3,767
873	SRA International, Inc. (a)	17,216
3,876	StarTek, Inc. (a)	16,202
1,643	Teletech Holdings, Inc. (a)	24,382
1,942	Unisys Corp. (a)(b)	54,181

		211,354

	Leisure Equipment & Products - 0.08%
378	JAKKS Pacific, Inc. (a)(b)	6,668

	Life Sciences Tools & Services - 0.90%
757	Albany Molecular Research, Inc. (a)	4,830
12,584	Cambrex Corp. (a)	53,482

Number of Shares		Value

	Life Sciences Tools & Services (Continued)
476	Kendle International, Inc. (a)	$4,436
364	Parexel International Corp. (a)	8,419

		71,167

	Machinery - 3.84%
191	Alamo Group, Inc.	4,265
1,059	Albany International Corp.	20,036
573	Altra Holdings, Inc. (a)	8,440
996	American Railcar Industries, Inc. (a)	15,617
381	Ampco-Pittsburgh Corp.	9,456
327	Astec Industries, Inc. (a)	9,329
1,044	Barnes Group, Inc.	18,364
1,776	Blount International, Inc. (a)	22,608
180	Cascade Corp.	5,724
655	Chart Industries, Inc. (a)	13,336
1,166	Colfax Corp. (a)	17,338
890	Columbus McKinnon
	Corporation (a)	14,765
391	Enpro Industries, Inc. (a)	12,230
2,414	Federal Signal Corp.	13,011
2,050	Force Protection, Inc. (a)	10,332
222	Hurco Companies, Inc. (a)	4,012
778	John Bean Technologies Corp.	12,534
514	Kadant, Inc. (a)	9,720
319	L.B. Foster Co. (a)	9,232
827	Miller Industries, Inc.	11,189
937	Sauer-Danfoss, Inc. (a)	19,949
978	Tecumseh Products Co. (a)	11,218
238	Tennant Co.	7,354
823	The Greenbrier Companies, Inc. (a)	12,831
724	Twin Disc, Inc.	10,100

		302,990

	Marine - 0.48%
535	American Commercial Lines (a)(b)	14,915
2,563	Horizon Lines, Inc.	10,765
150	International Shipholding Corp.	4,236
260	TBS International Plc (a)	1,443
978	Ultrapetrol Bahamas Ltd. (a)	6,279

		37,638

	Media - 1.85%
372	Arbitron, Inc.	10,405
81	Ascent Media Corp. (a)	2,164
1,345	Carmike Cinemas, Inc. (a)	11,728
1,027	Fisher Communications, Inc. (a)	17,901

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Media (Continued)
1,625	Harte-Hanks, Inc.	$18,964
5,035	Journal Communications, Inc. (a)	22,708
1,758	LIN TV Corp. (a)	7,806
1,447	Lodgenet Interactive Corp. (a)(b)	4,052
2,976	Mediacom Communications
	Corp. (a)	19,671
4,365	Sinclair Broadcast Group, Inc. (a)	30,641

		146,040

	Metals & Mining - 0.82%
389	A.M. Castle & Co. (a)	5,154
259	AMCOL International Corp.	6,783
223	Brush Engineered Materials, Inc. (a)	6,342
611	Gibraltar Industries, Inc. (a)	5,487
263	Haynes International, Inc.	9,184
944	Horsehead Holding Corp. (a)	9,317
236	Kaiser Aluminum Corp. (b)	10,098
620	Stillwater Mining Co. (a)(b)	10,442
1,168	Sutor Tech Group Ltd. (a)	1,986

		64,793

	Multiline Retail - 0.78%
611	99 Cents Only Stores (a)(b)	11,536
2,945	Retail Ventures, Inc. (a)	31,688
3,787	Tuesday Morning Corp. (a)	18,064

		61,288

	Multi-Utilities - 0.27%
483	CH Energy Group, Inc.	21,329

	Oil & Gas - 2.01%
779	Atlas Energy, Inc. (a)	22,311
123	Chesapeake Utilities Corp.	4,455
2,562	DHT Maritime, Inc.	10,581
2,787	Endeavour International Corp. (a)(b)	3,595
2,802	International Coal Group, Inc. (a)(b)	14,907
1,065	Knightsbridge Tankers Ltd.	20,129
755	Patriot Coal Corp. (a)(b)	8,615
24	Petroleum Development Corp. (a)	662
563	PrimeEnergy Corp. (a)	10,303
1,860	Stone Energy Corp. (a)(b)	27,397
1,953	Teekay Tankers Ltd. (b)	25,408
255	Venoco, Inc. (a)(b)	5,006
102	Williams Clayton Energy, Inc. (a)	5,160

		158,529

Number of Shares		Value

	Paper & Forest Products - 1.33%
1,279	Buckeye Technologies, Inc.	$18,814
256	Clearwater Paper Corp. (a)	19,476
612	Neenah Paper, Inc.	9,302
2,838	P.H. Glatfelter Co.	34,511
2,824	Wausau Paper Corp. (a)	23,411

		105,514

	Personal Products - 0.48%
651	Elizabeth Arden, Inc. (a)	13,013
2,226	Mannatech, Inc. (a)	4,563
1,333	Prestige Brands Holdings, Inc. (a)	13,184
600	Revlon, Inc. (a)(b)	7,572

		38,332

	Pharmaceuticals - 0.27%
3,380	K-V Pharmaceutical Co. (a)	7,909
463	Par Pharmaceutical Companies,
	Inc. (a)	13,464

		21,373

	Professional Services - 2.82%
480	Administaff, Inc.	12,926
611	CBIZ, Inc. (a)(b)	3,623
821	CDI Corp.	10,607
514	CRA International, Inc. (a)	9,278
632	Diamond Management &
	Technology Consultants, Inc.	7,900
299	Franklin Covey Co. (a)	2,377
401	GP Strategies Corp. (a)	3,645
353	Heidrick & Struggles
	International, Inc.	6,876
111	ICF International, Inc. (a)	2,783
920	Kforce, Inc. (a)	12,622
1,022	Korn Ferry International (a)	16,904
1,064	Navigant Consulting, Inc. (a)	12,374
768	On Assignment, Inc. (a)	4,032
3,123	Resources Connection, Inc. (b)	42,973
286	School Specialty, Inc. (a)	3,721
2,819	SFN Group, Inc. (a)	16,942
2,871	TrueBlue, Inc. (a)	39,190
2,021	Volt Information Sciences, Inc. (a)	14,551

		223,324

	Real Estate - 0.12%
477	Avatar Holdings, Inc. (a)	9,101

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Road & Rail - 1.10%
1,293	Arkansas Best Corp. (b)	$31,328
399	Celadon Group, Inc. (a)	5,510
465	Marten Transport, Ltd.	10,779
415	Old Dominion Freight Lines, Inc. (a)	10,549
647	Saia, Inc. (a)	9,660
474	U.S.A. Truck, Inc. (a)(b)	7,101
751	Universal Truckload Services, Inc. (a)	11,761

		86,688

	Semiconductor & Semiconductor
	Equipment - 0.71%
822	Brooks Automation, Inc. (a)	5,516
722	DSP Group, Inc. (a)	5,054
1,274	Entegris, Inc. (a)	5,950
466	International Rectifier Corp. (a)	9,828
959	Microtune, Inc. (a)	2,781
1,320	Photronics, Inc. (a)(b)	6,983
2,963	Silicon Image, Inc. (a)	14,163
1,351	Trident Microsystems, Inc. (a)	2,310
438	Zoran Corp. (a)	3,346

		55,931

	Software - 0.54%
1,563	Mentor Graphics Corp. (a)	16,521
1,144	QAD, Inc.	4,759
1,183	Take-Two Interactive Software,
	Inc. (a)	11,996
2,411	THQ, Inc. (a)(b)	9,692

		42,968

	Specialty Retail - 8.65%
1,936	AnnTaylor Stores Corp. (a)(b)	39,185
2,234	Bebe Stores, Inc.	16,107
1,769	Big 5 Sporting Goods Corp.	23,740
2,690	Books-A-Million, Inc. (b)	16,140
754	Brown Shoe Co., Inc.	8,648
882	Build-A-Bear Workshop, Inc. (a)(b)	5,336
2,429	Cabelas, Inc. (a)(b)	46,102
687	Cato Corp. (b)	18,384
4,541	Charming Shoppes, Inc. (a)	15,984
610	Children’s Place Retail Stores,
	Inc. (a)(b)	29,750
1,692	Christopher & Banks Corp.	13,384
3,622	Coldwater Creek, Inc. (a)	19,088
779	Conns, Inc. (a)(b)	3,622

Number of Shares		Value

	Specialty Retail (Continued)
403	Destination Maternity Corp. (a)	$13,267
1,201	Dress Barn, Inc. (a)(b)	28,524
585	DSW, Inc. (a)(b)	16,790
1,252	Gander Mountain Co. (a)	6,229
657	Genesco, Inc. (a)	19,631
700	Haverty Furniture, Inc.	7,637
3,301	Hot Topic, Inc.	19,773
484	Jo-Ann Stores, Inc. (a)(b)	21,562
1,801	Lithia Motors, Inc.	17,272
4,278	New York & Co, Inc. (a)	10,994
4,454	Pacific Sunwear Of California,
	Inc. (a)(b)	23,294
1,365	PEP Boys	14,442
1,517	Pier 1 Imports, Inc. (a)(b)	12,424
151	REX Stores Corp. (a)	2,188
2,593	Sally Beauty Holdings, Inc. (a)(b)	29,042
788	Shoe Carnival, Inc. (a)	15,933
1,606	Stage Stores, Inc.	20,878
2,980	Stein Mart, Inc. (a)	26,313
1,882	Systemax, Inc.	23,111
877	Talbots, Inc. (a)(b)	11,489
2,424	The Wet Seal, Inc. (a)	8,217
1,066	Tractor Supply Co.	42,278
789	West Marine, Inc. (a)	8,016
13,982	Zale Corp. (a)(b)	29,362

		684,136

	Textiles, Apparel & Luxury Goods - 1.65%
35	G-III Apparel Group, Ltd. (a)	1,098
1,305	Kenneth Cole Productions, Inc. (a)	21,754
343	K-Swiss, Inc. (a)(b)	4,373
249	Maidenform Brands, Inc. (a)	7,184
520	Movado Group, Inc. (a)(b)	5,658
349	Oxford Industries, Inc.	8,299
275	Perry Ellis International, Inc. (a)(b)	6,009
6,715	Quiksilver, Inc. (a)	26,256
443	Skechers U.S.A., Inc. (a)(b)	10,406
1,752	Timberland Co. (a)	34,707
970	Unifi, Inc. (a)	4,375

		130,119

	Thrifts & Mortgage Finance - 1.32%
911	Dime Community Bancshares	12,617
1,521	Doral Financial Corp. (a)	2,525
148	ESB Financial Corp.	2,060

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance (Continued)
758	First Defiance Financial Corp.	$7,641
690	First Financial Holdings, Inc.	7,687
1,311	First Financial Northwest, Inc.	5,113
3,203	Flagstar Bancorp, Inc. (a)	5,829
967	NASB Financial, Inc. (b)	16,003
480	OceanFirst Financial Corp.	5,890
1,063	Provident Financial Services, Inc.	13,139
4,352	The PMI Group, Inc. (a)(b)	15,972
643	Tree.com, Inc. (a)	4,212
143	WSFS Financial Corp.	5,364

		104,052

	Tobacco - 0.20%
3,724	Alliance One International, Inc. (a)	15,455

	Trading Companies & Distributors - 1.65%
1,389	Aceto Corp.	9,431
744	Applied Industrial Technologies, Inc.	22,767
799	Beacon Roofing Supply, Inc. (a)(b)	11,641
2,405	H&E Equipment Services, Inc. (a)	19,168
456	Interline Brands, Inc. (a)	8,226
634	Kaman Corp.	16,617
825	Lawson Products, Inc.	12,598
510	Rush Enterprises, Inc. (a)	7,823
909	TAL International Group, Inc.	22,017

		130,288

	Wireless Telecommunication Services - 0.77%
3,777	USA Mobility, Inc.	60,545

	Total Common Stocks
	(Cost $6,090,442)	7,364,485

	INVESTMENT COMPANIES - 0.06%
	Capital Markets - 0.06%
319	Kayne Anderson Energy
	Development Co. (b)	5,120

	Total Investment Companies
	(Cost $4,443)	5,120

	REAL ESTATE INVESTMENT TRUSTS - 1.08%
	Real Estate Investment Trusts - 1.08%
1,344,093	Anthracite Capital, Inc. (a)(b)	9,140
139	CapLease, Inc.	777
858	Glimcher Realty Trust	5,277
7,450	Gramercy Capital Corp. (a)	10,356
1,104	Hersha Hospitality Trust	5,719
905	Kite Realty Group Trust	4,018

Number of Shares		Value

	Real Estate Investment Trusts (Continued)
601	Mission West Properties, Inc.	$4,075
214	Parkway Properties, Inc.	3,167
295	Ramco-Gershenson Properties Trust	3,159
1,385	Resource Capital Corp. (b)	8,795
2,727	Strategic Hotels & Resorts, Inc. (a)	11,562
80	Sun Communities, Inc. (b)	2,456
381	Taubman Centers, Inc.	16,996

	Total Real Estate Investment Trusts
	(Cost $126,487)	85,497

	RIGHTS - 0.00%
449,239	Pacific Capital Bancorp Rights (c)	—

	Total Rights (Cost $20,348)	—

	WARRANTS - 0.00%
5,034	U.S. Concrete, Inc. Warrants (c)	—

	Total Warrants (Cost $14,831)	—

	SHORT TERM INVESTMENTS - 5.24%
	Money Market Funds - 5.24%
414,513	Federated Prime Obligations Fund
	Effective Yield, 0.21%	414,513

	Total Short Term Investments
	(Cost $414,513)	414,513

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 28.18%
	Money Market Funds - 28.18%
2,228,514	Mount Vernon Prime Portfolio
	Effective Yield, 0.30%	2,228,514

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $2,228,514)	2,228,514

	Total Investments
	(Cost $8,899,578) - 127.71%	10,098,129

	Liabilities in Excess of
	Other Assets - (27.71)%	(2,191,172)

	TOTAL NET
	ASSETS - 100.00%	$7,906,957

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or portion of this security is on loan.
(c)	As of September 30, 2010, the Advisor has fair valued this security.

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

Russell 2000 Index Mini Futures	6	$ 404,700	Dec-10	$ 25,658

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
September 30, 2010 (Unaudited)

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund

ASSETS:
Investments, at value (cost $207,409,116,
$184,918,390, $44,578,849, and
$44,636,692, respectively)[1]	$242,184,229	$217,265,199	$48,892,906	$49,252,631
Cash	—	—	—	60,793
Income receivable	162,988	373,540	9,329	31,948
Receivable for investment securities sold	2,012,763	—	34,695	138,674
Receivable for fund shares sold	197,102	203,254	37,867	64,217
Receivable from securities lending agent (See Note 6)	11,608	—	—	—
Other assets	29,329	24,136	33,599	24,155

Total Assets	244,598,019	217,866,129	49,008,396	49,572,418

LIABILITIES:
Payable for collateral on securities loaned	52,001,673	36,461,403	12,672,143	11,007,525
Payable to securities lending agent (See Note 6)	—	30,307	2,704	6,183
Payable for investment securities purchased	1,612,492	—	179,993	318,965
Payable for fund shares redeemed	124,035	120,633	24,960	26,142
Payable to Investment Advisor	132,736	142,724	27,163	30,563
Payable to Custodian	9,372	5,697	6,618	5,579
Payable for dividend withholding tax	—	364	—	—
Other accrued expenses	157,242	157,492	53,316	59,717

Total Liabilities	54,037,550	36,918,620	12,966,897	11,454,674

NET ASSETS	$190,560,469	$180,947,509	$36,041,499	$38,117,744

NET ASSETS CONSIST OF:
Capital stock	268,815,990	361,270,076	53,934,410	68,208,063
Unrealized appreciation on investments	34,775,113	32,346,809	4,314,057	4,615,939
Accumulated undistributed net investment
income (loss)	(56,518)	1,604,101	(187,539)	1,167
Accumulated undistributed net realized loss	(112,974,116)	(214,273,477)	(22,019,429)	(34,707,425)

Total Net Assets	$190,560,469	$180,947,509	$36,041,499	$38,117,744

Shares outstanding (unlimited shares of no par value
authorized)	22,862,022	24,994,946	4,739,281	4,085,240
Net asset value, offering and redemption price per
share	$8.34	$7.24	$7.60	$9.33

[1] Includes loaned securities with a market value of:	$50,149,631	$35,159,601	$12,172,144	$10,555,135

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
September 30, 2010 (Unaudited)

	International Equity Fund	Real Estate Securities Fund	Tax-Exempt Fixed Income Fund	Core Plus Fixed Income Fund

ASSETS:
Investments, at value (cost $234,573,021,
47,710,950, $180,839,048 and $605,522,387,
respectively)[1]	$250,130,617	$66,535,327	$192,472,732	$610,577,094
Repurchase Agreements (cost $0, $0, $0 and
$53,700,000, respectively)	—	—	—	53,700,000
Income receivable	938,355	114,921	2,562,824	3,974,406
Receivable for dividend reclaims	697,586	—	—	—
Receivable for investment securities and foreign
currencies sold	2,078,841	394,349	—	71,756,133
Receivable for fund shares sold	347,251	37,981	529,772	1,966,940
Deposits with brokers for futures and options	—	—	—	490,783
Receivable from securities lending agent (See Note 6)	—	16,345	—	34,894
Other assets	32,353	27,092	44,634	118,051

Total Assets	254,225,003	67,126,015	195,609,962	742,618,301

LIABILITIES:
Payable for collateral on securities loaned	23,653	16,647,828	—	29,476,885
Payable for investment securities purchased	265,235	520,840	—	129,295,723
Payable for fund shares redeemed	232,678	52,677	47,789	713,046
Payable to Investment Advisor	192,674	39,526	129,803	354,939
Depreciation of forward foreign currency contracts	—	—	—	247,328
Variation margin on futures contracts	—	—	—	5,100
Foreign currencies (cost $501,339, $0, $0 and
$0, respectively)	420,436	—	—	—
Foreign currencies due from brokers for futures
(cost $0, $0, $0 and $751,490, respectively)	—	—	—	743,350
Payable to Custodian	42,857	—	5,258	55,320
Payable for dividend reclaims	44,366	—	—	—
Other accrued expenses	190,584	53,415	164,436	433,242

Total Liabilities	1,412,483	17,314,286	347,286	161,324,933

NET ASSETS	$252,812,520	$49,811,729	$195,262,676	$581,293,368

NET ASSETS CONSIST OF:
Capital stock	456,836,973	41,685,238	190,355,565	584,207,525
Unrealized appreciation (depreciation) on:
Investments	15,557,596	18,824,376	11,633,684	5,054,707
Foreign currencies	80,903	—	—	8,140
Forward currency exchange contracts	—	—	—	(247,328)
Futures contracts	—	—	—	455,928
Accumulated undistributed net investment income	6,794,021	200,916	136,862	262,625
Accumulated undistributed net realized loss	(226,456,973)	(10,898,801)	(6,863,435)	(8,448,229)

Total Net Assets	$252,812,520	$49,811,729	$195,262,676	$581,293,368

Shares outstanding (unlimited shares of no
par value authorized)	32,185,101	4,502,939	17,188,668	61,106,142
Net asset value, offering and redemption price per share	$7.85	$11.06	$11.36	$9.51

[1]Includes loaned securities with a market value of:	$—	$16,071,550	$—	$28,753,669

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
September 30, 2010 (Unaudited)

	Enhanced Fundamental Index® Large Company Growth Fund	Enhanced Fundamental Index® Large Company Value Fund	Enhanced Fundamental Index® Small Company Growth Fund	Enhanced Fundamental Index® Small Company Value Fund

ASSETS:
Investments, at value (cost $82,256,598,
$68,667,978, $19,507,786 and $8,899,578,
respectively)[1]	$90,908,333	$77,718,071	$22,547,369	$10,098,129
Cash	802	1,172	—	—
Income receivable	113,380	70,229	27,255	5,051
Receivable for investment securities sold	—	—	21,060	310
Receivable for fund shares sold	248,445	141,642	30,765	7,406
Receivable from Investment Advisor	13,536	—	42,961	38,286
Deposits with brokers for futures contracts	525,000	315,000	100,000	55,000
Other assets	27,237	31,425	15,448	19,785

Total Assets	91,836,733	78,277,539	22,784,858	10,223,967

LIABILITIES:
Variation margin on futures contracts	22,915	14,700	1,100	660
Payable for collateral on securities loaned	14,550,619	17,135,181	5,471,154	2,228,514
Payable to securities lending agent (See Note 6)	—	—	—	—
Payable for fund shares redeemed	88,024	77,413	18,079	14,015
Payable to Investment Advisor	—	32,362	—	—
Payable to Custodian	1,996	1,941	526	—
Other accrued expenses	131,327	70,026	82,371	73,821

Total Liabilities	14,794,881	17,331,623	5,573,230	2,317,010

NET ASSETS	$77,041,852	$60,945,916	$17,211,628	$7,906,957

NET ASSETS CONSIST OF:
Capital stock	90,061,814	77,403,063	15,617,026	8,252,214
Unrealized appreciation on:
Investments	8,651,735	9,050,093	3,039,583	1,198,551
Futures contracts	196,979	138,684	40,579	25,658
Accumulated undistributed net investment
income	418,200	463,764	16,847	609
Accumulated undistributed net realized loss	(22,286,876)	(26,109,688)	(1,502,407)	(1,570,075)

Total Net Assets	$77,041,852	$60,945,916	$17,211,628	$7,906,957

Shares outstanding (unlimited shares of no par
value authorized)	8,451,656	7,939,719	1,644,577	962,939
Net asset value, offering and redemption price
per share	$9.12	$7.68	$10.47	$8.21

[1]Includes loaned securities with a market value of:	$13,993,737	$15,834,046	$5,228,155	$1,349,661

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2010 (Unaudited)

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of $1,473,
$2,045, $0 and $0, respectively)	$1,310,450	$2,336,430	$104,763	$189,167
Interest income	2,296	4,025	295	758

Total investment income	1,312,746	2,340,455	105,058	189,925

EXPENSES:
Investment advisory fees	898,817	874,763	174,822	197,083
Distribution (12b-1) fees	236,531	230,201	46,006	49,271
Shareholder servicing fees	56,767	55,248	11,041	11,825
Administration fees	37,059	35,538	7,536	7,888
Legal fees	36,605	33,799	7,996	11,169
Custody fees	23,636	15,155	18,324	14,796
Directors’ fees and expenses	21,100	20,332	4,261	4,473
Reports to shareholders	20,667	19,314	6,945	8,352
Fund accounting fees	19,823	18,517	7,141	6,948
Audit and tax fees	16,524	16,535	14,314	14,877
Federal and state registration fees	11,914	12,047	9,964	10,107
Transfer agent fees and expenses	7,783	7,747	6,405	6,466
Insurance fees	5,066	4,961	1,098	1,187
Compliance fees	3,537	3,383	788	788

Total expenses	1,395,829	1,347,540	316,641	345,230

Expense Reimbursement by Advisor (See Note 3)	—	—	(5,857)	(21,799)
Less securities lending credit (See Note 6)	(23,411)	(18,643)	(18,187)	(10,069)

Net expenses	1,372,418	1,328,897	292,597	313,362

Net investment income (loss)	(59,672)	1,011,558	(187,539)	(123,437)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on investments	1,573,335	(2,950,639)	1,542,841	2,345,388
Net change in unrealized depreciation on investments	(4,314,090)	(3,986,809)	(1,823,371)	(2,900,681)

Net realized and unrealized loss	(2,740,755)	(6,937,448)	(280,530)	(555,293)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,800,427)	$(5,925,890)	$(468,069)	$(678,730)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended September 30, 2010 (Unaudited)

	International Equity Fund	Real Estate Securities Fund	Tax-Exempt Fixed Income Fund	Core Plus Fixed Income Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of
$470,243, $0, $0 and $2,723, respectively)	$4,596,387	$541,274	$—	$14,238
Interest income	3,961	837	4,393,965	10,574,230

Total investment income	4,600,348	542,111	4,393,965	10,588,468

EXPENSES:
Investment advisory fees	1,160,191	240,199	779,439	2,108,321
Distribution (12b-1) fees	305,314	63,210	243,574	702,774
Shareholder servicing fees	76,299	15,171	60,910	175,804
Administration fees	45,711	8,825	35,665	101,985
Legal fees	45,170	9,839	35,036	94,717
Custody fees	101,857	9,539	11,745	64,482
Directors’ fees and expenses	26,545	5,367	20,450	58,375
Reports to shareholders	24,994	6,380	19,941	51,823
Fund accounting fees	48,337	4,684	25,170	143,378
Audit and tax fees	15,975	13,754	13,754	18,748
Federal and state registration fees	13,708	10,892	12,536	17,961
Transfer agent fees and expenses	7,677	6,405	7,527	10,748
Insurance fees	6,064	1,103	4,852	14,120
Compliance fees	4,402	520	3,046	9,740

Total expenses	1,882,244	395,888	1,273,645	3,572,976

Expense reimbursement by Advisor (See Note 3)	—	(9,144)	(16,800)	—
Less securities lending credit (See Note 6)	—	(10,011)	—	(33,346)

Net expenses	1,882,244	376,733	1,256,845	3,539,630

Net investment income	2,718,104	165,378	3,137,120	7,048,838

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on:
Investments	2,272,419	1,020,125	735,211	(8,566,849)
Written options	—	—	—	4,297
Foreign currencies	(243,898)	—	—	39,259
Forward currency contracts	—	—	—	(101,968)
Futures contracts	—	—	—	4,035,989

Total	2,028,521	1,020,125	735,211	(4,589,272)

Net change in unrealized appreciation (depreciation) on:
Investments	(11,368,579)	3,252,491	6,640,617	31,140,610
Written options	—	—	—	2,671
Foreign currencies	57,092	—	—	21,311
Forward currency contracts	—	—	—	(277,600)
Forward sale commitments	—	—	—	(1,827)
Futures contracts	—	—	—	427,437

Total	(11,311,487)	3,252,491	6,640,617	31,312,602

Net realized and unrealized gain (loss)	(9,282,966)	4,272,616	7,375,828	26,723,330

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(6,564,862)	$4,437,994	$10,512,948	$33,772,168

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended September 30, 2010 (Unaudited)

	Enhanced Fundamental Index® Large Company Growth Fund	Enhanced Fundamental Index® Large Company Value Fund	Enhanced Fundamental Index® Small Company Growth Fund	Enhanced Fundamental Index® Small Company Value Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of $0, $45,
$0 and $11, respectively)	$721,020	$682,479	$110,975	$45,490
Interest income	3,803	3,014	985	385

Total investment income	724,823	685,493	111,960	45,875

EXPENSES:
Investment advisory fees	266,754	213,768	58,596	29,255
Distribution (12b-1) fees	88,918	71,256	19,532	9,751
Shareholder servicing fees	23,142	18,534	5,084	2,527
Administration fees	41,145	33,304	9,240	4,848
Legal fees	12,225	10,183	3,258	1,277
Custody fees	6,938	6,392	1,993	1,996
Directors’ fees and expenses	6,902	5,588	1,518	817
Reports to shareholders	5,764	5,461	3,041	854
Fund accounting fees	32,302	26,261	7,308	3,969
Audit and tax fees	10,980	10,980	10,980	10,980
Federal and state registration fees	11,622	11,407	9,479	8,905
Transfer agent fees and expenses	6,502	6,283	6,153	6,100
Insurance fees	1,647	1,375	366	183
Compliance fees	995	910	223	183

Total expenses	515,836	421,702	136,771	81,645

Expense (reimbursement)/recapture by
Advisor (See Note 3)	(73,536)	(53,112)	(33,859)	(4,253)
Less securities lending credit (See Note 6)	(8,380)	(20,861)	(7,596)	(29,805)

Net expenses	433,920	347,729	95,316	47,587

Net investment income	290,903	337,764	16,644	(1,712)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on:
Investments	372,614	783,985	360,880	212,300
Futures contracts	(394,709)	(320,174)	(109,151)	(59,311)

Total	(22,095)	463,811	251,729	152,989

Net change in unrealized appreciation (depreciation) on:
Investments	(1,376,049)	(1,119,352)	134,658	(268,310)
Futures contracts	86,247	48,521	36,972	22,528

Total	(1,289,802)	(1,070,831)	171,630	(245,782)

Net realized and unrealized gain (loss)	(1,311,897)	(607,020)	423,359	(92,793)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,020,994)	$(269,256)	$440,003	$(94,505)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund

	Period Ended September 30, 2010	Year Ended March 31, 2010	Period Ended September 30, 2010	Year Ended March 31, 2010

	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$(59,672)	$312,348	$1,011,558	$2,779,177
Net realized gain (loss) on investment transactions	1,573,335	4,409,401	(2,950,639)	(2,108,925)
Change in unrealized appreciation (depreciation)
on investments	(4,314,090)	83,338,456	(3,986,809)	91,198,734

Net increase (decrease) in net assets resulting from
operations	(2,800,427)	88,060,205	$(5,925,890)	91,868,986

CAPITAL SHARE TRANSACTIONS:
Shares sold	16,568,997	44,507,131	16,441,055	47,486,766
Shares issued to holders in reinvestment of dividends	—	436,737	—	3,205,994
Shares redeemed	(31,136,324)	(128,118,332)	(30,195,595)	(118,909,177)

Net decrease	(14,567,327)	(83,174,464)	(13,754,540)	(68,216,417)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income	—	(312,348)	—	(3,205,994)
Return of capital	—	(124,389)	—	—

Total dividends and distributions	—	(436,737)	—	(3,205,994)

INCREASE (DECREASE) IN NET ASSETS	(17,367,754)	4,449,004	$(19,680,430)	20,446,575
NET ASSETS:
Beginning of period	$207,928,223	$203,479,219	$200,627,939	$180,181,364

End of period (including undistributed net investment
income (loss) of ($56,518), ($119,204), $1,604,101
and $592,601, respectively)	$190,560,469	$207,928,223	$180,947,509	$200,627,939

CHANGES IN SHARES OUTSTANDING
Shares sold	2,078,934	6,098,350	2,313,605	7,400,493
Shares issued to holders in reinvestment of dividends	—	54,456	—	449,019
Shares redeemed	(3,931,909)	(17,316,881)	(4,275,521)	(18,007,928)

Net decrease	(1,852,975)	(11,164,075)	(1,961,916)	(10,158,416)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund

	Period Ended September 30, 2010	Year Ended March 31, 2010	Period Ended September 30, 2010	Year Ended March 31, 2010

	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$(187,539)	$(235,330)	$(123,437)	$10,344
Net realized gain (loss) on investment transactions	1,542,841	12,129,280	2,345,388	(3,476,667)
Change in unrealized appreciation (depreciation) on
investments	(1,823,371)	10,338,185	(2,900,681)	29,747,497

Net increase (decrease) in net assets resulting from
operations	(468,069)	22,232,135	(678,730)	26,281,174

CAPITAL SHARE TRANSACTIONS:
Shares sold	2,770,304	8,347,866	3,046,194	10,261,480
Shares issued to holders in reinvestment of dividends	—	—	—	132,181
Shares redeemed	(6,510,922)	(36,927,371)	(6,899,208)	(39,072,820)

Net decrease	(3,740,618)	(28,579,505)	(3,853,014)	(28,679,159)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income	—	—	—	(10,573)
Return of Capital	—	—	—	(121,608)

Total dividends and distributions	—	—	—	(132,181)

DECREASE IN NET ASSETS	(4,208,687)	(6,347,370)	(4,531,744)	(2,530,166)
NET ASSETS:
Beginning of period	$40,250,186	46,597,556	$42,649,488	45,179,654

End of period (including undistributed net investment
income (loss) of ($187,539), ($188,935), $1,167
and $2,996, respectively)	$36,041,499	$40,250,186	$38,117,744	$42,649,488

CHANGES IN SHARES OUTSTANDING
Shares sold	375,244	1,323,101	330,213	1,379,226
Shares issued to holders in reinvestment of dividends	—	—	—	15,388
Shares redeemed	(897,896)	(5,581,633)	(752,178)	(4,821,360)

Net decrease	(522,652)	(4,258,532)	(421,965)	(3,426,746)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Equity Fund		Real Estate Securities Fund

	Period Ended September 30, 2010	Year Ended March 31, 2010	Period Ended September 30, 2010	Year Ended March 31, 2010

	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$2,718,104	$5,210,496	$165,378	$751,911
Net realized gain (loss) on investment transactions	2,028,521	8,671,862	1,020,125	(675,534)
Change in unrealized appreciation (depreciation) on
investments	(11,311,487)	74,687,118	3,252,491	27,080,180

Net increase (decrease) in net assets resulting from
operations	(6,564,862)	88,569,476	4,437,994	27,156,557

CAPITAL SHARE TRANSACTIONS:
Shares sold	32,473,859	80,322,291	4,736,762	19,760,246
Shares issued to holders in reinvestment of dividends	—	6,512,687	—	744,733
Shares redeemed	(42,718,046)	(122,609,399)	(10,341,184)	(42,120,324)

Net decrease	(10,244,187)	(35,774,421)	(5,604,422)	(21,615,345)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income	—	(6,512,687)	—	(744,733)

Total dividends and distributions	—	(6,512,687)	—	(744,733)

INCREASE (DECREASE) IN NET ASSETS	(16,809,049)	46,282,368	(1,166,428)	4,796,479
NET ASSETS:
Beginning of period	$269,621,569	$223,339,201	$50,978,157	$46,181,678

End of period (including undistributed net investment
income of $6,794,021, $5,210,496, $200,916 and
$7,178, respectively)	$252,812,520	$269,621,569	$49,811,729	$50,978,157

CHANGES IN SHARES OUTSTANDING
Shares sold	4,379,877	10,502,217	2,206,056	2,206,056
Shares issued to holders in reinvestment of dividends	—	806,026	79,993	79,993
Shares redeemed	(5,843,011)	(16,141,843)	(6,204,761)	(6,204,761)

Net decrease	(1,463,134)	(4,833,600)	(3,918,712)	(3,918,712)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tax-Exempt Fixed Income Fund		Core Plus Fixed Income Fund

	Period Ended September 30, 2010	Year Ended March 31, 2010	Period Ended September 30, 2010	Year Ended March 31, 2010

	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$3,137,120	$6,285,614	$7,048,838	$20,182,608
Net realized gain (loss) on investment transactions	735,211	277,209	(4,589,272)	(1,787,494)
Change in unrealized appreciation on investments	6,640,617	11,510,912	31,312,602	75,677,641

Net increase in net assets resulting from operations	10,512,948	18,073,735	33,772,168	94,072,755

CAPITAL SHARE TRANSACTIONS:
Shares sold	27,036,189	85,249,245	84,498,442	229,127,655
Shares issued to holders in reinvestment of dividends	3,218,284	6,165,984	9,075,613	19,827,926
Shares redeemed	(37,615,028)	(101,573,939)	(84,940,664)	(279,687,960)

Net increase (decrease)	(7,360,555)	(10,158,710)	8,633,391	(30,732,379)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income	(3,218,668)	(6,165,984)	(9,075,942)	(19,828,054)

Total dividends and distributions	(3,218,668)	(6,165,984)	(9,075,942)	(19,828,054)

INCREASE (DECREASE) IN NET ASSETS	(66,275)	1,749,041	33,329,617	43,512,322
NET ASSETS:
Beginning of period	$195,328,951	193,579,910	$547,963,751	504,451,429

End of period (including undistributed net investment
income of $136,862, $218,410, $262,625 and
$2,289,729, respectively)	$195,262,676	$195,328,951	$581,293,368	$547,963,751

CHANGES IN SHARES OUTSTANDING
Shares sold	2,415,261	7,880,178	9,053,982	26,228,305
Shares issued to holders in reinvestment of dividends	287,964	569,272	973,964	2,270,155
Shares redeemed	(3,366,214)	(9,440,467)	(9,125,165)	(31,956,596)

Net decrease	(662,989)	(991,017)	902,781	(3,458,136)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Enhanced Fundamental Index® Large Company Growth Fund		Enhanced Fundamental Index® Large Company Value Fund

	Period Ended September 30, 2010	Year Ended March 31, 2010	Period Ended September 30, 2010	Year Ended March 31, 2010

	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$290,903	$581,715	$337,764	$519,590
Net realized gain (loss) on investment transactions	(22,095)	(3,974,385)	463,811	(2,107,423)
Change in unrealized appreciation (depreciation) on investments	(1,289,802)	24,908,983	(1,070,831)	28,148,147

Net increase (decrease) in net assets resulting from operations	(1,020,994)	21,516,313	(269,256)	26,560,314

CAPITAL SHARE TRANSACTIONS:
Shares sold	17,583,790	31,166,944	13,016,173	22,705,815
Shares issued to holders in reinvestment of dividends	—	630,394	—	671,533
Shares redeemed	(10,312,590)	(27,721,788)	(8,134,943)	(29,880,501)

Net increase (decrease)	7,271,200	4,075,550	4,881,230	(6,503,153)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(630,394)	—	(671,533)

Total dividends and distributions	—	(630,394)	—	(671,533)

INCREASE IN NET ASSETS	6,250,206	24,961,469	4,611,974	19,385,628
NET ASSETS:
Beginning of period	$70,791,646	45,830,177	$56,333,942	36,948,314

End of period (including undistributed net investment income of $418,200, $127,195, $463,764 and $126,000, respectively)	$77,041,852	$70,791,646	$60,945,916	$56,333,942

CHANGES IN SHARES OUTSTANDING
Shares sold	1,997,516	3,781,334	1,754,291	3,437,719
Shares issued to holders in reinvestment of dividends	—	70,751	—	94,316
Shares redeemed	(1,181,785)	(3,400,284)	(1,109,904)	(4,659,346)

Net increase (decrease)	815,731	451,801	644,387	(1,127,311)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Enhanced Fundamental Index® Small Company Growth Fund		Enhanced Fundamental Index® Small Company Value Fund

	Period Ended September 30, 2010	Year Ended March 31, 2010	Period Ended September 30, 2010	Year Ended March 31, 2010

	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$16,644	$(2,474)	$(1,712)	$310
Net realized gain on investment transactions	251,729	1,652,242	152,989	1,002,461
Change in unrealized appreciation (depreciation) on investments	171,630	5,949,489	(245,782)	4,368,275

Net increase (decrease) in net assets resulting from operations	440,003	7,599,257	(94,505)	5,371,046

CAPITAL SHARE TRANSACTIONS:
Shares sold	3,990,500	6,273,047	1,543,881	3,034,857
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	(2,270,131)	(9,421,747)	(1,390,024)	(6,402,256)

Net increase (decrease)	1,720,369	(3,148,700)	153,857	(3,367,399)

INCREASE IN NET ASSETS	2,160,372	4,450,557	59,352	2,003,647
NET ASSETS:
Beginning of period	$15,051,256	10,600,699	$7,847,605	5,843,958

End of period (including undistributed net investment income (loss) of $16,847, ($2,091), $609 and $889, respectively)	$17,211,628	$15,051,256	$7,906,957	$7,847,605

CHANGES IN SHARES OUTSTANDING
Shares sold	399,317	735,301	189,788	449,545
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	(227,277)	(1,083,105)	(175,400)	(915,553)

Net increase (decrease)	172,040	(347,804)	14,388	(466,008)

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Growth Fund

	Period Ended September 30, 2010		Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.41		$5.67	$8.81	$9.62	$9.95	$9.20

Income from investment operations:
Net investment income (loss)	0.00		0.01	0.00	(0.01)	(0.02)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.07)		2.75	(3.14)	(0.30)	(0.06)	0.78

Total from investment operations	(0.07)		2.76	(3.14)	(0.31)	(0.08)	0.75

Less distributions:
Dividends from net investment income	—		(0.01)	—	—	—	—
Dividends from net realized gains	—		—	— *	(0.50)	(0.25)	—
Return of capital	—		(0.01)	—	—	—	—

Total distributions	—		(0.02)	—	(0.50)	(0.25)	—

Net asset value, end of period	$8.34		$8.41	$5.67	$8.81	$9.62	$9.95

Total return	–0.83	%(1)	48.60%	–35.63%	–3.88%	–0.80%	8.15	%(1)

Supplemental data and ratios:
Net assets, end of period	$190,560,469		$207,928,223	$203,479,219	$649,307,452	$753,638,303	$653,921,538

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.48	%(2)	1.46%	1.40%	1.33%	1.33%	1.35	%(2)
After expense reimbursement (recapture) and securities lending credit	1.45	%(2)	1.41%	1.27%	1.28%	1.31%	1.32	%(2)

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	–0.09	%(2)	0.09%	–0.15%	–0.15%	–0.27%	–0.38	%(2)
After expense reimbursement (recapture) and securities lending credit	–0.06	%(2)	0.14%	–0.02%	–0.10%	–0.25%	–0.35	%(2)

Portfolio turnover rate	31.65%		69.83%	98.67%	62.86%	142.66%	72.34%

(1)	Not Annualized.
(2)	Annualized
*	Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund

	Period Ended September 30, 2010		Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$7.44		$4.85	$9.85	$12.34	$11.77	$11.24

Income from investment operations:
Net investment income	0.04		0.10	0.19	0.15	0.14	0.07
Net realized and unrealized gains (losses) on investments	(0.24)		2.60	(4.99)	(1.55)	1.67	0.79

Total from investment operations	(0.20)		2.70	(4.80)	(1.40)	1.81	0.86

Less distributions:
Dividends from net investment income	—		(0.11)	(0.20)	(0.14)	(0.14)	(0.07)
Dividends from net realized gains	—		—	— *	(0.95)	(1.10)	(0.26)

Total distributions	—		(0.11)	(0.20)	(1.09)	(1.24)	(0.33)

Net asset value, end of period	$7.24		$7.44	$4.85	$9.85	$12.34	$11.77

Total return	–2.69	%(1)	55.37%	–48.85%	–12.23%	15.32%	7.85	%(1)

Supplemental data and ratios:
Net assets, end of period	$180,947,509		$200,627,939	$180,181,364	$574,388,589	$682,408,978	$660,129,983

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.46	%(2)	1.44%	1.38%	1.33%	1.32%	1.36	%(2)
After expense reimbursement (recapture) and securities lending credit	1.44	%(2)	1.40%	1.22%	1.28%	1.28%	1.30	%(2)

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.08	%(2)	1.27%	1.60%	1.16%	1.00%	0.86	%(2)
After expense reimbursement (recapture) and securities lending credit	1.10	%(2)	1.31%	1.76%	1.21%	1.04%	0.92	%(2)

Portfolio turnover rate	8.56%		26.85%	58.45%	40.54%	30.25%	64.61%

(1)	Not Annualized.
(2)	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Growth Fund

	Period Ended September 30, 2010		Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$7.67		$4.90	$8.05	$10.65	$10.60	$9.56

Income from investment operations:
Net investment loss	(0.04)		(0.04)	(0.06)	(0.09)	(0.07)	(0.06)
Net realized and unrealized gains (losses) on investments	(0.03)		2.81	(3.08)	(0.69)	0.56	1.95

Total from investment operations	(0.07)		2.77	(3.14)	(0.78)	0.49	1.89

Less distributions:
Dividends from net realized gains	—		—	(0.01)	(1.82)	(0.44)	(0.85)

Total distributions	—		—	(0.01)	(1.82)	(0.44)	(0.85)

Net asset value, end of period	$7.60		$7.67	$4.90	$8.05	$10.65	$10.60

Total return	–0.91	%(1)	56.53%	–38.98%	–10.31%	4.84%	20.82	%(1)

Supplemental data and ratios:
Net assets, end of period	$36,041,499		$40,250,186	$46,597,556	$126,534,805	$171,403,932	$215,514,988

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.69	%(2)	1.65%	1.54%	1.44%	1.43%	1.43	%(2)
After expense reimbursement (recapture) and securities lending credit	1.59	%(2)	1.50%	1.26%	1.29%	1.37%	1.38	%(2)

Ratio of net investment (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	–1.12	%(2)	–0.62%	–1.01%	–0.99%	–0.75%	–0.92	%(2)
After expense reimbursement (recapture) and securities lending credit	–1.02	%(2)	–0.47%	–0.73%	–0.84%	–0.69%	–0.87	%(2)

Portfolio turnover rate	103.67%		209.03%	219.24%	209.64%	213.08%	180.64%

(1)	Not Annualized.
(2)	Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund

	Period Ended September 30, 2010		Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.46		$5.69	$9.24	$11.95	$14.41	$13.89

Income from investment operations:
Net investment income (loss)	(0.03)		0.01	0.08	0.08	0.31	(0.04)
Net realized and unrealized gains (losses) on investments	(0.10)		3.78	(3.56)	(2.36)	0.81	1.52

Total from investment operations	(0.13)		3.79	(3.48)	(2.28)	1.12	1.48

Less distributions:
Dividends from net investment income	—		— *	(0.07)	(0.08)	(0.31)	—
Dividends from net realized gains	—		—	—	(0.35)	(3.27)	(0.96)
Return of capital	—		(0.02)	— *	— *	—	—

Total distributions	—		(0.02)	(0.07)	(0.43)	(3.58)	(0.96)

Net asset value, end of period	$9.33		$9.46	$5.69	$9.24	$11.95	$14.41

Total return	–1.37	%(1)	66.39%	–37.59%	–19.47%	7.63%	11.18	%(1)

Supplemental data and ratios:
Net assets, end of period	$38,117,744		$42,649,488	$45,179,654	$99,548,384	$110,079,540	$185,589,680

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.64	%(2)	1.67%	1.59%	1.48%	1.47%	1.55	%(2)
After expense reimbursement (recapture) and securities lending credit	1.59	%(2)	1.59%	1.28%	1.40%	1.41%	1.53	%(2)

Ratio of net investment gain (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	–0.68	%(2)	–0.06%	0.58%	0.61%	1.68%	–0.45	%(2)
After expense reimbursement (recapture) and securities lending credit	–0.63	%(2)	0.02%	0.89%	0.69%	1.75%	–0.43	%(2)

Portfolio turnover rate	25.33%		52.31%	65.97%	127.62%	174.94%	72.42%

(1)	Not Annualized.
(2)	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	International Equity Fund

	Period Ended September 30, 2010		Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.01		$5.80	$11.96	$14.73	$14.06	$11.79

Income from investment operations:
Net investment income (loss)	0.09		0.20	0.25	0.13	0.16	(0.01)
Net realized and unrealized gains (losses) on investments	(0.25)		2.22	(6.26)	(0.44)	2.24	3.40

Total from investment operations	(0.16)		2.42	(6.01)	(0.31)	2.40	3.39

Less distributions:
Dividends from net investment income	—		(0.21)	(0.07)	(0.14)	(0.18)	(0.15)
Dividends from net realized gains	—		—	(0.08)	(2.32)	(1.55)	(0.97)

Total distributions	—		(0.21)	(0.15)	(2.46)	(1.73)	(1.12)

Net asset value, end of period	$7.85		$8.01	$5.80	$11.96	$14.73	$14.06

Total return	–1.87	%(1)	41.68%	–50.42%	–3.85%	17.65%	29.75	%(1)

Supplemental data and ratios:
Net assets, end of period	$252,812,520		$269,621,569	$223,339,201	$681,622,030	$779,422,324	$612,288,218

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.54	%(2)	1.53%	1.53%	1.43%	1.39%	1.38	%(2)
After expense reimbursement (recapture) and securities lending credit	1.54	%(2)	1.53%	1.52%	1.42%	1.37%	1.34	%(2)

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.23	%(2)	2.01%	1.94%	0.87%	0.95%	–0.16	%(2)
After expense reimbursement (recapture) and securities lending credit	2.23	%(2)	2.01%	1.95%	0.88%	0.97%	–0.12	%(2)

Portfolio turnover rate	22.17%		65.33%	144.98%	119.13%	89.16%	66.98%

(1)	Not Annualized.
(2)	Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Real Estate Securities Fund

	Period Ended September 30, 2010		Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$10.11		$5.15	$13.83	$20.91	$18.46	$17.31

Income from investment operations:
Net investment income	0.04		0.19	0.15	0.43	0.16	0.33
Net realized and unrealized gains (losses)
on investments	0.91		4.96	(8.77)	(4.58)	3.84	3.27

Total from investment operations	0.95		5.15	(8.62)	(4.15)	4.00	3.60

Less distributions:
Dividends from net investment income	—		(0.19)	(0.06)	(0.21)	(0.25)	(0.32)
Dividends from net realized gains	—		—	—	(2.68)	(1.30)	(2.13)
Return of capital	—		—	—	(0.04)	—	—

Total distributions	—		(0.19)	(0.06)	(2.93)	(1.55)	(2.45)

Net asset value, end of period	$11.06		$10.11	$5.15	$13.83	$20.91	$18.46

Total return	9.40	%(1)	100.30%	–62.46%	–19.74%	21.96%	22.94	%(1)

Supplemental data and ratios:
Net assets, end of period	$49,811,729		$50,978,157	$46,181,678	$82,124,778	$117,462,121	$89,616,046

Ratio of expenses to average net assets
Before expense reimbursement
(recapture) and securities lending credit	1.53	%(2)	1.61%	1.69%	1.52%	1.49%	1.51	%(2)
After expense reimbursement/
(recapture) and securities lending credit	1.49	%(2)	1.49%	1.49%	1.46%	1.46%	1.49	%(2)

Ratio of net investment income to
average net assets
Before expense reimbursement
(recapture) and securities lending credit	0.61	%(2)	1.97%	2.52%	0.99%	0.67%	2.46	%(2)
After expense reimbursement/
(recapture) and securities lending credit	0.65	%(2)	2.09%	2.72%	1.05%	0.70%	2.48	%(2)

Portfolio turnover rate	17.09%		78.39%	126.60%	81.59%	43.86%	41.09%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund

	Period Ended September 30, 2010		Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

	(Unaudited)

Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$10.94		$10.27	$10.64	$10.92	$10.77	$11.01

Income from investment operations:
Net investment income	0.18		0.36	0.34	0.31	0.27	0.17
Net realized and unrealized gains (losses)
on investments	0.43		0.66	(0.37)	(0.28)	0.15	(0.24)

Total from investment operations	0.61		1.02	(0.03)	0.03	0.42	(0.07)

Less distributions:
Dividends from net investment income	(0.19)		(0.35)	(0.34)	(0.31)	(0.27)	(0.17)
Dividends from net realized gains	—		—	—	—	—	—

Total distributions	(0.19)		(0.35)	(0.34)	(0.31)	(0.27)	(0.17)

Net asset value, end of period	$11.36		$10.94	$10.27	$10.64	$10.92	$10.77

Total return	5.59	%(1)	10.06%	–0.25%	0.28%	3.92%	–0.64	%(1)

Supplemental data and ratios:
Net assets, end of period	$195,262,676		$195,328,951	$193,579,910	$257,440,133	$247,841,846	$213,170,198

Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.31	%(2)	1.30%	1.30%	1.23%	1.28%	1.29	%(2)
After expense reimbursement (recapture)	1.29	%(2)	1.29%	1.29%	1.23%	1.28%	1.29	%(2)

Ratio of net investment income to
average net assets
Before expense reimbursement (recapture)	3.20	%(2)	3.30%	3.09%	2.93%	2.53%	2.15	%(2)
After expense reimbursement (recapture)	3.22	%(2)	3.31%	3.10%	2.93%	2.53%	2.15	%(2)

Portfolio turnover rate	17.05%		57.44%	44.37%	66.26%	50.36%	14.61%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Core Plus Fixed Income Fund

	Period Ended September 30, 2010		Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

	(Unaudited)

Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$9.10		$7.92	$9.20	$9.27	$9.11	$10.73

Income from investment operations:
Net investment income	0.12		0.33	0.41	0.41	0.38	0.34
Net realized and unrealized gains (losses)
on investments	0.44		1.17	(1.11)	(0.06)	0.15	(0.39)

Total from investment operations	0.56		1.50	(0.70)	0.35	0.53	(0.05)

Less distributions:
Dividends from net investment income	(0.15)		(0.32)	(0.40)	(0.41)	(0.37)	(0.26)
Dividends from net realized gains	—		—	(0.18)	(0.01)	—	(0.08)
Return of Capital	—		—	—	—	—	(1.23)

Total distributions	(0.15)		(0.32)	(0.58)	(0.42)	(0.37)	(1.57)

Net asset value, end of period	$9.51		$9.10	$7.92	$9.20	$9.27	$9.11

Total return	6.21	%(1)	19.21%	–7.57%	3.87%	5.96%	–0.48	%(1)

Supplemental data and ratios:
Net assets, end of period	$581,293,368		$547,963,751	$504,451,429	$804,085,918	$716,017,829	$612,841,433

Ratio of expenses to average net assets
Before expense reimbursement
(recapture) and securities lending credit	1.27	%(2)	1.28%	1.26%	1.18%	1.16%	1.19	%(2)
After expense reimbursement
(recapture) and securities lending credit	1.26	%(2)	1.25%	1.18%	1.13%	1.14%	1.16	%(2)

Ratio of net investment income to
average net assets
Before expense reimbursement
(recapture) and securities lending credit	2.50	%(2)	3.71%	4.54%	4.37%	4.14%	3.43	%(2)
After expense reimbursement
(recapture) and securities lending credit	2.51	%(2)	3.74%	4.62%	4.42%	4.16%	3.47	%(2)

Portfolio turnover rate	169.46%		224.89%	261.77%	307.52%	280.55%	261.52%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Enhanced Fundamental Index® Large Company Growth Fund

	Period Ended September 30, 2010		Year Ended March 31, 2010	Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008

	(Unaudited)
Per share data for a share of capital stock outstanding
for the entire period and selected information for the
period are as follows:
Net asset value, beginning of period	$9.27		$6.38	$9.63	$10.00

Income from investment operations:
Net investment income	0.03		0.08	0.09	0.04
Net realized and unrealized gains (losses)
on investments	(0.18)		2.90	(3.26)	(0.38)

Total from investment operations	(0.15)		2.98	(3.17)	(0.34)

Less distributions:
Dividends from net investment income	—		(0.09)	(0.08)	(0.02)
Dividends from net realized gains	—		—	—	(0.01)

Total distributions	—		(0.09)	(0.08)	(0.03)

Net asset value, end of period	$9.12		$9.27	$6.38	$9.63

Total return	–1.62	%(2)	46.70%	–32.99%	–3.40	%(2)

Supplemental data and ratios:
Net assets, end of period	$77,041,852		$70,791,646	$45,830,177	$67,546,939

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.45	%(3)	1.50%	1.50%	1.82	%(3)
After expense reimbursement (recapture) and before securities lending credit	1.24	%(3)	1.25%	1.26%	1.22	%(3)
After expense reimbursement (recapture) and securities lending credit	1.22	%(3)	1.22%	1.22%	1.22	%(3)

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.59	%(3)	0.70%	0.73%	0.28	%(3)
After expense reimbursement (recapture) and securities lending credit	0.82	%(3)	0.98%	1.01%	0.88	%(3)

Portfolio turnover rate	7.33%		78.10%	98.22%	22.70%

(1) Commencement of Operations.
(2) Not Annualized.
(3) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Enhanced Fundamental Index® Large Company Value Fund

	Period Ended September 30, 2010		Year Ended March 31, 2010	Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008

	(Unaudited)
Per share data for a share of capital stock outstanding
for the entire period and selected information for the
period are as follows:
Net asset value, beginning of period	$7.72		$4.39	$8.49	$10.00

Income from investment operations:
Net investment income	0.04		0.07	0.14	0.07
Net realized and unrealized gains (losses)
on investments	(0.08)		3.35	(4.10)	(1.53)

Total from investment operations	(0.04)		3.42	(3.96)	(1.46)

Less distributions:
Dividends from net investment income	—		(0.09)	(0.14)	(0.04)
Dividends from net realized gains	—		—	—	(0.01)

Total distributions	—		(0.09)	(0.14)	(0.05)

Net asset value, end of period	$7.68		$7.72	$4.39	$8.49

Total return	–0.52	%(2)	78.09%	–46.83%	–14.73	%(2)

Supplemental data and ratios:
Net assets, end of period	$60,945,916		$56,333,942	$36,948,314	$54,697,080

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.48	%(3)	1.52%	1.51%	1.92	%(3)
After expense reimbursement (recapture) and before securities lending credit	1.29	%(3)	1.55%	1.40%	1.22	%(3)
After expense reimbursement (recapture) and securities lending credit	1.22	%(3)	1.22%	1.22%	1.22	%(3)

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.93	%(3)	0.75%	2.03%	1.21	%(3)
After expense reimbursement (recapture) and securities lending credit	1.19	%(3)	1.05%	2.32%	1.91	%(3)

Portfolio turnover rate	9.25%		83.43%	104.24%	7.67%

(1) Commencement of Operations.
(2) Not Annualized.
(3) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Enhanced Fundamental Index® Small Company Growth Fund

	Period Ended September 30, 2010		Year Ended March 31, 2010	Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.22		$5.82	$9.10	$10.00

Income from investment operations:
Net investment income (loss)	0.01		—	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	0.24		4.40	(3.27)	(0.87)

Total from investment operations	0.25		4.40	(3.28)	(0.88)

Less distributions:
Dividends from net investment income	—		—	—	—
Dividends from net realized gains	—		—	—	(0.02)
Return of Capital	—		—	—	—	*

Total distributions	—		—	—	(0.02)

Net asset value, end of period	$10.47		$10.22	$5.82	$9.10

Total return	2.45	%(2)	75.60%	–36.04%	–8.80	%(2)

Supplemental data and ratios:
Net assets, end of period	$17,211,628		$15,051,256	$10,600,699	$12,610,898

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.75	%(3)	1.85%	1.85%	3.55	%(3)
After expense reimbursement (recapture) and before securities lending credit	1.32	%(3)	1.32%	1.36%	1.22	%(3)
After expense reimbursement (recapture) and securities lending credit	1.22	%(3)	1.22%	1.22%	1.22%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	–0.32	%(3)	–0.65%	–0.79%	–2.62	%(3)
After expense reimbursement (recapture) and securities lending credit	0.21	%(3)	–0.02%	–0.16%	–0.29	%(3)

Portfolio turnover rate	14.52%		90.34%	122.95%	11.86%

(1)	Commencement of Operations.
(2)	Not Annualized.
(3)	Annualized.
*	Amount represents less than $0.01 per share.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Enhanced Fundamental Index® Small Company Value Fund

	Period Ended September 30, 2010		Year Ended March 31, 2010	Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.27		$4.13	$8.33	$10.00

Income from investment operations:
Net investment income	—		—	0.05	0.05
Net realized and unrealized gains (losses) on investments	(0.06)		4.14	(4.17)	(1.67)

Total from investment operations	(0.06)		4.14	(4.12)	(1.62)

Less distributions:
Dividends from net investment income	—		—	(0.07)	(0.03)
Dividends from net realized gains	—		—	—	(0.02)
Return of Capital	—		—	(0.01)	—

Total distributions	—		—	(0.08)	(0.05)

Net asset value, end of period	$8.21		$8.27	$4.13	$8.33

Total return	–0.73	%(2)	100.24%	–49.62%	–16.27	%(2)

Supplemental data and ratios:
Net assets, end of period	$7,906,957		$7,847,605	$5,843,958	$6,045,461

Ratio of expenses to average net assets

Before expense reimbursement (recapture) and securities lending credit	2.09	%(3)	2.04%	2.15%	6.30	%(3)
After expense reimbursement (recapture) and before securities lending credit	1.98	%(3)	1.51%	1.42%	1.22	%(3)
After expense reimbursement (recapture) and securities lending credit	1.22	%(3)	1.22%	1.22%	1.22	%(3)

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	–0.92	%(3)	–0.82%	0.06%	–3.72	%(3)
After expense reimbursement (recapture) and securities lending credit	–0.04	%(3)	0.00%	0.99%	1.36	%(3)

Portfolio turnover rate	21.56%		110.46%	112.49%	16.18%

(1)	Commencement of Operations.
(2)	Not Annualized.
(3)	Annualized.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2010 (Unaudited)

1.	Organization

AssetMark Funds (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twelve funds (the “Funds”). The following funds are diversified: AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index® Large Company Growth Fund, AssetMark Enhanced Fundamental Index® Large Company Value Fund, AssetMark Enhanced Fundamental Index® Small Company Growth Fund, and AssetMark Enhanced Fundamental Index® Small Company Value Fund. The AssetMark Real Estate Securities Fund is non-diversified. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Enhanced Fundamental Index® Funds commenced operations on August 9, 2007. The other eight Funds commenced operations on June 29, 2001.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principals (“GAAP”).

(a) Investment Valuation

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed-income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term investments having a maturity of less than 60 days are valued at amortized cost.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation.

Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value as determined by the Valuation Committee. Securities for which no market prices are readily available will be valued at their fair value as determined by the Valuation Committee under procedures adopted by the Board of Trustees.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2010:

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

AssetMark Large Cap Growth Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$26,607,266	$—	$—	$26,607,266
Consumer Staples	17,670,096	—	—	17,670,096
Energy	17,576,610	—	—	17,576,610
Financials	11,866,591	—	—	11,866,591
Health Care	22,080,598	—	—	22,080,598
Industrials	27,259,822	—	—	27,259,822
Information Technology	58,059,008	—	—	58,059,008
Materials	5,424,761	—	—	5,424,761
Telecommunication Services	838,614	—	—	838,614
Utilities	1,362,112			1,362,112

Total Equity	188,745,478	—	—	188,745,478
Short Term Investments	1,535,141	—	—	1,535,141
Investments Purchased as Securities
Lending Collateral	51,903,296	—	314	51,903,610

Total Investments in Securities	$242,183,915	$—	$314	$242,184,229

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Investments in Securities

Balance as of March 31, 2010				$6,799,634
Accrued discounts/(amortization of premiums), net				—
Realized loss				(6,962,561)
Change in unrealized appreciation				5,452,925
Net sales				(5,289,684)
Transfers in and/or (out) of Level 3				—

Balance as of September 30, 2010				$314

Change in unrealized appreciation during the period for Level 3 investments held at September 30, 2010.				$27,524

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

AssetMark Large Cap Value Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$9,444,582	$—	$—	$9,444,582
Consumer Staples	24,120,730	—	—	24,120,730
Energy	29,674,310	—	—	29,674,310
Financials	37,950,577	—	—	37,950,577
Health Care	28,313,524	—	—	28,313,524
Industrials	14,262,385	—	—	14,262,385
Information Technology	14,498,254	—	—	14,498,254
Materials	4,620,003	—	—	4,620,003
Telecommunication Services	6,585,077	—	—	6,585,077
Utilities	6,380,713	—	—	6,380,713

Total Equity	175,850,155	—	—	175,850,155
Short Term Investments	5,022,259	—	—	5,022,259
Investments Purchased as Securities
Lending Collateral	36,392,426	—	359	36,392,785

Total Investments in Securities	$217,264,840	$—	$359	$217,265,199

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Investments in Securities

Balance as of March 31, 2010				$6,234,228
Accrued discounts/(amortization of premiums), net				—
Realized loss				(6,383,606)
Change in unrealized appreciation				5,005,758
Net sales				(4,856,021)
Transfers in and/or (out) of Level 3				—

Balance as of September 30, 2010				$359

Change in unrealized appreciation during the period for Level 3 investments held at September 30, 2010.				$31,494

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

AssetMark Small/Mid Cap Growth Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$6,703,203	$—	$—	$6,703,203
Consumer Staples	1,898,412	—	—	1,898,412
Energy	1,543,785	—	—	1,543,785
Financials	2,556,876	—	—	2,556,876
Health Care	5,044,017	—	—	5,044,017
Industrials	5,639,277	—	—	5,639,277
Information Technology	10,119,702	—	—	10,119,702
Materials	1,579,483	—	—	1,579,483
Telecommunication Services	418,833	—	—	418,833
Utilities	494,670	—	—	494,670

Total Equity	35,998,258	—	—	35,998,258
Short Term Investments	246,381	—	—	246,381
Investments Purchased as Securities
Lending Collateral	12,648,170	—	97	12,648,267

Total Investments in Securities	$48,892,809	$—	$97	$48,892,906

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$1,661,804
Accrued discounts/(amortization of premiums), net	—
Realized loss	(1,701,623)
Change in unrealized appreciation	1,334,411
Net sales	(1,294,495)
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2010	$97

Change in unrealized appreciation during the period
for Level 3 investments held at September 30, 2010.	$8,463

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

AssetMark Small/Mid Cap Value Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$4,676,155	$—	$—	$4,676,155
Consumer Staples	929,673	—	—	929,673
Energy	3,166,548	—	—	3,166,548
Financials	12,408,997	—	—	12,408,997
Health Care	2,188,155	—	—	2,188,155
Industrials	4,573,838	—	—	4,573,838
Information Technology	3,812,141	—	—	3,812,141
Materials	2,452,484	—	—	2,452,484
Utilities	2,648,435	—	—	2,648,435

Total Equity	36,856,426	—	—	36,856,426
Short Term Investments	1,409,406	—	—	1,409,406
Investments Purchased as Securities
Lending Collateral	10,986,701	—	98	10,986,799

Total Investments in Securities	$49,252,533	$—	$98	$49,252,631

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$971,026
Accrued discounts/(amortization of premiums), net	—
Realized loss	(994,292)
Change in unrealized appreciation	783,343
Net sales	(759,979)
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2010	$98

Change in unrealized appreciation during the period
for Level 3 investments held at September 30, 2010.	$8,567

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

AssetMark International Equity Fund

Equity	Level 1	Level 2	Level 3	Total

Africa	$2,824,950	$—	$—	$2,824,950
Asia	7,834,307	67,774,605	—	75,608,912
Australia	—	16,814,623	—	16,814,623
Europe	—	144,638,050	—	144,638,050
North America	6,274,473	—	—	6,274,473
South America	1,602,039	—	—	1,602,039

Total Equity	18,535,769	229,227,278	—	247,763,047
Short Term Investments	2,367,484	—	—	2,367,484
Investments Purchased as Securities
Lending Collateral	—	—	86	86

Total Investments in Securities	$20,903,253	$229,227,278	$86	$250,130,617

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$983,317
Accrued discounts/(amortization of premiums), net	—
Realized loss	(1,006,878)
Change in unrealized appreciation	792,088
Net sales	(768,441)
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2010	$86

Change in unrealized appreciation during the period
for Level 3 investments held at September 30, 2010.	$7,504

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

AssetMark Real Estate Securities Fund

Equity	Level 1	Level 2	Level 3	Total

Common Stocks	$418,824	$—	$—	$418,824
Real Estate Investment Trusts	48,680,085	—	—	48,680,085

Total Equity	49,098,909	—	—	49,098,909
Short Term Investments	820,030	—	—	820,030
Investments Purchased as Securities
Lending Collateral	16,616,333	—	55	16,616,388

Total Investments in Securities	$66,535,272	$—	$55	$66,535,327

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$914,484
Accrued discounts/(amortization of premiums), net	—
Realized loss	(936,397)
Change in unrealized appreciation	734,470
Net sales	(712,502)
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2010	$55

Change in unrealized appreciation during the period
for Level 3 investments held at September 30, 2010.	$4,806

AssetMark Tax-Exempt Fixed Income Fund

Fixed Income	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$192,051,750	$—	$192,051,750

Total Fixed Income	—	192,051,750	—	192,051,750
Short Term Investments	420,982	—	—	420,982

Total Investments in Securities	$420,982	$192,051,750	$—	$192,472,732

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

            AssetMark Core Plus Fixed Income Fund

Equity	Level 1	Level 2	Level 3		Total

Convertible Preferred Stock	$—	$110,153	$—		$110,153
Preferred Stock	409,158	1,172,758	—		1,581,916
Common Stock	5,326	—	—		5,326

Total Equity	414,481	1,282,911	—		1,697,395

Fixed Income
Asset Backed Securities	—	13,902,540	—		13,902,540
Collateralized Mortgage Obligations	—	59,922,915	953,653		60,876,568
Corporate Bonds	—	190,365,546	—		190,365,546
Mortgage Backed Securities -
U.S. Government Agency	—	181,771,741	—		181,771,741
Municipal Bonds	—	6,949,647	—		6,949,647
Foreign Government Note/Bond	—	16,868,233	—		16,868,233
Supranational Obligation	—	3,867,792	—		3,867,792
U.S. Government Agency Issues	—	11,431,040	—		11,431,040
U.S. Treasury Obligations	—	85,414,582	—		85,414,582

Total Fixed Income	—	570,494,036	953,653		571,447,689
Warrants	—	—	—	**	—	**
Short Term Investments	8,010,814	53,700,000	—		61,710,814
Investments Purchased as Securities
Lending Collateral	29,421,121	—	75		29,421,196

Total Investments in Securities	$37,846,419	$625,476,947	$953,728		$664,277,094

Other Financial Instruments*
Forward Currency Contracts	$—	$(247,328)	$—		$(247,328)
Futures	455,928	—	—		455,928

Total	$455,928	$(247,328)	$—		$208,600

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward sale commitments, securities sold short, written options, forward currency contracts, and futures, which are reflected at the unrealized appreciation (depreciation) on the instrument. All derivatives, except for forward sale commitments, securities sold short and written options are reflected at the unrealized appreciation (depreciation) on the instrument. Forward sale commitments, securities sold short and written options are reflected at market value.

**	As of September 30, 2010, Semgroup Warrant was fair valued by the Advisor at $0.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

AssetMark Core Plus Fixed Income Fund (continued)

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$8,436,540
Accrued discounts, net	—
Realized loss	(11,206,971)
Change in unrealized appreciation	10,445,775
Net sales	(6,721,616)
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2010	$953,728

Change in unrealized appreciation during the period
for Level 3 investments held at September 30, 2010.	$528,880

            AssetMark Enhanced Fundamental Index® Large Company Growth Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$5,761,540	$—	$—	$5,761,540
Consumer Staples	8,935,379	—	—	8,935,379
Energy	4,485,848	—	—	4,485,848
Financials	9,108,214	—	—	9,108,214
Health Care	10,815,521	—	—	10,815,521
Industrials	7,896,174	—	—	7,896,174
Information Technology	17,161,584	—	—	17,161,584
Materials	2,533,993	—	—	2,533,993
Telecommunication Services	2,918,903	—	—	2,918,903
Utilities	1,459,969	—	—	1,459,969

Total Equity	71,077,125	—	—	71,077,125
Short Term Investments	5,280,589	—	—	5,280,589
Investments Purchased as Securities
Lending Collateral	14,550,619	—	—	14,550,619

Total Investments in Securities	$90,908,333	$—	$—	$90,908,333

Other Financial Instruments*
Futures	$196,979	$—	$—	$196,979

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

            AssetMark Enhanced Fundamental Index® Large Company Value Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$10,162,107	$—	$—	$10,162,107
Consumer Staples	6,902,817	—	—	6,902,817
Energy	10,578,279	—	—	10,578,279
Financials	7,836,493	—	—	7,836,493
Health Care	1,670,073	—	—	1,670,073
Industrials	7,075,072	—	—	7,075,072
Information Technology	2,113,390	—	—	2,113,390
Materials	2,802,634	—	—	2,802,634
Telecommunication Services	1,834,759	—	—	1,834,759
Utilities	5,797,856	—	—	5,797,856

Total Equity	56,773,480	—	—	56,773,480
Short Term Investments	3,809,410	—	—	3,809,410
Investments Purchased as Securities
Lending Collateral	17,135,181	—	—	17,135,181

Total Investments in Securities	$77,718,071	$—	$—	$77,718,071

Other Financial Instruments*
Futures	$138,684	$—	$—	$138,684

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

            AssetMark Enhanced Fundamental Index® Small Company Growth Fund

Equity	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$2,515,082	$—	$—	$2,515,082
Consumer Staples	805,783	—	—	805,783
Energy	837,200	—	—	837,200
Financials	3,952,068	—	—	3,952,068
Health Care	1,468,328	—	—	1,468,328
Industrials	2,214,015	—	—	2,214,015
Information Technology	3,812,514	—	—	3,812,514
Materials	494,874	—	—	494,874
Telecommunication Services	216,562	—	—	216,562
Utilities	137,671	—	—	137,671

Total Equity	16,454,097	—	—	16,454,097
Short Term Investments	622,118	—	—	622,118
Investments Purchased as Securities
Lending Collateral	5,471,154	—	—	5,471,154

Total Investments in Securities	$22,547,369	$—	$—	$22,547,369

Other Financial Instruments*
Futures	$40,579	$—	$—	$40,579

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

            AssetMark Enhanced Fundamental Index® Small Company Value Fund

Equity	Level 1	Level 2	Level 3		Total

Consumer Discretionary	$1,895,777	$—	$—		$1,895,777
Consumer Staples	306,730	—	—		306,730
Energy	290,265	—	—		290,265
Financials	1,277,465	—	—		1,277,465
Health Care	468,060	—	—		468,060
Industrials	1,578,970	—	—		1,578,970
Information Technology	765,726	—	—		765,726
Materials	527,999	—	—		527,999
Telecommunication Services	126,729	—	—		126,729
Utilities	217,381	—	—		217,381

Total Equity	7,455,102	—	—		7,455,102
Rights	—	—	—	**	—	**
Warrants	—	—	—	**	—	**
Short Term Investments	414,513	—	—		414,513
Investments Purchased as Securities
Lending Collateral	2,228,514	—	—		2,228,514

Total Investments in Securities	$10,098,129	$—	$—		$10,098,129

Other Financial Instruments*
Futures	$25,658	$—	$—		$25,658

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

**	As of September 30, 2010, Pacific Capital Bancorp Rights and U.S. Concrete, Inc. warrants were fair valued by the Advisor at $0.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

AssetMark Core Plus Fixed Income Fund

The Fund uses money market and fixed income derivatives contracts including futures, forwards, and options for a variety of hedging and investment purposes such as duration management and the pursuit of relative value opportunities. In general, the use of fixed income derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The investment results achieved by the use of fixed income derivatives by the Fund may not match or fully offset changes in the value of the underlying financial asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

create leverage insofar as a Fund may receive returns (or suffer losses) that exceed the initial amounts that the Fund invested in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund that exceed the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

The Fund uses currency futures, currency forwards and currency option contracts for the purpose of hedging exposures within the Funds to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives. The use of over-the-counter currency derivatives involves the risk that the counterparty to the currency derivative will fail to make required payments or otherwise comply with the terms of the contract. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of September 30, 2010

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value

Foreign Exchange Contracts—Forward	Appreciation of forward		Depreciation of forward
Currency Contracts	currency contracts	$47,302	currency contracts	$(294,630)

Interest Rate Contracts — Futures*	Variation margin on		Variation margin on
	futures contracts	$455,928	futures contracts	$0

Total		$503,230		$(294,630)

*	Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Written Options	Futures	Forward Currency Contracts	Total

Interest Rate Contracts	$4,297	$4,035,989		$4,040,286
Foreign Exchange Contracts			$(101,968)	$(101,968)

Total	$4,297	$4,035,989	$(101,968)	$3,938,318

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Written Options	Futures	Forward Currency Contracts	Total

Interest Rate Contracts	$2,671	$427,437	—	$430,108
Foreign Exchange Contracts	—	—	$(277,600)	$(277,600)

Total	$2,671	$427,437	$(277,600)	$152,508

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

AssetMark Enhanced Fundamental Index® Large Company Growth Fund

The Fund uses exchange-traded stock index futures for the purpose of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of September 30, 2010

	Asset Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value

Equity Contracts — Futures*	Variation margin on futures contracts	$196,979

Total		$196,979

*	Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Futures	Total		Futures	Total

Equity Contracts	$(394,709)	$(394,709)	Equity Contracts	$86,247	$86,247

Total	$(394,709)	$(394,709)	Total	$86,247	$86,247

AssetMark Enhanced Fundamental Index® Large Company Value Fund

The Fund uses exchange-traded stock index futures for the purpose of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of September 30, 2010

	Asset Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value

Equity Contracts — Futures*	Variation margin on futures contracts	$138,684

Total		$138,684

*	Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Futures	Total		Futures	Total

Equity Contracts	$(320,174)	$(320,174)	Equity Contracts	$48,521	$48,521

Total	$(320,174)	$(320,174)	Total	$48,521	$48,521

AssetMark Enhanced Fundamental Index® Small Company Growth Fund

The Fund uses exchange-traded stock index futures for the purpose of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of September 30, 2010

	Asset Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value

Equity Contracts — Futures*	Variation margin on futures contracts	$40,579

Total		$40,579

*	Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Futures	Total		Futures	Total

Equity Contracts	$(109,151)	$(109,151)	Equity Contracts	$36,972	$36,972

Total	$(109,151)	$(109,151)	Total	$36,972	$36,972

AssetMark Enhanced Fundamental Index® Small Company Value Fund

The Fund uses exchange-traded stock index futures for the purpose of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

Balance Sheet — Values of Derivative Instruments as of September 30, 2010

	Asset Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value

Equity Contracts — Futures*	Variation margin on futures contracts	$25,658

Total		$25,658

*	Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Total		Futures	Total

Equity Contracts	$(59,311)	$(59,311)	Equity Contracts	$22,528	$22,528

Total	$(59,311)	$(59,311)	Total	$22,528	$22,528

The average monthly market value of written options during the period ended September 30, 2010 for the Core Plus Fixed Income Fund was $1,962.

The average monthly notional amount of futures and forwards during the period ended September 30, 2010 were as follows:

Long Positions	AssetMark Core Plus Fixed Income Fund	AssetMark Fundamental Index® Large Company Growth Fund	AssetMark Fundamental Index® Large Company Value Fund	AssetMark Fundamental Index® Small Company Growth Fund	AssetMark Fundamental Index® Small Company Value Fund

Futures	$77,668,196	$4,634,172	$3,661,132	$887,231	$440,478
Forwards	$7,095,341	$—	$—	$—	$—

Short Positions	AssetMark Core Plus Fixed Income Fund	AssetMark Fundamental Index® Large Company Growth Fund	AssetMark Fundamental Index® Large Company Value Fund	AssetMark Fundamental Index® Small Company Growth Fund	AssetMark Fundamental Index® Small Company Value Fund

Futures	$(10,093,236)	$—	$—	$—	$—
Forwards	$(2,386,690)	$—	$—	$—	$—

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

(b)	Subsequent Events Evaluation.

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

(c)	Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Core Plus Fixed Income Fund entered into repurchase agreements at September 30, 2010.

(d)	Federal Income Taxes

The Funds intend to continue to comply with the requirements of sub chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the

Internal Revenue Service and state departments of revenue.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(f)	Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

(g)	Expenses

Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(h)	Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and the interest income recorded using the effective yield method is accrued daily. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(i)	Distributions to shareholders

The Funds, with the exception of the Tax-Exempt Income Fund and Core Plus Fixed Income Fund will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(j)	Derivatives

Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts

The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options

Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange traded options, or the options are not exchange traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Futures

Each actively managed Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. Each Fundamental Index® Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost effective manner in accordance with its principal investment strategies. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.

The Core Plus Fixed Income Fund may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Core Plus Fixed Income Fund may also purchase and write call and put options on such future contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps

The Core Plus Fixed Income Fund may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Core Plus Fixed Income Fund may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

During the period ended September 30, 2010, the Funds had no open or outstanding swap contracts.

(k)	Securities Purchased or Sold on a Forward-Commitment Basis

The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(l)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respected transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(m)	Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. The Advisor, with the assistance of the sub-advisors and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

(n)	Auction Rate Securities

The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund each may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is rest by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this progress is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities. Neither Fund was invested in any auction rate securities at September 30, 2010.

(o)	Short Sales

Although not currently part of any of the Fund’s investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

(p)	Trustee Compensation

For their services as Trustees of the Trust, the Independent Trustees receive a retainer fee of $45,000 per year and $4,500 per in person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The Lead Independent Trustee receives an additional retainer fee of $10,000 per year. The Audit Committee Chair receives an additional retainer fee of $5,000 per year. Telephonic meeting fees are determined according to the length of the meeting as follows: $2,000 for one to two hours, $3,000 for two to three hours and $4,000 for three hours or longer. The “interested persons” who serve as Trustees of the Trust receive no compensation from the Trust for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trust who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

3.	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with Genworth Financial Wealth Management, Inc. (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.95%
Large Cap Value Fund	0.95%
Small/Mid Cap Growth Fund	0.95%
Small/Mid Cap Value Fund	1.00%
International Equity Fund	0.95%
Real Estate Securities Fund	0.95%
Tax-Exempt Fixed Income Fund	0.80%
Core Plus Fixed Income Fund	0.75%
Enhanced Fundamental Index®
Large Company Growth Fund	0.75%
Enhanced Fundamental Index®
Large Company Value Fund	0.75%
Enhanced Fundamental Index®
Small Company Growth Fund	0.75%
Enhanced Fundamental Index®
Small Company Value Fund	0.75%

In addition, the Trust and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to: (1) waive 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $12 billion, and (2) waive portions of its advisory fee monthly on aggregate average assets of the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund in excess of $2.5 billion to pass on certain savings in the underlying sub-advisory fee arrangements.

The Trust and Advisor have also entered into an Expense Waiver and Reimbursement Agreement under which the Advisor has agreed to waive, through July 31, 2011, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses do not exceed the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	1.49%
Large Cap Value Fund	1.49%

Small/Mid Cap Growth Fund	1.59%
Small/Mid Cap Value Fund	1.59%
International Equity Fund	1.59%
Real Estate Securities Fund	1.49%
Tax-Exempt Fixed Income Fund	1.29%
Core Plus Fixed Income Fund	1.29%
Enhanced Fundamental Index®
Large Company Growth Fund	1.22%
Enhanced Fundamental Index®
Large Company Value Fund	1.22%
Enhanced Fundamental Index®
Small Company Growth Fund	1.22%
Enhanced Fundamental Index®
Small Company Value Fund	1.22%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extend actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the fee or expense was waived or reimbursed. As of September 30, 2010, the Large Cap Growth Fund, Large Cap Value Fund, International Equity Fund and Core Plus Fixed Income Fund have recouped all potential recoverable waivers or reimbursed expenses.

The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, Real Estate Securities Fund, Tax-Exempt Fixed Income Fund, Enhanced Fundamental Index® Large Company Growth Fund, Enhanced Fundamental Index® Large Company Value Fund, Enhanced Fundamental Index® Small Company Growth Fund and Enhanced Fundamental Index® Small Company Value Fund in order to keep these Funds at their expense cap. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2011	Year of Expiration 03/31/2012	Year of Expiration 03/31/2013	Year of Expiration 03/31/2014

Small/Mid Cap Growth Fund	$—	$—	$—	$5,857
Small/Mid Cap Value Fund	—	—	—	21,799
Real Estate Securities Fund	—	—	—	9,144
Tax-Exempt Fixed Income Fund	—	26,066	32,625	16,800
Enhanced Fundamental Index®
Large Company Growth Fund	132,884	162,651	150,369	73,536
Enhanced Fundamental Index®
Large Company Value Fund	20,406	77,621	66,824	53,112
Enhanced Fundamental Index®
Small Company Growth Fund	85,646	59,941	76,154	33,859
Enhanced Fundamental Index®
Small Company Value Fund	76,437	50,363	46,323	7,370

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

4.	Distribution Plan

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons (including affiliates of the Trust) who provide support services in connection with the distribution of the Fund’s shares and servicing of the Fund’s shareholders. For example, these amounts are paid to financial intermediaries that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the Genworth Financial Wealth Management Program through which the Funds are primarily distributed. The Advisor (and its affiliates) similarly receive portions of such payments for their services provided that facilitate the operation of the program. These financial intermediaries and affiliates of the Trust also receive payments from the Trust outside of the 12b-1 Plan for shareholder services that are unrelated to distribution services. Capital Brokerage Corp., an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.	Service and Custody Agreements

The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

6.	Securities Lending

Effective July 1, 2003 the actively managed Funds entered into a collective securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Effective September 17, 2008, the Enhanced Fundamental Index® Funds entered into a collective securities lending arrangement with the custodian. Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. A portion of the fee to be paid to the Custodian in the fiscal year 2011 was waived.

As of September 30, 2010, the Funds (excluding the International Equity and Tax-Exempt Fund) had loaned securities which were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending offset.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

As of September 30, 2010, the values of securities loaned and collateral received were as follows:

	Value of Securities Loaned	Payable for Collateral on Securities Loaned	Collateral Excess (Deficit) due to (from) Securities Lending Agent	Cost of Securities Purchased as Securities Lending Collateral	Unrealized Depreciation	Value of Securities Purchased as Securities Lending Collateral

Large Cap Growth Fund	$50,149,631	$52,001,673	$(11,608)	$51,990,065	$(86,455)	$51,903,610
Large Cap Value Fund	35,159,601	36,461,403	30,307	36,491,710	(98,925)	36,392,785
Small/Mid Cap Growth Fund	12,172,144	12,672,143	2,704	12,674,847	(26,581)	12,648,266
Small/Mid Cap Value Fund	10,555,135	11,007,525	6,183	11,013,708	(26,909)	10,986,799
International Equity Fund	—	—	23,653	23,653	(23,568)	85
Real Estate Securities Fund	16,071,550	16,647,828	(16,345)	16,631,483	(15,095)	16,616,388
Core Plus Fixed Income Fund	28,753,669	29,476,885	(34,894)	29,441,991	(20,793)	29,421,198
Enhanced Fundamental Index® Large Company Growth Fund	13,993,737	14,550,619	—	14,550,619	—	14,550,619
Enhanced Fundamental Index® Large Company Value Fund	15,834,046	17,135,181	—	17,135,181	—	17,135,181
Enhanced Fundamental Index® Small Company Growth Fund	5,228,155	5,471,154	—	5,471,154	—	5,471,154
Enhanced Fundamental Index® Small Company Value Fund	1,349,661	2,228,514	—	2,228,514	—	2,228,514

	$189,267,329	$197,652,925	$—	$197,652,925	$(298,326)	$197,354,599

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

7.	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the year ended September 30, 2010 are summarized below.

	Purchases	Sales

Large Cap Growth Fund	$59,161,476	$77,744,889
Large Cap Value Fund	15,331,036	30,312,084
Small/Mid Cap Growth Fund	37,861,650	42,910,240
Small/Mid Cap Value Fund	9,766,279	15,367,228
International Equity Fund	52,974,611	61,798,889
Real Estate Securities Fund	8,417,918	13,605,610
Tax-Exempt Fixed Income Fund	32,446,262	38,229,107
Core Plus Fixed Income Fund*	906,103,804	901,388,268
Enhanced Fundamental Index® Large Company Growth Fund	11,842,130	4,833,581
Enhanced Fundamental Index® Large Company Value Fund	10,564,082	4,889,902
Enhanced Fundamental Index® Small Company Growth Fund	3,817,287	2,123,155
Enhanced Fundamental Index® Small Company Value Fund	1,840,802	1,570,666

*	Included in these amounts were $381,324,837 of purchases and $325,868,144 of sales of U.S. Government Securities.

8.	Option Contracts Written
The premium amount and number of option contracts written during the period ended September 30, 2010 in the AssetMark Core Plus Fixed Income Fund, were as follows:

	Amount of Premiums	Number of Contracts

Outstanding at 3/31/10	$(11,060)	(20)
Options written	(30,451)	(44)
Options expired	—	—
Options exercised	—	—
Options closed	41,511	64

Outstanding at 9/30/10	$—	—

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

9.	Other Tax Information

Net Investment Income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to net operating losses, foreign currency and the use of equalization. On the Statement of Assets and Liabilities, the following adjustments were made:

	Accumulated Net Investment Income or (Loss)	Accumulated Realized Gain or (Loss)	Capital Stock

Large Cap Growth Fund	$(2,031)	$2,031	$—
Large Cap Value Fund	(58)	58	—
Small/Mid Cap Growth Fund	188,935	175,841	(364,776)
Small/Mid Cap Value Fund	—	—	—
International Equity Fund	(1,134,579)	1,134,579	—
Real Estate Securities Fund	28,360	(28,360)	—
Tax-Exempt Fixed Income Fund	—	—	—
Core Plus Fixed Income Fund	987,642	(987,641)	(1)
Enhanced Fundamental Index® Large Company Growth Fund	102	(102)	—
Enhanced Fundamental Index® Large Company Value Fund	—	—	—
Enhanced Fundamental Index® Small Company Growth Fund	2,294	—	(2,294)
Enhanced Fundamental Index® Small Company Value Fund	1,432	212	(1,644)

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses expiring:

	3/31/12	3/31/13	3/31/14	3/31/15	3/31/16	3/31/17	3/31/18

Large Cap Growth Fund	$—	$—	$—	$—	$—	$(46,208,208)	$(59,171,144)
Large Cap Value Fund	—	—	—	—	—	(55,440,627)	(146,948,668)
Small/Mid Cap Growth Fund	—	—	—	—	—	(12,388,825)	(10,611,067)
Small/Mid Cap Value Fund	—	—	—	—	—	(23,189,121)	(12,877,160)
International Equity Fund	—	—	—	—	—	(85,366,736)	(139,582,037)
Real Estate Securities Fund	—	—	—	—	—	—	(7,762,765)
Tax-Exempt Fixed Income Fund	(16,163)	(128,240)	(10,395)	(573,575)	(1,190,258)	(3,325,230)	(2,354,785)
Core Plus Fixed Income Fund	—	—	—	—	—	—	(3,523,058)
Enhanced Fundamental Index® Large Company Growth Fund	—	—	—	—	—	(9,014,711)	(10,963,181)
Enhanced Fundamental Index® Large Company Value Fund	—	—	—	—	—	(11,944,558)	(12,646,580)
Enhanced Fundamental Index® Small Company Growth Fund	—	—	—	—	—	(1,103,169)	(106,012)
Enhanced Fundamental Index® Small Company Value Fund	—	—	—	—	—	(879,255)	(547,558)

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

Additionally, at March 31, 2010, the Funds deferred on a tax basis post-October 2009 losses as follows:

Large Cap Growth Fund	$—
Large Cap Value Fund	—
Small/Mid Cap Growth Fund	—
Small/Mid Cap Value Fund	385,542
International Equity Fund	—
Real Estate Securities Fund	—
Tax-Exempt Fixed Income Fund	—
Core Plus Fixed Income Fund	174,771
Enhanced Fundamental Index® Large Company Growth Fund	—
Enhanced Fundamental Index® Large Company Value Fund	—
Enhanced Fundamental Index® Small Company Growth Fund	—
Enhanced Fundamental Index® Small Company Value Fund	212

The tax components of distributions paid during the fiscal years ended March 31, 2010 and March 31, 2009 are as follows:

	Year Ended March 31, 2010

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital

Large Cap Growth Fund	$312,348	$—	$124,389
Large Cap Value Fund	3,205,994	—	—
Small/Mid Cap Growth Fund	—	—	—
Small/Mid Cap Value Fund	10,573	—	121,608
International Equity Fund	6,512,687	—	—
Real Estate Securities Fund	744,733	—	—
Tax-Exempt Fixed Income Fund*	6,165,984	—	—
Core Plus Fixed Income Fund	19,828,054	—	—
Enhanced Fundamental Index® Large Company Growth Fund	630,394	—	—
Enhanced Fundamental Index® Large Company Value Fund	671,533	—	—
Enhanced Fundamental Index® Small Company Growth Fund	—	—	—
Enhanced Fundamental Index® Small Company Value Fund	—	—	—

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

	Year Ended March 31, 2009

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital

Large Cap Growth Fund	$41,523	$—	$—
Large Cap Value Fund	8,006,993	3,926	—
Small/Mid Cap Growth Fund	—	132,673	—
Small/Mid Cap Value Fund	629,649	—	31,146
International Equity Fund	2,924,385	3,267,351	—
Real Estate Securities Fund	543,149	—	—
Tax-Exempt Fixed Income Fund*	7,125,080	—	—
Core Plus Fixed Income Fund	31,691,278	8,060,419	—
Enhanced Fundamental Index® Large Company Growth Fund	610,544	165	—
Enhanced Fundamental Index® Large Company Value Fund	1,211,740	19	—
Enhanced Fundamental Index® Small Company Growth Fund	—	—	—
Enhanced Fundamental Index® Small Company Value Fund	86,041	—	16,930

* Contains $7,125,080 of tax-exempt income for year ended 3/31/2009.

The Core Plus Fixed Income Fund and Real Estate Securities Fund had additional earnings and profits of $388,073 and $1,276,355, respectively, distributed to shareholders on redemptions. The Funds designated as long-term capital gain and ordinary income dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain and ordinary income to zero for the tax year ended 3/31/2009.

[This Page Intentionally Left Blank]

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2010 (Unaudited)

At March 31, 2010 the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund	Real Estate Securities Fund

Cost of Investments	211,153,853	206,388,880	47,353,352	49,434,223	247,100,579	50,692,051
Gross Unrealized
Appreciation	41,955,093	39,940,538	6,494,321	9,128,890	39,615,222	15,571,885
Gross Unrealized
Depreciation	(12,030,835)	(12,540,463)	(919,271)	(2,017,794)	(16,225,768)	(4,156,161)

Net Unrealized
Appreciation
(Depreciation)	29,924,258	27,400,075	5,575,050	7,111,096	23,389,454	11,415,724

Undistributed
Tax-Exempt
Ordinary Income	—	—	—	—	—	—
Undistributed
Ordinary Income	—	592,543	—	—	4,263,692	35,538
Undistributed
Long-Term
Cap Gains	—	—	—	—	—	—

Total Distributable
Earnings	—	592,543	—	—	4,263,692	35,538

Other Accumulated
Losses	(105,379,352)	(202,389,295)	(22,999,892)	(36,522,685)	(225,112,737)	(7,762,765)

Total Accumulated
Earnings (Losses)	(75,455,094)	(174,396,677)	(17,424,842)	(29,411,589)	(197,459,591)	3,688,497

Tax-Exempt Fixed Income Fund	Core Plus Fixed Income Fund	Enhanced Fundamental Index® Large Company Growth Fund	Enhanced Fundamental Index® Large Company Value Fund	Enhanced Fundamental Index® Small Company Growth Fund	Enhanced Fundamental Index® Small Company Value Fund

191,397,708	610,071,219	74,478,513	58,609,205	17,709,608	8,874,824
7,325,337	17,763,937	10,900,518	10,998,694	3,208,516	1,766,610
(2,332,270)	(44,056,810)	(3,048,891)	(2,721,447)	(844,736)	(590,337)

4,993,067	(26,292,873)	7,851,627	8,277,247	2,363,780	1,176,273

192,537	—	—	—	—	—
25,873	2,320,001	127,297	126,000	—	—
—	—	—	—	—	—

218,410	2,320,001	127,297	126,000	—	—

(7,598,646)	(3,637,511)	(19,977,892)	(24,591,138)	(1,209,181)	(1,427,025)

(2,387,169)	(27,610,383)	(11,998,968)	(16,187,891)	1,154,599	(250,752)

AssetMark Funds
ADDITIONAL INFORMATION
September 30, 2010 (Unaudited)

1.	Shareholder Notification of Federal Tax Status (Unaudited)

The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Core Plus Fixed Income Fund, Enhanced Fundamental Index® Large Company Growth Fund and Enhanced Fundamental Index® Large Company Value Fund designates 100%, 100%, 100%, 0%, 0%, 0%, 100% and 100%, respectively, of dividends during the fiscal year ended March 31, 2010, as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Core Plus Fixed Income Fund, Enhanced Fundamental Index® Large Company Growth Fund and Enhanced Fundamental Index® Large Company Value Fund designates 100%, 100%, 100%, 100%, 1%, 0%, 100% and 100%, respectively, of dividends declared from net investment income during the fiscal year ended March 31, 2010, as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

2.	Foreign Tax Credit Pass Through (Unaudited)

For the year ended March 31, 2010, the International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to its shareholders pursuant to section 853 of the Internal Revenue Code as follows:

	Foreign Sourced Income Earned	Taxes Paid

Australia	$816,312	$—
Brazil	56,427	—
Canada	5,818	872
China	102,638	10,264
Czech	130,591	19,589
Denmark	19,897	2,985
Finland	61,927	9,289
France	1,649,199	247,380
Germany	999,870	134,029
Hong Kong	164,918	—
Indonesia	5,861	879
Israel	12,381	1,977
Italy	149,979	22,497
Japan	858,859	60,120
Korea	16,928	2,793
Luxembourg	54,441	8,166
Netherlands	598,136	89,721
Singapore	384,190	—
Spain	828,411	124,262
Sweden	152,969	22,945
Switzerland	790,724	118,609
Taiwan	250,141	50,132
United Kingdom	2,169,694	—

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2010 (Unaudited)

3.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

Independent Trustees

R. Thomas DeBerry c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1941	Trustee	Indefinite Term since January 2001.	Retired, President, DeBerry Consulting (a securities consulting firm) (1998 - present).	13	None

William J. Klipp c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1955	Trustee	Indefinite Term since January 2001, Lead Independent Trustee since May 2007.	Retired; President and Chief Operating Officer, Charles Schwab Investment Management, Inc. and Executive Vice President, Schwab Funds (1993 -1999).	13	None

Leonard H. Rossen c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1932	Trustee	Indefinite Term since January 2001.	President, Len Rossen Consulting (a legal consulting firm) (1999 - present).	13	None

Dennis G. Schmal c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1947	Trustee	Indefinite Term since July 2007.	Self-employed consultant (2003 - present).	13

Trustee, Grail Advisors ETF Trust (2009 - present); Trustee, Wells Fargo Multi-Strategy 100 Fund (closed-end hedge fund) (2008 - present); Director/ Chairman, Pacific Metrics Corp. (Educational Services) (2005 - present); Director, Varian Semiconductor Equipment Associates, Inc. (2004 - present); Director, Merriman Curhan Ford Group, Inc. (Financial Services) (2003 - present).

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2010 (Unaudited)

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

Interested Trustees
Ronald Cordes* Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1959	Chairperson, Trustee	Indefinite Term since January 2001.	Principal, Genworth Financial Wealth Management (“GFWM”) (1994 - present); President, AssetMark Funds (2001 - 2008).	13

ThinkImpact (non-profit organization) (2010 - present); Transfair, USA (non-profit organization) (2010 - present); Sarona Frontier General Partner, Inc. (investment fund) (2010 - present); Microvest Fund I, Investment Committee (investment fund) (2009 - present); University of the Pacific (2009 - present); East Bay Community Foundation (2007 - present); Katalysis Bootstrap Fund (non - profit organization) (2005 - present); Boys and Girls Clubs of Oakland (2002 - present).

Officers

Carrie E. Hansen Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1970	President	Renewed 1-Year Term since 2007

President, Genworth Financial Asset Management (“GFAM”) Funds (2008 - present) and Genworth Variable Insurance Trust (“GVIT”) (2008 - present); Senior Vice President and Chief Operations Officer, GFWM (2008 - present); Chairman, Genworth Financial Trust Company (2008 - present); Senior Vice President and Managing Director, AssetMark Funds (2007 - 2008); Treasurer and Chief Compliance Officer, GFAM Funds (2007 - 2008); Chief Compliance Officer, AssetMark Funds (2005 - 2008); Treasurer, AssetMark Funds (2001 - 2008); Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, formerly, AssetMark Investment Services, Inc. (2004 - 2007).

				N/A	N/A

Deborah Djeu Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1962	Vice President, Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year Term since May 2008

Vice President, Chief Compliance Officer and AML Compliance Officer, GFAM Funds (2008 - present) and GVIT (2008 - present); Deputy Chief Compliance Officer, AssetMark Funds (2007 - 2008); Compliance Manager, GE Money (2006-2007); Vice President, Wells Fargo Investments LLC (2004-2006).

				N/A	N/A

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2010 (Unaudited)

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

Starr E. Frohlich Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1972	Vice President, Treasurer	Since 2010	Vice President and Treasurer, GFAM Funds and GVIT (2010 - present); Director of Fund Administration, GFWM (2010 - present); Vice President, U.S. Bancorp Fund Services, LLC (1997 - 2010).	N/A	N/A

Christine Villas-Chernak Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1968	Deputy Chief Compliance Officer, Secretary	Renewed 1-Year Term since September 2006

Secretary, GFAM Funds (2009 - 2010); Deputy Chief Compliance Officer, Secretary, GVIT (2008 - present); Senior Compliance Officer, GFWM (2005 - 2009); Fund Administration & Compliance Manager, GFWM, formerly, AssetMark Investment Services, Inc. (2004 - 2005); Fund Administration & Compliance Specialist, GFWM, formerly, AssetMark Investment Services, Inc. (2002 - 2004).

				N/A	N/A

Robert J. Bannon Genworth Financial Asset Management 16501 Ventura Boulevard Ste 201 Encino, CA 91436 Year of Birth: 1957	Chief Risk Officer	Since 2010

Chief Risk Officer, GFAM Funds (2010 - present); GVIT Funds (2010 - present); Senior Vice President and Chief Risk Officer, GFWM (2007 - present); Senior Vice President and Chief Investment Officer, Bank of the West (formerly Sanwa Bank California)(2000 - 2005).

				N/A	N/A

*	Ronald Cordes is an “interested person” of the Funds as defined in the 1940 Act due to his relationship with the Advisor.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, D.C. 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2010 (Unaudited)

6.	Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)

At a meeting held on May 27, 2010 (the “May Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of AssetMark Funds (the “Trust”) conducted its annual review and consideration of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) and the Trust, on behalf of its eight actively managed series: AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund (the “Actively Managed Funds”); and its four fundamental index series: AssetMark Enhanced Fundamental Index Large Company Growth Fund, AssetMark Enhanced Fundamental Index Large Company Value Fund, AssetMark Enhanced Fundamental Index Small Company Growth Fund and AssetMark Enhanced Fundamental Index Small Company Value Fund (the “Fundamental Index Funds” and together with the Actively Managed Funds, the “Funds”). In addition, the Board considered the renewal of a number of sub-advisory agreements (each, a “Sub-Advisory Agreement” and with the Advisory Agreement, the “Agreements”) for the Funds. The Board, including all of the independent Trustees, determined to approve the continuance of all of the agreements.

In addition, at the May Meeting, the Board considered and approved a new sub-advisory agreement between Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) and GFWM, on behalf of the AssetMark Core Plus Fixed Income Fund (the “Barrow Hanley Sub-Advisory Agreement”). The Barrow Hanley Sub-Advisory Agreement was not submitted to a vote of shareholders, in accordance with the terms of an exemptive order that GFWM and the Funds have received from the U.S. Securities and Exchange Commission.

The Funds are managed using a “manager-of-managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of each Fund’s portfolio. Under this structure, GFWM is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining or replacing sub-advisors. The Board is engaged in monitoring this process in connection with quarterly meetings held throughout the year and, under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

The information, the material factors considered, and the conclusions that formed the basis of the Board’s approval of each Agreement are described below. This summary describes, in the case of each Agreement, the most important, but not all, of the factors evaluated by the Board. In preparation for the May Meeting, the Trustees requested, received and considered information relevant to their consideration of each Agreement. In deciding to approve each Agreement, the Board did not identify any particular information or any single factor or conclusion that was controlling.

The Advisory Agreement

Materials Reviewed and the Review Process

The Trustees, assisted by independent legal counsel, specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board with regard to the Funds related to, among other things: (a) the Advisory Agreement; (b) information describing the nature, extent, and quality of the services that GFWM provides to the Funds, the fees that GFWM charges to the Funds for these services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, and that were identified as competitors; (c) information regarding GFWM’s business and operations, financial position, investment team, and compliance program; (d) information describing each Fund’s operating expenses compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2010 (Unaudited)

objectives of that Fund; (e) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund; and (f) information regarding GFWM’s profitability in managing each Fund.

The Trustees also considered presentations made by, and discussions held with, representatives of GFWM, both at the May Meeting and throughout the course of the year at regularly scheduled Board meetings, including: (a) reports on the Funds’ investment performance; (b) reports on GFWM’s deliberations and consultations regarding the evaluation of sub-advisors; (c) information relating to the monitoring of the sub-advisors’ portfolio securities trading and brokerage practices; (d) information relating to the distribution, sales, and redemptions of Fund shares and related shareholder services; (e) information relating to the monitoring of the other service providers; (f) compliance reports; and (g) other information relating to the nature, extent and quality of services provided by GFWM to the Funds.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel to the independent Trustees and from counsel to the Trust, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering whether to approve the Agreements. The independent Trustees discussed the Agreements in communications prior to the May Meeting and during the course of the May Meeting in several private sessions with independent counsel, at which no representatives of GFWM were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decisions to approve the Advisory Agreement. These factors and conclusions are described below.

The Nature, Extent and Quality of the Services Provided by GFWM

With respect to the nature, extent and quality of services provided by GFWM, the Board considered the fact that, as an investment advisor operating within a manager-of-managers structure, GFWM maintains a primary focus on the selection, evaluation and oversight of the Funds’ various sub-advisors, and considered the Advisory Agreement in this context.

The Trustees considered GFWM’s process for managing the Funds’ sub-advisors, including: (a) GFWM’s ability to select, monitor and evaluate the sub-advisors of the various Funds; (b) GFWM’s ability and willingness to identify instances where there may be a need to replace a sub-advisor, and to accomplish any such changes; and (c) GFWM’s use of one or more third-party investment consultants as needed from time to time. The Trustees also considered: (a) the experience, capability and integrity of GFWM’s management and other personnel; (b) the financial position of GFWM; (c) the quality of GFWM’s regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and shareholder services provided by GFWM to the Funds; and (e) GFWM’s supervision of the Funds’ third-party service providers.

The Board evaluated GFWM’s capabilities in providing the administrative and compliance services needed to support the management of the Funds. In this regard, the Board considered the information provided to them throughout the course of the year, as well as information gathered at visits the Trustees have paid to GFWM’s offices and at regular meetings with the Trust’s Chief Compliance Officer, at which she provides the Trustees with details regarding GFWM’s compliance functions. The Board also considered the roles of GFWM’s senior management and the extent of their involvement with the Funds, as well as GFWM’s willingness to add personnel over time in order to ensure that appropriate staffing levels are maintained.

In connection with its approval of the Advisory Agreement on behalf of the Funds, the Board considered the services to be provided to such Funds. The Trustees discussed their experience in dealing with GFWM in its role as investment advisor to the Funds in the decade since their inception. The Trustees considered the breadth and quality of services that GFWM provides to the Funds, particularly with respect to monitoring sub-advisors. The Trustees also considered that the Funds

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2010 (Unaudited)

are an integral part of GFWM’s program of asset allocation and shareholder services. In addition, the Trustees considered GFWM’s ability to provide administrative and compliance-related services in connection with GFWM’s oversight of the sub-advisors’ compliance with the Funds’ respective investment objectives, policies and restrictions; review of trading and brokerage matters; and other oversight activities.

Based on the factors described above, among others, as well as the information provided to the Board in advance of the May Meeting and throughout the past year, the Trustees concluded that the nature, extent and quality of the services to be provided by GFWM to each Fund will benefit the Fund and its shareholders.

The Investment Performance of the Funds

The Board considered the overall investment performance of the Funds and evaluated Fund performance in the context of the manager-of-managers structure and the special considerations that such a structure requires. The Board also considered that GFWM continued to be proactive in seeking to replace and/or add sub-advisors, to reallocate assets among sub-advisors, and to implement new investment strategies, with a view toward improving each Fund’s performance over the long-term.

The Trustees considered whether the Funds operated within their investment objectives and styles and considered each Fund’s record of compliance with its respective investment restrictions. The Trustees also considered each Fund’s investment performance relative to its respective benchmark index. The Trustees concluded that GFWM’s performance record in managing each of the Funds indicates that its continued management will benefit each Fund and its shareholders.

Advisory Fees and Total Expenses

The Board considered a detailed analysis of the Funds’ fees and expenses. The Trustees compared the advisory fees and total expenses of each Fund (as a percentage of average net assets) with the fees and expenses of a group of funds selected by a third-party information provider. These materials included comparisons of each Fund’s expenses to industry averages; expense ratios of sub-advised fund families; income statement data for other investment managers; and fee schedules for the Funds’ sub-advisors.

The Trustees considered GFWM’s continuing commitment to limit each Fund’s total expenses. The Trustees considered the expense limitation arrangement under which GFWM had agreed to limit the Funds’ expenses since their inception, as well as GFWM’s other efforts to reduce overall Fund expenses. The Trustees considered GFWM’s agreement, when Trust assets are above certain levels, to waive a portion of its advisory fee received from the Actively Managed Funds so as to pass on to shareholders a portion of the economies of scale that may result from breakpoints in certain of the sub-advisory fee schedules. After comparing each Fund’s proposed fees with those of other comparable funds, and in light of the nature, extent and quality of services provided to the Funds by GFWM, as well as the costs incurred by GFWM in rendering those services, the Trustees concluded that the level of fees paid to GFWM with respect to each Fund was fair and reasonable, and that this factor supported the Board’s determination to approve the Advisory Agreement on behalf of each Fund.

The Trustees considered each of these factors in light of the benefits to the Funds of being offered through financial professionals using GFWM’s various investment programs. The Trustees concluded that the level of the fees charged by GFWM to each Fund was fair and reasonable in relation to the services provided by GFWM.

Advisor Costs, Level of Profits and Economies of Scale

The Board also reviewed the financial information relating to GFWM and detailing GFWM’s profitability with respect to its management of the Funds. The Board considered the allocation methods used by GFWM to allocate expenses to the Funds under its profitability analysis, and the individual profitability to GFWM of each of the Funds under this methodology.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2010 (Unaudited)

The Trustees considered GFWM’s agreement to waive advisory fees received from the Funds to the extent necessary to reflect: (1) potential economies of scale; and (2) reductions in fees that may occur as a result of certain contractual breakpoints in the schedules of fees paid by GFWM to sub-advisors of the Actively Managed Funds under the Sub-Advisory Agreements. The Trustees considered the effect that the fee waiver arrangement could have on GFWM’s profitability. The Trustees also considered other benefits received by GFWM as a result of its relationship with the Funds, including the benefits of offering an integrated set of investment options as an integral part of GFWM’s asset allocation investment programs and the related marketing rebates received by GFWM.

The Trustees concluded that GFWM’s cost structure was reasonable and that GFWM is sharing, and would continue to share, potential economies of scale with each Fund and its shareholders, to their benefit.

Conclusion

The Trustees indicated that, while the consideration of the continuance of the Advisory Agreement is an annual exercise, the Board engages in a detailed analysis of each of these factors throughout the course of the year. Based upon all of the foregoing factors and such other matters as were deemed relevant, the Trustees concluded that each factor supported the Board’s decision to approve the Advisory Agreement on behalf of the Funds. No single factor was determinative to the decisions of the Trustees.

The Sub-Advisory Agreements

Materials Reviewed and the Review Process

The Trustees, assisted by independent legal counsel, specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board for the Funds related to, among other things: (a) the terms and conditions of each Sub-Advisory Agreement; (b) the nature, extent and quality of the services provided to each Fund by the respective sub-advisor, as well as the fees charged for such services; (c) investment performance information compared to industry peer groups as well as other sub-advisor client accounts; (d) comparative sub-advisory fee information; (e) information regarding each sub-advisor’s personnel, operations, financial position and business operations; (f) information regarding each sub-advisor’s brokerage and compliance practices; and (g) information regarding each sub-advisor’s interactions with GFWM regarding the management of the relevant Fund.

In addition, during the course of the year, the Trustees received information relating to, among other things: (a) the quantitative performance of each sub-advisor; (b) GFWM’s evaluation, in accordance with its role as a “manager-of-managers,” of the nature, extent and quality of the services provided by each sub-advisor; (c) GFWM’s profitability in managing each Fund and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders; and (d) benefits to each sub-advisor, such as receipt of research from brokers, that might result from the sub-advisor’s relationship with a Fund. The Trustees considered and evaluated this information for purposes of determining whether to approve the Sub-Advisory Agreements.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering the renewal of the Sub-Advisory Agreements. The Trustees discussed the approval of the Sub-Advisory Agreements in communications prior to the May Meeting and, during the course of the May Meeting, in private sessions with independent counsel, at which no representatives of GFWM or the Sub-Advisors were present.

The Board also considered that each Sub-Advisory Agreement is substantially identical to the existing corresponding previous sub-advisory agreement, except for the effective date and term.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2010 (Unaudited)

Factors Considered

The Trustees considered, and reached conclusions on, a number of factors in making the decisions to approve the Sub-Advisory Agreements. In so doing, the Trustees considered GFWM’s active role as a “manager-of-managers,” which includes, among other functions, monitoring and evaluating the performance of the sub-advisors, recommending that sub-advisors not performing as expected be replaced, and negotiating favorable fee arrangements that could permit the Funds to realize economies of scale without compromising the quality of services. These factors and the Board’s conclusions are set forth below.

Nature, Extent and Quality of Services

The Trustees considered each sub-advisor’s investment management process, including (a) the experience, capability and integrity of the sub-advisor’s management, investment professionals and other personnel; (b) the financial position of the sub-advisor; (c) the quality and commitment of the sub-advisor’s regulatory and legal compliance policies, procedures and systems; and (d) the sub-advisor’s brokerage and trading practices. The Trustees concluded that the nature, extent and quality of the services provided by each sub-advisor has benefited and will continue to benefit the respective Fund and its shareholders and that these factors supported the Board’s determination to approve each Sub-Advisory Agreement.

Investment Performance

The Trustees considered whether each sub-advisor operated within its respective Fund’s investment objective and style and considered each sub-advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each sub-advisor’s investment performance relative to benchmark indices. The Trustees concluded that each sub-advisor’s performance record in managing its relevant Fund indicates that its continued management will benefit the Fund and its shareholders.

Sub-Advisory Fees and Economies of Scale

The Trustees considered each sub-advisor’s fee schedule for providing services to its relevant Fund. The Trustees also considered individual reports prepared with regard to each sub-advisor containing comparative information regarding fees. The Trustees considered that breakpoints in certain of the Sub-Advisory Agreements’ fee schedules represented potential economies of scale that could be shared with Fund shareholders.

Conclusions

Based on their evaluation of the relevant factors, the Board, including the independent Trustees, concluded that each of the factors discussed above favored renewal of each Sub-Advisory Agreement. The Board concluded that each sub-advisory fee was fair and reasonable and that each Fund and its shareholders have received reasonable value in return for those fees.

The Barrow Hanley Sub-Advisory Agreement

Materials Reviewed and the Review Process

At the May Meeting, the Board, including a majority of the independent Trustees, considered and approved the Barrow Hanley Sub-Advisory Agreement. In determining whether to approve the Barrow Hanley Sub-Advisory Agreement, the Board considered the information that it received in advance of the May Meeting, which included: (a) copies of a form of the Barrow Hanley Sub-Advisory Agreement; (b) information regarding the process by which the Advisor selected and recommended Barrow Hanley for Board approval; (c) information regarding the nature, extent, and quality of the services that Barrow Hanley would provide to the Core Plus Fixed Income Fund; (d) information regarding Barrow Hanley’s reputation, investment management business, personnel and operations; (e) information regarding the level of sub-

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2010 (Unaudited)

advisory fees to be charged by Barrow Hanley; (f) information regarding Barrow Hanley’s compliance program; (g) information regarding Barrow Hanley’s historical performance returns managing accounts with similar investment mandates, and such performance compared to a relevant index; and (h) information regarding Barrow Hanley’s financial condition.

When considering the approval of the Barrow Hanley Sub-Advisory Agreement, the Board reviewed and analyzed the factors the Board deemed relevant with respect to Barrow Hanley, including: the nature, extent, and quality of the services to be provided to the Core Plus Fixed Income Fund by Barrow Hanley; Barrow Hanley’s management style; Barrow Hanley’s historical performance record managing accounts with investment mandates similar to the Core Plus Fixed Income Fund; the qualifications and experience of the persons who will be responsible for the day-to-day management of Barrow Hanley’s allocated portion of the Core Plus Fixed Income Fund’s investment portfolio; and Barrow Hanley’s overall resources.

In examining the nature, extent, and quality of the services to be provided by Barrow Hanley to the Core Plus Fixed Income Fund, the Board considered: the specific investment process to be employed by Barrow Hanley in managing the assets to be allocated to it; the qualifications of Barrow Hanley’s investment management team with regard to implementing the Core Plus Fixed Income Fund’s investment mandate; Barrow Hanley’s infrastructure, and whether it appeared to adequately support Barrow Hanley’s investment strategy; and the Advisor’s review process and the Advisor’s favorable assessment as to the nature and quality of the sub-advisory services expected to be provided by Barrow Hanley. Based on the Board’s consideration and review of the foregoing information, the Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by Barrow Hanley, as well as Barrow Hanley’s ability to render such services based on its experience, operations and resources, were appropriate for the Core Plus Fixed Income Fund, and supported a decision to approve the Barrow Hanley Sub-Advisory Agreement.

Because Barrow Hanley is a newly appointed sub-advisor for the Core Plus Fixed Income Fund, the Board could not consider Barrow Hanley’s investment performance in managing the Core Plus Fixed Income Fund as a factor in evaluating the Barrow Hanley Sub-Advisory Agreement. However, the Board did review Barrow Hanley’s historical performance record in managing other accounts that were comparable to the Core Plus Fixed Income Fund. The Board compared this historical performance to a relevant benchmark. On this basis, the Board concluded that the historical performance record for Barrow Hanley supported a decision to approve the Barrow Hanley Sub-Advisory Agreement.

The Board carefully considered and evaluated the proposed fees payable under the Barrow Hanley Sub-Advisory Agreement. The Board also considered comparisons of the fees to be paid to Barrow Hanley with the fees Barrow Hanley charges to its other clients. After evaluating the proposed fees, the Board concluded that the fees that would be paid to Barrow Hanley by the Advisor, with respect to the assets to be allocated to Barrow Hanley, appeared to be within a fair and reasonable range in light of the quality and extent of the services to be provided.

The Board reviewed a copy of the Barrow Hanley Sub-Advisory Agreement. The Board considered that the Barrow Hanley Sub-Advisory Agreement generally provides for the same range of services and fees as the sub-advisory agreements that the Core Plus Fixed Income Fund had in place with its previous sub-advisors, Western Asset Management Company and Western Asset Management Limited.

The Board considered the selection and due diligence process employed by the Advisor in deciding to recommend Barrow Hanley as a sub-advisor for the Core Plus Fixed Income Fund. The Board also considered the Advisor’s conclusion that the fees to be paid to Barrow Hanley for its services to the Core Plus Fixed Income Fund will be reasonable, and the reasons supporting that conclusion. The Board noted that the sub-advisory fees will be paid by the Advisor to Barrow

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2010 (Unaudited)

Hanley and will not be additional fees paid by the Core Plus Fixed Income Fund. The Board concluded that the Advisor’s recommendations and conclusions supported approval of the Barrow Hanley Sub-Advisory Agreement.

After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including a majority of the independent Trustees, concluded that the approval of the Barrow Hanley Sub-Advisory Agreement was in the best interests of the Core Plus Fixed Income Fund, and approved the Barrow Hanley Sub-Advisory Agreement with respect to the Core Plus Fixed Income Fund.

ASSETMARK FUNDS

AssetMark Large Cap Growth Fund
AssetMark Large Cap Value Fund
AssetMark Small/Mid Cap Growth Fund
AssetMark Small/Mid Cap Value Fund
AssetMark International Equity Fund
AssetMark Real Estate Securities Fund
AssetMark Tax-Exempt Fixed Income Fund
AssetMark Core Plus Fixed Income Fund
AssetMark Enhanced Fundamental Index® Large Company Growth Fund
AssetMark Enhanced Fundamental Index® Large Company Value Fund
AssetMark Enhanced Fundamental Index® Small Company Growth Fund
AssetMark Enhanced Fundamental Index® Small Company Value Fund

Investment Advisor
Genworth Financial Wealth Management, Inc.
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
KPMG LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Capital Brokerage Corporation	Semi-Annual Report September 30, 2010
(dba Genworth Financial Brokerage Corporation in Indiana)
6620 West Broad Street Building 2
Richmond, VA 23230
Member FINRA

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AssetMark Funds

By	/s/ Carrie E. Hansen

Carrie E. Hansen, Principal Executive Officer/President

Date	11/30/10

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Carrie E. Hansen

Carrie E. Hansen, Principal Executive Officer/President

Date	11/30/10

By	/s/ Starr E. Frohlich

Starr E. Frohlich, Principal Financial Officer/Treasurer

Date	11/30/10